UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Dear Shareholders:

Thank you for investing in Hartford HLS Funds. The following is the Funds’ Semi-Annual Report covering the period from January 1, 2018 through June 30, 2018.

Market Review

While volatility has increased, U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 have experienced a modest but positive return of 2.65% year-to-date as of June 30.

The Index has experienced more than 35 days with swings of 1% or more this year, compared to eight days for all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have contributed to the return of volatility.

The U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases. As of the end of June, short-term rates range from 1.5% to 1.75%. At the time of this writing, expectations were for a continued gradual increase throughout 2018. Central banks overseas are also expected to begin removing accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Protectionist U.S. trade policies have sparked fear and uncertainty among some investors. Geopolitical tensions continue to persist around U.S. engagement with Syria, heightening market uncertainty.

In Europe, uncertainty remains with respect to Britain’s “Brexit” undertaking, and now Italy’s potential departure from the European Union, which could influence markets or cause an uptick in volatility.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford HLS Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford HLS Funds

Fund Performance and Summary

Hartford Balanced HLS Fund inception 03/31/1983

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	0.23%	8.61%	8.34%	7.51%
Class IB	0.10%	8.37%	8.07%	7.24%
60% S&P 500 Index/ 35% Bloomberg Barclays Government/Credit Bond Index/5% ICE BofAML US 3-Month Treasury Bill Index	1.02%	8.34%	8.88%	7.69%
S&P 500 Index	2.65%	14.37%	13.42%	10.17%
Bloomberg Barclays Government/Credit Bond Index	-1.90%	-0.63%	2.29%	3.78%
ICE BofAML US 3-Month Treasury Bill Index	0.81%	1.36%	0.42%	0.35%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

60% S&P 500 Index/ 35% Bloomberg Barclays Government/Credit Bond Index/ 5% ICE BofAML US 3-Month Treasury Bill Index is calculated by Hartford Funds Management Company, LLC.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) measures the non-securitized component of the U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. On October 20, 2017, the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index was rebranded.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.66% and 0.91%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical or current waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

Hartford Balanced HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Mortgage related- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

Composition by Security Type

as of June 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	67.8%

Total	67.8%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	3.9%
Corporate Bonds	18.9
Foreign Government Obligations	0.8
Municipal Bonds	1.1
U.S. Government Agencies	0.3
U.S. Government Securities	6.6

Total	31.6%

Short-Term Investments	0.5
Other Assets & Liabilities	0.1

Total	100.0%

3

Fund Performance and Summary

Hartford Capital Appreciation HLS Fund inception 04/02/1984

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	3.26%	12.29%	11.41%	7.88%
Class IB	3.14%	11.98%	11.13%	7.61%
Class IC	3.02%	11.71%	10.86%	7.34%
Russell 3000 Index	3.22%	14.78%	13.29%	10.23%
S&P 500 Index	2.65%	14.37%	13.42%	10.17%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class IC shares commenced operations on April 30, 2014. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA, Class IB and Class IC were 0.68%, 0.93% and 1.18%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or portfolio management teams. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small- and mid-cap securities can have greater risk and volatility than large-cap securities. • Foreign investments may be more volatile

4

Hartford Capital Appreciation HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks are generally greater for investments in emerging markets. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector

as of June 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.0%
Consumer Staples	6.6
Energy	5.0
Financials	13.1
Health Care	12.9
Industrials	11.8
Information Technology	22.0
Materials	3.8
Real Estate	4.1
Telecommunication Services	1.3
Utilities	2.2

Total	97.8%

Short-Term Investments	2.6
Other Assets & Liabilities	(0.4)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Fund Performance and Summary

Hartford Disciplined Equity HLS Fund inception 05/29/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	3.69%	14.78%	14.52%	10.64%
Class IB	3.60%	14.53%	14.24%	10.36%
S&P 500 Index	2.65%	14.37%	13.42%	10.17%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.78% and 1.03%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.

6

Hartford Disciplined Equity HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

Composition by Sector

as of June 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.0%
Consumer Staples	7.3
Energy	2.8
Financials	14.5
Health Care	17.0
Industrials	10.9
Information Technology	26.4
Materials	2.2
Telecommunication Services	1.7
Utilities	4.8

Total	99.6%

Short-Term Investments	0.3
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Fund Performance and Summary

Hartford Dividend and Growth HLS Fund inception 03/09/1994

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	-0.58%	10.05%	11.57%	9.16%
Class IB	-0.75%	9.74%	11.28%	8.88%
S&P 500 Index	2.65%	14.37%	13.42%	10.17%
Russell 1000 Value Index	-1.69%	6.77%	10.34%	8.49%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.68% and 0.93%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

8

Hartford Dividend and Growth HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

Composition by Sector

as of June 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	6.8%
Consumer Staples	5.3
Energy	10.1
Financials	21.1
Health Care	13.3
Industrials	7.5
Information Technology	18.7
Materials	4.8
Real Estate	2.5
Telecommunication Services	3.1
Utilities	4.8

Total	98.0%

Short-Term Investments	1.6
Other Assets & Liabilities	0.4

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Fund Performance and Summary

Hartford Global Growth HLS Fund inception 09/30/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	7.89%	21.19%	15.55%	7.64%
Class IB	7.75%	20.87%	15.26%	7.37%
MSCI World Growth Index (Net)	4.17%	16.61%	12.09%	7.27%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI World Growth Index (Net) (reflects no deduction for fees,expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed markets.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.81% and 1.06%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or different portfolio management teams. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Mid-cap securities can have greater risk and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

10

Hartford Global Growth HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

Composition by Country

as of June 30, 2018

Country	Percentage of Net Assets
Australia	0.8%
Canada	2.3
China	5.1
France	2.5
Germany	2.5
Hong Kong	2.8
India	0.6
Ireland	0.6
Italy	1.0
Japan	5.1
Luxembourg	0.6
Portugal	0.6
Russia	0.5
South Korea	0.6
Spain	0.9
Sweden	1.1
Switzerland	2.6
Taiwan	0.5
United Kingdom	2.8
United States	65.6
Short-Term Investments	1.2
Other Assets & Liabilities	(0.3)

Total	100.0%

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

11

Fund Performance and Summary

Hartford Growth Opportunities HLS Fund inception 03/24/1987

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	14.76%	27.62%	18.11%	10.76%
Class IB	14.63%	27.30%	17.81%	10.48%
Class IC	14.48%	26.98%	17.52%	10.21%
Russell 3000 Growth Index	7.44%	22.47%	16.14%	11.78%
Russell 1000 Growth Index	7.25%	22.51%	16.36%	11.83%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class IC shares commenced operations on April 30, 2014. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA, Class IB and Class IC were 0.66%, 0.91% and 1.16%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments

12

Hartford Growth Opportunities HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

and are subject to the risk of currency fluctuations and adverse political and economic developments. • Mid-cap securities can have greater risk and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of June 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	24.0%
Consumer Staples	1.0
Energy	2.0
Financials	4.2
Health Care	11.8
Industrials	10.4
Information Technology	40.9
Materials	2.4
Real Estate	0.1

Total	96.8%

Short-Term Investments	6.0
Other Assets & Liabilities	(2.8)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Fund Performance and Summary

Hartford Healthcare HLS Fund inception 05/01/2000

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	5.65%	5.76%	16.23%	13.76%
Class IB	5.53%	5.54%	15.94%	13.47%
S&P Composite 1500 Health Care Index	3.28%	8.60%	14.38%	13.20%
S&P 500 Index	2.65%	14.37%	13.42%	10.17%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.90% and 1.15%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Small- and mid-cap securities can have greater risk and volatility than large-cap securities.

14

Hartford Healthcare HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

Composition by Subsector

as of June 30, 2018

Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	27.6%
Food & Staples Retailing	0.7
Health Care Equipment & Supplies	23.3
Health Care Providers & Services	17.1
Health Care Technology	3.0
Life Sciences Tools & Services	3.6
Pharmaceuticals	23.0

Total	98.3%

Short-Term Investments	6.0
Other Assets & Liabilities	(4.3)

Total	100.0%

For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

15

Fund Performance and Summary

Hartford High Yield HLS Fund inception 09/30/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide high current income, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	-0.49%	2.53%	4.83%	7.40%
Class IB	-0.62%	2.29%	4.56%	7.13%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	0.16%	2.62%	5.51%	8.19%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information through March 5, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of March 5, 2012 HIMCO no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.78% and 1.03%, respectively. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S.

16

Hartford High Yield HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities.

Composition by Security Type

as of June 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	1.2%
Escrows	0.0 *
Preferred Stocks	0.2

Total	1.4%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	0.0%*
Convertible Bonds	1.6
Corporate Bonds	87.6
Senior Floating Rate Interests	5.4

Total	94.6%

Short-Term Investments	3.1
Other Assets & Liabilities	0.9

Total	100.0%

*	Percentage rounds to zero.

17

Fund Performance and Summary

Hartford International Opportunities HLS Fund inception 07/02/1990

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	-3.49%	5.38%	7.19%	4.13%
Class IB	-3.62%	5.12%	6.92%	3.87%
MSCI All Country World ex USA Index (Net)	-3.77%	7.28%	5.99%	2.54%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.73% and 0.98%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors, geographic regions or countries may increase its volatility and risk of loss if adverse developments occur.

18

Hartford International Opportunities HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

Composition by Currency

as of June 30, 2018

Description	Percentage of Net Assets
Australian Dollar	1.0%
British Pound	11.4
Canadian Dollar	7.9
Danish Krone	0.2
Euro	26.1
Hong Kong Dollar	9.6
Indian Rupee	2.2
Japanese Yen	15.4
Norwegian Krone	0.3
South Korean Won	2.0
Swedish Krona	0.2
Swiss Franc	8.8
Taiwanese Dollar	2.5
United States Dollar	11.7
Other Assets & Liabilities	0.7

Total	100.0%

Composition by Sector

as of June 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.6%
Consumer Staples	7.6
Energy	7.0
Financials	15.6
Health Care	8.0
Industrials	14.3
Information Technology	16.8
Materials	5.0
Real Estate	2.7
Telecommunication Services	1.7
Utilities	3.4

Total	97.7%

Short-Term Investments	1.6
Other Assets & Liabilities	0.7

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

19

Fund Performance and Summary

Hartford MidCap HLS Fund inception 07/14/1997

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	7.51%	19.41%	15.12%	10.86%
Class IB	7.38%	19.11%	14.83%	10.58%
S&P MidCap 400 Index	3.49%	13.50%	12.69%	10.78%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.70% and 0.95%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risk and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

20

Hartford MidCap HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

Composition by Sector

as of June 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	5.5%
Consumer Staples	0.7
Energy	5.2
Financials	14.8
Health Care	17.8
Industrials	20.3
Information Technology	29.0
Materials	2.8
Real Estate	1.5
Utilities	2.1

Total	99.7%

Short-Term Investments	0.8
Other Assets & Liabilities	(0.5)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

21

Fund Performance and Summary

Hartford MidCap Value HLS Fund inception 04/30/2001

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	0.79%	10.41%	10.15%	10.47%
Class IB	0.72%	10.11%	9.88%	10.20%
Russell 2500 Value Index	3.00%	11.49%	10.78%	10.10%
Russell MidCap Value Index	-0.16%	7.60%	11.27%	10.06%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest U.S. companies based on their market capitalization and current index membership.

Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.86% and 1.11%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risk and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. • Different

22

Hartford MidCap Value HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of June 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	4.2%
Consumer Staples	3.8
Energy	8.3
Financials	20.4
Health Care	4.3
Industrials	16.6
Information Technology	13.3
Materials	10.1
Real Estate	10.8
Telecommunication Services	1.1
Utilities	5.1

Total	98.0%

Short-Term Investments	3.0
Other Assets & Liabilities	(1.0)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

23

Fund Performance and Summary

Hartford Small Cap Growth HLS Fund inception 05/02/1994

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	8.71%	18.86%	13.64%	12.71%
Class IB	8.60%	18.57%	13.36%	12.43%
Russell 2000 Growth Index	9.70%	21.86%	13.65%	11.24%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is an index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.66% and 0.91%, respectively. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

Performance information through July 21, 2010 represents performance of the Fund’s previous additional sub-adviser, Hartford Investment Management Company (“HIMCO”). As of July 21, 2010, HIMCO no longer served as an additional sub-adviser to the Fund.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or portfolio management teams. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risk and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

24

Hartford Small Cap Growth HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

Composition by Sector

as of June 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.6%
Consumer Staples	3.5
Energy	2.3
Financials	8.4
Health Care	25.3
Industrials	16.9
Information Technology	22.2
Materials	3.7
Real Estate	2.0
Telecommunication Services	0.9

Total	99.8%

Short-Term Investments	3.9
Other Assets & Liabilities	(3.7)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

25

Fund Performance and Summary

Hartford Small Company HLS Fund inception 08/09/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	12.83%	26.45%	11.64%	9.38%
Class IB	12.70%	26.14%	11.37%	9.11%
Russell 2000 Growth Index	9.70%	21.86%	13.65%	11.24%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is an index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.78% and 1.03%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

Performance information through July 21, 2010 represents performance of the Fund’s previous additional sub-adviser, Hartford Investment Management Company (“HIMCO”). As of July 21, 2010, HIMCO no longer served as an additional sub-adviser to the Fund.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or portfolio management teams. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risk and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. • Different investment styles may go in and out

26

Hartford Small Company HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of June 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	17.1%
Consumer Staples	2.1
Energy	1.3
Financials	7.0
Health Care	21.5
Industrials	17.3
Information Technology	23.5
Materials	6.7
Real Estate	0.7
Telecommunication Services	0.7

Total	97.9%

Short-Term Investments	3.5
Other Assets & Liabilities	(1.4)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

27

Fund Performance and Summary

Hartford Small/Mid Cap Equity HLS Fund inception 05/01/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	4.09%	15.50%	10.86%	9.16%
Class IB	4.00%	15.18%	10.57%	8.88%
Russell 2500 Index	5.46%	16.24%	12.29%	10.74%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information through June 4, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of June 4, 2012, HIMCO no longer served as the sub-adviser to the Fund.

Includes the Fund’s performance when it invested, prior to February 1, 2010, at least 80% of its assets in common stocks of mid-capitalization companies.

Russell 2500 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index and includes approximately 2,500 of the smallest securities based on a combination of their market capitalization and current index membership.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.92% and 1.17%, respectively. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small- and mid-cap securities can have greater risk and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

28

Hartford Small/Mid Cap Equity HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

Composition by Sector

as of June 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.2%
Consumer Staples	3.5
Energy	5.5
Financials	13.7
Health Care	12.7
Industrials	13.2
Information Technology	16.0
Materials	3.9
Real Estate	10.6
Telecommunication Services	1.0
Utilities	4.5

Total	98.8%

Short-Term Investments	2.3
Other Assets & Liabilities	(1.1)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

29

Fund Performance and Summary

Hartford Stock HLS Fund inception 08/31/1977

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	1.94%	11.84%	11.39%	9.24%
Class IB	1.81%	11.55%	11.11%	8.97%
Russell 1000 Index	2.85%	14.54%	13.37%	10.20%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.52% and 0.77%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

30

Hartford Stock HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

Composition by Sector

as of June 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.1%
Consumer Staples	15.2
Energy	3.2
Financials	11.5
Health Care	15.3
Industrials	19.1
Information Technology	10.4
Materials	4.2
Real Estate	5.4

Total	98.4%

Short-Term Investments	1.5
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

31

Fund Performance and Summary

Hartford Total Return Bond HLS Fund inception 08/31/1977

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	-1.50%	0.23%	2.98%	4.01%
Class IB	-1.51%	-0.05%	2.73%	3.75%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.62%	-0.40%	2.27%	3.72%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information through March 5, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of March 5, 2012, HIMCO no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.51% and 0.76%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As

32

Hartford Total Return Bond HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities.

Composition by Security Type

as of June 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0%*
Escrows	0.0 *
Preferred Stocks	0.1
Warrants	0.0 *

Total	0.1%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	35.7
Corporate Bonds	28.0
Foreign Government Obligations	1.4
Municipal Bonds	1.1
Senior Floating Rate Interests	2.8
U.S. Government Agencies	57.0
U.S. Government Securities	4.8

Total	130.8%

Short-Term Investments	4.7
Purchased Options	0.3
Other Assets & Liabilities	(35.9)

Total	100.0%

*	Percentage rounds to zero.

33

Fund Performance and Summary

Hartford Ultrashort Bond HLS Fund inception 08/31/1977

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks total return and income consistent with preserving capital and maintaining liquidity.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	Since Inception[2]
Class IA	0.60%	1.11%	0.60%
Class IB	0.50%	0.90%	0.35%
Bloomberg Barclays Short Treasury 9-12 Month Index	0.73%	1.11%	0.55%

[1]	Not Annualized
[2]	On October 21, 2013, the Fund converted from a money market fund to an ultrashort bond fund. Total returns shown are from conversion date (October 21, 2013) to June 30, 2018.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Prior to October 21, 2013, the Fund was managed as a money market fund. Accordingly, performance of the Fund prior to October 21, 2013 is not shown. Past performance information for when the Fund was managed as a money market fund is available upon request by calling 1-888-843-7824.

Bloomberg Barclays Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes) includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.45% and 0.70%, respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the

34

Hartford Ultrashort Bond HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

U.S. Government. • The risks associated with mortgage related- and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities. • Repurchase agreements may increase the Fund’s risk and volatility.

Composition by Security Type

as of June 30, 2018

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	28.1%
Corporate Bonds	44.5
Municipal Bonds	0.3
U.S. Government Agencies	4.8
U.S. Government Securities	21.7

Total	99.4%

Short-Term Investments	0.5
Other Assets & Liabilities	0.1

Total	100.0%

35

Fund Performance and Summary

Hartford U.S. Government Securities HLS Fund inception 03/24/1987

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	-0.49%	-0.62%	1.47%	1.97%
Class IB	-0.69%	-0.93%	1.21%	1.71%
Bloomberg Barclays Intermediate Government Bond Index	-0.67%	-0.73%	1.04%	2.41%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information through March 5, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of March 5, 2012, HIMCO no longer served as the sub-adviser to the Fund.

Bloomberg Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of government bonds with maturities of between one and ten years.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.51% and 0.76%, respectively. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic

36

Hartford U.S. Government Securities HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • The risks associated with mortgage related- and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities.

Composition by Security Type

as of June 30, 2018

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	19.1%
U.S. Government Agencies	39.5
U.S. Government Securities	40.6

Total	99.2%

Short-Term Investments	4.7
Other Assets & Liabilities	(3.9)

Total	100.0%

37

Fund Performance and Summary

Hartford Value HLS Fund inception 04/30/2001

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class IA. Growth results in classes other than Class IA will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 6/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	-1.18%	7.59%	9.68%	8.23%
Class IB	-1.25%	7.34%	9.41%	7.96%
Russell 1000 Value Index	-1.69%	6.77%	10.34%	8.49%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2018, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

You cannot invest directly in an index.

As shown in the Fund’s current prospectus dated May 1, 2018, the total annual fund operating expense ratios for Class IA and Class IB were 0.71% and 0.96%,

respectively. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2018.

The chart and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.

38

Hartford Value HLS Fund

Fund Performance and Summary – (continued)

June 30, 2018 (Unaudited)

Composition by Sector

as of June 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.5%
Consumer Staples	5.9
Energy	12.4
Financials	25.6
Health Care	13.2
Industrials	8.2
Information Technology	12.4
Materials	3.5
Real Estate	1.8
Telecommunication Services	1.6
Utilities	3.4

Total	98.5%

Short-Term Investments	1.9
Other Assets & Liabilities	(0.4)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

39

Hartford HLS Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2018 through June 30, 2018. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hartford Balanced HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,002.30	$3.13	$1,000.00	$1,021.67	$3.16	0.63%
Class IB	$1,000.00	$1,001.00	$4.37	$1,000.00	$1,020.43	$4.41	0.88%

Hartford Capital Appreciation HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,032.60	$3.43	$1,000.00	$1,021.42	$3.41	0.68%
Class IB	$1,000.00	$1,031.40	$4.68	$1,000.00	$1,020.18	$4.66	0.93%
Class IC	$1,000.00	$1,030.20	$5.94	$1,000.00	$1,018.94	$5.91	1.18%

40

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

Hartford Disciplined Equity HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,036.90	$3.94	$1,000.00	$1,020.93	$3.91	0.78%
Class IB	$1,000.00	$1,036.00	$5.20	$1,000.00	$1,019.69	$5.16	1.03%

Hartford Dividend and Growth HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$994.20	$3.36	$1,000.00	$1,021.42	$3.41	0.68%
Class IB	$1,000.00	$992.50	$4.59	$1,000.00	$1,020.18	$4.66	0.93%

Hartford Global Growth HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,078.90	$4.12	$1,000.00	$1,020.83	$4.01	0.80%
Class IB	$1,000.00	$1,077.50	$5.41	$1,000.00	$1,019.59	$5.26	1.05%

Hartford Growth Opportunities HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,147.60	$3.46	$1,000.00	$1,021.57	$3.26	0.65%
Class IB	$1,000.00	$1,146.30	$4.79	$1,000.00	$1,020.33	$4.51	0.90%
Class IC	$1,000.00	$1,144.80	$6.12	$1,000.00	$1,019.09	$5.76	1.15%

41

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

Hartford Healthcare HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,056.50	$4.54	$1,000.00	$1,020.38	$4.46	0.89%
Class IB	$1,000.00	$1,055.30	$5.81	$1,000.00	$1,019.14	$5.71	1.14%

Hartford High Yield HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$995.10	$3.81	$1,000.00	$1,020.98	$3.86	0.77%
Class IB	$1,000.00	$993.80	$5.04	$1,000.00	$1,019.74	$5.11	1.02%

Hartford International Opportunities HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$965.10	$3.56	$1,000.00	$1,021.18	$3.66	0.73%
Class IB	$1,000.00	$963.80	$4.77	$1,000.00	$1,019.94	$4.91	0.98%

Hartford MidCap HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,075.10	$3.55	$1,000.00	$1,021.37	$3.46	0.69%
Class IB	$1,000.00	$1,073.80	$4.83	$1,000.00	$1,020.13	$4.71	0.94%

42

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

Hartford MidCap Value HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,007.90	$4.28	$1,000.00	$1,020.53	$4.31	0.86%
Class IB	$1,000.00	$1,007.20	$5.52	$1,000.00	$1,019.29	$5.56	1.11%

Hartford Small Cap Growth HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,087.10	$3.31	$1,000.00	$1,021.62	$3.21	0.64%
Class IB	$1,000.00	$1,086.00	$4.60	$1,000.00	$1,020.38	$4.46	0.89%

Hartford Small Company HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,128.30	$4.17	$1,000.00	$1,020.88	$3.96	0.79%
Class IB	$1,000.00	$1,127.00	$5.48	$1,000.00	$1,019.64	$5.21	1.04%

Hartford Small/Mid Cap Equity HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,040.90	$4.60	$1,000.00	$1,020.28	$4.56	0.91%
Class IB	$1,000.00	$1,040.00	$5.87	$1,000.00	$1,019.04	$5.81	1.16%

43

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

Hartford Stock HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,019.40	$2.60	$1,000.00	$1,022.22	$2.61	0.52%
Class IB	$1,000.00	$1,018.10	$3.85	$1,000.00	$1,020.98	$3.86	0.77%

Hartford Total Return Bond HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$985.00	$2.51	$1,000.00	$1,022.27	$2.56	0.51%
Class IB	$1,000.00	$984.90	$3.74	$1,000.00	$1,021.03	$3.81	0.76%

Hartford Ultrashort Bond HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$1,006.00	$2.24	$1,000.00	$1,022.56	$2.26	0.45%
Class IB	$1,000.00	$1,005.00	$3.48	$1,000.00	$1,021.32	$3.51	0.70%

Hartford U.S. Government Securities HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$995.10	$2.52	$1,000.00	$1,022.27	$2.56	0.51%
Class IB	$1,000.00	$993.10	$3.76	$1,000.00	$1,021.03	$3.81	0.76%

44

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

Hartford Value HLS Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses paid during the period January 1, 2018 through June 30, 2018	Annualized expense ratio
Class IA	$1,000.00	$988.20	$3.55	$1,000.00	$1,021.22	$3.61	0.72%
Class IB	$1,000.00	$987.50	$4.78	$1,000.00	$1,019.98	$4.86	0.97%

45

Hartford Balanced HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 67.8%
	Banks - 6.6%
1,142,040	Bank of America Corp.	$32,194,107
462,600	Citigroup, Inc.	30,957,192
364,850	JP Morgan Chase & Co.	38,017,370
139,480	PNC Financial Services Group, Inc.	18,843,748
462,440	Wells Fargo & Co.	25,637,674

		145,650,091

	Capital Goods - 4.5%
71,940	3M Co.	14,152,037
121,480	Caterpillar, Inc.	16,481,192
261,090	Eaton Corp. plc	19,513,866
260,200	Fortune Brands Home & Security, Inc.	13,970,138
170,470	Ingersoll-Rand plc	15,296,273
167,670	United Technologies Corp.	20,963,780

		100,377,286

	Consumer Durables & Apparel - 1.6%
278,690	Newell Brands, Inc.	7,187,415
175,880	NIKE, Inc. Class B	14,014,119
481,440	PulteGroup, Inc.	13,841,400

		35,042,934

	Consumer Services - 1.3%
212,686	Hilton Worldwide Holdings, Inc.	16,836,224
241,850	Norwegian Cruise Line Holdings Ltd.*	11,427,412

		28,263,636

	Diversified Financials - 1.3%
605,830	Invesco Ltd.	16,090,845
798,160	UBS Group AG*	12,236,075

		28,326,920

	Energy - 4.9%
250,635	Chevron Corp.	31,687,783
157,170	EOG Resources, Inc.	19,556,663
160,710	Exxon Mobil Corp.	13,295,538
307,540	Halliburton Co.	13,857,753
65,990	Pioneer Natural Resources Co.	12,487,948
410,590	Suncor Energy, Inc.	16,702,801

		107,588,486

	Food & Staples Retailing - 0.5%
292,350	US Foods Holding Corp.*	11,056,677

	Food, Beverage & Tobacco - 2.6%
291,516	British American Tobacco plc	14,684,643
159,786	Kraft Heinz Co.	10,037,757
348,890	Mondelez International, Inc. Class A	14,304,490
242,740	Philip Morris International, Inc.	19,598,828

		58,625,718

	Health Care Equipment & Services - 4.7%
399,980	Boston Scientific Corp.*	13,079,346
389,510	Koninklijke Philips N.V.	16,502,738
306,965	Medtronic plc	26,279,274
132,560	UnitedHealth Group, Inc.	32,522,270
133,630	Universal Health Services, Inc. Class B	14,891,727

		103,275,355

	Household & Personal Products - 0.7%
281,440	Unilever N.V.	15,681,837

	Insurance - 2.2%
429,970	American International Group, Inc.	22,797,009
225,450	Marsh & McLennan Cos., Inc.	18,480,137

Shares or Principal Amount		Market Value†
COMMON STOCKS - 67.8% - (continued)
	Insurance - 2.2% - (continued)
199,640	Unum Group	$7,384,684

		48,661,830

	Materials - 2.5%
429,850	DowDuPont, Inc.	28,335,712
126,400	FMC Corp.	11,276,144
317,680	International Paper Co.	16,544,774

		56,156,630

	Media - 2.1%
828,430	Comcast Corp. Class A	27,180,789
616,570	Viacom, Inc. Class B	18,595,751

		45,776,540

	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
122,180	Allergan plc	20,369,849
470,360	AstraZeneca plc ADR	16,514,340
415,360	Bristol-Myers Squibb Co.	22,986,022
131,630	Eisai Co., Ltd.	9,265,438
274,810	Eli Lilly & Co.	23,449,537
94,020	Nektar Therapeutics*	4,590,997
196,730	Novartis AG	14,902,480
69,735	Roche Holding AG	15,471,266
77,290	Vertex Pharmaceuticals, Inc.*	13,136,208

		140,686,137

	Real Estate - 0.7%
549,934	Park Hotels & Resorts, Inc. REIT	16,844,478

	Retailing - 4.3%
11,702,200	Allstar Co.*(1)(2)(3)(4)	5,383,012
7,840	Booking Holdings, Inc.*	15,892,386
167,380	Home Depot, Inc.	32,655,838
721,170	Qurate Retail, Inc.*	15,303,227
233,280	TJX Cos., Inc.	22,203,590
67,006	Tory Burch LLC*(1)(2)(3)(4)	3,637,095

		95,075,148

	Semiconductors & Semiconductor Equipment - 4.5%
203,210	Analog Devices, Inc.	19,491,903
62,630	Broadcom, Inc.	15,196,543
422,170	Intel Corp.	20,986,071
260,590	Maxim Integrated Products, Inc.	15,286,209
497,240	QUALCOMM, Inc.	27,905,109

		98,865,835

	Software & Services - 9.0%
64,015	Alphabet, Inc. Class C*	71,418,335
201,310	Cognizant Technology Solutions Corp. Class A	15,901,477
245,890	Facebook, Inc. Class A*	47,781,345
655,610	Microsoft Corp.	64,649,702

		199,750,859

	Technology Hardware & Equipment - 4.4%
90,420	Apple, Inc.	16,737,646
894,410	Cisco Systems, Inc.	38,486,462
286,270	NetApp, Inc.	22,480,783
3,305,240	Nokia Oyj	18,958,448

		96,663,339

	Transportation - 1.3%
199,130	Union Pacific Corp.	28,212,738

The accompanying notes are an integral part of these financial statements.

46

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 67.8% - (continued)
		Utilities - 1.7%
	227,050	NextEra Energy, Inc.	$37,924,162

		Total Common Stocks (cost $1,102,127,408)	$1,498,506,636

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 3.9%
		Asset-Backed - Automobile - 0.5%
$	296,742	ARI Fleet Lease Trust 1.91%, 04/15/2026(2)	$295,062
	655,000	Canadian Pacer Auto Receivables Trust 2.05%, 03/19/2021(2)	649,229
		Chesapeake Funding LLC
	1,168,299	1.91%, 08/15/2029(2)	1,154,402
	859,699	1 mo. USD LIBOR + 0.450%, 2.52%, 05/15/2029(2)(5)	859,723
	1,233,936	1 mo. USD LIBOR + 1.000%, 3.07%, 06/15/2028(2)(5)	1,237,581
		Enterprise Fleet Financing LLC
	778,271	1.97%, 01/20/2023(2)	772,464
	373,697	2.13%, 07/20/2022(2)	371,498
	905,000	2.13%, 05/22/2023(2)	896,205
		First Investors Auto Owner Trust
	238,787	1.86%, 10/15/2021(2)	237,594
	878,212	2.00%, 03/15/2022(2)	873,078
	645,000	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(2)	640,171
	773	Santander Drive Auto Receivables Trust 2.33%, 11/15/2019	773
		Securitized Term Auto Receivables Trust
	1,191,730	1.52%, 03/25/2020(2)	1,186,123
	550,000	2.04%, 04/26/2021(2)	542,272
		Wheels SPV LLC
	151,198	1.59%, 05/20/2025(2)	150,558
	701,584	1.88%, 04/20/2026(2)	695,271

			10,562,004

		Asset-Backed - Credit Card - 0.1%
	2,665,000	CARDS Trust 1 mo. USD LIBOR + 0.700%, 2.77%, 07/15/2021(2)(5)	2,665,679

		Asset-Backed - Finance & Insurance - 2.2%
	2,568,169	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(2)(6)	2,517,958
	1,780,000	ALM VI Ltd. 3 mo. USD LIBOR + 1.400%, 3.75%, 07/15/2026(2)(5)	1,777,819
	3,480,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 3.65%, 01/16/2030(2)(5)	3,481,740
		Bayview Opportunity Master Fund Trust
	686,052	3.50%, 01/28/2055(2)(6)	684,778
	713,794	3.50%, 06/28/2057(2)(6)	712,371
	1,323,113	3.50%, 07/28/2057(2)(6)	1,319,665
	661,244	4.00%, 11/28/2053(2)(6)	667,440
	903,741	4.00%, 10/28/2064(2)(6)	911,639
	2,000,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.600%, 3.95%, 10/15/2026(2)(5)	1,998,754
	3,500,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.050%, 3.16%, 04/24/2030(2)(5)	3,479,942

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 3.9% - (continued)
		Asset-Backed - Finance & Insurance - 2.2% - (continued)
		Ford Credit Floorplan Master Owner Trust
$	2,575,000	1.75%, 07/15/2021	$2,544,150
	430,000	2.09%, 03/15/2022(2)	423,547
		GreatAmerica Leasing Receivables Funding LLC
	1,040,000	2.36%, 01/20/2023(2)	1,025,322
	470,000	2.60%, 06/15/2021(2)	466,163
	332,000	2.83%, 06/17/2024(2)	328,711
	1,465,000	KKR CLO Ltd. 3 mo. USD LIBOR + 1.340%, 3.69%, 04/15/2029(2)(5)	1,471,008
		Madison Park Funding Ltd.
	2,635,000	3 mo. USD LIBOR + 0.750%, 3.09%, 04/15/2029(2)(5)	2,606,713
	4,000,000	3 mo. USD LIBOR + 1.120%, 3.48%, 07/20/2026(2)(5)	3,998,464
	2,690,000	Magnetite VII Ltd. 3 mo. USD LIBOR + 0.800%, 3.15%, 01/15/2028(2)(5)	2,674,124
		MMAF Equipment Finance LLC
	322,609	1.73%, 05/18/2020(2)	321,721
	665,000	2.21%, 10/17/2022(2)	651,460
	1,000,000	2.21%, 12/15/2032(2)	959,693
		Nationstar HECM Loan Trust
	255,597	1.97%, 05/25/2027(2)	254,728
	292,297	2.04%, 09/25/2027(2)(6)	291,080
	2,465,000	Octagon Loan Funding Ltd. 3 mo. USD LIBOR + 1.140%, 3.47%, 11/18/2026(2)(5)	2,464,408
		OneMain Financial Issuance Trust
	440,000	3.66%, 02/20/2029(2)	442,759
	591,181	4.10%, 03/20/2028(2)	594,727
	1,565,000	SBA Tower Trust 2.90%, 10/15/2044(2)(7)	1,555,082
		Springleaf Funding Trust
	440,000	2.90%, 11/15/2029(2)	437,733
	1,110,165	3.16%, 11/15/2024(2)	1,109,738
	755,000	3.48%, 05/15/2028(2)	754,545
	1,965,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(2)	1,974,000
		Towd Point Mortgage Trust
	1,217,075	2.75%, 10/25/2056(2)(6)	1,191,555
	307,056	2.75%, 04/25/2057(2)(6)	302,016
	864,657	2.75%, 06/25/2057(2)(6)	843,846
	417,921	3.00%, 01/25/2058(2)(6)	411,495
	812,283	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(2)	812,595

			48,463,489

		Commercial Mortgage - Backed Securities - 0.7%
	1,575,000	Commercial Mortgage Trust 3.18%, 02/10/2048	1,537,404
		CSAIL Commercial Mortgage Trust
	3,200,000	3.50%, 06/15/2057	3,170,786
	3,400,000	3.51%, 04/15/2050	3,382,315
	2,220,000	CSMC Trust 2.76%, 04/05/2033(2)	2,186,658
		FREMF Mortgage Trust
	230,000	3.26%, 04/25/2046(2)(6)	229,820
	385,000	3.48%, 05/25/2045(2)(6)	385,871
	525,000	5.69%, 04/25/2020(2)(6)	544,211

The accompanying notes are an integral part of these financial statements.

47

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 3.9% - (continued)
		Commercial Mortgage - Backed Securities - 0.7% - (continued)
$	710,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 01/15/2049	$721,568
	317	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(6)	318
	3,100,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	3,040,905
	1,000,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(2)(6)	965,478

			16,165,334

		Whole Loan Collateral CMO - 0.4%
	477,445	Angel Oak Mortgage Trust LLC 2.71%, 11/25/2047(2)(6)	474,255
	913,557	COLT Mortgage Loan Trust 2.93%, 02/25/2048(2)(6)	909,345
		Deephaven Residential Mortgage Trust
	587,616	2.45%, 06/25/2047(2)(6)	579,130
	539,153	2.58%, 10/25/2047(2)(6)	535,813
	260,098	2.73%, 12/26/2046(2)(6)	258,997
	836,035	2.98%, 12/25/2057(2)(6)	831,057
	427,813	Finance of America Structured Securities Trust 2.32%, 11/25/2027(2)(6)	427,062
	815,651	MetLife Securitization Trust 3.00%, 04/25/2055(2)(6)	801,533
		Mill City Mortgage Loan Trust
	387,122	2.50%, 04/25/2057(2)(6)	379,811
	964,995	2.75%, 01/25/2061(2)(6)	945,510
	1,129,742	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(2)(6)	1,140,665
	871,052	Towd Point Mortgage Trust 2.25%, 04/25/2056(2)(6)	850,780

			8,133,958

		Total Asset & Commercial Mortgage Backed Securities (cost $87,483,776)	$85,990,464

CORPORATE BONDS - 18.9%
		Aerospace/Defense - 0.2%
$	850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(2)	$840,198
	2,345,000	General Dynamics Corp. 2.88%, 05/11/2020	2,342,451
		Lockheed Martin Corp.
	500,000	4.07%, 12/15/2042	481,056
	256,000	4.50%, 05/15/2036	265,690
	560,000	4.85%, 09/15/2041	594,237

			4,523,632

		Agriculture - 0.4%
		Altria Group, Inc.
	560,000	4.50%, 05/02/2043	537,099
	1,995,000	4.75%, 05/05/2021	2,071,947
	2,160,000	BAT Capital Corp. 3.56%, 08/15/2027(2)	2,009,667

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.9% - (continued)
		Agriculture - 0.4% - (continued)
		BAT International Finance plc
$	685,000	2.75%, 06/15/2020(2)	$677,528
	2,775,000	3.25%, 06/07/2022(2)	2,730,077
	290,000	3.50%, 06/15/2022(2)	287,242
	1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(2)	1,057,069
	325,000	Philip Morris International, Inc. 4.88%, 11/15/2043	334,783

			9,705,412

		Airlines - 0.2%
	2,903,609	Continental Airlines, Inc. 5.98%, 10/19/2023	3,074,050
	1,958,044	Southwest Airlines Co. 6.15%, 02/01/2024	2,076,472
	170,000	United Airlines Class B Pass Through Trust 4.60%, 09/01/2027	170,844

			5,321,366

		Auto Manufacturers - 0.5%
		Daimler Finance North America LLC
	150,000	2.25%, 07/31/2019(2)	148,807
	1,440,000	2.30%, 02/12/2021(2)	1,398,756
	665,000	Ford Motor Co. 4.35%, 12/08/2026	652,639
	4,200,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	3,999,794
		General Motors Financial Co., Inc.
	3,185,000	3.70%, 05/09/2023	3,124,660
	1,245,000	3.95%, 04/13/2024	1,218,365
	580,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(2)	573,581

			11,116,602

		Beverages - 0.3%
		Anheuser-Busch InBev Finance, Inc.
	1,750,000	3.65%, 02/01/2026	1,713,151
	310,000	4.70%, 02/01/2036	314,200
	280,000	4.90%, 02/01/2046	287,946
		Anheuser-Busch InBev Worldwide, Inc.
	1,125,000	3.50%, 01/12/2024	1,118,053
	220,000	4.38%, 04/15/2038	213,577
		Coca-Cola Femsa S.A.B. de C.V.
	530,000	2.38%, 11/26/2018	529,273
	1,300,000	3.88%, 11/26/2023	1,301,774
	245,000	Constellation Brands, Inc. 2.70%, 05/09/2022	236,803
		Molson Coors Brewing Co.
	765,000	3.50%, 05/01/2022	762,197
	215,000	5.00%, 05/01/2042	218,033

			6,695,007

		Biotechnology - 0.1%
	1,340,000	Biogen, Inc. 2.90%, 09/15/2020	1,334,169
		Celgene Corp.
	230,000	2.25%, 05/15/2019	228,888
	770,000	3.55%, 08/15/2022	764,143
	535,000	3.63%, 05/15/2024	521,948
	335,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	330,975

			3,180,123

The accompanying notes are an integral part of these financial statements.

48

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.9% - (continued)
		Chemicals - 0.2%
$	2,740,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	$2,748,768
	1,950,000	Nutrien Ltd. 3.15%, 10/01/2022	1,896,768

			4,645,536

		Commercial Banks - 5.1%
		Banco Santander S.A.
	1,400,000	3.13%, 02/23/2023	1,328,474
	1,000,000	3.85%, 04/12/2023	977,992
		Bank of America Corp.
	1,220,000	2.63%, 10/19/2020	1,204,994
	1,799,000	3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(5)	1,694,072
	1,610,000	3 mo. USD LIBOR + 1.370%, 3.59%, 07/21/2028(5)	1,537,126
	2,950,000	4.20%, 08/26/2024	2,965,397
	2,020,000	Bank of New York Mellon Corp. 2.15%, 02/24/2020	1,994,995
	2,830,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(2)	2,794,335
	2,740,000	Barclays plc 3.20%, 08/10/2021	2,684,501
	1,660,000	BB&T Corp. 3.20%, 09/03/2021	1,654,752
		BNP Paribas S.A.
	2,075,000	2.40%, 12/12/2018	2,073,840
	590,000	2.95%, 05/23/2022(2)	569,542
	1,000,000	3.38%, 01/09/2025(2)	944,683
	2,410,000	3.50%, 11/16/2027(2)	2,235,795
		BPCE S.A.
	365,000	2.50%, 12/10/2018	364,796
	305,000	3.00%, 05/22/2022(2)	294,587
	2,025,000	3.50%, 10/23/2027(2)	1,848,349
	2,225,000	5.15%, 07/21/2024(2)	2,255,956
	1,425,000	5.70%, 10/22/2023(2)	1,488,162
	2,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	2,819,911
		Citigroup, Inc.
	1,220,000	2.50%, 07/29/2019	1,214,527
	2,355,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(5)	2,212,616
	533,000	5.30%, 05/06/2044	548,739
	290,000	8.13%, 07/15/2039	407,921
	1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,653,048
	505,000	Compass Bank 2.75%, 09/29/2019	502,230
		Credit Agricole S.A.
	950,000	2.50%, 04/15/2019(2)	947,936
	1,025,000	3.25%, 10/04/2024(2)	965,236
	535,000	3.75%, 04/24/2023(2)	524,165
	790,000	4.38%, 03/17/2025(2)	762,127
		Credit Suisse AG
	945,000	2.30%, 05/28/2019	940,458
	855,000	3.00%, 10/29/2021	843,560
	250,000	3.63%, 09/09/2024	245,822
		Credit Suisse Group AG
	345,000	3 mo. USD LIBOR + 1.240%, 3.57%, 06/12/2024(2)(5)	344,691
	530,000	3.57%, 01/09/2023(2)	519,152

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.9% - (continued)
		Commercial Banks - 5.1% - (continued)
$	260,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(2)(5)	$244,485
		Credit Suisse Group Funding Guernsey Ltd.
	1,425,000	3.75%, 03/26/2025	1,370,521
	1,885,000	3.80%, 09/15/2022	1,876,727
		Deutsche Bank AG
	1,925,000	3.15%, 01/22/2021	1,862,966
	2,210,000	4.25%, 10/14/2021	2,178,773
		Goldman Sachs Group, Inc.
	250,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(5)	237,784
	2,590,000	6.25%, 02/01/2041	3,023,982
		HSBC Holdings plc
	1,030,000	3.40%, 03/08/2021	1,029,629
	4,625,000	3.60%, 05/25/2023	4,579,661
	590,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(5)	595,920
		Huntington National Bank
	2,120,000	2.20%, 11/06/2018	2,117,150
	1,490,000	2.40%, 04/01/2020	1,469,401
		ING Groep N.V.
	345,000	3.15%, 03/29/2022	338,526
	1,100,000	3.95%, 03/29/2027	1,073,573
		JP Morgan Chase & Co.
	2,240,000	3.25%, 09/23/2022	2,219,235
	2,000,000	4.95%, 03/25/2020	2,059,669
	2,600,000	Korea Development Bank 2.50%, 03/11/2020	2,565,041
	470,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(2)	463,884
	2,215,000	Macquarie Group Ltd. 3 mo. USD LIBOR + 1.330%, 4.15%, 03/27/2024(2)(5)	2,204,522
		Morgan Stanley
	4,875,000	2.50%, 01/24/2019	4,867,312
	1,450,000	3.13%, 07/27/2026	1,348,827
	1,800,000	3.63%, 01/20/2027	1,728,407
	1,000,000	3.70%, 10/23/2024	987,246
	250,000	5.63%, 09/23/2019	257,614
	4,250,000	National City Corp. 6.88%, 05/15/2019	4,390,974
	4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(2)	4,672,994
	1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,694,478
		Santander UK plc
	1,375,000	2.50%, 03/14/2019	1,372,231
	2,150,000	5.00%, 11/07/2023(2)	2,182,652
	1,775,000	Societe Generale S.A. 3.25%, 01/12/2022(2)	1,732,080
	640,000	SunTrust Bank 3.30%, 05/15/2026	604,188
		UBS Group Funding Switzerland AG
	1,665,000	2.95%, 09/24/2020(2)	1,647,452
	1,900,000	3.00%, 04/15/2021(2)	1,870,960
		Wells Fargo & Co.
	4,344,000	4.48%, 01/16/2024	4,430,917
	850,000	4.75%, 12/07/2046	822,527

			112,486,795

The accompanying notes are an integral part of these financial statements.

49

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.9% - (continued)
		Commercial Services - 0.4%
		Catholic Health Initiatives
$	765,000	2.60%, 08/01/2018	$765,007
	1,854,000	2.95%, 11/01/2022	1,790,181
	245,000	4.35%, 11/01/2042	231,839
		ERAC USA Finance LLC
	655,000	2.35%, 10/15/2019(2)	647,646
	1,800,000	4.50%, 08/16/2021(2)	1,844,763
	1,500,000	5.63%, 03/15/2042(2)	1,626,140
	2,545,000	Total System Services, Inc. 3.80%, 04/01/2021	2,562,398

			9,467,974

		Diversified Financial Services - 0.8%
	1,655,000	Capital One Bank USA NA 2.15%, 11/21/2018	1,652,079
	2,475,000	CDP Financial, Inc. 4.40%, 11/25/2019(2)	2,530,868
	1,910,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(2)	1,906,809
	6,929,923	Postal Square L.P. 8.95%, 06/15/2022	7,826,073
		Synchrony Financial
	2,045,000	2.60%, 01/15/2019	2,041,069
	520,000	2.70%, 02/03/2020	514,517
	355,000	3.00%, 08/15/2019	354,246

			16,825,661

		Electric - 2.0%
	1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(2)	1,858,758
		Dominion Energy, Inc.
	2,850,000	3.63%, 12/01/2024	2,794,756
	1,750,000	4.10%, 04/01/2021(7)	1,774,412
	725,000	Dominion Energy, Inc. 2.96%, 07/01/2019(7)	723,386
	1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,507,630
	855,000	Duke Energy Corp. 2.65%, 09/01/2026	770,075
	1,375,000	Electricite de France S.A. 10 year USD Swap + 3.041%, 5.63%, 01/22/2024(2)(5)(8)	1,347,500
	365,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	355,259
	640,000	Entergy Corp. 2.95%, 09/01/2026	583,933
	1,000,000	FirstEnergy Corp. 3.90%, 07/15/2027	970,110
	1,705,000	Fortis, Inc. 3.06%, 10/04/2026	1,553,433
	1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(2)	1,632,889
	515,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(2)	441,612
	1,700,000	NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/2027	1,634,084
	750,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	820,616
		Oncor Electric Delivery Co. LLC
	385,000	2.95%, 04/01/2025	369,373
	1,185,000	4.10%, 06/01/2022	1,214,468

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.9% - (continued)
		Electric - 2.0% - (continued)
		Pacific Gas & Electric Co.
$	695,000	3.85%, 11/15/2023	$685,267
	100,000	3.95%, 12/01/2047	85,545
	45,000	4.30%, 03/15/2045	40,464
	45,000	4.75%, 02/15/2044	42,656
	720,000	5.13%, 11/15/2043	708,696
	1,345,000	5.40%, 01/15/2040	1,367,865
	996,000	5.80%, 03/01/2037	1,041,149
	265,000	6.05%, 03/01/2034	286,166
	320,000	6.25%, 03/01/2039	350,752
	55,000	6.35%, 02/15/2038	59,234
		SCANA Corp.
	2,031,000	4.13%, 02/01/2022	1,998,098
	2,780,000	4.75%, 05/15/2021(9)	2,808,071
	1,100,000	6.25%, 04/01/2020	1,132,811
		South Carolina Electric & Gas Co.
	215,000	4.35%, 02/01/2042	203,934
	205,000	4.60%, 06/15/2043	200,791
	1,180,000	6.05%, 01/15/2038	1,339,265
	2,000,000	Southern California Edison Co. 5.55%, 01/15/2037	2,287,637
		Southern Co.
	1,450,000	2.75%, 06/15/2020	1,437,533
	2,050,000	2.95%, 07/01/2023	1,977,448
		State Grid Overseas Investment Ltd.
	1,795,000	2.75%, 05/07/2019(2)	1,789,202
	1,485,000	2.75%, 05/04/2022(2)	1,440,524
	1,490,000	3.50%, 05/04/2027(2)	1,421,892

			43,057,294

		Engineering & Construction - 0.1%
	985,000	Mexico City Airport Trust 5.50%, 07/31/2047(2)	877,635
		SBA Tower Trust
	1,235,000	2.88%, 07/10/2046(2)	1,199,636
	225,000	3.45%, 03/15/2048(2)	223,508

			2,300,779

		Food - 0.3%
		Kraft Heinz Foods Co.
	530,000	3.00%, 06/01/2026	477,278
	2,030,000	3.50%, 07/15/2022	2,006,405
	1,890,000	4.38%, 06/01/2046	1,635,046
		Kroger Co.
	620,000	3.30%, 01/15/2021	618,995
	1,065,000	4.00%, 02/01/2024	1,067,431
	250,000	4.45%, 02/01/2047	227,381
	680,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(2)	637,500

			6,670,036

		Gas - 0.1%
	330,000	Boston Gas Co. 3.15%, 08/01/2027(2)	311,310
	1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(2)	1,730,574

			2,041,884

		Healthcare - Products - 0.1%
		Medtronic, Inc.
	545,000	2.50%, 03/15/2020	541,218
	775,000	3.15%, 03/15/2022	768,793

The accompanying notes are an integral part of these financial statements.

50

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.9% - (continued)
		Healthcare - Products - 0.1% - (continued)
$	1,230,000	3.50%, 03/15/2025	$1,217,104
	310,000	3.63%, 03/15/2024	311,137

			2,838,252

		Healthcare - Services - 0.7%
		Anthem, Inc.
	421,000	3.30%, 01/15/2023	413,584
	1,360,000	4.10%, 03/01/2028	1,330,400
	675,000	4.65%, 08/15/2044	654,828
	590,000	Catholic Health Initiatives 4.20%, 08/01/2023	594,789
		Dignity Health
	180,000	2.64%, 11/01/2019	179,656
	714,000	3.81%, 11/01/2024	703,787
	1,353,000	4.50%, 11/01/2042	1,305,364
	1,770,000	Humana, Inc. 2.90%, 12/15/2022	1,719,640
	521,000	Kaiser Foundation Hospitals 3.50%, 04/01/2022	525,642
	2,000,000	Mercy Health 3.56%, 08/01/2027	1,950,612
		Orlando Health OBL Group
	395,000	3.78%, 10/01/2028	391,126
	105,000	4.09%, 10/01/2048	104,246
	465,000	Providence St Joseph Health Obligated Group 3.93%, 10/01/2048	445,618
	1,810,000	SSM Health Care Corp. 3.82%, 06/01/2027	1,803,109
	175,000	Stanford Health Care 3.80%, 11/15/2048	168,019
		UnitedHealth Group, Inc.
	920,000	3.35%, 07/15/2022	921,306
	1,440,000	3.75%, 07/15/2025	1,440,240
	910,000	3.85%, 06/15/2028	911,413

			15,563,379

		Household Products - 0.2%
	4,183,168	Procter & Gamble Co. 9.36%, 01/01/2021	4,490,504

		Insurance - 0.4%
	1,000,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	978,613
		Chubb INA Holdings, Inc.
	495,000	2.30%, 11/03/2020	486,191
	840,000	3.35%, 05/15/2024	827,746
	200,000	Five Corners Funding Trust 4.42%, 11/15/2023(2)	205,783
	550,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(2)	555,559
		MetLife, Inc.
	2,205,000	3.60%, 04/10/2024	2,186,886
	795,000	4.88%, 11/13/2043	839,035
	2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	2,198,231

			8,278,044

		Internet - 0.3%
		Alibaba Group Holding Ltd.
	200,000	2.50%, 11/28/2019	198,665
	1,775,000	3.40%, 12/06/2027	1,653,836
	1,045,000	3.60%, 11/28/2024	1,028,199

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.9% - (continued)
		Internet - 0.3% - (continued)
		Amazon.com, Inc.
$	1,250,000	2.50%, 11/29/2022	$1,213,118
	475,000	4.25%, 08/22/2057	468,366
	1,020,000	4.80%, 12/05/2034	1,117,554
	480,000	4.95%, 12/05/2044	532,654
	1,095,000	Tencent Holdings Ltd. 3.60%, 01/19/2028(2)	1,035,892

			7,248,284

		IT Services - 0.1%
		Apple, Inc.
	80,000	2.45%, 08/04/2026	73,427
	546,000	3.25%, 02/23/2026	532,948
	1,360,000	3.45%, 05/06/2024	1,359,865

			1,966,240

		Lodging - 0.1%
	1,900,000	Marriott International, Inc. 2.88%, 03/01/2021	1,873,621

		Machinery - Construction & Mining - 0.1%
	1,500,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	1,490,070

		Media - 0.8%
		21st Century Fox America, Inc.
	385,000	4.00%, 10/01/2023	390,033
	1,275,000	4.50%, 02/15/2021	1,309,629
		Charter Communications Operating LLC / Charter Communications Operating Capital
	485,000	5.38%, 05/01/2047	440,427
	150,000	6.48%, 10/23/2045	158,105
	2,050,000	Comcast Corp. 4.40%, 08/15/2035	1,994,634
		Cox Communications, Inc.
	80,000	4.60%, 08/15/2047(2)	73,107
	2,320,000	4.80%, 02/01/2035(2)	2,136,373
		Sky plc
	1,265,000	2.63%, 09/16/2019(2)	1,256,068
	2,386,000	3.75%, 09/16/2024(2)	2,372,219
		Time Warner Cable LLC
	395,000	6.55%, 05/01/2037	419,041
	250,000	7.30%, 07/01/2038	283,377
	480,000	8.25%, 04/01/2019	497,874
	40,000	8.75%, 02/14/2019	41,335
	130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	151,278
		Viacom, Inc.
	835,000	3.88%, 12/15/2021	833,457
	2,175,000	4.25%, 09/01/2023	2,162,583
	2,325,000	Warner Media LLC 3.60%, 07/15/2025	2,210,652

			16,730,192

		Mining - 0.1%
	1,575,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(2)	1,592,782

		Oil & Gas - 1.3%
	1,665,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	1,713,462
	1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(2)	1,219,504

The accompanying notes are an integral part of these financial statements.

51

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.9% - (continued)
		Oil & Gas - 1.3% - (continued)
		BP Capital Markets plc
$	655,000	3.25%, 05/06/2022	$652,937
	140,000	3.99%, 09/26/2023	143,163
	2,850,000	4.75%, 03/10/2019	2,891,231
		ConocoPhillips Co.
	75,000	4.30%, 11/15/2044	76,300
	130,000	4.95%, 03/15/2026	140,111
		Equinor ASA
	340,000	2.25%, 11/08/2019	337,563
	160,000	2.45%, 01/17/2023	154,294
	495,000	2.75%, 11/10/2021	488,208
	1,850,000	2.90%, 11/08/2020	1,845,744
	210,000	3.25%, 11/10/2024	206,775
	45,000	3.70%, 03/01/2024	45,415
	920,000	Marathon Oil Corp. 2.70%, 06/01/2020	906,081
	1,231,000	Noble Energy, Inc. 4.15%, 12/15/2021	1,250,731
		Petroleos Mexicanos
	40,000	5.38%, 03/13/2022	41,020
	2,900,000	5.50%, 01/21/2021	2,985,521
	670,000	6.35%, 02/12/2048(2)	604,675
	2,425,000	6.75%, 09/21/2047	2,286,532
	3,540,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	3,764,594
		Shell International Finance B.V.
	691,000	3.25%, 05/11/2025	677,054
	500,000	4.38%, 03/25/2020	513,004
	3,950,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(2)	3,892,123
	1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,337,958

			28,174,000

		Oil & Gas Services - 0.0%
	940,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(2)	934,363

		Pharmaceuticals - 1.2%
		Allergan Funding SCS
	1,195,000	3.00%, 03/12/2020	1,189,337
	645,000	3.45%, 03/15/2022	634,672
	1,950,000	3.80%, 03/15/2025	1,893,538
	770,000	4.55%, 03/15/2035	728,538
	20,000	4.75%, 03/15/2045	19,253
	600,000	4.85%, 06/15/2044	579,538
		Allergan Sales LLC
	142,000	4.88%, 02/15/2021(2)	146,153
	800,000	5.00%, 12/15/2021(2)	827,717
		Bayer U.S. Finance LLC
	260,000	2.38%, 10/08/2019(2)	257,785
	1,230,000	4.25%, 12/15/2025(2)	1,236,582
		Cardinal Health, Inc.
	990,000	2.40%, 11/15/2019	979,739
	445,000	3.08%, 06/15/2024	419,250
	880,000	3.50%, 11/15/2024	845,867
	785,000	4.50%, 11/15/2044	708,663
	3,130,000	CVS Health Corp. 4.10%, 03/25/2025	3,113,415
	2,015,000	EMD Finance LLC 2.95%, 03/19/2022(2)	1,969,709

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.9% - (continued)
		Pharmaceuticals - 1.2% - (continued)
$	1,525,000	Express Scripts Holding Co. 2.25%, 06/15/2019	$1,513,944
		McKesson Corp.
	100,000	2.85%, 03/15/2023	95,642
	650,000	3.80%, 03/15/2024	641,601
		Merck & Co., Inc.
	1,960,000	2.75%, 02/10/2025	1,873,748
	1,640,000	2.80%, 05/18/2023	1,604,789
	325,000	Mylan N.V. 3.95%, 06/15/2026	310,374
		Mylan, Inc.
	1,025,000	4.55%, 04/15/2028(2)	1,001,687
	455,000	5.20%, 04/15/2048(2)	437,503
	755,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	723,063
	3,665,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	3,165,644

			26,917,751

		Pipelines - 0.6%
	235,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	229,613
		Energy Transfer Partners LP
	375,000	4.50%, 11/01/2023	377,212
	872,000	7.60%, 02/01/2024	982,272
	2,395,000	EQT Midstream Partners L.P. 4.75%, 07/15/2023	2,391,141
	1,840,000	MPLX L.P. 4.00%, 03/15/2028	1,749,980
	2,425,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	2,312,399
		Sunoco Logistics Partners Operations L.P.
	1,200,000	3.90%, 07/15/2026	1,123,270
	509,000	4.40%, 04/01/2021	517,144
	800,000	5.35%, 05/15/2045	728,258
	2,470,000	Western Gas Partners L.P. 4.00%, 07/01/2022	2,441,070

			12,852,359

		Real Estate - 0.1%
		WEA Finance LLC / Westfield UK & Europe Finance plc
	730,000	2.70%, 09/17/2019(2)	726,973
	1,400,000	3.25%, 10/05/2020(2)	1,397,215

			2,124,188

		Real Estate Investment Trusts - 0.5%
		American Tower Corp.
	975,000	3.45%, 09/15/2021	970,962
	375,000	4.40%, 02/15/2026	372,314
	1,110,000	5.00%, 02/15/2024	1,151,108
	760,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	765,830
	1,950,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	1,852,699
		Crown Castle International Corp.
	635,000	3.65%, 09/01/2027	590,650
	525,000	3.80%, 02/15/2028	492,103
	2,960,000	HCP, Inc. 4.00%, 06/01/2025	2,896,655

The accompanying notes are an integral part of these financial statements.

52

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.9% - (continued)
		Real Estate Investment Trusts - 0.5% - (continued)
$	1,735,000	Scentre Group Trust 2.38%, 11/05/2019(2)	$1,713,060

			10,805,381

		Retail - 0.2%
		CVS Health Corp.
	2,100,000	4.00%, 12/05/2023	2,108,739
	685,000	4.88%, 07/20/2035	688,255
	600,000	5.13%, 07/20/2045	607,968
	850,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	869,122

			4,274,084

		Semiconductors - 0.1%
	1,855,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024	1,795,655
	810,000	Microchip Technology, Inc. 3.92%, 06/01/2021(2)	811,345

			2,607,000

		Software - 0.2%
		Microsoft Corp.
	1,605,000	2.40%, 08/08/2026	1,484,699
	1,000,000	3.70%, 08/08/2046	972,486
	2,300,000	Oracle Corp. 3.25%, 11/15/2027	2,199,205

			4,656,390

		Telecommunications - 0.8%
		America Movil S.A.B. de C.V.
	635,000	3.13%, 07/16/2022	624,089
	390,000	6.13%, 03/30/2040	456,655
		AT&T, Inc.
	355,000	3.95%, 01/15/2025	347,200
	800,000	4.10%, 02/15/2028(2)	764,458
	2,185,000	4.45%, 04/01/2024	2,205,887
	1,240,000	4.50%, 03/09/2048	1,068,991
	715,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(2)	701,552
		Orange S.A.
	2,200,000	4.13%, 09/14/2021	2,248,164
	576,000	9.00%, 03/01/2031	790,417
	2,440,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(2)	2,421,212
		Verizon Communications, Inc.
	2,300,000	2.95%, 03/15/2022(9)	2,257,355
	2,486,000	4.52%, 09/15/2048	2,266,513
	715,000	4.75%, 11/01/2041	682,189
	283,000	4.81%, 03/15/2039	273,648

			17,108,330

		Transportation - 0.3%
	1,435,000	FedEx Corp. 5.10%, 01/15/2044	1,504,473
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	1,685,000	3.20%, 07/15/2020(2)	1,680,848
	1,100,000	3.38%, 02/01/2022(2)	1,084,215
	1,525,000	3.95%, 03/10/2025(2)	1,507,215

			5,776,751

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.9% - (continued)
		Water - 0.0%
$	625,000	American Water Capital Corp. 2.95%, 09/01/2027	$588,768

		Total Corporate Bonds (cost $422,210,984)	$416,928,834

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
		Mexico - 0.1%
		Mexico Government International Bond
	1,674,000	4.00%, 10/02/2023	$1,679,022
	150,000	4.75%, 03/08/2044	139,183

			1,818,205

		Qatar - 0.4%
		Qatar Government International Bond
	4,990,000	2.38%, 06/02/2021(2)	4,815,849
	1,680,000	3.88%, 04/23/2023(2)	1,678,777
	645,000	5.10%, 04/23/2048(2)	643,039
	2,635,000	5.25%, 01/20/2020(2)	2,712,670

			9,850,335

		Saudi Arabia - 0.2%
		Saudi Government International Bond
	935,000	2.38%, 10/26/2021(2)	897,787
	1,680,000	2.88%, 03/04/2023(2)	1,615,999
	760,000	4.00%, 04/17/2025(2)	756,245

			3,270,031

		South Korea - 0.1%
	2,300,000	Export-Import Bank of Korea 1.75%, 05/26/2019	2,273,976

		Total Foreign Government Obligations (cost $17,450,412)	$17,212,547

MUNICIPAL BONDS - 1.1%
		General - 0.3%
		Chicago, IL, Transit Auth
	265,000	6.30%, 12/01/2021	$279,493
	1,985,000	6.90%, 12/01/2040	2,582,922
	365,000	City of Sacramento, CA 6.42%, 08/01/2023	414,388
	1,345,000	Kansas, Development FA 4.93%, 04/15/2045	1,473,918
	2,895,000	New York State Urban Development Corp. 2.10%, 03/15/2022	2,844,743
	600,000	San Jose Redev. Agcy. Successor Agcy. 3.38%, 08/01/2034	574,098

			8,169,562

		General Obligation - 0.4%
		California State, GO Taxable
	620,000	7.35%, 11/01/2039	882,551
	940,000	7.55%, 04/01/2039	1,386,162
	685,000	Chicago, IL, Metropolitan Water Reclamation, GO 5.72%, 12/01/2038	847,838
	3,780,000	Illinois State, GO 5.10%, 06/01/2033	3,577,241
	2,065,000	State of Connecticut, GO 2.99%, 01/15/2023	2,019,363

			8,713,155

The accompanying notes are an integral part of these financial statements.

53

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 1.1% - (continued)
		Medical - 0.1%
$	840,000	University of California, Regents MedCenter Pooled, Rev 6.58%, 05/15/2049	$1,126,045

		Power - 0.0%
	485,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	488,671

		Transportation - 0.2%
	1,875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	2,340,900
		New York and New Jersey PA, Taxable Rev
	320,000	4.81%, 10/15/2065	360,134
	570,000	6.04%, 12/01/2029	688,811
	645,000	North Texas Tollway Auth, Rev 6.72%, 01/01/2049	915,694

			4,305,539

		Utility - Electric - 0.1%
	1,294,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	1,636,121

		Total Municipal Bonds (cost $22,515,892)	$24,439,093

U.S. GOVERNMENT AGENCIES - 0.3%
		Mortgage-Backed Agencies - 0.3%
		FHLMC - 0.0%
$	28,430	1 year CMT + 2.249%, 3.83%, 04/01/2029(5)	$29,506
	31,683	4.00%, 03/01/2041	32,573

			62,079

		FNMA - 0.1%
$	1,086,617	1 mo. USD LIBOR + 0.400%, 2.35%, 10/25/2024(5)	$1,088,470
	65,452	4.50%, 11/01/2023	68,203
	133,741	4.50%, 03/01/2038	140,661
	78,556	4.50%, 11/01/2039	82,607
	49,173	4.50%, 04/01/2040	51,737
	125,156	4.50%, 08/01/2040	131,684
	45,318	4.50%, 02/01/2041	47,673
	592,153	4.50%, 04/01/2041	623,013
	355,243	4.50%, 06/01/2041	372,125
	531,902	4.50%, 07/01/2041	559,102
	196,867	4.50%, 09/01/2041	206,729
	94,479	4.50%, 07/01/2044	98,960
	497	5.00%, 02/01/2019	506
	8,742	5.00%, 04/01/2019	8,891

			3,480,361

		GNMA - 0.2%
	96,873	5.00%, 07/15/2037	103,222
	13,353	6.00%, 06/15/2024	14,597
	5,569	6.00%, 07/15/2026	6,087
	6,686	6.00%, 01/15/2028	7,308
	2,227	6.00%, 03/15/2028	2,456
	49,420	6.00%, 04/15/2028	54,067
	90,061	6.00%, 05/15/2028	98,451
	19,828	6.00%, 06/15/2028	21,675
	50,974	6.00%, 07/15/2028	55,723
	17,987	6.00%, 08/15/2028	19,663
	47,023	6.00%, 09/15/2028	51,404

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.3% - (continued)
		GNMA - 0.2% - (continued)
$	106,511	6.00%, 10/15/2028	$116,299
	109,035	6.00%, 11/15/2028	119,193
	121,893	6.00%, 12/15/2028	133,247
	3,167	6.00%, 12/15/2031	3,512
	27,948	6.00%, 09/15/2032	31,827
	9,355	6.00%, 11/15/2032	10,553
	2,012	6.00%, 04/15/2033	2,199
	89,905	6.00%, 06/15/2033	99,635
	37,461	6.00%, 10/15/2033	41,410
	4,930	6.00%, 11/15/2033	5,446
	70,779	6.00%, 10/15/2034	77,478
	59,174	6.00%, 01/15/2035	64,687
	7,496	6.00%, 05/15/2035	8,194
	11,650	6.00%, 06/15/2035	12,735
	706	6.50%, 03/15/2026	778
	4,843	6.50%, 01/15/2028	5,340
	59,141	6.50%, 03/15/2028	65,219
	113,758	6.50%, 04/15/2028	125,449
	36,593	6.50%, 05/15/2028	40,353
	182,346	6.50%, 06/15/2028	201,087
	6,917	6.50%, 10/15/2028	7,628
	3,176	6.50%, 02/15/2035	3,550
	19,417	7.00%, 11/15/2031	21,417
	9,682	7.00%, 03/15/2032	10,713
	1,238,571	7.00%, 11/15/2032	1,434,438
	171,365	7.00%, 01/15/2033	195,498
	181,670	7.00%, 05/15/2033	206,352
	33,853	7.00%, 07/15/2033	38,091
	218,177	7.00%, 11/15/2033	248,036
	86,880	7.50%, 09/16/2035	96,825
	176	8.00%, 09/15/2026	190
	119	8.00%, 11/15/2026	128
	10,016	8.00%, 12/15/2026	11,303
	142	8.00%, 09/15/2027	147
	6,626	8.00%, 07/15/2029	7,609
	2,927	8.00%, 11/15/2029	2,935
	15,261	8.00%, 12/15/2029	15,869
	4,206	8.00%, 01/15/2030	4,310
	5,993	8.00%, 02/15/2030	6,129
	905	8.00%, 03/15/2030	916
	52,578	8.00%, 04/15/2030	53,096
	5,386	8.00%, 05/15/2030	5,562
	39,372	8.00%, 06/15/2030	41,373
	2,276	8.00%, 07/15/2030	2,363
	70,311	8.00%, 08/15/2030	71,936
	16,008	8.00%, 09/15/2030	16,390
	8,499	8.00%, 11/15/2030	8,635
	140,264	8.00%, 12/15/2030	153,589
	257	8.00%, 02/15/2031	267
	4,470	9.00%, 06/15/2022	4,516

			4,269,105

			7,811,545

		Total U.S. Government Agencies (cost $7,473,156)	$7,811,545

The accompanying notes are an integral part of these financial statements.

54

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 6.6%
		U.S. Treasury Securities - 6.6%
		U.S. Treasury Bonds - 3.7%
$	19,450,000	2.50%, 02/15/2045(10)	$17,733,689
	2,280,000	2.50%, 05/15/2046	2,071,772
	2,705,000	2.75%, 08/15/2047	2,581,267
	6,964,000	2.75%, 11/15/2047	6,645,179
	10,450,800	2.88%, 05/15/2043	10,268,727
	410,000	3.00%, 02/15/2047	411,474
	480,000	3.00%, 05/15/2047	481,406
	2,755,000	3.00%, 02/15/2048	2,764,255
	8,195,000	3.13%, 08/15/2044	8,414,921
	10,000	3.13%, 05/15/2048	10,278
	4,630,000	3.38%, 05/15/2044	4,961,877
	21,300,000	4.38%, 02/15/2038	25,960,207

			82,305,052

		U.S. Treasury Notes - 2.9%
	23,152,588	0.38%, 01/15/2027(11)	22,495,073
	7,886,134	0.50%, 01/15/2028(11)	7,715,272
	31,125,000	1.50%, 03/31/2023	29,436,226
	1,395,000	2.13%, 12/31/2022	1,359,961
	550,000	2.25%, 08/15/2027	523,467
	1,900,000	2.75%, 05/31/2023	1,902,375

			63,432,374

			145,737,426

		Total U.S. Government Securities (cost $142,744,877)	$145,737,426

		Total Long-Term Investments (cost $1,802,006,505)	$2,196,626,545

SHORT-TERM INVESTMENTS - 0.5%
		Other Investment Pools & Funds - 0.4%
	8,899,815	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(12)	8,899,815

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.5% - (continued)
	Securities Lending Collateral - 0.1%
147,199	Citibank NA DDCA, 1.91%, 7/2/2018(12)	$147,199
994,317	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(12)	994,317
923,923	Invesco Government & Agency Portfolio, 1.81%(12)	923,923
272,582	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(12)	272,582
605,952	Western Asset Institutional Government Class A Fund, 1.79%(12)	605,952

		2,943,973

	Total Short-Term Investments (cost $11,843,788)	$11,843,788

Total Investments (cost $1,813,850,293)	99.9%	$2,208,470,333
Other Assets and Liabilities	0.1%	2,592,948

Total Net Assets	100.0%	$2,211,063,281

The accompanying notes are an integral part of these financial statements.

55

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $193,001,831, which represented 8.7% of total net assets.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2018, the aggregate fair value of these securities was $9,020,107, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited.At June 30, 2018, the aggregate value of these securities was $9,020,107, which represented 0.4% of total net assets.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2018.

(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(10)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(11)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(12)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	354	09/28/2018	$40,220,485	$86,650

Short position contracts:
U.S. Treasury 10-Year Note Future	44	09/19/2018	$5,288,250	$(20,362)
U.S. Treasury 10-Year Ultra Future	196	09/19/2018	25,133,938	90,001
U.S. Treasury Ultra Bond Future	5	09/19/2018	797,812	(9,134)

Total				$60,505

Total futures contracts				$147,155

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

56

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Municipal Abbreviations:
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

The accompanying notes are an integral part of these financial statements.

57

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$145,650,091	$145,650,091	$—	$—
Capital Goods	100,377,286	100,377,286	—	—
Consumer Durables & Apparel	35,042,934	35,042,934	—	—
Consumer Services	28,263,636	28,263,636	—	—
Diversified Financials	28,326,920	16,090,845	12,236,075	—
Energy	107,588,486	107,588,486	—	—
Food & Staples Retailing	11,056,677	11,056,677	—	—
Food, Beverage & Tobacco	58,625,718	43,941,075	14,684,643	—
Health Care Equipment & Services	103,275,355	86,772,617	16,502,738	—
Household & Personal Products	15,681,837	15,681,837	—	—
Insurance	48,661,830	48,661,830	—	—
Materials	56,156,630	56,156,630	—	—
Media	45,776,540	45,776,540	—	—
Pharmaceuticals, Biotechnology & Life Sciences	140,686,137	101,046,953	39,639,184	—
Real Estate	16,844,478	16,844,478	—	—
Retailing	95,075,148	86,055,041	—	9,020,107
Semiconductors & Semiconductor Equipment	98,865,835	98,865,835	—	—
Software & Services	199,750,859	199,750,859	—	—
Technology Hardware & Equipment	96,663,339	77,704,891	18,958,448	—
Transportation	28,212,738	28,212,738	—	—
Utilities	37,924,162	37,924,162	—	—
Asset & Commercial Mortgage Backed Securities	85,990,464	—	85,990,464	—
Corporate Bonds	416,928,834	—	416,928,834	—
Foreign Government Obligations	17,212,547	—	17,212,547	—
Municipal Bonds	24,439,093	—	24,439,093	—
U.S. Government Agencies	7,811,545	—	7,811,545	—
U.S. Government Securities	145,737,426	—	145,737,426	—
Short-Term Investments	11,843,788	11,843,788	—	—
Futures Contracts(2)	176,651	176,651	—	—

Total	$2,208,646,984	$1,399,485,880	$800,140,997	$9,020,107

Liabilities
Futures Contracts(2)	$(29,496)	$(29,496)	$—	$—

Total	$(29,496)	$(29,496)	$—	$—

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

58

Hartford Capital Appreciation HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1%
	Automobiles & Components - 1.6%
151,816	Ferrari N.V.	$20,513,213
737,254	General Motors Co.	29,047,808
189,657	Magna International, Inc.	11,030,445
5,929	Tesla, Inc.*(1)	2,033,351
219,885	Valeo S.A.	11,988,916

		74,613,733

	Banks - 4.2%
699,035	Bank of America Corp.	19,705,797
460,426	Bank of the Ozarks, Inc.	20,737,587
517,691	Citigroup, Inc.	34,643,882
146,995	First Republic Bank	14,227,646
587,789	KeyCorp.	11,485,397
517,853	People’s United Financial, Inc.	9,367,961
454,258	PNC Financial Services Group, Inc.	61,370,256
368,111	Sumitomo Mitsui Financial Group, Inc.	14,358,532
187,728	SunTrust Banks, Inc.	12,393,802

		198,290,860

	Capital Goods - 4.5%
323,952	AerCap Holdings N.V.*	17,542,001
111,236	Airbus SE	12,980,662
59,278	Deere & Co.	8,287,064
177,997	General Dynamics Corp.	33,180,421
38,812	Harris Corp.	5,609,886
350,600	Harry’s, Inc.*(2)(3)(4)(5)	4,733,100
35,081	IDEX Corp.	4,787,855
158,587	Ingersoll-Rand plc	14,230,012
252,885	JELD-WEN Holding, Inc.*	7,229,982
341,900	Johnson Controls International plc	11,436,555
383,500	Komatsu Ltd.	10,917,694
64,102	L3 Technologies, Inc.	12,328,097
73,812	Lockheed Martin Corp.	21,806,279
54,524	Rockwell Automation, Inc.	9,063,525
138,146	Safran S.A.	16,730,150
1,031,730	Sanwa Holdings Corp.	10,902,813
175,467	Xylem, Inc.	11,822,966

		213,589,062

	Commercial & Professional Services - 3.4%
90,015	CoStar Group, Inc.*	37,142,889
60,823	Dun & Bradstreet Corp.	7,459,941
71,209	Equifax, Inc.	8,908,958
360,459	Herman Miller, Inc.	12,219,560
355,405	IHS Markit Ltd.*	18,335,344
49,143	Intertek Group plc	3,695,090
290,229	Republic Services, Inc.	19,840,054
963,441	Steelcase, Inc. Class A	13,006,453
319,129	TransUnion	22,862,402
242,081	Waste Connections, Inc.	18,223,858

		161,694,549

	Consumer Durables & Apparel - 3.0%
29,009	Mohawk Industries, Inc.*	6,215,758
551,868	Newell Brands, Inc.	14,232,676
835,708	NIKE, Inc. Class B	66,589,214
52,532	Polaris Industries, Inc.	6,418,360
349,327	Sony Corp.	17,890,554
316,847	Tapestry, Inc.	14,799,923
520,562	Under Armour, Inc. Class A*(1)	11,702,234
205,654	Under Armour, Inc. Class C*(1)	4,335,186

		142,183,905

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Consumer Services - 2.9%
55,711	Domino’s Pizza, Inc.	$15,719,973
514,432	DraftKings, Inc.*(2)(3)(4)(5)	1,003,142
140,368	Hilton Grand Vacations, Inc.*	4,870,770
147,193	Hilton Worldwide Holdings, Inc.	11,651,798
251,503	Las Vegas Sands Corp.	19,204,769
49,995	Marriott Vacations Worldwide Corp.	5,647,435
144,719	McDonald’s Corp.	22,676,020
324,881	Melco Resorts & Entertainment Ltd. ADR	9,096,668
343,701	MGM Resorts International	9,977,640
167,855	New Oriental Education & Technology Group, Inc. ADR	15,889,154
131,921	Planet Fitness, Inc. Class A*	5,796,609
84,354	Royal Caribbean Cruises Ltd.	8,739,074
29,876	Vail Resorts, Inc.	8,191,701

		138,464,753

	Diversified Financials - 3.2%
538,480	American Express Co.	52,771,040
35,318	BlackRock, Inc.	17,625,095
258,881	Intercontinental Exchange, Inc.	19,040,698
1,502,670	SLM Corp.*	17,205,571
590,211	TD Ameritrade Holding Corp.	32,325,856
1,023,854	UBS Group AG*	15,696,044

		154,664,304

	Energy - 5.0%
156,603	Anadarko Petroleum Corp.	11,471,170
686,517	Canadian Natural Resources Ltd.	24,762,668
179,600	Chevron Corp.	22,706,828
202,315	Cimarex Energy Co.	20,583,528
116,200	Concho Resources, Inc.*	16,076,270
75,726	Diamondback Energy, Inc.	9,963,270
189,525	EOG Resources, Inc.	23,582,596
791,626	Halliburton Co.	35,670,668
942,062	Laredo Petroleum, Inc.*	9,062,636
560,063	Marathon Oil Corp.	11,682,914
562,624	Noble Energy, Inc.	19,849,375
290,040	Tenaris S.A. ADR	10,554,556
346,051	TOTAL S.A.(1)	21,014,201

		236,980,680

	Food & Staples Retailing - 1.6%
189,788	Costco Wholesale Corp.	39,661,896
721,935	Kroger Co.	20,539,051
300,801	Walgreens Boots Alliance, Inc.	18,052,572

		78,253,519

	Food, Beverage & Tobacco - 4.2%
352,529	Altria Group, Inc.	20,020,122
212,871	Archer-Daniels-Midland Co.	9,755,878
336,841	British American Tobacco plc	16,967,816
794,191	Coca-Cola Co.	34,833,217
1,031,431	Diageo plc	37,055,094
83,626	Hershey Co.	7,782,236
258,499	Hormel Foods Corp.	9,618,748
99,364	Lamb Weston Holdings, Inc.	6,807,428
242,220	PepsiCo., Inc.	26,370,491
188,601	Philip Morris International, Inc.	15,227,645
1,298,339	Treasury Wine Estates Ltd.	16,681,097

		201,119,772

The accompanying notes are an integral part of these financial statements.

59

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Health Care Equipment & Services - 5.9%
30,655	Align Technology, Inc.*	$10,488,302
443,503	Baxter International, Inc.	32,748,261
96,221	Becton Dickinson and Co.	23,050,703
237,627	Danaher Corp.	23,449,032
73,422	DexCom, Inc.*	6,973,622
64,109	Edwards Lifesciences Corp.*	9,332,347
91,639	Insulet Corp.*	7,853,462
314,478	Koninklijke Philips N.V.	13,292,985
252,377	McKesson Corp.	33,667,092
468,378	Medtronic plc	40,097,841
126,821	Stryker Corp.	21,414,994
66,537	Teleflex, Inc.	17,845,889
162,827	UnitedHealth Group, Inc.	39,947,976

		280,162,506

	Household & Personal Products - 0.8%
455,541	Colgate-Palmolive Co.	29,523,612
736,971	Coty, Inc. Class A	10,391,291

		39,914,903

	Insurance - 5.1%
379,750	Aflac, Inc.	16,336,845
457,250	American International Group, Inc.	24,243,395
193,449	Arthur J Gallagher & Co.	12,628,351
315,277	Chubb Ltd.	40,046,485
585,800	CNO Financial Group, Inc.	11,153,632
228,649	FNF Group	8,601,775
905,877	Lancashire Holdings Ltd.	6,769,207
144,030	Lincoln National Corp.	8,965,867
350,838	Marsh & McLennan Cos., Inc.	28,758,191
840,763	MetLife, Inc.	36,657,267
1,293,000	Ping An Insurance Group Co. of China Ltd. Class H	11,840,872
159,896	RenaissanceRe Holdings Ltd.	19,238,687
262,000	Tokio Marine Holdings, Inc.	12,257,211
204,001	Unum Group	7,545,997

		245,043,782

	Materials - 3.8%
769,101	Anglo American plc	17,074,750
134,491	Cabot Corp.	8,307,509
232,899	Celanese Corp. Series A	25,865,763
391,429	CRH plc	13,730,250
129,043	Eastman Chemical Co.	12,899,138
153,333	Nucor Corp.	9,583,313
188,062	Nutrien Ltd.	10,231,008
222,746	Packaging Corp. of America	24,900,775
177,890	Praxair, Inc.	28,133,303
282,270	Reliance Steel & Aluminum Co.	24,709,916
54,374	Vulcan Materials Co.	7,017,508

		182,453,233

	Media - 0.7%
832,300	Comcast Corp. Class A	27,307,763
63,843	Walt Disney Co.	6,691,385
29,800	Weinstein Co. LLC*(2)(3)(4)(5)	—

		33,999,148

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
295,109	Agilent Technologies, Inc.	18,249,541
354,193	Alkermes plc*	14,578,584
83,393	Allergan plc	13,903,281
211,425	Alnylam Pharmaceuticals, Inc.*	20,823,248

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0% - (continued)
91,847	BeiGene Ltd. ADR*	$14,119,639
36,045	Biogen, Inc.*	10,461,701
1,154,571	Bristol-Myers Squibb Co.	63,893,959
236,351	Exact Sciences Corp.*	14,131,426
125,641	Five Prime Therapeutics, Inc.*	1,986,384
136,206	Incyte Corp.*	9,125,802
521,558	Ionis Pharmaceuticals, Inc.*(1)	21,733,322
160,172	Johnson & Johnson	19,435,271
330,000	Merck & Co., Inc.	20,031,000
31,356	Mettler-Toledo International, Inc.*	18,143,522
518,307	Mylan N.V.*	18,731,615
629,144	Pfizer, Inc.	22,825,344
31,412	Sage Therapeutics, Inc.*	4,916,921
117,929	Seattle Genetics, Inc.*	7,829,306
84,859	Thermo Fisher Scientific, Inc.	17,577,693

		332,497,559

	Real Estate - 4.1%
306,230	American Tower Corp. REIT	44,149,179
90,809	AvalonBay Communities, Inc. REIT	15,609,159
668,664	Brixmor Property Group, Inc. REIT	11,654,814
517,800	Columbia Property Trust, Inc. REIT	11,759,238
1,021,047	Host Hotels & Resorts, Inc. REIT	21,513,460
206,356	Public Storage REIT	46,813,922
73,034	Simon Property Group, Inc. REIT	12,429,657
727,711	STORE Capital Corp. REIT	19,939,281
202,147	Welltower, Inc. REIT	12,672,595

		196,541,305

	Retailing - 6.7%
8,451,700	Allstar Co.*(2)(3)(4)(5)	3,887,782
25,884	Amazon.com, Inc.*	43,997,623
17,903	Booking Holdings, Inc.*	36,290,992
264,844	CarMax, Inc.*	19,299,182
143,658	Dollar Tree, Inc.*	12,210,930
264,000	Expedia Group, Inc.	31,730,160
198,686	Floor & Decor Holdings, Inc. Class A*	9,801,180
108,998	Genuine Parts Co.	10,004,927
136,486	Home Depot, Inc.	26,628,419
468,053	Industria de Diseno Textil S.A.	15,939,121
49,028	Netflix, Inc.*	19,191,030
209,054	Ross Stores, Inc.	17,717,327
51,956	Tiffany & Co.	6,837,410
525,694	TJX Cos., Inc.	50,035,555
115,140	Tory Burch LLC*(2)(3)(4)(5)	6,249,782
95,738	Wayfair, Inc. Class A*(1)	11,369,845

		321,191,265

	Semiconductors & Semiconductor Equipment - 3.9%
159,376	Ams AG	11,819,342
73,402	Broadcom, Inc.	17,810,261
317,125	KLA-Tencor Corp.	32,514,826
596,047	Marvell Technology Group Ltd.	12,779,248
126,680	Microchip Technology, Inc.	11,521,546
442,084	Micron Technology, Inc.*	23,182,885
75,693	NVIDIA Corp.	17,931,672
377,524	QUALCOMM, Inc.	21,186,647
194,946	Silicon Motion Technology Corp. ADR	10,310,694
1,693,190	Taiwan Semiconductor Manufacturing Co., Ltd.	12,023,467
358,758	Teradyne, Inc.	13,657,917

		184,738,505

The accompanying notes are an integral part of these financial statements.

60

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Software & Services - 14.4%
235,408	2U, Inc.*	$19,670,693
214,166	Accenture plc Class A	35,035,416
75,256	Adobe Systems, Inc.*	18,348,165
213,661	Alibaba Group Holding Ltd. ADR*	39,640,525
23,757	Alphabet, Inc. Class C*	26,504,497
196,722	Amdocs Ltd.	13,021,029
334,321	Atlassian Corp. plc Class A*	20,901,749
45,298	Autodesk, Inc.*	5,938,115
352,442	Delivery Hero AG*(3)	18,681,181
58,183	Dropbox, Inc. Class B*(2)(3)(4)(5)(6)	1,800,352
237,280	Facebook, Inc. Class A*	46,108,250
104,702	FleetCor Technologies, Inc.*	22,055,476
1,152,304	Genpact Ltd.	33,336,155
329,935	Global Payments, Inc.	36,784,453
152,529	Guidewire Software, Inc.*	13,541,525
1,714,263	Just Eat plc*	17,578,884
556,153	Microsoft Corp.	54,842,247
385,409	PayPal Holdings, Inc.*	32,093,007
227,801	salesforce.com, Inc.*	31,072,056
261,869	ServiceNow, Inc.*	45,164,546
182,697	Spotify Technology S.A.*	30,736,943
304,600	Tencent Holdings Ltd.	15,295,603
162,908	VeriSign, Inc.*	22,386,817
234,102	Visa, Inc. Class A	31,006,810
140,932	Workday, Inc. Class A*	17,069,684
563,448	Yandex N.V. Class A*	20,227,783
317,779	Zillow Group, Inc. Class A*	18,987,295

		687,829,256

	Technology Hardware & Equipment - 2.7%
192,815	Acacia Communications, Inc.*(1)	6,711,890
47,507	Apple, Inc.	8,794,021
272,582	CDW Corp.	22,021,900
1,098,330	Flex Ltd.*	15,497,436
40,782	IPG Photonics Corp.*	8,997,733
149,948	Keysight Technologies, Inc.*	8,851,430
510,563	Samsung Electronics Co., Ltd.	21,387,262
221,175	TE Connectivity Ltd.	19,919,021
227,180	Western Digital Corp.	17,586,004

		129,766,697

	Telecommunication Services - 1.3%
677,416	AT&T, Inc.	21,751,828
166,235	SoftBank Group Corp.	11,870,524
584,491	Verizon Communications, Inc.	29,405,742

		63,028,094

	Transportation - 3.9%
779,585	Canadian National Railway Co.	63,765,090
99,919	CSX Corp.	6,372,834
250,981	Delta Air Lines, Inc.	12,433,599
162,105	Genesee & Wyoming, Inc. Class A*	13,182,378
441,892	JetBlue Airways Corp.*	8,387,110
2,327	Knight-Swift Transportation Holdings, Inc.	88,915
262,372	Southwest Airlines Co.	13,349,487
300,133	Union Pacific Corp.	42,522,843
243,161	United Parcel Service, Inc. Class B	25,830,993

		185,933,249

	Utilities - 2.2%
144,536	Dominion Energy, Inc.	9,854,464
190,618	Edison International	12,060,401

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Utilities - 2.2% - (continued)
343,774	Exelon Corp.	$14,644,772
1,300,951	Iberdrola S.A.	10,032,610
576,010	NRG Energy, Inc.	17,683,507
356,041	OGE Energy Corp.	12,536,204
101,142	Sempra Energy	11,743,598
401,719	Southern Co.	18,603,607

		107,159,163

	Total Common Stocks (cost $4,216,244,162)	$4,590,113,802

EXCHANGE-TRADED FUNDS - 0.6%
	Other Investment Pools & Funds - 0.6%
110,079	SPDR S&P 500 ETF Trust	$29,862,231

	Total Exchange-Traded Funds (cost $29,117,987)	$29,862,231

PREFERRED STOCKS - 1.1%
	Consumer Services - 0.1%
16,619	Airbnb, Inc. Series E*(2)(3)(4)(5)	$1,744,995

	Diversified Financials - 0.0%
85,350	Social Finance, Inc. Series F*(2)(3)(4)(5)	1,428,759

	Software & Services - 1.0%
29,504	Magic Leap, Inc. Series C*(2)(3)(4)(5)	796,608
50,200	Nanigans, Inc. Series D*(2)(3)(4)(5)	277,104
793,410	Pinterest, Inc. Series G*(2)(3)(4)(5)	5,482,463
20,891	Sharecare Series B2*(2)(3)(4)(5)	5,618,217
782,192	Uber Technologies, Inc. Series D*(2)(3)(4)(5)	31,287,680
146,827	Zuora, Inc. Series F*(2)(3)(4)(5)(6)	3,765,166

		47,227,238

	Total Preferred Stocks (cost $28,287,182)	$50,400,992

CONVERTIBLE PREFERRED STOCKS - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C*(2)(3)(4)(5)	$1,238,075

	Total Convertible Preferred Stocks (cost $1,097,607)	$1,238,075

ESCROWS - 0.0%
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc., Escrow*(2)(3)(4)(5)	$23,025

	Telecommunication Services - 0.0%
22,145	Docusign Earnout, Escrow*(2)(3)(4)(5)	49,826

	Total Escrows (cost $—)	$72,851

	Total Long-Term Investments (cost $4,274,746,938)	$4,671,687,951

The accompanying notes are an integral part of these financial statements.

61

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.6%
	Other Investment Pools & Funds - 2.2%
105,198,707	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.84%(7)	$105,198,707

	Securities Lending Collateral - 0.4%
948,575	Citibank NA DDCA, 1.91%, 7/2/2018(7)	948,575
6,407,561	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(7)	6,407,561
5,953,931	Invesco Government & Agency Portfolio, 1.81%(7)	5,953,931
1,756,568	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(7)	1,756,568
3,904,871	Western Asset Institutional Government Class A Fund, 1.79%(7)	3,904,871

		18,971,506

	Total Short-Term Investments (cost $124,170,213)	$124,170,213

Total Investments (cost $4,398,917,151)	100.4%	$4,795,858,164
Other Assets and Liabilities	(0.4)%	(20,392,146)

Total Net Assets	100.0%	$4,775,466,018

The accompanying notes are an integral part of these financial statements.

62

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $88,067,257, which represented 1.8% of total net assets.

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2018, the aggregate fair value of these securities was $69,386,076, which represented 1.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At June 30, 2018, the aggregate value of these securities was $69,386,076, which represented 1.5% of total net assets.

(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
05/2012	Dropbox, Inc. Class B	58,183	$789,978	$1,800,352
01/2015	Zuora, Inc. Series F Preferred	146,827	1,115,683	3,765,166

			$1,905,661	$5,565,518

(7)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	405	09/21/2018	$55,112,400	$(625,396)

Total futures contracts				$(625,396)

Foreign Currency Contracts Outstanding at June 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
3,445,024	USD	2,896,000	EUR	JPM	09/19/18	$42,431	$—
3,427,855	USD	2,897,000	EUR	UBS	09/19/18	24,087	—
9,435,600	USD	1,035,944,000	JPY	CBA	09/19/18	25,862	—

Total						$92,380	$—

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

63

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBA	Commonwealth Bank of Australia
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

64

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$74,613,733	$48,580,743	$26,032,990	$—
Banks	198,290,860	183,932,328	14,358,532	—
Capital Goods	213,589,062	157,324,643	51,531,319	4,733,100
Commercial & Professional Services	161,694,549	157,999,459	3,695,090	—
Consumer Durables & Apparel	142,183,905	124,293,351	17,890,554	—
Consumer Services	138,464,753	137,461,611	—	1,003,142
Diversified Financials	154,664,304	138,968,260	15,696,044	—
Energy	236,980,680	215,966,479	21,014,201	—
Food & Staples Retailing	78,253,519	78,253,519	—	—
Food, Beverage & Tobacco	201,119,772	130,415,765	70,704,007	—
Health Care Equipment & Services	280,162,506	280,162,506	—	—
Household & Personal Products	39,914,903	39,914,903	—	—
Insurance	245,043,782	214,176,492	30,867,290	—
Materials	182,453,233	151,648,233	30,805,000	—
Media	33,999,148	33,999,148	—	—
Pharmaceuticals, Biotechnology & Life Sciences	332,497,559	332,497,559	—	—
Real Estate	196,541,305	196,541,305	—	—
Retailing	321,191,265	295,114,580	15,939,121	10,137,564
Semiconductors & Semiconductor Equipment	184,738,505	160,895,696	23,842,809	—
Software & Services	687,829,256	634,473,236	51,555,668	1,800,352
Technology Hardware & Equipment	129,766,697	108,379,435	21,387,262	—
Telecommunication Services	63,028,094	51,157,570	11,870,524	—
Transportation	185,933,249	185,933,249	—	—
Utilities	107,159,163	97,126,553	10,032,610	—
Exchange-Traded Funds	29,862,231	29,862,231	—	—
Preferred Stocks	50,400,992	—	—	50,400,992
Convertible Preferred Stocks	1,238,075	—	—	1,238,075
Escrows	72,851	—	—	72,851
Short-Term Investments	124,170,213	124,170,213	—	—
Foreign Currency Contracts(2)	92,380	—	92,380	—

Total	$4,795,950,544	$4,309,249,067	$417,315,401	$69,386,076

Liabilities
Futures Contracts(2)	$(625,396)	$(625,396)	$—	$—

Total	$(625,396)	$(625,396)	$—	$—

(1)	For the six-month period ended June 30, 2018, investments valued at $9,293,705 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor. There were no transfers between any other levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/ (depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended June 30, 2018:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$14,720,609	$46,021,366	$1,238,075	$—	$61,980,050
Conversions*	(31,979)	—	—	31,979	—
Purchases	—	—	—	—	—
Sales	(634,620)	(1,086,156)	—	—	(1,720,776)
Total realized gain/(loss)	(116,392)	574,722	—	—	458,330
Net change in unrealized appreciation/depreciation	3,736,540	4,891,060	—	40,872	8,668,472
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Ending balance	$17,674,158	$50,400,992	$1,238,075	$72,851	$69,386,076

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at June 30, 2018 was $8,505,448.

*	Private Equity securities that were a common stock are now trading as escrow.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

65

Hartford Disciplined Equity HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Banks - 8.6%
641,622	Bank of America Corp.	$18,087,324
205,798	Fifth Third Bancorp	5,906,402
174,574	JP Morgan Chase & Co.	18,190,611
108,658	PNC Financial Services Group, Inc.	14,679,696

		56,864,033

	Capital Goods - 6.5%
96,981	AMETEK, Inc.	6,998,149
37,945	Boeing Co.	12,730,927
102,418	Fortune Brands Home & Security, Inc.	5,498,822
25,023	General Dynamics Corp.	4,664,538
50,389	Illinois Tool Works, Inc.	6,980,892
39,418	Snap-on, Inc.	6,335,261

		43,208,589

	Commercial & Professional Services - 2.3%
29,142	Equifax, Inc.	3,645,956
97,679	IHS Markit Ltd.*	5,039,259
98,636	Republic Services, Inc.	6,742,757

		15,427,972

	Consumer Durables & Apparel - 3.1%
146,905	NIKE, Inc. Class B	11,705,390
112,038	VF Corp.	9,133,338

		20,838,728

	Consumer Services - 3.2%
171,067	Aramark	6,346,586
69,056	Hilton Worldwide Holdings, Inc.	5,466,473
58,230	McDonald’s Corp.	9,124,058

		20,937,117

	Diversified Financials - 2.2%
87,366	Capital One Financial Corp.	8,028,936
195,122	Synchrony Financial	6,513,172

		14,542,108

	Energy - 2.8%
102,995	Continental Resources, Inc.*	6,669,956
95,237	EOG Resources, Inc.	11,850,340

		18,520,296

	Food & Staples Retailing - 2.9%
48,720	Costco Wholesale Corp.	10,181,506
108,913	Walmart, Inc.	9,328,398

		19,509,904

	Food, Beverage & Tobacco - 2.1%
32,321	Constellation Brands, Inc. Class A	7,074,097
122,906	Monster Beverage Corp.*	7,042,514

		14,116,611

	Health Care Equipment & Services - 11.0%
128,639	Abbott Laboratories	7,845,693
32,349	Anthem, Inc.	7,700,033
152,435	Baxter International, Inc.	11,255,800
61,352	Danaher Corp.	6,054,215
151,376	Hologic, Inc.*	6,017,196
45,148	Laboratory Corp. of America Holdings*	8,105,421
114,281	Medtronic plc	9,783,596
65,038	UnitedHealth Group, Inc.	15,956,423

		72,718,377

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Household & Personal Products - 2.3%
142,430	Colgate-Palmolive Co.	$9,230,888
43,947	Estee Lauder Cos., Inc. Class A	6,270,798

		15,501,686

	Insurance - 3.7%
95,713	Allstate Corp.	8,735,726
98,763	Athene Holding Ltd. Class A*	4,329,770
88,817	Chubb Ltd.	11,281,535

		24,347,031

	Materials - 2.2%
97,593	DowDuPont, Inc.	6,433,330
59,148	Ecolab, Inc.	8,300,239

		14,733,569

	Media - 1.5%
305,812	Comcast Corp. Class A	10,033,692

	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
36,834	Allergan plc	6,140,964
118,118	Bristol-Myers Squibb Co.	6,536,650
109,336	Eli Lilly & Co.	9,329,641
146,262	Merck & Co., Inc.	8,878,103
41,832	Thermo Fisher Scientific, Inc.	8,665,081

		39,550,439

	Retailing - 4.2%
4,616	Booking Holdings, Inc.*	9,357,047
100,632	Dollar Tree, Inc.*	8,553,720
104,583	TJX Cos., Inc.	9,954,210

		27,864,977

	Semiconductors & Semiconductor Equipment - 2.8%
28,959	Lam Research Corp.	5,005,563
80,656	Micron Technology, Inc.*	4,229,600
191,620	ON Semiconductor Corp.*	4,260,671
125,255	Teradyne, Inc.	4,768,458

		18,264,292

	Software & Services - 18.2%
16,736	Alphabet, Inc. Class A*	18,898,124
4,002	Alphabet, Inc. Class C*	4,464,831
146,475	eBay, Inc.*	5,311,183
78,868	Facebook, Inc. Class A*	15,325,630
144,618	GoDaddy, Inc. Class A*	10,210,031
98,929	Leidos Holdings, Inc.	5,836,811
103,864	Mastercard, Inc. Class A	20,411,353
163,379	Microsoft Corp.	16,110,803
58,172	salesforce.com, Inc.*	7,934,661
101,175	SS&C Technologies Holdings, Inc.	5,250,983
69,151	Total System Services, Inc.	5,844,643
39,501	Workday, Inc. Class A*	4,784,361

		120,383,414

	Technology Hardware & Equipment - 5.4%
74,682	Apple, Inc.	13,824,385
57,078	CDW Corp.	4,611,331
63,659	Motorola Solutions, Inc.	7,407,998
123,660	NetApp, Inc.	9,711,020

		35,554,734

	Telecommunication Services - 1.7%
220,125	Verizon Communications, Inc.	11,074,489

The accompanying notes are an integral part of these financial statements.

66

Hartford Disciplined Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Transportation - 2.1%
35,529	FedEx Corp.	$8,067,215
39,606	Norfolk Southern Corp.	5,975,357

		14,042,572

	Utilities - 4.8%
147,520	American Electric Power Co., Inc.	10,215,760
85,172	NextEra Energy, Inc.	14,226,279
95,379	Pinnacle West Capital Corp.	7,683,733

		32,125,772

	Total Common Stocks (cost $492,884,963)	$660,160,402

	Total Long-Term Investments (cost $492,884,963)	$660,160,402

SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
1,698,794	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.84%(1)	$1,698,794

	Total Short-Term Investments (cost $1,698,794)	$1,698,794

Total Investments (cost $494,583,757)	99.9%	$661,859,196
Other Assets and Liabilities	0.1%	673,652

Total Net Assets	100.0%	$662,532,848

The accompanying notes are an integral part of these financial statements.

67

Hartford Disciplined Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

68

Hartford Disciplined Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$56,864,033	$56,864,033	$—	$—
Capital Goods	43,208,589	43,208,589	—	—
Commercial & Professional Services	15,427,972	15,427,972	—	—
Consumer Durables & Apparel	20,838,728	20,838,728	—	—
Consumer Services	20,937,117	20,937,117	—	—
Diversified Financials	14,542,108	14,542,108	—	—
Energy	18,520,296	18,520,296	—	—
Food & Staples Retailing	19,509,904	19,509,904	—	—
Food, Beverage & Tobacco	14,116,611	14,116,611	—	—
Health Care Equipment & Services	72,718,377	72,718,377	—	—
Household & Personal Products	15,501,686	15,501,686	—	—
Insurance	24,347,031	24,347,031	—	—
Materials	14,733,569	14,733,569	—	—
Media	10,033,692	10,033,692	—	—
Pharmaceuticals, Biotechnology & Life Sciences	39,550,439	39,550,439	—	—
Retailing	27,864,977	27,864,977	—	—
Semiconductors & Semiconductor Equipment	18,264,292	18,264,292	—	—
Software & Services	120,383,414	120,383,414	—	—
Technology Hardware & Equipment	35,554,734	35,554,734	—	—
Telecommunication Services	11,074,489	11,074,489	—	—
Transportation	14,042,572	14,042,572	—	—
Utilities	32,125,772	32,125,772	—	—
Short-Term Investments	1,698,794	1,698,794	—	—

Total	$661,859,196	$661,859,196	$—	$—

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

69

Hartford Dividend and Growth HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Automobiles & Components - 0.3%
808,257	Ford Motor Co.	$8,947,405

	Banks - 10.5%
3,956,013	Bank of America Corp.	111,520,006
437,662	Bank of Nova Scotia	25,043,020
574,093	Citigroup, Inc.	38,418,304
1,075,471	JP Morgan Chase & Co.	112,064,078
480,275	PNC Financial Services Group, Inc.	64,885,152

		351,930,560

	Capital Goods - 4.2%
523,543	ABB Ltd. ADR	11,397,531
159,021	Caterpillar, Inc.	21,574,379
286,108	Eaton Corp. plc	21,383,712
154,881	Honeywell International, Inc.	22,310,608
877,898	Johnson Controls International plc	29,365,688
38,561	Lockheed Martin Corp.	11,392,076
190,858	United Technologies Corp.	23,862,976

		141,286,970

	Consumer Services - 1.0%
405,717	Hilton Worldwide Holdings, Inc.	32,116,558

	Diversified Financials - 3.2%
63,604	BlackRock, Inc.	31,740,940
503,669	Intercontinental Exchange, Inc.	37,044,855
362,207	Northern Trust Corp.	37,267,478

		106,053,273

	Energy - 10.1%
429,019	BP plc ADR	19,589,008
287,181	Canadian Natural Resources Ltd.	10,358,619
710,822	Chevron Corp.	89,869,225
632,341	ConocoPhillips	44,023,580
641,348	Halliburton Co.	28,899,141
859,801	Hess Corp.	57,512,089
1,276,412	Suncor Energy, Inc.	51,924,440
612,357	TOTAL S.A. ADR	37,084,340

		339,260,442

	Food & Staples Retailing - 2.2%
114,439	Costco Wholesale Corp.	23,915,462
429,362	Sysco Corp.	29,321,131
250,970	Walmart, Inc.	21,495,581

		74,732,174

	Food, Beverage & Tobacco - 2.3%
420,459	PepsiCo., Inc.	45,775,371
371,067	Philip Morris International, Inc.	29,959,950

		75,735,321

	Health Care Equipment & Services - 5.5%
398,067	Abbott Laboratories	24,278,106
387,356	Cardinal Health, Inc.	18,914,594
502,977	CVS Health Corp.	32,366,570
585,946	Medtronic plc	50,162,837
177,837	UnitedHealth Group, Inc.	43,630,530
146,416	Universal Health Services, Inc. Class B	16,316,599

		185,669,236

	Household & Personal Products - 0.8%
476,246	Unilever N.V.	26,536,427

	Insurance - 7.4%
624,404	American International Group, Inc.	33,105,900

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Insurance - 7.4% - (continued)
48,561	Brighthouse Financial, Inc.*	$1,945,839
512,720	Chubb Ltd.	65,125,694
358,051	Marsh & McLennan Cos., Inc.	29,349,440
520,436	MetLife, Inc.	22,691,010
563,721	Principal Financial Group, Inc.	29,849,027
691,466	Prudential Financial, Inc.	64,658,986

		246,725,896

	Materials - 4.8%
551,826	Ball Corp.	19,617,415
765,044	BHP Billiton plc ADR	34,388,728
185,620	Celanese Corp. Series A	20,614,957
188,015	CRH plc ADR	6,646,330
155,419	FMC Corp.	13,864,929
692,449	International Paper Co.	36,062,744
288,563	PPG Industries, Inc.	29,932,640

		161,127,743

	Media - 2.7%
336,489	CBS Corp. Class B	18,917,411
2,200,902	Comcast Corp. Class A	72,211,595

		91,129,006

	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
1,539,633	AstraZeneca plc ADR	54,056,514
1,163,864	Bristol-Myers Squibb Co.	64,408,234
400,465	Eli Lilly & Co.	34,171,678
845,644	Merck & Co., Inc.	51,330,591
83,000	Novartis AG ADR	6,269,820
1,432,338	Pfizer, Inc.	51,965,223

		262,202,060

	Real Estate - 2.5%
201,036	American Tower Corp. REIT	28,983,360
71,023	Boston Properties, Inc. REIT	8,907,705
602,400	Invitation Homes, Inc. REIT	13,891,344
198,498	Simon Property Group, Inc. REIT	33,782,374

		85,564,783

	Retailing - 2.8%
176,855	Expedia Group, Inc.	21,256,202
92,518	Home Depot, Inc.	18,050,262
251,675	Lowe’s Cos., Inc.	24,052,580
305,796	TJX Cos., Inc.	29,105,663

		92,464,707

	Semiconductors & Semiconductor Equipment - 4.2%
1,345,555	Intel Corp.	66,887,539
202,041	KLA-Tencor Corp.	20,715,264
419,857	QUALCOMM, Inc.	23,562,375
269,972	Texas Instruments, Inc.	29,764,413

		140,929,591

	Software & Services - 9.6%
160,156	Accenture plc Class A	26,199,920
65,146	Alliance Data Systems Corp.	15,192,047
81,013	Alphabet, Inc. Class A*	91,479,070
864,489	eBay, Inc.*	31,346,371
138,139	International Business Machines Corp.	19,298,018
1,394,029	Microsoft Corp.	137,465,200

		320,980,626

The accompanying notes are an integral part of these financial statements.

70

Hartford Dividend and Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Technology Hardware & Equipment - 4.9%
250,184	Apple, Inc.	$46,311,560
1,017,620	Cisco Systems, Inc.	43,788,189
1,500,863	HP, Inc.	34,054,581
334,591	Motorola Solutions, Inc.	38,936,355

		163,090,685

	Telecommunication Services - 3.1%
523,366	AT&T, Inc.	16,805,282
1,746,610	Verizon Communications, Inc.	87,871,949

		104,677,231

	Transportation - 3.3%
125,937	Canadian Pacific Railway Ltd.	23,048,990
379,801	Delta Air Lines, Inc.	18,815,342
228,513	Union Pacific Corp.	32,375,722
356,498	United Parcel Service, Inc. Class B	37,870,782

		112,110,836

	Utilities - 4.8%
623,080	Dominion Energy, Inc.	42,481,594
544,162	Edison International	34,429,130
777,465	Exelon Corp.	33,120,009
311,904	NextEra Energy, Inc.	52,097,325

		162,128,058

	Total Common Stocks (cost $2,382,520,133)	$3,285,399,588

	Total Long-Term Investments (cost $2,382,520,133)	$3,285,399,588

SHORT-TERM INVESTMENTS - 1.6%
	Other Investment Pools & Funds - 1.6%
53,040,559	Fidelity Institutional Government Fund, Institutional Class, 1.80%(1)	53,040,559

	Total Short-Term Investments (cost $53,040,559)	$53,040,559

Total Investments (cost $2,435,560,692)	99.6%	$3,338,440,147
Other Assets and Liabilities	0.4%	13,088,910

Total Net Assets	100.0%	$3,351,529,057

The accompanying notes are an integral part of these financial statements.

71

Hartford Dividend and Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

72

Hartford Dividend and Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$8,947,405	$8,947,405	$—	$—
Banks	351,930,560	351,930,560	—	—
Capital Goods	141,286,970	141,286,970	—	—
Consumer Services	32,116,558	32,116,558	—	—
Diversified Financials	106,053,273	106,053,273	—	—
Energy	339,260,442	339,260,442	—	—
Food & Staples Retailing	74,732,174	74,732,174	—	—
Food, Beverage & Tobacco	75,735,321	75,735,321	—	—
Health Care Equipment & Services	185,669,236	185,669,236	—	—
Household & Personal Products	26,536,427	26,536,427	—	—
Insurance	246,725,896	246,725,896	—	—
Materials	161,127,743	161,127,743	—	—
Media	91,129,006	91,129,006	—	—
Pharmaceuticals, Biotechnology & Life Sciences	262,202,060	262,202,060	—	—
Real Estate	85,564,783	85,564,783	—	—
Retailing	92,464,707	92,464,707	—	—
Semiconductors & Semiconductor Equipment	140,929,591	140,929,591	—	—
Software & Services	320,980,626	320,980,626	—	—
Technology Hardware & Equipment	163,090,685	163,090,685	—	—
Telecommunication Services	104,677,231	104,677,231	—	—
Transportation	112,110,836	112,110,836	—	—
Utilities	162,128,058	162,128,058	—	—
Short-Term Investments	53,040,559	53,040,559	—	—

Total	$3,338,440,147	$3,338,440,147	$—	$—

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

73

Hartford Global Growth HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Automobiles & Components - 1.0%
50,705	Magna International, Inc.	$2,949,001
16,356	Volkswagen AG	2,702,179

		5,651,180

	Banks - 4.3%
375,972	Banco Santander S.A.	2,009,369
280,759	Bank of America Corp.	7,914,596
40,510	BNP Paribas S.A.	2,505,822
32,070	HDFC Bank Ltd. ADR	3,367,991
24,580	JP Morgan Chase & Co.	2,561,236
18,925	PNC Financial Services Group, Inc.	2,556,768
129,499	UniCredit S.p.A.	2,146,368

		23,062,150

	Capital Goods - 8.2%
122,442	ABB Ltd.	2,670,939
35,075	Airbus SE	4,093,070
124,040	Assa Abloy AB Class B	2,631,086
112,160	Atlas Copco AB Class A	3,248,213
13,000	FANUC Corp.	2,576,753
45,507	Fortune Brands Home & Security, Inc.	2,443,271
15,814	General Dynamics Corp.	2,947,888
19,687	Harris Corp.	2,845,559
107,500	Komatsu Ltd.	3,060,370
23,982	Lockheed Martin Corp.	7,085,002
23,600	Nidec Corp.	3,530,314
34,588	Safran S.A.	4,188,774
7,372	SMC Corp.	2,698,819

		44,020,058

	Commercial & Professional Services - 1.8%
85,246	Edenred(1)	2,692,640
64,502	IHS Markit Ltd.*	3,327,658
50,437	TransUnion	3,613,307

		9,633,605

	Consumer Durables & Apparel - 3.9%
14,160	adidas AG	3,082,882
26,893	Cie Financiere Richemont S.A.	2,273,385
107,787	NIKE, Inc. Class B	8,588,468
1,067	NVR, Inc.*	3,169,363
75,600	Sony Corp.	3,871,805

		20,985,903

	Consumer Services - 3.6%
76,285	Hilton Worldwide Holdings, Inc.	6,038,720
186,663	Melco Resorts & Entertainment Ltd. ADR	5,226,564
55,794	New Oriental Education & Technology Group, Inc. ADR	5,281,460
570,862	Sands China Ltd.	3,043,486

		19,590,230

	Diversified Financials - 7.6%
74,662	American Express Co.	7,316,876
50,179	Intercontinental Exchange, Inc.	3,690,666
103,401	Julius Baer Group Ltd.*	6,056,344
18,138	Moody’s Corp.	3,093,617
21,145	MSCI, Inc.	3,498,017
29,448	Northern Trust Corp.	3,029,905
4,459	Partners Group Holding AG	3,259,731
17,260	S&P Global, Inc.	3,519,142
136,173	TD Ameritrade Holding Corp.	7,458,195

		40,922,493

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Energy - 2.0%
302,529	Encana Corp.	$3,951,183
157,698	Galp Energia SGPS S.A.	2,999,992
122,737	Newfield Exploration Co.*	3,712,794

		10,663,969

	Food & Staples Retailing - 0.6%
48,775	Sysco Corp.	3,330,845

	Food, Beverage & Tobacco - 2.5%
16,752	Constellation Brands, Inc. Class A	3,666,510
386,569	Davide Campari-Milano S.p.A.	3,172,929
92,593	Diageo plc	3,326,487
54,415	Monster Beverage Corp.*	3,117,980

		13,283,906

	Health Care Equipment & Services - 6.9%
55,636	Abbott Laboratories	3,393,239
12,924	Anthem, Inc.	3,076,300
47,336	Baxter International, Inc.	3,495,290
190,101	Boston Scientific Corp.*	6,216,303
26,508	DexCom, Inc.*	2,517,730
28,098	Edwards Lifesciences Corp.*	4,090,226
11,290	Humana, Inc.	3,360,243
23,746	Stryker Corp.	4,009,749
29,327	UnitedHealth Group, Inc.	7,195,086

		37,354,166

	Insurance - 1.8%
497,600	AIA Group Ltd.	4,334,798
576,300	Ping An Insurance Group Co. of China Ltd. Class H	5,277,568

		9,612,366

	Materials - 1.7%
183,021	BHP Billiton plc	4,107,434
182,863	First Quantum Minerals Ltd.	2,694,296
25,800	Shin-Etsu Chemical Co., Ltd.	2,292,805

		9,094,535

	Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
50,590	AstraZeneca plc	3,499,168
63,807	Bristol-Myers Squibb Co.	3,531,079
39,200	Eisai Co., Ltd.	2,759,289
22,783	ICON plc*	3,019,431
1,752,000	Sino Biopharmaceutical Ltd.	2,675,665
19,797	Thermo Fisher Scientific, Inc.	4,100,750

		19,585,382

	Real Estate - 0.7%
26,122	American Tower Corp. REIT	3,766,009

	Retailing - 11.1%
12,421	Amazon.com, Inc.*	21,113,216
510,677	B&M European Value Retail S.A.	2,712,903
1,804	Booking Holdings, Inc.*	3,656,870
33,653	Home Depot, Inc.	6,565,700
79,697	Industria de Diseno Textil S.A.	2,714,009
10,317	Netflix, Inc.*	4,038,383
49,775	Ross Stores, Inc.	4,218,431
82,600	TJX Cos., Inc.	7,861,868
25,910	Wayfair, Inc. Class A*(1)	3,077,072
71,830	Zalando SE*(2)	4,003,228

		59,961,680

The accompanying notes are an integral part of these financial statements.

74

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Semiconductors & Semiconductor Equipment - 3.0%
211,873	Advanced Micro Devices, Inc.*	$3,175,976
139,299	Infineon Technologies AG	3,538,376
51,827	Micron Technology, Inc.*	2,717,808
16,318	NVIDIA Corp.	3,865,734
417,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,961,148

		16,259,042

	Software & Services - 29.9%
28,747	Accenture plc Class A	4,702,722
44,045	Adobe Systems, Inc.*	10,738,611
36,653	Alibaba Group Holding Ltd. ADR*	6,800,231
19,835	Alphabet, Inc. Class C*	22,128,918
29,963	Autodesk, Inc.*	3,927,850
1,125	Dropbox, Inc. Class B*(2)(3)(4)(5)(6)	34,801
83,445	eBay, Inc.*	3,025,716
88,867	Facebook, Inc. Class A*	17,268,635
14,707	FleetCor Technologies, Inc.*	3,098,029
29,022	Global Payments, Inc.	3,235,663
20,848	Intuit, Inc.	4,259,351
252,154	Just Eat plc*	2,585,709
50,998	Mastercard, Inc. Class A	10,022,127
145,512	Microsoft Corp.	14,348,938
10,800	Nintendo Co., Ltd.	3,525,434
123,279	PayPal Holdings, Inc.*	10,265,442
69,918	salesforce.com, Inc.*	9,536,815
49,329	ServiceNow, Inc.*	8,507,773
19,670	Spotify Technology S.A.*	3,309,281
137,740	Tencent Holdings Ltd.	6,916,665
40,090	Total System Services, Inc.	3,388,407
50,640	Visa, Inc. Class A	6,707,268
82,719	Yandex N.V. Class A*	2,969,612

		161,303,998

	Technology Hardware & Equipment - 2.8%
39,315	CDW Corp.	3,176,259
190,541	Flex Ltd.*	2,688,534
5,787	Keyence Corp.	3,263,950
82,488	Samsung Electronics Co., Ltd.	3,455,386
135,583	Sunny Optical Technology Group Co., Ltd.	2,514,706

		15,098,835

	Telecommunication Services - 0.7%
58,816	T-Mobile US, Inc.*	3,514,256

	Transportation - 1.4%
39,274	Canadian National Railway Co.	3,212,363
31,473	Union Pacific Corp.	4,459,095

		7,671,458

	Total Common Stocks (cost $388,795,426)	$534,366,066

WARRANTS - 0.0%
	Diversified Financials - 0.0%
1,035	Emergent Capital, Inc. Expires 4/11/19*(4)(6)	$—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $388,795,426)	$534,366,066

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Other Investment Pools & Funds - 0.9%
4,875,125	Fidelity Institutional Government Fund, Institutional Class, 1.80%(7)	$4,875,125

	Securities Lending Collateral - 0.3%
68,688	Citibank NA DDCA, 1.91%, 7/2/2018(7)	68,688
463,982	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(7)	463,982
431,134	Invesco Government & Agency Portfolio, 1.81%(7)	431,133
127,196	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(7)	127,196
282,758	Western Asset Institutional Government Class A Fund, 1.79%(7)	282,758

		1,373,757

	Total Short-Term Investments (cost $6,248,882)	$6,248,882

Total Investments (cost $395,044,308)	100.3%	$540,614,948
Other Assets and Liabilities	(0.3)%	(1,541,511)

Total Net Assets	100.0%	$539,073,437

The accompanying notes are an integral part of these financial statements.

75

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $4,038,029, which represented 0.7% of total net assets.

(3)	Investment valued using significant unobservable inputs.

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2018, the aggregate fair value of these securities was $34,801, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
05/2012	Dropbox, Inc. Class B	1,125	$15,270	$34,801

(6)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited.At June 30, 2018, the aggregate value of these securities was $34,801, which represented 0.0% of total net assets.

(7)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

76

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$5,651,180	$2,949,001	$2,702,179	$—
Banks	23,062,150	16,400,591	6,661,559	—
Capital Goods	44,020,058	15,321,720	28,698,338	—
Commercial & Professional Services	9,633,605	6,940,965	2,692,640	—
Consumer Durables & Apparel	20,985,903	11,757,831	9,228,072	—
Consumer Services	19,590,230	16,546,744	3,043,486	—
Diversified Financials	40,922,493	31,606,418	9,316,075	—
Energy	10,663,969	7,663,977	2,999,992	—
Food & Staples Retailing	3,330,845	3,330,845	—	—
Food, Beverage & Tobacco	13,283,906	6,784,490	6,499,416	—
Health Care Equipment & Services	37,354,166	37,354,166	—	—
Insurance	9,612,366	—	9,612,366	—
Materials	9,094,535	2,694,296	6,400,239	—
Pharmaceuticals, Biotechnology & Life Sciences	19,585,382	10,651,260	8,934,122	—
Real Estate	3,766,009	3,766,009	—	—
Retailing	59,961,680	50,531,540	9,430,140	—
Semiconductors & Semiconductor Equipment	16,259,042	9,759,518	6,499,524	—
Software & Services	161,303,998	148,241,389	13,027,808	34,801
Technology Hardware & Equipment	15,098,835	5,864,793	9,234,042	—
Telecommunication Services	3,514,256	3,514,256	—	—
Transportation	7,671,458	7,671,458	—	—
Warrants	—	—	—	—
Short-Term Investments	6,248,882	6,248,882	—	—

Total	$540,614,948	$405,600,149	$134,979,998	$34,801

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

77

Hartford Growth Opportunities HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.7%
	Automobiles & Components - 0.9%
74,909	Ferrari N.V.	$10,113,464
14,583	Tesla, Inc.*(1)	5,001,240

		15,114,704

	Capital Goods - 5.0%
163,923	Deere & Co.	22,916,435
82,349	Harris Corp.	11,902,725
88,579	IDEX Corp.	12,089,262
118,179	Rockwell Automation, Inc.	19,644,895
964,461	Williams Corp.*(1)	14,274,023

		80,827,340

	Commercial & Professional Services - 3.5%
1,908,353	ADT, Inc.(1)	16,507,253
81,484	CoStar Group, Inc.*	33,622,743
18,785	Klarna Holding AB(2)(3)(4)(5)	2,611,140
514,848	Landscape Acquisition Holdings Ltd.*	4,672,246

		57,413,382

	Consumer Durables & Apparel - 3.8%
73,431	Mohawk Industries, Inc.*	15,734,060
107,738	Polaris Industries, Inc.	13,163,429
434,306	Skechers USA, Inc. Class A*	13,033,523
220,790	Under Armour, Inc. Class A*(1)	4,963,359
704,857	Under Armour, Inc. Class C*(1)	14,858,386

		61,752,757

	Consumer Services - 4.0%
1,556,596	DraftKings, Inc.*(2)(3)(4)(5)	3,035,362
202,910	Hilton Worldwide Holdings, Inc.	16,062,356
189,346	Marriott Vacations Worldwide Corp.	21,388,524
441,600	Melco Resorts & Entertainment Ltd. ADR	12,364,800
45,536	Vail Resorts, Inc.	12,485,516

		65,336,558

	Diversified Financials - 4.2%
348,650	American Express Co.	34,167,700
1,142,999	J2 Acquisition Ltd.*(3)	11,155,670
577,000	Platinum Eagle Acquisition Corp.*	5,798,850
306,063	TD Ameritrade Holding Corp.	16,763,071

		67,885,291

	Energy - 2.0%
49,400	Diamondback Energy, Inc.	6,499,558
55,118	EOG Resources, Inc.	6,858,333
372,433	Newfield Exploration Co.*	11,266,098
415,095	WPX Energy, Inc.*	7,484,163

		32,108,152

	Food, Beverage & Tobacco - 1.0%
234,128	Lamb Weston Holdings, Inc.	16,040,109

	Health Care Equipment & Services - 8.4%
80,124	Align Technology, Inc.*	27,413,625
451,801	Baxter International, Inc.	33,360,986
125,375	DexCom, Inc.*	11,908,118
201,344	Edwards Lifesciences Corp.*	29,309,646
248,130	Insulet Corp.*	21,264,741
173,368	Veeva Systems, Inc. Class A*	13,325,064

		136,582,180

	Materials - 2.4%
188,752	Packaging Corp. of America	21,100,586
143,504	Vulcan Materials Co.	18,520,626

		39,621,212

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.7% - (continued)
	Media - 0.4%
680,569	Ocean Outdoor Ltd.*(2)(3)(4)(5)	$6,516,448

	Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
375,033	AstraZeneca plc ADR	13,167,408
24,902	Bluebird Bio, Inc.*	3,908,369
519,654	Exact Sciences Corp.*	31,070,113
120,215	Seattle Genetics, Inc.*	7,981,074

		56,126,964

	Real Estate - 0.0%
10,657	WeWork Companies, Inc. Class A, REIT*(2)(3)(4)(5)	552,139

	Retailing - 13.8%
52,492	Amazon.com, Inc.*	89,225,902
179,912	Dollar Tree, Inc.*	15,292,520
510,051	Floor & Decor Holdings, Inc. Class A*	25,160,816
41,578	JAND, Inc. Class A(2)(3)(4)(5)	564,629
78,268	Netflix, Inc.*	30,636,443
155,794	Tiffany & Co.	20,502,491
38,805	Tory Burch LLC*(2)(3)(4)(5)	2,106,337
314,578	TripAdvisor, Inc.*	17,525,140
202,192	Wayfair, Inc. Class A*(1)	24,012,322

		225,026,600

	Semiconductors & Semiconductor Equipment - 5.4%
166,413	Microchip Technology, Inc.	15,135,262
434,595	Micron Technology, Inc.*	22,790,162
107,353	NVIDIA Corp.	25,431,926
661,529	Teradyne, Inc.	25,184,409

		88,541,759

	Software & Services - 30.1%
178,338	2U, Inc.*	14,901,923
99,828	Adobe Systems, Inc.*	24,339,065
113,540	Atlassian Corp. plc Class A*	7,098,521
165,618	Autodesk, Inc.*	21,710,864
466,791	Facebook, Inc. Class A*	90,706,827
82,558	FleetCor Technologies, Inc.*	17,390,843
152,025	ForeScout Technologies, Inc.*	5,208,376
390,890	Guidewire Software, Inc.*	34,703,214
90,400	Okta, Inc.*	4,553,448
382,267	PayPal Holdings, Inc.*	31,831,373
335,761	salesforce.com, Inc.*	45,797,800
168,112	ServiceNow, Inc.*	28,994,277
140,775	Shopify, Inc. Class A*(1)	20,537,665
190,982	Spotify Technology S.A.*	32,130,812
474,901	SS&C Technologies Holdings, Inc.	24,647,362
268,456	Trade Desk, Inc. Class A*(1)	25,181,173
94,966	Weibo Corp. ADR*	8,429,182
234,165	Wix.com Ltd.*	23,486,749
244,999	Workday, Inc. Class A*	29,674,279
23,388	Zuora, Inc. Class A*(1)	636,153

		491,959,906

	Technology Hardware & Equipment - 1.9%
78,801	IPG Photonics Corp.*	17,385,864
92,103	Zebra Technologies Corp. Class A*	13,193,755

		30,579,619

	Transportation - 1.5%
396,647	CSX Corp.	25,298,146

	Total Common Stocks (cost $1,251,704,705)	$1,497,283,266

The accompanying notes are an integral part of these financial statements.

78

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 4.6%
	Real Estate - 0.8%
114,486	WeWork Companies, Inc. Class D-2*(2)(3)(4)(5)	$5,931,520
145,709	WeWork Companies, Inc. Class D-1*(2)(3)(4)(5)	7,549,183

		13,480,703

	Retailing - 0.6%
1,605,750	Coupang LLC*(2)(3)(4)(5)	7,991,978
92,843	JAND, Inc. Series D*(2)(3)(4)(5)	1,295,160

		9,287,138

	Software & Services - 3.2%
1,871,878	Essence Group Holdings Corp. Series 3*(2)(3)(4)(5)	4,005,819
287,204	Lookout, Inc. Series F*(2)(3)(4)(5)	2,469,954
366,944	MarkLogic Corp. Series F*(2)(3)(4)(5)	3,669,440
488,790	Pinterest, Inc. Series G*(2)(3)(4)(5)	3,377,539
589,628	Uber Technologies, Inc. Series D*(2)(3)(4)(5)	23,585,120
580,036	Zuora, Inc. Series F*(2)(3)(4)(5)(6)	14,874,186

		51,982,058

	Total Preferred Stocks (cost $37,963,753)	$74,749,899

CONVERTIBLE PREFERRED STOCKS - 0.2%
	Retailing - 0.2%
102,040	Honest Co. Series C*(2)(3)(4)(5)	$3,114,261

	Total Convertible Preferred Stocks (cost $2,760,927)	$3,114,261

ESCROWS - 0.1%
	Capital Goods - 0.0%
1,458,400	Lithium Technology Corp., Escrow(2)(3)(4)(5)	$437,520

	Software & Services - 0.1%
1,070,278	Birst, Inc. Escrow*(2)(3)(4)(5)	101,677
210,735	Veracode, Inc. Escrow*(2)(3)(4)(5)	847,155

		948,832

	Telecommunication Services - 0.0%
49,126	Docusign Earnout, Escrow*(2)(3)(4)(5)	110,533

	Total Escrows (cost $—)	$1,496,885

WARRANTS - 0.2%
	Capital Goods - 0.1%
621,393	Williams Corp. Expires 9/16/20*	$1,404,348

	Commercial & Professional Services - 0.0%
516,400	Landscape Acquisition Holdings Ltd. Expires 11/23/22*	180,740

	Diversified Financials - 0.0%
1,195,579	J2 Acquisition Ltd. Expires 9/7/27*	538,011

	Real Estate - 0.1%
214,600	Vinhomes JSC Expires 5/23/28*	1,050,636

	Total Warrants (cost $1,656,521)	$3,173,735

	Total Long-Term Investments (cost $1,294,085,906)	$1,579,818,046

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 6.0%
	Other Investment Pools & Funds - 3.3%
53,900,687	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(7)	$53,900,687

	Securities Lending Collateral - 2.7%
2,248,295	Citibank NA DDCA, 1.91%, 7/2/2018(7)	2,248,295
15,187,077	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(7)	15,187,077
14,111,892	Invesco Government & Agency Portfolio, 1.81%(7)	14,111,892
4,163,385	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(7)	4,163,385
9,255,249	Western Asset Institutional Government Class A Fund, 1.79%(7)	9,255,249

		44,965,898

	Total Short-Term Investments (cost $98,866,585)	$98,866,585

Total Investments (cost $1,392,952,491)	102.8%	$1,678,684,631
Other Assets and Liabilities	(2.8)%	(46,233,818)

Total Net Assets	100.0%	$1,632,450,813

The accompanying notes are an integral part of these financial statements.

79

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $105,902,770, which represented 6.5% of total net assets.

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2018, the aggregate fair value of these securities was $94,747,100, which represented 5.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At June 30, 2018, the aggregate value of these securities was $94,747,100, which represented 5.8% of total net assets.

(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
01/2015	Zuora, Inc. Series F Preferred	580,036	$4,407,461	$14,874,186

(7)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
JSC	Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

80

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$15,114,704	$15,114,704	$—	$—
Capital Goods	80,827,340	80,827,340	—	—
Commercial & Professional Services	57,413,382	54,802,242	—	2,611,140
Consumer Durables & Apparel	61,752,757	61,752,757	—	—
Consumer Services	65,336,558	62,301,196	—	3,035,362
Diversified Financials	67,885,291	67,885,291	—	—
Energy	32,108,152	32,108,152	—	—
Food, Beverage & Tobacco	16,040,109	16,040,109	—	—
Health Care Equipment & Services	136,582,180	136,582,180	—	—
Materials	39,621,212	39,621,212	—	—
Media	6,516,448	—	—	6,516,448
Pharmaceuticals, Biotechnology & Life Sciences	56,126,964	56,126,964	—	—
Real Estate	552,139	—	—	552,139
Retailing	225,026,600	222,355,634	—	2,670,966
Semiconductors & Semiconductor Equipment	88,541,759	88,541,759	—	—
Software & Services	491,959,906	491,959,906	—	—
Technology Hardware & Equipment	30,579,619	30,579,619	—	—
Transportation	25,298,146	25,298,146	—	—
Preferred Stocks	74,749,899	—	—	74,749,899
Convertible Preferred Stocks	3,114,261	—	—	3,114,261
Escrows	1,496,885	—	—	1,496,885
Warrants	3,173,735	2,123,099	1,050,636	—
Short-Term Investments	98,866,585	98,866,585	—	—

Total	$1,678,684,631	$1,582,886,895	$1,050,636	$94,747,100

(1)	For the six-month period ended June 30, 2018, there were no transfers from Level 1 to Level 2, investments valued at $4,900,099 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended June 30, 2018:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$22,670,128	$70,602,059	$3,114,261	$—	$96,386,448
Conversions*	(1,430,104)	—	—	1,430,104	—
Purchases	1,706,524	—	—	—	1,706,524
Sales	(6,190,916)	(9,033,437)	—	—	(15,224,353)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	(697,199)	3,901,816	—	—	3,204,617
Net change in unrealized appreciation/depreciation	(5,572,477)	9,279,461	—	66,781	3,773,765
Transfers into Level 3	4,900,099	—	—	—	4,900,099
Transfers out of Level 3	—	—	—	—	—

Ending balance	$15,386,055	$74,749,899	$3,114,261	$1,496,885	$94,747,100

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at June 30, 2018 was $10,845,228.

*	Private Equity securities that were a common stock are now trading as escrow.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

81

Hartford Healthcare HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Biotechnology - 27.6%
183,372	Aduro Biotech, Inc.*(1)	$1,283,604
28,553	Aimmune Therapeutics, Inc.*	767,790
68,373	Alder Biopharmaceuticals, Inc.*	1,080,293
119,016	Alkermes plc*	4,898,699
32,381	Alnylam Pharmaceuticals, Inc.*	3,189,205
43,204	Arena Pharmaceuticals, Inc.*	1,883,694
52,685	Audentes Therapeutics, Inc.*	2,013,094
9,692	Biogen, Inc.*	2,813,006
10,100	Biohaven Pharmaceutical Holding Co., Ltd.*	399,152
23,272	Bluebird Bio, Inc.*	3,652,540
58,961	Calithera Biosciences, Inc.*	294,805
35,698	Celgene Corp.*	2,835,135
89,370	Clementia Pharmaceuticals, Inc.*	1,176,109
209,100	Coherus Biosciences, Inc.*	2,927,400
105,055	Cytokinetics, Inc.*	871,957
59,600	Forty Seven, Inc.*	953,600
63,659	G1 Therapeutics, Inc.*(1)	2,766,620
17,631	Galapagos N.V.*	1,623,770
15,740	Genmab A/S*	2,421,883
57,559	Global Blood Therapeutics, Inc.*	2,601,667
118,341	GlycoMimetics, Inc.*	1,908,840
52,420	Heron Therapeutics, Inc.*	2,036,517
28,199	Incyte Corp.*	1,889,333
18,676	Innate Pharma S.A.*(1)	101,356
138,403	Ironwood Pharmaceuticals, Inc.*(1)	2,646,265
102,878	Karyopharm Therapeutics, Inc.*	1,747,897
49,882	Loxo Oncology, Inc.*	8,653,529
75,072	Momenta Pharmaceuticals, Inc.*	1,535,222
45,265	Neon Therapeutics, Inc.*	570,339
77,300	Nightstar Therapeutics plc ADR*(1)	1,236,800
113,258	Portola Pharmaceuticals, Inc.*(1)	4,277,755
39,780	Radius Health, Inc.*	1,172,317
8,374	Regeneron Pharmaceuticals, Inc.*	2,888,946
369,467	Rigel Pharmaceuticals, Inc.*	1,045,592
107,016	Seattle Genetics, Inc.*	7,104,792
136,257	Syndax Pharmaceuticals, Inc.*	956,524
23,676	TESARO, Inc.*(1)	1,052,872
147,278	Trevena, Inc.*(1)	212,080
22,957	Ultragenyx Pharmaceutical, Inc.*	1,764,705
31,460	UroGen Pharma Ltd.*	1,565,450
31,210	Vertex Pharmaceuticals, Inc.*	5,304,452
22,612	Zealand Pharma A/S ADR*	286,720

		90,412,326

	Drug Retail - 0.7%
24,860	Walgreens Boots Alliance, Inc.	1,491,973
5,696	Zur Rose Group AG*	745,535

		2,237,508

	Health Care Distributors - 2.2%
47,214	Cardinal Health, Inc.	2,305,460
36,094	McKesson Corp.	4,814,939

		7,120,399

	Health Care Equipment - 22.4%
111,149	Abbott Laboratories	6,778,977
62,731	AtriCure, Inc.*	1,696,874
24,059	Baxter International, Inc.	1,776,517
24,547	Becton Dickinson and Co.	5,880,479
322,626	Boston Scientific Corp.*	10,549,870
25,817	Danaher Corp.	2,547,622
26,749	Edwards Lifesciences Corp.*	3,893,852

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Health Care Equipment - 22.4% - (continued)
123,344	Globus Medical, Inc. Class A*	$6,223,938
132,389	K2M Group Holdings, Inc.*	2,978,752
39,203	Koninklijke Philips N.V.	1,660,951
166,850	Medtronic plc	14,284,028
21,507	NuVasive, Inc.*	1,120,945
11,600	Siemens Healthineers AG*(2)	478,020
51,981	Stryker Corp.	8,777,512
12,401	Teleflex, Inc.	3,326,072
15,112	Zimmer Biomet Holdings, Inc.	1,684,081

		73,658,490

	Health Care Facilities - 2.8%
43,250	Acadia Healthcare Co., Inc.*	1,769,357
815,417	China Resources Phoenix Healthcare Holdings Co., Ltd.	995,284
135,445	Georgia Healthcare Group plc*(2)	451,372
37,449	HCA Healthcare, Inc.	3,842,267
21,142	LifePoint Health, Inc.*	1,031,730
9,472	Universal Health Services, Inc. Class B	1,055,560

		9,145,570

	Health Care Supplies - 0.9%
21,279	DENTSPLY SIRONA, Inc.	931,382
91,421	Endologix, Inc.*	517,443
95,539	OraSure Technologies, Inc.*	1,573,527

		3,022,352

	Health Care Technology - 3.0%
27,250	athenahealth, Inc.*	4,336,565
22,341	Cerner Corp.*	1,335,768
85,611	HMS Holdings Corp.*	1,850,910
40,210	Teladoc, Inc.*(1)	2,334,191

		9,857,434

	Life Sciences Tools & Services - 3.6%
12,194	ICON plc*	1,616,071
35,887	Syneos Health, Inc.*	1,683,100
850	Tecan Group AG	206,282
40,796	Thermo Fisher Scientific, Inc.	8,450,483

		11,955,936

	Managed Health Care - 12.1%
7,711	Aetna, Inc.	1,414,969
24,224	Anthem, Inc.	5,766,039
14,500	Centene Corp.*	1,786,545
26,290	Cigna Corp.	4,467,985
5,867	Humana, Inc.	1,746,195
10,991	Molina Healthcare, Inc.*	1,076,459
82,391	UnitedHealth Group, Inc.	20,213,808
12,881	WellCare Health Plans, Inc.*	3,171,817

		39,643,817

	Pharmaceuticals - 23.0%
59,348	Allergan plc	9,894,498
43,525	Amneal Pharmaceuticals, Inc.*	714,245
206,674	AstraZeneca plc ADR	7,256,324
221,937	Bristol-Myers Squibb Co.	12,281,994
25,965	Chugai Pharmaceutical Co., Ltd.	1,359,541
93,300	Clearside Biomedical, Inc.*(1)	997,377
49,297	Dermira, Inc.*	453,532
54,154	Eisai Co., Ltd.	3,811,901
94,914	Eli Lilly & Co.	8,099,012
61,900	Evolus, Inc.*(1)	1,732,581

The accompanying notes are an integral part of these financial statements.

82

Hartford Healthcare HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Pharmaceuticals - 23.0% - (continued)
14,205	Hikma Pharmaceuticals plc	$280,187
36,897	Intersect ENT, Inc.*	1,381,793
11,023	Johnson & Johnson	1,337,531
19,645	Kala Pharmaceuticals, Inc.*	269,726
104,897	Medicines Co.*	3,849,720
236,571	MediWound Ltd.*	1,632,340
105,556	Mylan N.V.*	3,814,794
70,473	MyoKardia, Inc.*	3,498,984
335,166	Nabriva Therapeutics plc*(1)	1,166,378
81,561	Ono Pharmaceutical Co., Ltd.	1,909,409
66,867	Revance Therapeutics, Inc.*	1,835,499
32,686	Shionogi & Co., Ltd.	1,677,246
807,736	Sino Biopharmaceutical Ltd.	1,233,579
15,824	Takeda Pharmaceutical Co., Ltd.	665,685
48,326	Teva Pharmaceutical Industries Ltd. ADR	1,175,288
17,900	Tricida, Inc.*	535,210
32,155	UCB S.A.	2,520,640

		75,385,014

	Total Common Stocks (cost $257,023,227)	$322,438,846

	Total Long-Term Investments (cost $257,023,227)	$322,438,846

SHORT-TERM INVESTMENTS - 6.0%
	Other Investment Pools & Funds - 2.2%
7,074,871	Fidelity Institutional Government Fund, Institutional Class, 1.80%(3)	7,074,871

	Securities Lending Collateral - 3.8%
631,111	Citibank NA DDCA, 1.91%, 7/2/2018(3)	631,111
4,263,109	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(3)	4,263,109
3,961,298	Invesco Government & Agency Portfolio, 1.81%(3)	3,961,298
1,168,689	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(3)	1,168,689
2,598,007	Western Asset Institutional Government Class A Fund, 1.79%(3)	2,598,007

		12,622,214

	Total Short-Term Investments (cost $19,697,085)	$19,697,085

Total Investments (cost $276,720,312)	104.3%	$342,135,931
Other Assets and Liabilities	(4.3)%	(14,037,852)

Total Net Assets	100.0%	$328,098,079

The accompanying notes are an integral part of these financial statements.

83

Hartford Healthcare HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $929,392, which represented 0.3% of total net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

The accompanying notes are an integral part of these financial statements.

84

Hartford Healthcare HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$90,412,326	$86,265,317	$4,147,009	$—
Drug Retail	2,237,508	1,491,973	745,535	—
Health Care Distributors	7,120,399	7,120,399	—	—
Health Care Equipment	73,658,490	73,180,470	478,020	—
Health Care Facilities	9,145,570	7,698,914	1,446,656	—
Health Care Supplies	3,022,352	3,022,352	—	—
Health Care Technology	9,857,434	9,857,434	—	—
Life Sciences Tools & Services	11,955,936	11,749,654	206,282	—
Managed Health Care	39,643,817	39,643,817	—	—
Pharmaceuticals	75,385,014	65,113,151	10,271,863	—
Short-Term Investments	19,697,085	19,697,085	—	—

Total	$342,135,931	$324,840,566	$17,295,365	$—

(1)

For the six-month period ended June 30, 2018, investments valued at $4,954,554 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

85

Hartford High Yield HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 1.2%
		Consumer Services - 0.2%
	58,800	Caesars Entertainment Corp.*	$629,160

		Energy - 0.8%
	206,275,142	KCA Deutag*(1)(2)(3)(4)	1,204,647
	19,100	Peabody Energy Corp.	868,668

			2,073,315

		Materials - 0.2%
	57,600	Constellium N.V. Class A*	593,280

		Total Common Stocks (cost $5,098,075)	$3,295,755

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
		Asset-Backed - Finance & Insurance - 0.0%
$	2,490,000	Soundview NIM Trust 8.25%, 12/25/2036(2)	$—

		Total Asset & Commercial Mortgage Backed Securities (cost $2,478,958)	$—

CORPORATE BONDS - 87.6%
		Aerospace/Defense - 0.4%
		DAE Funding LLC
$	370,000	4.50%, 08/01/2022(2)	$358,900
	760,000	5.00%, 08/01/2024(2)	729,980

			1,088,880

		Auto Manufacturers - 0.1%
	400,000	Tesla, Inc. 5.30%, 08/15/2025(2)	356,000

		Auto Parts & Equipment - 0.2%
	685,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	637,050

		Biotechnology - 0.1%
	370,000	Sotera Health Topco, Inc. 8.13%, 11/01/2021(2)(5)	370,925

		Chemicals - 0.5%
		Chemours Co.
	970,000	6.63%, 05/15/2023	1,017,287
	305,000	7.00%, 05/15/2025	327,113

			1,344,400

		Coal - 2.8%
	1,365,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	1,409,363
	2,515,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(2)	2,225,775
	2,390,000	Peabody Energy Corp. 6.38%, 03/31/2025(2)	2,467,675
	1,535,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(2)	1,584,887

			7,687,700

		Commercial Banks - 5.0%
		Banco Bilbao Vizcaya Argentaria S.A.
	2,000,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(6)	1,765,000

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 87.6% - (continued)
		Commercial Banks - 5.0% - (continued)
EUR	800,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(6)(7)(8)	$955,266
	400,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(6)(7)(8)	523,197
	1,400,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(6)(7)(8)	1,632,958
		BNP Paribas S.A.
$	260,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(2)(6)(7)	229,029
	1,080,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(2)(6)(7)	1,127,250
	690,000	Credit Agricole S.A. 5 year USD Swap + 4.898%, 7.88%, 01/23/2024(2)(6)(7)	703,800
	1,180,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(6)(7)(8)	1,153,577
	1,580,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(2)	1,532,600
	730,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(2)(6)(7)	681,820
		Royal Bank of Scotland Group plc
	1,300,000	3 mo. USD LIBOR + 2.320%, 4.65%, 09/30/2027(6)(7)	1,243,125
	385,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(6)(7)	409,159
	640,000	Societe Generale S.A. 5 year USD Swap + 6.394%, 8.25%, 11/29/2018(6)(7)(8)	647,200
	1,200,000	UniCredit S.p.A. 5 year USD Swap + 5.180%, 8.00%, 06/03/2024(6)(7)(8)	1,124,702

			13,728,683

		Commercial Services - 4.7%
	500,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(2)	541,250
		APX Group, Inc.
	1,180,000	7.63%, 09/01/2023	1,047,250
	2,050,000	7.88%, 12/01/2022	2,037,187
		Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	1,875,000	5.25%, 03/15/2025(2)	1,706,250
	985,000	5.50%, 04/01/2023	960,375
	1,344,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(2)	1,360,800
	1,450,000	Garda World Security Corp. 8.75%, 05/15/2025(2)	1,482,625
		Herc Rentals, Inc.
	760,000	7.50%, 06/01/2022(2)	803,700
	1,353,000	7.75%, 06/01/2024(2)	1,444,328
	385,000	Service Corp. International 4.63%, 12/15/2027	363,671
		United Rentals North America, Inc.
	440,000	4.63%, 10/15/2025	419,100
	875,000	5.88%, 09/15/2026	883,750

			13,050,286

The accompanying notes are an integral part of these financial statements.

86

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 87.6% - (continued)
		Construction Materials - 0.8%
$	675,000	Cemex Finance LLC 6.00%, 04/01/2024(2)	$683,438
	1,605,000	Standard Industries, Inc. 5.38%, 11/15/2024(2)	1,584,937

			2,268,375

		Diversified Financial Services - 4.1%
	620,000	Fly Leasing Ltd. 5.25%, 10/15/2024	581,250
	1,370,000	goeasy Ltd. 7.88%, 11/01/2022(2)	1,448,775
		Navient Corp.
	417,000	5.50%, 01/25/2023	409,703
	365,000	5.63%, 08/01/2033	308,425
	1,641,000	5.88%, 10/25/2024	1,585,616
	1,240,000	6.13%, 03/25/2024	1,224,500
	815,000	6.50%, 06/15/2022	834,356
	527,000	7.25%, 09/25/2023	552,032
		Springleaf Finance Corp.
	490,000	5.25%, 12/15/2019	496,125
	410,000	6.88%, 03/15/2025	406,925
	675,000	7.75%, 10/01/2021	725,625
	1,730,000	8.25%, 12/15/2020	1,864,075
	720,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(2)	691,200
	285,000	Vantiv LLC / Vanity Issuer Corp. 4.38%, 11/15/2025(2)	271,953

			11,400,560

		Electric - 0.8%
	2,220,000	AES Corp. 5.13%, 09/01/2027	2,214,450

		Electrical Components & Equipment - 0.5%
EUR	1,085,000	Energizer Gamma Acquisition B.V. 4.63%, 07/15/2026(2)(9)	1,276,389

		Entertainment - 3.2%
$	1,150,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(2)	1,088,187
	1,350,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	1,351,687
	1,655,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)	1,729,475
	1,880,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	1,771,900
	1,225,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	1,271,734
		Scientific Games International, Inc.
	195,000	5.00%, 10/15/2025(2)	185,738
	1,150,000	6.63%, 05/15/2021	1,164,375
	325,000	WMG Acquisition Corp. 5.00%, 08/01/2023(2)	323,375

			8,886,471

		Environmental Control - 0.8%
	2,107,000	Tervita Escrow Corp. 7.63%, 12/01/2021(2)	2,149,140

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 87.6% - (continued)
		Food - 2.1%
		Post Holdings, Inc.
$	2,510,000	5.00%, 08/15/2026(2)	$2,340,575
	1,151,000	5.63%, 01/15/2028(2)	1,079,063
	660,000	5.75%, 03/01/2027(2)	640,200
	1,665,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,668,646

			5,728,484

		Healthcare - Products - 1.1%
	2,895,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(2)	2,952,900

		Healthcare - Services - 3.4%
		Envision Healthcare Corp.
	370,000	5.13%, 07/01/2022(2)	373,238
	940,000	5.63%, 07/15/2022	952,338
	1,835,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	1,903,812
		HCA, Inc.
	1,340,000	5.25%, 06/15/2026	1,330,888
	1,085,000	5.38%, 02/01/2025	1,068,399
	1,599,000	7.50%, 11/15/2095	1,539,037
	2,340,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(2)	2,234,700

			9,402,412

		Home Builders - 2.7%
	1,690,000	AV Homes, Inc. 6.63%, 05/15/2022	1,744,925
		Beazer Homes USA, Inc.
	370,000	5.88%, 10/15/2027	322,277
	525,000	6.75%, 03/15/2025	501,375
	1,120,000	8.75%, 03/15/2022	1,190,000
	1,310,000	KB Home 8.00%, 03/15/2020	1,395,150
		M/I Homes, Inc.
	150,000	5.63%, 08/01/2025	140,250
	2,115,000	6.75%, 01/15/2021	2,180,650

			7,474,627

		Household Products - 0.5%
	2,400,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,344,000

		Household Products/Wares - 0.5%
EUR	1,320,000	Diamond (BC) B.V. 5.63%, 08/15/2025(2)	1,381,489

		Insurance - 1.2%
		Genworth Holdings, Inc.
$	110,000	4.80%, 02/15/2024	95,425
	770,000	4.90%, 08/15/2023	673,750
	440,000	7.20%, 02/15/2021	447,700
	245,000	7.63%, 09/24/2021	250,174
	35,000	7.70%, 06/15/2020	36,050
	1,910,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(2)	1,900,450

			3,403,549

		Internet - 1.2%
	1,035,000	Netflix, Inc. 5.88%, 02/15/2025	1,061,693
	2,145,000	Zayo Group LLC / Zayo Capital, Inc. 6.00%, 04/01/2023	2,182,537

			3,244,230

The accompanying notes are an integral part of these financial statements.

87

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 87.6% - (continued)
		Iron/Steel - 1.1%
		AK Steel Corp.
$	760,000	7.00%, 03/15/2027	$722,000
	1,015,000	7.63%, 10/01/2021	1,034,995
		Steel Dynamics, Inc.
	230,000	4.13%, 09/15/2025	220,513
	1,130,000	5.50%, 10/01/2024	1,151,187

			3,128,695

		IT Services - 0.6%
	1,480,000	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, 12/15/2024(2)	1,770,450

		Lodging - 2.9%
		Boyd Gaming Corp.
	790,000	6.00%, 08/15/2026(2)	782,100
	920,000	6.38%, 04/01/2026	931,500
	1,935,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,983,375
	1,630,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(2)	1,678,900
	1,170,000	Station Casinos LLC 5.00%, 10/01/2025(2)	1,099,800
	1,585,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	1,489,900

			7,965,575

		Machinery - Construction & Mining - 0.6%
	1,555,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(2)	1,654,365

		Machinery - Diversified - 0.8%
	1,935,000	Cloud Crane LLC 10.13%, 08/01/2024(2)	2,080,125

		Media - 8.2%
	2,370,000	Altice France S.A. 7.38%, 05/01/2026(2)	2,317,149
	940,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(2)	909,450
		CCO Holdings LLC / CCO Holdings Capital Corp.
	120,000	5.13%, 02/15/2023	118,763
	245,000	5.13%, 05/01/2023(2)	241,864
	95,000	5.25%, 09/30/2022	95,297
	545,000	5.75%, 09/01/2023	549,088
	105,000	5.75%, 01/15/2024	105,263
	3,000,000	5.75%, 02/15/2026(2)	2,947,500
	1,775,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(2)	1,764,020
	1,195,000	CSC Holdings LLC 5.25%, 06/01/2024	1,129,275
		DISH DBS Corp.
	830,000	5.00%, 03/15/2023	720,025
	595,000	5.88%, 07/15/2022	559,300
	945,000	6.75%, 06/01/2021	946,181
	556,000	7.88%, 09/01/2019	576,850
		Gray Television, Inc.
	1,255,000	5.13%, 10/15/2024(2)	1,201,286
	380,000	5.88%, 07/15/2026(2)	361,475

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 87.6% - (continued)
		Media - 8.2% - (continued)
$	1,175,000	Liberty Interactive LLC 8.25%, 02/01/2030	$1,246,264
		Sinclair Television Group, Inc.
	520,000	5.13%, 02/15/2027(2)	478,400
	1,055,000	5.88%, 03/15/2026(2)	1,025,987
		TEGNA, Inc.
	1,515,000	4.88%, 09/15/2021(2)	1,511,212
	1,528,000	5.13%, 10/15/2019	1,528,000
	1,565,000	Tribune Media Co. 5.88%, 07/15/2022	1,579,476
	817,000	WMG Acquisition Corp. 5.50%, 04/15/2026(2)	809,851

			22,721,976

		Metal Fabricate/Hardware - 0.7%
		Novelis Corp.
	605,000	5.88%, 09/30/2026(2)	579,287
	1,115,000	6.25%, 08/15/2024(2)	1,115,000
	340,000	TriMas Corp. 4.88%, 10/15/2025(2)	323,000

			2,017,287

		Mining - 1.7%
	545,000	Alcoa Nederland Holding B.V. 6.13%, 05/15/2028(2)	548,406
	520,000	Constellium N.V. 5.88%, 02/15/2026(2)	501,800
		First Quantum Minerals Ltd.
	760,000	7.00%, 02/15/2021(2)	767,600
	615,000	7.50%, 04/01/2025(2)	606,944
	1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,315,800
		New Gold, Inc.
	105,000	6.25%, 11/15/2022(2)	106,050
	870,000	6.38%, 05/15/2025(2)	856,950

			4,703,550

		Miscellaneous Manufacturing - 0.6%
	1,785,000	Bombardier, Inc. 6.13%, 01/15/2023(2)	1,789,462

		Office/Business Equipment - 0.5%
	885,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	885,797
		Pitney Bowes, Inc.
	280,000	4.63%, 03/15/2024	247,772
	270,000	4.70%, 04/01/2023	243,000

			1,376,569

		Oil & Gas - 7.8%
	2,260,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(2)	2,282,600
	2,120,000	California Resources Corp. 8.00%, 12/15/2022(2)	1,923,900
		Continental Resources, Inc.
	475,000	3.80%, 06/01/2024	463,382
	265,000	4.50%, 04/15/2023	268,917
	1,005,000	5.00%, 09/15/2022	1,018,279
	1,430,000	Energen Corp. 4.63%, 09/01/2021	1,422,850
	670,000	Ensco plc 5.75%, 10/01/2044	474,862

The accompanying notes are an integral part of these financial statements.

88

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 87.6% - (continued)
		Oil & Gas - 7.8% - (continued)
$	775,000	Jagged Peak Energy LLC 5.88%, 05/01/2026(2)	$759,500
		MEG Energy Corp.
	220,000	6.38%, 01/30/2023(2)	204,600
	1,090,000	6.50%, 01/15/2025(2)	1,087,275
	910,000	7.00%, 03/31/2024(2)	848,575
		QEP Resources, Inc.
	1,895,000	5.25%, 05/01/2023	1,852,362
	205,000	5.38%, 10/01/2022	208,588
	150,000	5.63%, 03/01/2026	143,625
	245,000	6.80%, 03/01/2020	256,025
	870,000	Rowan Cos., Inc. 5.85%, 01/15/2044	643,800
		SM Energy Co.
	1,680,000	5.00%, 01/15/2024	1,589,700
	240,000	6.13%, 11/15/2022	246,000
	115,000	6.50%, 11/15/2021	117,645
		Transocean, Inc.
	365,000	6.80%, 03/15/2038	296,563
	110,000	7.50%, 04/15/2031	102,025
	435,000	9.35%, 12/15/2041	432,825
	1,230,000	Tullow Oil plc 6.25%, 04/15/2022(2)	1,193,100
	1,875,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(2)	1,734,375
		WPX Energy, Inc.
	1,170,000	5.25%, 09/15/2024	1,150,987
	270,000	5.75%, 06/01/2026	269,241
	384,000	6.00%, 01/15/2022	399,360
	295,000	8.25%, 08/01/2023	334,088

			21,725,049

		Oil & Gas Services - 0.3%
		Weatherford International Ltd.
	250,000	5.95%, 04/15/2042	186,875
	660,000	6.50%, 08/01/2036	516,450
	250,000	7.00%, 03/15/2038	199,375

			902,700

		Packaging & Containers - 5.6%
	1,700,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(5)	1,704,250
	530,000	ARD Securities Finance S.a.r.l. 8.75%, 01/31/2023(2)(5)	539,275
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	2,065,000	6.00%, 06/30/2021(2)	2,088,231
	340,000	6.00%, 02/15/2025(2)	331,075
	305,000	7.25%, 05/15/2024(2)	317,200
	2,060,000	Berry Global, Inc. 6.00%, 10/15/2022	2,120,255
	1,015,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026(2)	964,250
		Flex Acquisition Co., Inc.
	1,875,000	6.88%, 01/15/2025(2)	1,804,687
	575,000	7.88%, 07/15/2026(2)	572,758
	1,410,000	Multi-Color Corp. 4.88%, 11/01/2025(2)	1,313,062
	535,000	OI European Group B.V. 4.00%, 03/15/2023(2)	498,888

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 87.6% - (continued)
		Packaging & Containers - 5.6% - (continued)
$	445,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(2)	$409,400
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	2,070,000	5.13%, 07/15/2023(2)	2,044,125
	805,000	7.00%, 07/15/2024(2)	822,106

			15,529,562

		Pharmaceuticals - 4.4%
	280,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(2)	268,881
		Endo Finance LLC
	736,000	6.00%, 07/15/2023(2)	605,360
	3,075,000	6.00%, 02/01/2025(2)	2,398,500
	910,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	877,179
	620,000	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/01/2026	498,309
		Valeant Pharmaceuticals International, Inc.
	1,320,000	5.50%, 03/01/2023(2)	1,227,600
	5,110,000	5.88%, 05/15/2023(2)	4,800,206
	1,230,000	6.13%, 04/15/2025(2)	1,133,138
	240,000	7.00%, 03/15/2024(2)	251,628

			12,060,801

		Pipelines - 0.8%
		Energy Transfer Equity L.P.
	230,000	4.25%, 03/15/2023	221,953
	1,773,000	7.50%, 10/15/2020	1,890,461

			2,112,414

		Retail - 3.4%
	3,670,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(2)	3,472,554
	895,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(2)	822,863
	419,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	368,720
	820,000	Party City Holdings, Inc. 6.13%, 08/15/2023(2)	824,100
	255,000	PetSmart, Inc. 5.88%, 06/01/2025(2)	196,376
	1,200,000	Staples, Inc. 8.50%, 09/15/2025(2)	1,119,000
	2,890,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,675,995

			9,479,608

		Semiconductors - 1.6%
	480,000	Entegris, Inc. 4.63%, 02/10/2026(2)	457,200
	1,865,000	Micron Technology, Inc. 5.50%, 02/01/2025	1,941,931
		Sensata Technologies B.V.
	1,221,000	5.00%, 10/01/2025(2)	1,230,158
	900,000	5.63%, 11/01/2024(2)	933,750

			4,563,039

		Software - 3.5%
	751,000	Camelot Finance S.A. 7.88%, 10/15/2024(2)	752,878

The accompanying notes are an integral part of these financial statements.

89

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 87.6% - (continued)
		Software - 3.5% - (continued)
$	980,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(2)	$927,178
		First Data Corp.
	1,425,000	5.38%, 08/15/2023(2)	1,438,181
	1,361,000	5.75%, 01/15/2024(2)	1,361,027
	1,580,000	7.00%, 12/01/2023(2)	1,645,697
	684,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(2)(5)	685,710
	2,075,000	Infor U.S., Inc. 6.50%, 05/15/2022	2,077,594
	630,000	Workday, Inc. 0.25%, 10/01/2022(2)	661,361

			9,549,626

		Telecommunications - 5.3%
		Altice Financing S.A.
	380,000	6.63%, 02/15/2023(2)	374,490
	2,270,000	7.50%, 05/15/2026(2)	2,195,544
		CenturyLink, Inc.
	2,144,000	5.63%, 04/01/2025	2,026,080
	466,000	7.50%, 04/01/2024	478,815
	690,000	Frontier Communications Corp. 8.50%, 04/01/2026(2)	665,850
	800,000	Sprint Capital Corp. 6.88%, 11/15/2028	766,000
		Sprint Corp.
	416,000	7.13%, 06/15/2024	419,990
	2,495,000	7.25%, 09/15/2021	2,594,800
	795,000	7.63%, 02/15/2025	810,908
	3,479,000	7.88%, 09/15/2023	3,607,288
	725,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(2)	715,031

			14,654,796

		Textiles - 0.5%
	1,395,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 05/01/2025(2)	1,393,256

		Total Corporate Bonds (cost $244,584,122)	$242,569,905

SENIOR FLOATING RATE INTERESTS - 5.4%(10)
		Commercial Services - 0.9%
$	1,785,000	Asurion LLC 1 mo. USD LIBOR + 3.000%, 0.00%, 11/03/2023(9)(11)	$1,778,306
	770,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.07%, 06/15/2025	767,113

			2,545,419

		Diversified Financial Services - 0.4%
	862,838	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 02/28/2025	855,754
	254,739	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.59%, 04/16/2025	254,596

			1,110,350

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.4%(10) - (continued)
		Food - 0.1%
$	250,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.84%, 03/31/2025	$248,750

		Healthcare - Services - 0.4%
	1,089,594	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.09%, 08/01/2024	1,083,296

		Household Products - 0.2%
	477,600	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.10%, 09/06/2024	468,048

		Insurance - 0.4%
	180,000	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.55%, 02/22/2023	183,150
	790,000	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.36%, 04/25/2025	784,770

			967,920

		Internet - 0.4%
	1,253,455	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.34%, 04/04/2021	1,209,584

		IT Services - 0.2%
	650,000	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 0.00%, 06/08/2025(9)(11)	647,562

		Leisure Time - 0.7%
	1,960,150	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.10%, 10/20/2024	1,954,034

		Machinery-Diversified - 0.2%
	624,044	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 4.84%, 07/30/2024	623,813

		Media - 1.0%
	1,426,425	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.23%, 03/01/2025	1,409,779
	1,360,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.85%, 08/17/2024	1,360,571

			2,770,350

		Semiconductors - 0.2%
	635,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.10%, 05/29/2025	633,679

		Software - 0.3%
	673,354	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 04/16/2025	672,977

		Total Senior Floating Rate Interests (cost $15,013,853)	$14,935,782

The accompanying notes are an integral part of these financial statements.

90

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 1.6%
		Commercial Services - 0.2%
$	690,000	Cardtronics, Inc. 1.00%, 12/01/2020	$639,657

		Media - 0.3%
	750,000	DISH Network Corp. 3.38%, 08/15/2026	726,447

		Oil & Gas - 0.0%
	1,790,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019*(12)	2,327

		Semiconductors - 0.5%
		Microchip Technology, Inc.
	565,000	1.63%, 02/15/2027	656,958
	589,000	2.25%, 02/15/2037	700,862

			1,357,820

		Software - 0.6%
	1,052,000	Western Digital Corp. 1.50%, 02/01/2024(2)	1,063,594
	496,000	Servicenow, Inc. 0.00%, 06/01/2022(13)	671,899

			1,735,493

		Total Convertible Bonds (cost $6,199,882)	$4,461,744

PREFERRED STOCKS - 0.2%
		Diversified Financials - 0.2%
	16,525	GMAC Capital Trust Series 2 3 mo. USD LIBOR + 5.785%, 8.13%(6)	$434,608

		Total Preferred Stocks (cost $433,019)	$434,608

ESCROWS - 0.0%
		Electric - 0.0%
	415,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(3)(4)	$—

		Energy - Alternate Sources - 0.0%
	4,525,000	TCEH Corp.*(1)(3)(4)	5
	82,554	Vistra Energy Corp.*	45,817

			45,822

		Total Escrows (cost $—)	$45,822

		Total Long-Term Investments (cost $273,807,909)	$265,743,616

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 3.1%
	Other Investment Pools & Funds - 3.1%
8,581,723	Fidelity Institutional Government Fund, Institutional Class, 1.80%(14)	$8,581,723

Total Short-Term Investments (cost $8,581,723)		$8,581,723

Total Investments (cost $282,389,632)	99.1%	$274,325,339
Other Assets and Liabilities	0.9%	2,597,520

Total Net Assets	100.0%	$276,922,859

The accompanying notes are an integral part of these financial statements.

91

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $133,697,789, which represented 48.3% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2018, the aggregate fair value of these securities was $1,204,652, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At June 30, 2018, the aggregate value of these securities was $1,204,652, which represented 0.4% of total net assets.

(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(6)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(8)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $6,036,900, which represented 2.2% of total net assets.

(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,687,520 at June 30, 2018.

(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of June 30, 2018.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(13)	Security is a zero-coupon bond.

(14)	Current yield as of period end.

Foreign Currency Contracts Outstanding at June 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
251,000	EUR	293,592	USD	CBK	07/31/18	$183	$—
1,269,771	USD	1,088,000	EUR	BNP	07/31/18	—	(3,646)
4,827,005	USD	4,139,000	EUR	UBS	07/31/18	—	(17,363)

Total						$183	$(21,009)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

92

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
CBK	Citibank NA
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The accompanying notes are an integral part of these financial statements.

93

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Consumer Services	$629,160	$629,160	$—	$—
Energy	2,073,315	868,668	—	1,204,647
Materials	593,280	593,280	—	—
Asset & Commercial Mortgage Backed Securities	—	—	—	—
Corporate Bonds	242,569,905	—	242,569,905	—
Senior Floating Rate Interests	14,935,782	—	14,935,782	—
Convertible Bonds	4,461,744	—	4,461,744	—
Preferred Stocks	434,608	434,608	—	—
Escrows	45,822	—	45,817	5
Short-Term Investments	8,581,723	8,581,723	—	—
Foreign Currency Contracts(2)	183	—	183	—

Total	$274,325,522	$11,107,439	$262,013,431	$1,204,652

Liabilities
Foreign Currency Contracts(2)	$(21,009)	$—	$(21,009)	$—

Total	$(21,009)	$—	$(21,009)	$—

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

94

Hartford International Opportunities HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Australia - 1.0%
1,092,189	Treasury Wine Estates Ltd.	$14,032,476

	Austria - 1.0%
189,113	Ams AG	14,024,641

	Brazil - 0.6%
386,094	Itau Unibanco Holding S.A. ADR	4,007,656
519,951	Petroleo Brasileiro S.A. ADR*	5,215,108

		9,222,764

	Canada - 7.9%
413,151	Canadian National Railway Co.	33,793,122
897,846	Canadian Natural Resources Ltd.	32,406,186
734,165	Encana Corp.	9,588,570
309,598	Magna International, Inc.	18,006,209
497,175	TransCanada Corp.	21,510,907

		115,304,994

	China - 14.7%
339,000	AAC Technologies Holdings, Inc.	4,760,659
218,179	Alibaba Group Holding Ltd. ADR*	40,478,750
20,748,443	China Construction Bank Corp. Class H	18,985,672
5,311,000	China Longyuan Power Group Corp. Ltd. Class H	4,266,383
1,517,500	China Merchants Bank Co., Ltd. Class H	5,581,986
106,733	Ctrip.com International Ltd. ADR*	5,083,693
1,435,676	ENN Energy Holdings Ltd.	14,060,145
178,918	JD.com, Inc. ADR*	6,968,856
2,758,000	Kingdee International Software Group Co., Ltd.*	2,809,101
29,404	NetEase, Inc. ADR	7,429,509
252,804	New Oriental Education & Technology Group, Inc. ADR	23,930,427
2,071,500	Ping An Insurance Group Co. of China Ltd. Class H	18,970,122
674,100	Sunny Optical Technology Group Co., Ltd.	12,502,772
803,252	Tencent Holdings Ltd.	40,335,598
82,070	Weibo Corp. ADR*	7,284,533

		213,448,206

	Denmark - 0.2%
37,119	DSV A/S	2,988,143

	France - 11.5%
187,358	Airbus SE	21,863,703
60,672	Capgemini SE	8,130,642
116,447	Cie Generale des Etablissements Michelin SCA	14,087,530
131,234	Essilor International Cie Generale d’Optique S.A.	18,503,487
2,215,137	Natixis S.A.	15,673,315
454,846	Peugeot S.A.	10,363,788
240,137	Safran S.A.	29,081,754
494,302	TOTAL S.A.(1)	30,016,852
28,786	Unibail-Rodamco-Westfield	6,338,352
255,925	Valeo S.A.	13,953,946

		168,013,369

	Germany - 3.6%
83,160	Continental AG	18,925,364
121,797	Siemens AG	16,047,463
376,509	Vonovia SE	17,895,234

		52,868,061

	Hong Kong - 1.5%
3,212,000	China Unicom Hong Kong Ltd.	4,003,709

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Hong Kong - 1.5% - (continued)
1,282,600	Henderson Land Development Co., Ltd.	$6,763,504
163,134	Hong Kong Exchanges & Clearing Ltd.	4,882,198
201,108	Melco Resorts & Entertainment Ltd. ADR	5,631,024

		21,280,435

	India - 2.2%
345,987	HDFC Bank Ltd.	10,806,571
2,346,959	ICICI Bank Ltd.	9,439,784
1,524,871	Power Grid Corp. of India Ltd.	4,160,421
1,967,229	State Bank of India*	7,457,905

		31,864,681

	Italy - 2.9%
161,564	Banca Generali S.p.A.	4,010,091
132,600	Ferrari N.V.	17,923,429
475,829	FinecoBank Banca Fineco S.p.A.	5,356,433
1,778,268	Pirelli & C. S.p.A.*(2)	14,808,051

		42,098,004

	Japan - 15.4%
110,500	Daikin Industries Ltd.	13,206,193
235,515	Daiwa House Industry Co., Ltd.	8,012,650
25,230	FANUC Corp.	5,000,883
260,170	ITOCHU Corp.	4,705,391
9,900	Keyence Corp.	5,583,740
16,800	Kobe Steel Ltd.*	153,527
605,800	Komatsu Ltd.	17,246,256
1,012,200	Mitsubishi UFJ Financial Group, Inc.	5,733,991
493,900	Nexon Co., Ltd.*	7,166,170
45,700	Nidec Corp.	6,836,243
498,674	Ono Pharmaceutical Co., Ltd.	11,674,363
137,300	Recruit Holdings Co., Ltd.	3,792,040
212,900	Seven & i Holdings Co., Ltd.	9,285,775
277,742	SoftBank Group Corp.	19,833,027
488,341	Sony Corp.	25,010,065
448,287	Sony Financial Holdings, Inc.	8,541,256
759,030	Sumitomo Mitsui Financial Group, Inc.	29,606,713
107,100	Sysmex Corp.	9,978,999
127,900	Terumo Corp.	7,322,007
433,883	Tokio Marine Holdings, Inc.	20,298,456
155,300	Yamato Holdings Co., Ltd.	4,570,888

		223,558,633

	Luxembourg - 0.6%
55,345	Spotify Technology S.A.*	9,311,243

	Netherlands - 4.3%
401,176	AerCap Holdings N.V.*	21,723,680
746,700	DP Eurasia N.V.*(2)	1,560,965
964,464	ING Groep N.V.	13,844,412
590,469	Koninklijke Philips N.V.	25,016,958

		62,146,015

	Norway - 0.3%
636,155	Norsk Hydro ASA	3,797,365

	Russia - 0.8%
179,725	Mail.Ru Group Ltd. GDR*	5,191,062
195,678	Yandex N.V. Class A*	7,024,840

		12,215,902

	South Korea - 2.0%
3,231	Hugel, Inc.*	1,397,283
648,558	Samsung Electronics Co., Ltd.	27,167,813

		28,565,096

The accompanying notes are an integral part of these financial statements.

95

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Spain - 3.4%
3,443,874	Iberdrola S.A.	$26,558,298
696,085	Industria de Diseno Textil S.A.	23,704,545

		50,262,843

	Sweden - 0.2%
101,712	Lundin Petroleum AB*	3,228,345

	Switzerland - 7.8%
134,678	Julius Baer Group Ltd.*	7,888,283
578,155	Nestle S.A.	44,807,477
343,739	Novartis AG	26,038,548
84,254	Swiss Re AG	7,356,120
1,797,799	UBS Group AG*	27,560,894

		113,651,322

	Taiwan - 2.5%
2,531,617	Hon Hai Precision Industry Co., Ltd.	6,898,825
4,209,995	Taiwan Semiconductor Manufacturing Co., Ltd.	29,895,484

		36,794,309

	United Kingdom - 13.3%
823,799	Anglo American plc	18,289,096
239,015	AstraZeneca plc	16,531,993
2,508,953	BAE Systems plc	21,344,443
549,549	British American Tobacco plc	27,682,636
736,269	Compass Group plc	15,694,034
748,839	Fiat Chrysler Automobiles N.V.*	14,126,278
4,008,834	Glencore plc*	19,033,098
71,895	Intertek Group plc	5,405,825
863,620	Just Eat plc*	8,855,978
586,517	Rio Tinto plc	32,327,930
258,479	Unilever N.V.	14,401,659

		193,692,970

	Total Common Stocks (cost $1,363,831,337)	$1,422,369,817

	Total Long-Term Investments (cost $1,363,831,337)	$1,422,369,817

SHORT-TERM INVESTMENTS - 1.6%
	Other Investment Pools & Funds - 1.6%
22,868,223	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.84%(3)	$22,868,223

	Securities Lending Collateral - 0.0%
16,158	Citibank NA DDCA, 1.91%, 7/2/2018(3)	16,158
109,147	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(3)	109,147
101,420	Invesco Government & Agency Portfolio, 1.81%(3)	101,420
29,922	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(3)	29,922

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.6% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
66,516	Western Asset Institutional Government Class A Fund, 1.79%(3)	$66,516

		323,163

	Total Short-Term Investments (cost $23,191,386)	$23,191,386

Total Investments (cost $1,387,022,723)	99.3%	$1,445,561,203
Other Assets and Liabilities	0.7%	9,489,376

Total Net Assets	100.0%	$1,455,050,579

The accompanying notes are an integral part of these financial statements.

96

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $16,369,016, which represented 1.1% of total net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.

97

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$14,032,476	$—	$14,032,476	$—
Austria	14,024,641	—	14,024,641	—
Brazil	9,222,764	9,222,764	—	—
Canada	115,304,994	115,304,994	—	—
China	213,448,206	91,175,768	122,272,438	—
Denmark	2,988,143	—	2,988,143	—
France	168,013,369	6,338,352	161,675,017	—
Germany	52,868,061	—	52,868,061	—
Hong Kong	21,280,435	5,631,024	15,649,411	—
India	31,864,681	—	31,864,681	—
Italy	42,098,004	—	42,098,004	—
Japan	223,558,633	—	223,558,633	—
Luxembourg	9,311,243	9,311,243	—	—
Netherlands	62,146,015	23,284,645	38,861,370	—
Norway	3,797,365	—	3,797,365	—
Russia	12,215,902	7,024,840	5,191,062	—
South Korea	28,565,096	—	28,565,096	—
Spain	50,262,843	—	50,262,843	—
Sweden	3,228,345	—	3,228,345	—
Switzerland	113,651,322	—	113,651,322	—
Taiwan	36,794,309	—	36,794,309	—
United Kingdom	193,692,970	—	193,692,970	—
Short-Term Investments	23,191,386	23,191,386	—	—

Total	$1,445,561,203	$290,485,016	$1,155,076,187	$—

(1)

For the six-month period ended June 30, 2018, investments valued at $12,934,675 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

98

Hartford MidCap HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Banks - 6.2%
174,455	Cullen/Frost Bankers, Inc.	$18,883,009
156,059	East West Bancorp, Inc.	10,175,047
39,493	First Citizens BancShares, Inc. Class A	15,927,527
283,378	First Republic Bank	27,428,157
159,683	M&T Bank Corp.	27,170,062
167,707	Pinnacle Financial Partners, Inc.	10,288,824
236,618	Prosperity Bancshares, Inc.	16,175,207
187,568	South State Corp.	16,177,740

		142,225,573

	Capital Goods - 7.2%
361,098	Fastenal Co.	17,379,647
353,560	HEICO Corp. Class A	21,549,482
275,225	IDEX Corp.	37,562,708
192,868	Lennox International, Inc.	38,602,530
256,502	Lincoln Electric Holdings, Inc.	22,510,615
126,430	Middleby Corp.*(1)	13,201,821
227,728	PACCAR, Inc.	14,110,027

		164,916,830

	Commercial & Professional Services - 9.4%
108,498	Cimpress N.V.*	15,727,870
125,695	Cintas Corp.	23,262,374
66,301	CoStar Group, Inc.*	27,357,782
178,798	Dun & Bradstreet Corp.	21,929,575
356,689	KAR Auction Services, Inc.	19,546,557
354,432	Robert Half International, Inc.	23,073,523
723,643	TransUnion	51,841,784
66,694	UniFirst Corp.	11,798,168
293,653	Waste Connections, Inc.	22,106,198

		216,643,831

	Consumer Durables & Apparel - 2.0%
10,583	NVR, Inc.*	31,435,214
699,051	Under Armour, Inc. Class C*(1)	14,735,995

		46,171,209

	Consumer Services - 1.0%
313,691	Choice Hotels International, Inc.	23,715,040

	Diversified Financials - 3.3%
65,549	Credit Acceptance Corp.*(1)	23,165,017
122,413	FactSet Research Systems, Inc.	24,250,015
41,288	MSCI, Inc.	6,830,274
218,718	Northern Trust Corp.	22,503,895

		76,749,201

	Energy - 5.2%
132,277	Cimarex Energy Co.	13,457,862
164,419	Diamondback Energy, Inc.	21,632,608
930,743	Newfield Exploration Co.*	28,154,976
295,671	RSP Permian, Inc.*	13,015,437
2,414,346	WPX Energy, Inc.*	43,530,658

		119,791,541

	Food & Staples Retailing - 0.7%
169,138	PriceSmart, Inc.	15,306,989

	Health Care Equipment & Services - 4.9%
200,322	Integra LifeSciences Holdings Corp.*	12,902,740
266,149	STERIS plc	27,948,307
102,102	Teleflex, Inc.	27,384,777
198,031	Varian Medical Systems, Inc.*	22,520,085
299,022	Veeva Systems, Inc. Class A*	22,982,831

		113,738,740

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 5.3%
29,133	Alleghany Corp.	$16,750,601
35,288	Fairfax Financial Holdings Ltd.	19,773,520
352,791	FNF Group	13,271,998
36,681	Markel Corp.*	39,775,042
20,059	White Mountains Insurance Group Ltd.	18,185,690
207,195	WR Berkley Corp.	15,002,990

		122,759,841

	Materials - 2.8%
653,437	Ball Corp.	23,229,685
273,411	Packaging Corp. of America	30,564,616
395,533	Silgan Holdings, Inc.	10,612,150

		64,406,451

	Pharmaceuticals, Biotechnology & Life Sciences - 12.9%
326,584	Aerie Pharmaceuticals, Inc.*(1)	22,060,749
285,301	Agios Pharmaceuticals, Inc.*	24,030,903
541,136	Alkermes plc*	22,273,158
108,058	Alnylam Pharmaceuticals, Inc.*	10,642,632
87,582	BeiGene Ltd. ADR*	13,463,981
112,737	Bluebird Bio, Inc.*	17,694,072
532,153	Ionis Pharmaceuticals, Inc.*	22,174,816
893,908	Ironwood Pharmaceuticals, Inc.*	17,091,521
39,169	Mettler-Toledo International, Inc.*	22,664,358
245,218	Neurocrine Biosciences, Inc.*	24,090,216
172,386	Sage Therapeutics, Inc.*	26,983,581
171,583	Seattle Genetics, Inc.*	11,391,395
202,887	Spark Therapeutics, Inc.*	16,790,928
341,627	Ultragenyx Pharmaceutical, Inc.*	26,260,868
103,230	Waters Corp.*	19,984,296

		297,597,474

	Real Estate - 1.5%
602,129	Equity Commonwealth REIT*	18,967,064
634,870	Redfin Corp.*(1)	14,659,148

		33,626,212

	Retailing - 2.5%
436,770	CarMax, Inc.*	31,827,430
440,053	TripAdvisor, Inc.*	24,515,353

		56,342,783

	Semiconductors & Semiconductor Equipment - 2.1%
244,261	MKS Instruments, Inc.	23,375,778
13,948	Monolithic Power Systems, Inc.	1,864,429
221,693	Silicon Laboratories, Inc.*	22,080,623

		47,320,830

	Software & Services - 19.6%
240,269	2U, Inc.*	20,076,878
439,095	Akamai Technologies, Inc.*	32,154,927
324,257	Black Knight, Inc.*	17,363,962
324,667	Blackbaud, Inc.	33,262,134
1,631,985	Genpact Ltd.	47,213,326
360,997	Global Payments, Inc.	40,247,556
155,734	GrubHub, Inc.*	16,338,054
281,788	Guidewire Software, Inc.*	25,017,139
88,390	Proofpoint, Inc.*	10,192,251
165,233	PTC, Inc.*	15,500,508
835,739	Teradata Corp.*	33,554,921
255,989	Total System Services, Inc.	21,636,190
353,506	VeriSign, Inc.*	48,578,794
290,601	WEX, Inc.*	55,353,678

The accompanying notes are an integral part of these financial statements.

99

Hartford MidCap HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 19.6% - (continued)
210,478	Zillow Group, Inc. Class A*	$12,576,060
367,477	Zillow Group, Inc. Class C*	21,703,192

		450,769,570

	Technology Hardware & Equipment - 7.3%
519,013	CDW Corp.	41,931,060
869,642	CommScope Holding Co., Inc.*	25,397,894
71,738	F5 Networks, Inc.*	12,371,218
622,869	II-VI, Inc.*	27,063,658
530,888	Keysight Technologies, Inc.*	31,338,319
734,014	National Instruments Corp.	30,813,908

		168,916,057

	Transportation - 3.7%
61,839	AMERCO	22,023,960
370,828	Genesee & Wyoming, Inc. Class A*	30,155,733
936,730	JetBlue Airways Corp.*	17,779,135
406,490	Spirit Airlines, Inc.*(1)	14,775,912

		84,734,740

	Utilities - 2.1%
169,770	Black Hills Corp.	10,391,622
317,367	NiSource, Inc.	8,340,405
548,104	UGI Corp.	28,539,775

		47,271,802

	Total Common Stocks (cost $1,670,443,755)	$2,293,004,714

	Total Long-Term Investments (cost $1,670,443,755)	$2,293,004,714

SHORT-TERM INVESTMENTS - 0.8%
	Other Investment Pools & Funds - 0.2%
3,291,415	Fidelity Institutional Government Fund, Institutional Class, 1.80%(2)	$3,291,415

	Securities Lending Collateral - 0.6%
738,854	Citibank NA DDCA, 1.91%, 7/2/2018(2)	738,855
4,990,911	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(2)	4,990,911
4,637,574	Invesco Government & Agency Portfolio, 1.81%(2)	4,637,574
1,368,208	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(2)	1,368,208
3,041,541	Western Asset Institutional Government Class A Fund, 1.79%(2)	3,041,541

		14,777,089

	Total Short-Term Investments (cost $18,068,504)	$18,068,504

Total Investments (cost $1,688,512,259)	100.5%	$2,311,073,218
Other Assets and Liabilities	(0.5)%	(12,264,310)

Total Net Assets	100.0%	$2,298,808,908

The accompanying notes are an integral part of these financial statements.

100

Hartford MidCap HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

101

Hartford MidCap HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$142,225,573	$142,225,573	$—	$—
Capital Goods	164,916,830	164,916,830	—	—
Commercial & Professional Services	216,643,831	216,643,831	—	—
Consumer Durables & Apparel	46,171,209	46,171,209	—	—
Consumer Services	23,715,040	23,715,040	—	—
Diversified Financials	76,749,201	76,749,201	—	—
Energy	119,791,541	119,791,541	—	—
Food & Staples Retailing	15,306,989	15,306,989	—	—
Health Care Equipment & Services	113,738,740	113,738,740	—	—
Insurance	122,759,841	122,759,841	—	—
Materials	64,406,451	64,406,451	—	—
Pharmaceuticals, Biotechnology & Life Sciences	297,597,474	297,597,474	—	—
Real Estate	33,626,212	33,626,212	—	—
Retailing	56,342,783	56,342,783	—	—
Semiconductors & Semiconductor Equipment	47,320,830	47,320,830	—	—
Software & Services	450,769,570	450,769,570	—	—
Technology Hardware & Equipment	168,916,057	168,916,057	—	—
Transportation	84,734,740	84,734,740	—	—
Utilities	47,271,802	47,271,802	—	—
Short-Term Investments	18,068,504	18,068,504	—	—

Total	$2,311,073,218	$2,311,073,218	$—	$—

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

102

Hartford MidCap Value HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Automobiles & Components - 0.9%
130,080	Goodyear Tire & Rubber Co.	$3,029,563

	Banks - 12.6%
111,254	BancorpSouth Bank	3,665,819
85,524	Bank of the Ozarks, Inc.	3,852,001
82,737	Comerica, Inc.	7,522,448
77,071	First Midwest Bancorp, Inc.	1,962,998
72,237	IBERIABANK Corp.	5,475,565
54,747	Pinnacle Financial Partners, Inc.	3,358,728
50,484	South State Corp.	4,354,245
227,276	Sterling Bancorp	5,340,986
74,888	Western Alliance Bancorp*	4,239,410
87,698	Zions Bancorporation	4,620,808

		44,393,008

	Capital Goods - 9.8%
68,667	Granite Construction, Inc.	3,822,005
32,095	Harris Corp.	4,639,011
46,638	Hubbell, Inc.	4,931,502
95,317	JELD-WEN Holding, Inc.*	2,725,113
259,983	Milacron Holdings Corp.*	4,921,478
52,717	Moog, Inc. Class A	4,109,818
385,668	Sanwa Holdings Corp.	4,075,549
80,795	Sensata Technologies Holding plc*	3,844,226
27,427	WESCO International, Inc.*	1,566,082

		34,634,784

	Commercial & Professional Services - 2.9%
197,524	Atento S.A.	1,353,039
89,039	Clean Harbors, Inc.*	4,946,117
31,116	Dun & Bradstreet Corp.	3,816,377

		10,115,533

	Consumer Durables & Apparel - 1.3%
26,683	D.R. Horton, Inc.	1,094,003
27,424	Lennar Corp. Class A	1,439,760
50,386	Toll Brothers, Inc.	1,863,778

		4,397,541

	Consumer Services - 0.8%
57,558	Norwegian Cruise Line Holdings Ltd.*	2,719,616

	Energy - 8.3%
44,297	Delek U.S. Holdings, Inc.	2,222,381
95,225	Diamondback Energy, Inc.	12,528,753
32,206	Energen Corp.*	2,345,241
171,470	Laredo Petroleum, Inc.*	1,649,541
232,533	Newfield Exploration Co.*	7,034,123
191,600	WPX Energy, Inc.*	3,454,548

		29,234,587

	Food & Staples Retailing - 1.7%
158,677	US Foods Holding Corp.*	6,001,164

	Food, Beverage & Tobacco - 2.1%
22,419	Ingredion, Inc.	2,481,783
54,798	Post Holdings, Inc.*	4,713,724

		7,195,507

	Health Care Equipment & Services - 4.2%
122,236	Acadia Healthcare Co., Inc.*	5,000,675
146,104	Brookdale Senior Living, Inc.*	1,328,085
39,691	Hill-Rom Holdings, Inc.	3,466,612
48,908	STERIS plc	5,135,829

		14,931,201

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Insurance - 7.8%
36,562	Assurant, Inc.	$3,783,801
196,832	CNO Financial Group, Inc.	3,747,681
30,665	Hanover Insurance Group, Inc.	3,666,308
248,742	Jardine Lloyd Thompson Group plc	4,201,950
498,554	Lancashire Holdings Ltd.	3,725,468
39,528	Reinsurance Group of America, Inc.	5,276,198
85,793	Unum Group	3,173,483

		27,574,889

	Materials - 10.1%
73,124	Alcoa Corp.*	3,428,053
115,168	Buzzi Unicem S.p.A.	2,813,905
84,082	Cabot Corp.	5,193,745
57,376	Celanese Corp. Series A	6,372,179
125,498	Commercial Metals Co.	2,649,263
62,337	FMC Corp.	5,561,084
73,377	Olin Corp.	2,107,387
65,510	Reliance Steel & Aluminum Co.	5,734,745
16,111	Westlake Chemical Corp.	1,734,027

		35,594,388

	Media - 0.5%
160,242	TEGNA, Inc.	1,738,626

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
30,179	Five Prime Therapeutics, Inc.*	477,130

	Real Estate - 10.8%
45,507	American Assets Trust, Inc. REIT	1,742,463
266,713	Brixmor Property Group, Inc. REIT	4,648,808
159,284	Corporate Office Properties Trust REIT	4,617,643
28,937	Equity LifeStyle Properties, Inc. REIT	2,659,310
35,352	Extra Space Storage, Inc. REIT	3,528,483
38,257	Forest City Realty Trust, Inc. Class A, REIT	872,642
31,358	Life Storage, Inc. REIT	3,051,447
145,894	Park Hotels & Resorts, Inc. REIT	4,468,733
43,884	PS Business Parks, Inc. REIT	5,639,094
242,556	STORE Capital Corp. REIT	6,646,035

		37,874,658

	Retailing - 0.7%
70,800	Caleres, Inc.	2,434,812

	Semiconductors & Semiconductor Equipment - 4.1%
86,030	Axcelis Technologies, Inc.*	1,703,394
128,423	Ichor Holdings Ltd.*(1)	2,725,136
114,366	Silicon Motion Technology Corp. ADR	6,048,818
102,403	Teradyne, Inc.	3,898,482

		14,375,830

	Software & Services - 3.7%
83,508	Booz Allen Hamilton Holding Corp.	3,651,805
85,678	SS&C Technologies Holdings, Inc.	4,446,688
34,867	VeriSign, Inc.*	4,791,423

		12,889,916

	Technology Hardware & Equipment - 5.5%
94,329	Acacia Communications, Inc.*(1)	3,283,593
112,661	Arrow Electronics, Inc.*	8,481,120
79,439	KEMET Corp.*	1,918,452
98,309	Keysight Technologies, Inc.*	5,803,180

		19,486,345

	Telecommunication Services - 1.1%
68,121	Millicom International Cellular S.A.	4,003,613

The accompanying notes are an integral part of these financial statements.

103

Hartford MidCap Value HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Transportation - 3.9%
70,541	Genesee & Wyoming, Inc. Class A*	$5,736,394
188,526	JetBlue Airways Corp.*	3,578,224
80,648	Knight-Swift Transportation Holdings, Inc.	3,081,560
52,645	Schneider National, Inc. Class B	1,448,264

		13,844,442

	Utilities - 5.1%
134,149	Alliant Energy Corp.	5,677,186
58,622	Evergy, Inc.	3,291,625
174,277	UGI Corp.	9,074,603

		18,043,414

	Total Common Stocks (cost $287,363,426)	$344,990,567

	Total Long-Term Investments (cost $287,363,426)	$344,990,567

SHORT-TERM INVESTMENTS - 3.0%
	Other Investment Pools & Funds - 1.9%
6,610,595	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(2)	$6,610,595

	Securities Lending Collateral - 1.1%
196,904	Citibank NA DDCA, 1.91%, 7/2/2018(2)	196,904
1,330,072	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(2)	1,330,071
1,235,908	Invesco Government & Agency Portfolio, 1.81%(2)	1,235,908
364,626	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(2)	364,626
810,567	Western Asset Institutional Government Class A Fund, 1.79%(2)	810,567

		3,938,076

	Total Short-Term Investments (cost $10,548,671)	$10,548,671

Total Investments (cost $297,912,097)	101.0%	$355,539,238
Other Assets and Liabilities	(1.0)%	(3,601,264)

Total Net Assets	100.0%	$351,937,974

The accompanying notes are an integral part of these financial statements.

104

Hartford MidCap Value HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

105

Hartford MidCap Value HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,029,563	$3,029,563	$—	$—
Banks	44,393,008	44,393,008	—	—
Capital Goods	34,634,784	30,559,235	4,075,549	—
Commercial & Professional Services	10,115,533	10,115,533	—	—
Consumer Durables & Apparel	4,397,541	4,397,541	—	—
Consumer Services	2,719,616	2,719,616	—	—
Energy	29,234,587	29,234,587	—	—
Food & Staples Retailing	6,001,164	6,001,164	—	—
Food, Beverage & Tobacco	7,195,507	7,195,507	—	—
Health Care Equipment & Services	14,931,201	14,931,201	—	—
Insurance	27,574,889	23,849,421	3,725,468	—
Materials	35,594,388	32,780,483	2,813,905	—
Media	1,738,626	1,738,626	—	—
Pharmaceuticals, Biotechnology & Life Sciences	477,130	477,130	—	—
Real Estate	37,874,658	37,874,658	—	—
Retailing	2,434,812	2,434,812	—	—
Semiconductors & Semiconductor Equipment	14,375,830	14,375,830	—	—
Software & Services	12,889,916	12,889,916	—	—
Technology Hardware & Equipment	19,486,345	19,486,345	—	—
Telecommunication Services	4,003,613	—	4,003,613	—
Transportation	13,844,442	13,844,442	—	—
Utilities	18,043,414	18,043,414	—	—
Short-Term Investments	10,548,671	10,548,671	—	—

Total	$355,539,238	$340,920,703	$14,618,535	$—

(1)

For the six-month period ended June 30, 2018, investments valued at $4,673,250 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

106

Hartford Small Cap Growth HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Automobiles & Components - 1.6%
169,249	Cooper Tire & Rubber Co.	$4,451,249
239,744	Tenneco, Inc.	10,539,146
58,632	Visteon Corp.*	7,577,600

		22,567,995

	Banks - 3.6%
24,370	Bank of NT Butterfield & Son Ltd.	1,114,196
22,522	Cadence BanCorp.	650,210
41,441	Essent Group Ltd.*	1,484,417
68,571	FCB Financial Holdings, Inc. Class A*	4,031,975
140,008	First Busey Corp.	4,441,054
182,036	First Hawaiian, Inc.	5,282,685
130,147	Great Western Bancorp, Inc.	5,464,872
98,477	IBERIABANK Corp.	7,464,557
638,182	MGIC Investment Corp.*	6,841,311
322,126	Sterling Bancorp	7,569,961
118,596	Triumph Bancorp, Inc.*	4,832,787
20,190	Walker & Dunlop, Inc.	1,123,573

		50,301,598

	Capital Goods - 10.2%
231,828	Aerojet Rocketdyne Holdings, Inc.*	6,836,608
207,115	Altra Industrial Motion Corp.	8,926,656
71,760	American Woodmark Corp.*	6,569,628
130,939	Applied Industrial Technologies, Inc.	9,185,371
126,344	Armstrong World Industries, Inc.*	7,984,941
83,771	Astec Industries, Inc.	5,009,506
24,341	Atkore International Group, Inc.*	505,563
8,245	Axon Enterprise, Inc.*	520,919
133,067	AZZ, Inc.	5,781,761
3,231	Barnes Group, Inc.	190,306
228,196	BMC Stock Holdings, Inc.*	4,757,887
31,518	Caesarstone Ltd.(1)	475,922
59,288	Continental Building Products, Inc.*	1,870,536
24,070	EMCOR Group, Inc.	1,833,653
13,972	EnerSys	1,042,870
186,376	Evoqua Water Technologies Corp.*	3,820,708
227,546	Generac Holdings, Inc.*	11,770,955
29,540	Global Brass & Copper Holdings, Inc.	926,079
56,887	Hillenbrand, Inc.	2,682,222
13,544	Hyster-Yale Materials Handling, Inc.	870,202
178,156	ITT, Inc.	9,312,214
274,154	JELD-WEN Holding, Inc.*	7,838,063
119,300	John Bean Technologies Corp.	10,605,770
62,963	KBR, Inc.	1,128,297
90,800	Mercury Systems, Inc.*	3,455,848
44,967	Meritor, Inc.*	924,971
346,049	Milacron Holdings Corp.*	6,550,707
12,916	Proto Labs, Inc.*	1,536,358
275,588	Rexnord Corp.*	8,008,587
21,692	Rush Enterprises, Inc. Class A*	940,999
61,865	SiteOne Landscape Supply, Inc.*	5,194,804
32,683	Wabash National Corp.	609,865
186,924	Welbilt, Inc.*	4,170,274

		141,839,050

	Commercial & Professional Services - 5.0%
202,351	Advanced Disposal Services, Inc.*	5,014,258
156,813	ASGN, Inc.*	12,261,208
33,914	Brink’s Co.	2,704,641
7,351	Cimpress N.V.*	1,065,601
129,824	Clean Harbors, Inc.*	7,211,723

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Commercial & Professional Services - 5.0% - (continued)
90,167	Deluxe Corp.	$5,969,957
222,832	Exponent, Inc.	10,762,786
56,150	Herman Miller, Inc.	1,903,485
106,120	Huron Consulting Group, Inc.*	4,340,308
20,076	Insperity, Inc.	1,912,239
11,125	Korn/Ferry International	688,971
90,505	MSA Safety, Inc.	8,719,252
55,916	Quad/Graphics, Inc.	1,164,730
62,073	Steelcase, Inc. Class A	837,986
21,570	TriNet Group, Inc.*	1,206,626
20,250	TrueBlue, Inc.*	545,738
51,349	WageWorks, Inc.*	2,567,450

		68,876,959

	Consumer Durables & Apparel - 5.5%
98,854	Carter’s, Inc.	10,714,785
60,268	Crocs, Inc.*	1,061,319
14,213	Deckers Outdoor Corp.*	1,604,506
18,546	Fossil Group, Inc.*	498,331
154,452	Installed Building Products, Inc.*	8,734,261
67,339	KB Home	1,834,314
34,308	La-Z-Boy, Inc.	1,049,825
13,303	MDC Holdings, Inc.	409,333
26,497	Movado Group, Inc.	1,279,805
105,114	Oxford Industries, Inc.	8,722,360
269,600	Steven Madden Ltd.	14,315,760
144,710	TopBuild Corp.*	11,336,581
403,782	Wolverine World Wide, Inc.	14,039,500
26,036	ZAGG, Inc.*	450,423

		76,051,103

	Consumer Services - 3.7%
19,500	American Public Education, Inc.*	820,950
27,568	BJ’s Restaurants, Inc.	1,654,080
77,007	Bloomin’ Brands, Inc.	1,547,841
15,154	Boyd Gaming Corp.	525,238
14,654	Brinker International, Inc.(1)	697,530
3,716	Churchill Downs, Inc.	1,101,794
16,198	DineEquity, Inc.	1,211,610
142,560	Dunkin’ Brands Group, Inc.(1)	9,846,619
5,583	Grand Canyon Education, Inc.*	623,119
87,996	Marriott Vacations Worldwide Corp.	9,940,028
125,889	Papa John’s International, Inc.(1)	6,385,090
71,542	Penn National Gaming, Inc.*	2,403,096
28,362	SeaWorld Entertainment, Inc.*(1)	618,859
20,669	Sotheby’s*	1,123,154
12,983	Texas Roadhouse, Inc.	850,516
11,318	Weight Watchers International, Inc.*	1,144,250
217,337	Wingstop, Inc.	11,327,604

		51,821,378

	Diversified Financials - 2.0%
36,001	Enova International, Inc.*	1,315,836
112,242	Evercore, Inc. Class A	11,835,919
13,408	FirstCash, Inc.	1,204,709
17,185	Green Dot Corp. Class A*	1,261,207
7,817	Houlihan Lokey, Inc.	400,387
28,613	Moelis & Co. Class A	1,678,152
130,347	OneMain Holdings, Inc.*	4,339,252
440,584	SLM Corp.*	5,044,687
16,277	Virtu Financial, Inc. Class A	432,154

		27,512,303

The accompanying notes are an integral part of these financial statements.

107

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Energy - 2.3%
32,964	CONSOL Energy, Inc.*	$1,264,169
40,584	CVR Energy, Inc.(1)	1,501,202
28,529	Delek U.S. Holdings, Inc.	1,431,300
230,530	Newfield Exploration Co.*	6,973,532
111,339	PDC Energy, Inc.*	6,730,442
288,400	ProPetro Holding Corp.*	4,522,112
20,315	REX American Resources Corp.*	1,644,906
91,078	W&T Offshore, Inc.*	651,208
298,346	WildHorse Resource Development Corp.*	7,566,055

		32,284,926

	Food & Staples Retailing - 1.8%
61,761	Casey’s General Stores, Inc.	6,489,846
265,066	Performance Food Group Co.*	9,727,922
99,560	PriceSmart, Inc.	9,010,180

		25,227,948

	Food, Beverage & Tobacco - 1.2%
10,697	Boston Beer Co., Inc. Class A*	3,205,891
498,573	Hostess Brands, Inc.*	6,780,593
30,590	Pilgrim’s Pride Corp.*	615,776
68,297	Post Holdings, Inc.*	5,874,908

		16,477,168

	Health Care Equipment & Services - 10.8%
2,398	AMN Healthcare Services, Inc.*	140,523
255,735	AtriCure, Inc.*	6,917,632
211,420	Cardiovascular Systems, Inc.*	6,837,323
4,130	Chemed Corp.	1,329,075
29,525	Encompass Health Corp.	1,999,433
289,972	Globus Medical, Inc. Class A*	14,631,987
38,284	Haemonetics Corp.*	3,433,309
15,972	HealthEquity, Inc.*	1,199,497
332,961	HMS Holdings Corp.*	7,198,617
53,807	ICU Medical, Inc.*	15,800,426
5,716	Inogen, Inc.*	1,065,062
119,873	Insulet Corp.*	10,273,116
151,595	Integra LifeSciences Holdings Corp.*	9,764,234
5,736	Magellan Health, Inc.*	550,369
90,577	Medidata Solutions, Inc.*	7,296,883
190,730	Merit Medical Systems, Inc.*	9,765,376
99,443	Molina Healthcare, Inc.*	9,739,447
179,211	Natus Medical, Inc.*	6,182,780
184,304	Omnicell, Inc.*	9,666,745
349,267	OraSure Technologies, Inc.*	5,752,428
109,587	Orthofix International N.V.*	6,226,733
31,420	Providence Service Corp.*	2,468,041
12,796	Quidel Corp.*	850,934
38,416	Tenet Healthcare Corp.*	1,289,625
44,969	Triple-S Management Corp. Class B*	1,756,489
65,296	U.S. Physical Therapy, Inc.	6,268,416
5,501	WellCare Health Plans, Inc.*	1,354,566

		149,759,066

	Household & Personal Products - 0.4%
17,438	Medifast, Inc.	2,792,870
25,765	USANA Health Sciences, Inc.*	2,970,705

		5,763,575

	Insurance - 0.7%
39,282	American Equity Investment Life Holding Co.	1,414,152
192,835	James River Group Holdings Ltd.	7,576,487

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Insurance - 0.7% - (continued)
33,874	Universal Insurance Holdings, Inc.	$1,188,978

		10,179,617

	Materials - 3.7%
15,420	AdvanSix, Inc.*	564,835
202,445	Boise Cascade Co.	9,049,292
506,971	Graphic Packaging Holding Co.	7,356,149
6,492	Koppers Holdings, Inc.*	248,968
41,131	Kronos Worldwide, Inc.	926,681
355,099	Louisiana-Pacific Corp.	9,665,795
415,121	OMNOVA Solutions, Inc.*	4,317,258
260,801	PolyOne Corp.	11,271,819
19,159	Stepan Co.	1,494,594
222,084	Summit Materials, Inc. Class A*	5,829,705

		50,725,096

	Media - 0.3%
32,439	New York Times Co. Class A	840,170
44,813	World Wrestling Entertainment, Inc. Class A(1)	3,263,283

		4,103,453

	Pharmaceuticals, Biotechnology & Life Sciences - 14.5%
189,651	Abeona Therapeutics, Inc.*(1)	3,034,416
16,837	Acorda Therapeutics, Inc.*	483,222
100,648	Aerie Pharmaceuticals, Inc.*	6,798,772
45,527	Agios Pharmaceuticals, Inc.*	3,834,739
15,117	Aimmune Therapeutics, Inc.*	406,496
69,487	Akebia Therapeutics, Inc.*	693,480
21,906	AMAG Pharmaceuticals, Inc.*	427,167
547,779	Amicus Therapeutics, Inc.*	8,556,308
369,381	Amneal Pharmaceuticals, Inc.*	6,061,542
1,500	AnaptysBio, Inc.*	106,560
91,700	Aptinyx, Inc.*	2,216,389
166,246	Arena Pharmaceuticals, Inc.*	7,248,326
113,421	Array BioPharma, Inc.*	1,903,204
108,254	Audentes Therapeutics, Inc.*	4,136,385
119,521	Blueprint Medicines Corp.*	7,587,193
275,262	Calithera Biosciences, Inc.*	1,376,310
253,961	Catalent, Inc.*	10,638,426
168,454	Coherus Biosciences, Inc.*	2,358,356
20,887	Collegium Pharmaceutical, Inc.*	498,155
28,209	Corcept Therapeutics, Inc.*	443,445
244,473	Cytokinetics, Inc.*	2,029,126
184,805	Dermira, Inc.*	1,700,206
36,689	Editas Medicine, Inc.*(1)	1,314,567
45,222	Emergent BioSolutions, Inc.*	2,283,259
41,497	Endocyte, Inc.*(1)	572,659
12,935	Esperion Therapeutics, Inc.*(1)	506,923
206,438	Five Prime Therapeutics, Inc.*	3,263,785
132,686	Flexion Therapeutics, Inc.*(1)	3,429,933
70,118	G1 Therapeutics, Inc.*	3,047,328
10,717	Global Blood Therapeutics, Inc.*	484,408
151,859	GlycoMimetics, Inc.*(1)	2,449,486
97,945	Halozyme Therapeutics, Inc.*	1,652,332
236,265	Heron Therapeutics, Inc.*	9,178,895
116,549	Horizon Pharma plc*	1,930,051
106,953	ImmunoGen, Inc.*	1,040,653
49,571	Innoviva, Inc.*	684,080
5,816	Intercept Pharmaceuticals, Inc.*	488,021
297,431	Intersect ENT, Inc.*	11,138,791
31,437	Iovance Biotherapeutics, Inc.*	402,394
97,529	Ironwood Pharmaceuticals, Inc.*	1,864,754

The accompanying notes are an integral part of these financial statements.

108

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 14.5% - (continued)
89,780	Jounce Therapeutics, Inc.*(1)	$687,715
104,900	Karyopharm Therapeutics, Inc.*	1,782,251
78,560	Loxo Oncology, Inc.*	13,628,589
65,703	Luminex Corp.	1,940,210
2,583	Madrigal Pharmaceuticals, Inc.*(1)	722,439
144,754	Medicines Co.*(1)	5,312,472
9,522	Mirati Therapeutics, Inc.*	469,435
59,351	Momenta Pharmaceuticals, Inc.*	1,213,728
124,984	MyoKardia, Inc.*	6,205,456
260,410	NanoString Technologies, Inc.*	3,562,409
666,280	Novavax, Inc.*	892,815
566,289	PDL BioPharma, Inc.*	1,325,116
132,180	Portola Pharmaceuticals, Inc.*	4,992,439
39,604	Prothena Corp. plc*	577,426
41,967	PTC Therapeutics, Inc.*	1,415,547
71,529	REGENXBIO, Inc.*(1)	5,132,206
98,022	Revance Therapeutics, Inc.*	2,690,704
839,133	Rigel Pharmaceuticals, Inc.*	2,374,746
68,727	Sangamo Therapeutics, Inc.*(1)	975,923
98,967	Spark Therapeutics, Inc.*	8,190,509
10,023	Supernus Pharmaceuticals, Inc.*	599,877
175,109	Syneos Health, Inc.*	8,212,612
122,364	Ultragenyx Pharmaceutical, Inc.*	9,406,121
47,177	Vericel Corp.*	457,617
20,707	Zogenix, Inc.*	915,249

		201,954,153

	Real Estate - 2.0%
115,347	CareTrust, Inc. REIT	1,925,141
39,778	Coresite Realty Corp. REIT	4,408,198
150,026	Corporate Office Properties Trust REIT	4,349,254
186,080	HFF, Inc. Class A, REIT	6,391,848
29,203	National Health Investors, Inc. REIT	2,151,677
20,556	Physicians Realty Trust REIT	327,663
53,480	RLJ Lodging Trust REIT	1,179,234
440,385	Sunstone Hotel Investors, Inc. REIT	7,319,199

		28,052,214

	Retailing - 3.6%
62,078	American Eagle Outfitters, Inc.	1,443,314
36,600	BJ’s Wholesale Club Holdings, Inc.*	865,590
35,253	Buckle, Inc.(1)	948,306
193,033	Caleres, Inc.	6,638,405
45,313	Cato Corp. Class A	1,115,606
280,377	Core-Mark Holding Co., Inc.	6,364,558
108,695	Five Below, Inc.*	10,620,588
211,080	Floor & Decor Holdings, Inc. Class A*	10,412,576
86,670	Groupon, Inc.*	372,681
38,674	Liberty TripAdvisor Holdings, Inc. Class A*	622,651
277,483	Michaels Cos., Inc.*	5,319,349
7,921	RH*(1)	1,106,564
29,994	Shutterfly, Inc.*	2,700,360
15,674	Sleep Number Corp.*	454,859
32,468	Tailored Brands, Inc.	828,583
27,711	Zumiez, Inc.*	694,161

		50,508,151

	Semiconductors & Semiconductor Equipment - 3.4%
45,667	Advanced Energy Industries, Inc.*	2,652,796
163,642	Amkor Technology, Inc.*	1,405,685
13,590	Axcelis Technologies, Inc.*	269,082

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Semiconductors & Semiconductor Equipment - 3.4% - (continued)
10,577	Cabot Microelectronics Corp.	$1,137,662
244,388	Cohu, Inc.	5,989,950
163,721	Diodes, Inc.*	5,643,463
351,505	Entegris, Inc.	11,916,019
624,786	FormFactor, Inc.*	8,309,654
96,704	Kulicke & Soffa Industries, Inc.	2,303,489
62,280	MKS Instruments, Inc.	5,960,196
20,719	Synaptics, Inc.*	1,043,616

		46,631,612

	Software & Services - 16.2%
100,002	2U, Inc.*	8,356,167
247,165	8x8, Inc.*	4,955,658
227,183	Acxiom Corp.*	6,804,131
21,499	Apptio, Inc. Class A*	778,264
67,345	Blackbaud, Inc.	6,899,495
221,623	Blucora, Inc.*	8,200,051
52,794	Bottomline Technologies de, Inc.*	2,630,725
53,300	CACI International, Inc. Class A*	8,983,715
144,613	Carbonite, Inc.*	5,046,994
367,617	Cloudera, Inc.*	5,014,296
2,682	CommVault Systems, Inc.*	176,610
10,387	Cornerstone OnDemand, Inc.*	492,655
8,925	Coupa Software, Inc.*	555,492
50,650	CSG Systems International, Inc.	2,070,065
76,621	EPAM Systems, Inc.*	9,526,289
327,663	Etsy, Inc.*	13,824,102
148,084	Everbridge, Inc.*	7,022,143
52,749	Fair Isaac Corp.*	10,197,437
233,322	Five9, Inc.*	8,065,942
165,055	ForeScout Technologies, Inc.*	5,654,784
248,693	Glu Mobile, Inc.*	1,594,122
46,076	Hortonworks, Inc.*	839,505
84,732	HubSpot, Inc.*	10,625,393
10,819	Imperva, Inc.*	522,017
156,154	Instructure, Inc.*	6,644,353
63,826	LogMeIn, Inc.	6,590,034
51,817	MAXIMUS, Inc.	3,218,354
8,195	MicroStrategy, Inc. Class A*	1,046,911
128,010	MINDBODY, Inc. Class A*	4,941,186
141,329	MongoDB, Inc.*(1)	7,014,158
14,393	New Relic, Inc.*	1,447,792
31,990	NIC, Inc.	497,445
96,738	Okta, Inc.*	4,872,693
129,256	Paylocity Holding Corp.*	7,608,008
145,884	Pegasystems, Inc.	7,994,443
166,808	Pivotal Software, Inc. Class A*	4,048,430
67,105	Progress Software Corp.	2,605,016
75,544	Q2 Holdings, Inc.*	4,309,785
38,005	Qualys, Inc.*	3,203,821
118,014	Science Applications International Corp.	9,550,873
47,239	Shutterstock, Inc.*	2,241,963
1,393	Stamps.com, Inc.*	352,499
58,266	Sykes Enterprises, Inc.*	1,676,895
33,329	Syntel, Inc.*	1,069,528
70,331	Travelport Worldwide Ltd.	1,303,937
413,032	TrueCar, Inc.*(1)	4,167,493
6,925	Verint Systems, Inc.*	307,124
34,673	Yelp, Inc.*	1,358,488
134,248	Zendesk, Inc.*	7,315,174

		224,222,455

The accompanying notes are an integral part of these financial statements.

109

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Technology Hardware & Equipment - 2.6%
98,124	ePlus, Inc.*	$9,233,468
183,154	Fabrinet*	6,756,551
117,121	II-VI, Inc.*	5,088,907
69,581	Lumentum Holdings, Inc.*	4,028,740
18,437	Methode Electronics, Inc.	743,011
8,863	NETGEAR, Inc.*	553,938
8,740	Plantronics, Inc.	666,425
53,377	Rogers Corp.*	5,949,400
10,874	Tech Data Corp.*	892,973
96,953	Vishay Intertechnology, Inc.	2,249,310

		36,162,723

	Telecommunication Services - 0.9%
33,779	Boingo Wireless, Inc.*	763,068
338,405	ORBCOMM, Inc.*	3,417,890
600,573	Vonage Holdings Corp.*	7,741,386

		11,922,344

	Transportation - 1.7%
21,017	ArcBest Corp.	960,477
33,132	Avis Budget Group, Inc.*	1,076,790
98,918	Genesee & Wyoming, Inc. Class A*	8,044,012
24,362	Hawaiian Holdings, Inc.	875,814
122,415	Knight-Swift Transportation Holdings, Inc.	4,677,477
260,634	Marten Transport Ltd.	6,111,867
11,829	Saia, Inc.*	956,375
30,844	Werner Enterprises, Inc.	1,158,192

		23,861,004

	Total Common Stocks (cost $1,093,228,933)	$1,356,805,891

EXCHANGE-TRADED FUNDS - 2.1%
	Other Investment Pools & Funds - 2.1%
141,731	iShares Russell 2000 Growth ETF(1)	$28,959,895

	Total Exchange-Traded Funds (cost $28,759,354)	$28,959,895

WARRANTS - 0.0%
	Diversified Financials - 0.0%
891	Emergent Capital, Inc. Expires 4/11/19*(2)(3)	$—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $1,121,988,287)	$1,385,765,786

SHORT-TERM INVESTMENTS - 3.9%
	Other Investment Pools & Funds - 0.2%
3,020,955	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(4)	$3,020,955

	Securities Lending Collateral - 3.7%
2,557,821	Citibank NA DDCA, 1.91%, 7/2/2018(4)	2,557,821

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 3.9% - (continued)
	Securities Lending Collateral - 3.7% - (continued)
17,277,907	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(4)	$17,277,907
16,054,699	Invesco Government & Agency Portfolio, 1.81%(4)	16,054,699
4,736,565	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(4)	4,736,565
10,529,434	Western Asset Institutional Government Class A Fund, 1.79%(4)	10,529,434

		51,156,426

	Total Short-Term Investments (cost $54,177,381)	$54,177,381

Total Investments (cost $1,176,165,668)	103.7%	$1,439,943,167
Other Assets and Liabilities	(3.7)%	(51,025,816)

Total Net Assets	100.0%	$1,388,917,351

The accompanying notes are an integral part of these financial statements.

110

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At June 30, 2018, the aggregate value of this security was $0, which represented 0.0% of total net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

111

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$22,567,995	$22,567,995	$—	$—
Banks	50,301,598	50,301,598	—	—
Capital Goods	141,839,050	141,839,050	—	—
Commercial & Professional Services	68,876,959	68,876,959	—	—
Consumer Durables & Apparel	76,051,103	76,051,103	—	—
Consumer Services	51,821,378	51,821,378	—	—
Diversified Financials	27,512,303	27,512,303	—	—
Energy	32,284,926	32,284,926	—	—
Food & Staples Retailing	25,227,948	25,227,948	—	—
Food, Beverage & Tobacco	16,477,168	16,477,168	—	—
Health Care Equipment & Services	149,759,066	149,759,066	—	—
Household & Personal Products	5,763,575	5,763,575	—	—
Insurance	10,179,617	10,179,617	—	—
Materials	50,725,096	50,725,096	—	—
Media	4,103,453	4,103,453	—	—
Pharmaceuticals, Biotechnology & Life Sciences	201,954,153	201,954,153	—	—
Real Estate	28,052,214	28,052,214	—	—
Retailing	50,508,151	50,508,151	—	—
Semiconductors & Semiconductor Equipment	46,631,612	46,631,612	—	—
Software & Services	224,222,455	224,222,455	—	—
Technology Hardware & Equipment	36,162,723	36,162,723	—	—
Telecommunication Services	11,922,344	11,922,344	—	—
Transportation	23,861,004	23,861,004	—	—
Exchange-Traded Funds	28,959,895	28,959,895	—	—
Warrants	—	—	—	—
Short-Term Investments	54,177,381	54,177,381	—	—

Total	$1,439,943,167	$1,439,943,167	$—	$—

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

112

Hartford Small Company HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.5%
	Automobiles & Components - 0.1%
4,621	Cooper Tire & Rubber Co.(1)	$121,532
5,199	Tenneco, Inc.	228,548
1,532	Visteon Corp.*	197,996

		548,076

	Banks - 5.7%
186,024	BancorpSouth Bank	6,129,491
189,598	CenterState Bank Corp.	5,653,812
1,791	FCB Financial Holdings, Inc. Class A*	105,311
3,699	First Busey Corp.	117,332
4,569	First Hawaiian, Inc.	132,592
3,571	Great Western Bancorp, Inc.	149,946
2,507	IBERIABANK Corp.	190,031
504,038	MGIC Investment Corp.*	5,403,287
291,531	Sterling Bancorp	6,850,979
66,650	Texas Capital Bancshares, Inc.*	6,098,475
3,111	Triumph Bancorp, Inc.*	126,773
148,726	Union Bankshares Corp.	5,782,467

		36,740,496

	Capital Goods - 11.7%
320,531	Actuant Corp. Class A	9,407,585
5,317	Aerojet Rocketdyne Holdings, Inc.*	156,798
123,753	Altra Industrial Motion Corp.	5,333,754
1,888	American Woodmark Corp.*	172,846
2,844	Applied Industrial Technologies, Inc.	199,507
3,343	Armstrong World Industries, Inc.*	211,278
2,143	Astec Industries, Inc.	128,151
77,156	Axon Enterprise, Inc.*	4,874,716
3,345	AZZ, Inc.	145,340
148,417	Beacon Roofing Supply, Inc.*	6,325,533
5,829	BMC Stock Holdings, Inc.*	121,535
116,810	EnerSys	8,718,698
4,800	Evoqua Water Technologies Corp.*	98,400
4,661	Generac Holdings, Inc.*	241,113
201,436	ITT, Inc.	10,529,060
7,047	JELD-WEN Holding, Inc.*	201,474
3,121	John Bean Technologies Corp.	277,457
2,400	Mercury Systems, Inc.*	91,344
9,004	Milacron Holdings Corp.*	170,446
562,559	Rexnord Corp.*	16,347,964
36,412	SiteOne Landscape Supply, Inc.*	3,057,516
194,904	SPX FLOW, Inc.*	8,530,948
4,923	Welbilt, Inc.*	109,832

		75,451,295

	Commercial & Professional Services - 3.7%
5,245	Advanced Disposal Services, Inc.*	129,971
4,024	ASGN, Inc.*	314,637
121,363	Brink’s Co.	9,678,699
3,422	Clean Harbors, Inc.*	190,092
17,617	CoStar Group, Inc.*	7,269,303
1,037	Deluxe Corp.	68,660
5,627	Exponent, Inc.	271,784
2,535	Huron Consulting Group, Inc.*	103,681
2,299	MSA Safety, Inc.	221,486
94,551	TriNet Group, Inc.*	5,289,183
1,928	WageWorks, Inc.*	96,400

		23,633,896

	Consumer Durables & Apparel - 3.8%
2,560	Carter’s, Inc.	277,478

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.5% - (continued)
	Consumer Durables & Apparel - 3.8% - (continued)
4,030	Installed Building Products, Inc.*	$227,897
2,705	Oxford Industries, Inc.	224,461
189,025	Skechers USA, Inc. Class A*	5,672,640
7,105	Steven Madden Ltd.	377,276
71,627	TopBuild Corp.*	5,611,259
279,286	TRI Pointe Group, Inc.*	4,569,119
334,100	Under Armour, Inc. Class C*(1)	7,042,828
19,230	Under Armour, Inc. Class A*	432,290
9,494	Wolverine World Wide, Inc.	330,106

		24,765,354

	Consumer Services - 7.4%
292,438	Boyd Gaming Corp.	10,135,901
909,759	DraftKings, Inc.*(2)(3)(4)(5)	1,774,030
3,648	Dunkin’ Brands Group, Inc.(1)	251,967
91,030	Marriott Vacations Worldwide Corp.	10,282,749
3,269	Papa John’s International, Inc.	165,804
392,275	Planet Fitness, Inc. Class A*	17,236,564
147,768	Wingstop, Inc.	7,701,668

		47,548,683

	Diversified Financials - 1.1%
2,735	Evercore, Inc. Class A	288,406
88,668	Green Dot Corp. Class A*	6,507,345
3,319	OneMain Holdings, Inc.*	110,489
11,538	SLM Corp.*	132,110

		7,038,350

	Energy - 1.3%
442,997	Centennial Resource Development, Inc. Class A*	8,000,526
5,956	Newfield Exploration Co.*	180,169
3,038	PDC Energy, Inc.*	183,647
7,609	ProPetro Holding Corp.*	119,309
7,630	WildHorse Resource Development Corp.*	193,497

		8,677,148

	Food & Staples Retailing - 2.0%
1,596	Casey’s General Stores, Inc.	167,708
331,699	Performance Food Group Co.*	12,173,353
2,530	PriceSmart, Inc.	228,965

		12,570,026

	Food, Beverage & Tobacco - 0.1%
12,959	Hostess Brands, Inc.*	176,242
1,780	Post Holdings, Inc.*	153,116

		329,358

	Health Care Equipment & Services - 7.5%
52,900	Amedisys, Inc.*	4,520,834
6,165	AtriCure, Inc.*	166,763
5,491	Cardiovascular Systems, Inc.*	177,579
37,694	DexCom, Inc.*	3,580,176
138,956	Globus Medical, Inc. Class A*	7,011,720
71,691	Hill-Rom Holdings, Inc.	6,261,492
8,730	HMS Holdings Corp.*	188,743
1,194	ICU Medical, Inc.*	350,618
199,144	Insulet Corp.*	17,066,641
3,997	Integra LifeSciences Holdings Corp.*	257,447
2,402	Medidata Solutions, Inc.*	193,505
4,649	Merit Medical Systems, Inc.*	238,029
2,159	Molina Healthcare, Inc.*	211,452
4,671	Natus Medical, Inc.*	161,149
142,034	Omnicell, Inc.*	7,449,683

The accompanying notes are an integral part of these financial statements.

113

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.5% - (continued)
	Health Care Equipment & Services - 7.5% - (continued)
8,664	OraSure Technologies, Inc.*	$142,696
2,823	Orthofix International N.V.*	160,403
1,200	Providence Service Corp.*	94,260
1,727	U.S. Physical Therapy, Inc.	165,792

		48,398,982

	Insurance - 0.0%
5,150	James River Group Holdings Ltd.	202,343

	Materials - 6.7%
4,615	Boise Cascade Co.	206,291
133,461	Cabot Corp.	8,243,886
184,848	Carpenter Technology Corp.	9,717,459
516,055	Ferro Corp.*	10,759,747
13,195	Graphic Packaging Holding Co.	191,460
73,040	Ingevity Corp.*	5,906,015
6,979	Louisiana-Pacific Corp.	189,968
10,656	OMNOVA Solutions, Inc.*	110,822
6,679	PolyOne Corp.	288,666
288,172	Summit Materials, Inc. Class A*	7,564,515

		43,178,829

	Pharmaceuticals, Biotechnology & Life Sciences - 14.0%
4,968	Abeona Therapeutics, Inc.*(1)	79,488
117,935	Aerie Pharmaceuticals, Inc.*(1)	7,966,509
1,192	Agios Pharmaceuticals, Inc.*	100,402
163,772	Amicus Therapeutics, Inc.*	2,558,119
9,673	Amneal Pharmaceuticals, Inc.*	158,734
2,400	Aptinyx, Inc.*	58,008
64,498	Arena Pharmaceuticals, Inc.*	2,812,113
11,480	Audentes Therapeutics, Inc.*	438,651
63,031	Blueprint Medicines Corp.*	4,001,208
4,537	Calithera Biosciences, Inc.*	22,685
6,467	Catalent, Inc.*	270,903
3,881	Coherus Biosciences, Inc.*	54,334
65,000	CRISPR Therapeutics AG*(1)	3,819,400
5,990	Cytokinetics, Inc.*	49,717
4,590	Dermira, Inc.*	42,228
120,410	Exact Sciences Corp.*	7,199,314
5,233	Five Prime Therapeutics, Inc.*	82,734
3,476	Flexion Therapeutics, Inc.*(1)	89,855
42,748	G1 Therapeutics, Inc.*(1)	1,857,828
43,396	Galapagos N.V. ADR*	4,000,243
33,502	Global Blood Therapeutics, Inc.*	1,514,290
4,162	GlycoMimetics, Inc.*	67,133
109,144	Heron Therapeutics, Inc.*	4,240,244
7,473	Intersect ENT, Inc.*	279,864
275,288	Ironwood Pharmaceuticals, Inc.*	5,263,507
2,488	Jounce Therapeutics, Inc.*(1)	19,058
175,597	Karyopharm Therapeutics, Inc.*	2,983,393
32,106	Loxo Oncology, Inc.*	5,569,749
3,861	Medicines Co.*	141,699
62,816	MyoKardia, Inc.*	3,118,814
6,136	NanoString Technologies, Inc.*	83,940
54,995	Neurocrine Biosciences, Inc.*	5,402,709
72,049	Portola Pharmaceuticals, Inc.*	2,721,291
80,422	PRA Health Sciences, Inc.*	7,508,198
1,873	REGENXBIO, Inc.*(1)	134,388
2,508	Revance Therapeutics, Inc.*	68,845
71,600	Rhythm Pharmaceuticals, Inc.*	2,238,216
21,215	Rigel Pharmaceuticals, Inc.*	60,038
24,127	Sage Therapeutics, Inc.*	3,776,599

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 14.0% - (continued)
49,503	Spark Therapeutics, Inc.*	$4,096,868
98,195	Syneos Health, Inc.*	4,605,345
3,204	Ultragenyx Pharmaceutical, Inc.*	246,291

		89,802,952

	Real Estate - 0.7%
1,049	Coresite Realty Corp. REIT	116,250
3,732	Corporate Office Properties Trust REIT	108,191
4,781	HFF, Inc. Class A, REIT	164,227
11,533	Sunstone Hotel Investors, Inc. REIT	191,679
163,762	Xenia Hotels & Resorts, Inc. REIT	3,989,242

		4,569,589

	Retailing - 5.7%
5,016,400	Allstar Co.*(2)(3)(4)(5)	2,307,544
1,000	BJ’s Wholesale Club Holdings, Inc.*	23,650
5,045	Caleres, Inc.	173,498
7,239	Core-Mark Holding Co., Inc.	164,325
33,281	Five Below, Inc.*	3,251,887
235,657	Floor & Decor Holdings, Inc. Class A*	11,624,960
6,441	Michaels Cos., Inc.*	123,474
91,139	Shutterfly, Inc.*	8,205,244
43,094	Tory Burch LLC*(2)(3)(4)(5)	2,339,144
71,903	Wayfair, Inc. Class A*(1)	8,539,200

		36,752,926

	Semiconductors & Semiconductor Equipment - 0.7%
917	Advanced Energy Industries, Inc.*	53,269
1,569	Axcelis Technologies, Inc.*	31,066
5,980	Cohu, Inc.	146,570
4,295	Diodes, Inc.*	148,049
91,998	Entegris, Inc.	3,118,732
16,218	FormFactor, Inc.*	215,699
1,611	MKS Instruments, Inc.	154,173
19,149	Tower Semiconductor Ltd.*	421,469

		4,289,027

	Software & Services - 17.7%
80,046	2U, Inc.*	6,688,644
6,474	8x8, Inc.*	129,804
5,910	Acxiom Corp.*	177,004
1,753	Blackbaud, Inc.	179,595
4,817	Blucora, Inc.*	178,229
1,371	CACI International, Inc. Class A*	231,082
3,793	Carbonite, Inc.*	132,376
26,343	Cloudera, Inc.*	359,319
45,143	EPAM Systems, Inc.*	5,612,629
6,625	Etsy, Inc.*	279,509
132,267	Everbridge, Inc.*	6,272,101
50,737	Fair Isaac Corp.*	9,808,477
199,071	Five9, Inc.*	6,881,884
154,918	ForeScout Technologies, Inc.*	5,307,491
126,900	Globant S.A.*	7,206,651
65,081	Guidewire Software, Inc.*	5,777,891
64,187	HubSpot, Inc.*	8,049,050
3,996	Instructure, Inc.*	170,030
1,627	LogMeIn, Inc.	167,988
313,959	Mimecast Ltd.*	12,938,250
3,361	MINDBODY, Inc. Class A*	129,735
3,856	MongoDB, Inc.*	191,373
63,652	Okta, Inc.*	3,206,151

The accompanying notes are an integral part of these financial statements.

114

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.5% - (continued)
	Software & Services - 17.7% - (continued)
3,378	Paylocity Holding Corp.*	$198,829
3,819	Pegasystems, Inc.	209,281
4,321	Pivotal Software, Inc. Class A*	104,871
25,515	Proofpoint, Inc.*	2,942,135
2,002	Q2 Holdings, Inc.*	114,214
2,917	Science Applications International Corp.	236,073
230,991	SendGrid, Inc.*	6,125,881
127,730	Trade Desk, Inc. Class A*	11,981,074
10,804	TrueCar, Inc.*(1)	109,012
81,446	Wix.com Ltd.*	8,169,034
65,148	Zendesk, Inc.*	3,549,914

		113,815,581

	Technology Hardware & Equipment - 2.0%
2,258	ePlus, Inc.*	212,478
4,726	Fabrinet*	174,342
181,889	II-VI, Inc.*	7,903,076
1,825	Lumentum Holdings, Inc.*	105,667
1,382	Rogers Corp.*	154,038
31,591	Zebra Technologies Corp. Class A*	4,525,411

		13,075,012

	Telecommunication Services - 0.7%
160,066	Boingo Wireless, Inc.*	3,615,891
8,378	ORBCOMM, Inc.*	84,618
87,926	Vonage Holdings Corp.*	1,133,366

		4,833,875

	Transportation - 1.9%
2,316	Genesee & Wyoming, Inc. Class A*	188,337
284,871	JetBlue Airways Corp.*	5,406,852
3,102	Knight-Swift Transportation Holdings, Inc.	118,527
6,850	Marten Transport Ltd.	160,633
225,024	Schneider National, Inc. Class B	6,190,410

		12,064,759

	Total Common Stocks (cost $499,165,061)	$608,286,557

EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
4,644	iShares Russell 2000 Growth ETF(1)	$948,909

	Total Exchange-Traded Funds (cost $867,119)	$948,909

PREFERRED STOCKS - 3.1%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
92,420	Sancilio & Co., Inc.*(2)(3)(4)(5)	$—

	Retailing - 0.4%
74,004	Honest Co.*(2)(3)(4)(5)	2,617,521

	Software & Services - 2.7%
410,300	MarkLogic Corp. Series F*(2)(3)(4)(5)	4,103,000
513,066	Zuora, Inc. Series F*(3)(4)(5)(6)	13,156,837

		17,259,837

	Total Preferred Stocks (cost $12,340,141)	$19,877,358

Shares or Principal Amount		Market Value†
ESCROWS - 0.1%
	Software & Services - 0.1%
157,023	Veracode, Inc. Escrow*(2)(3)(4)(5)	$631,232

	Telecommunication Services - 0.0%
41,522	Docusign Earnout, Escrow*(2)(3)(4)(5)	93,425

	Total Escrows (cost $—)	$724,657

	Total Long-Term Investments (cost $512,372,321)	$629,837,481

SHORT-TERM INVESTMENTS - 3.5%
	Other Investment Pools & Funds - 1.8%
11,494,642	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.84%(7)	$11,494,642

	Securities Lending Collateral - 1.7%
564,128	Citibank NA DDCA, 1.91%, 7/2/2018(7)	564,128
3,810,647	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(7)	3,810,647
3,540,868	Invesco Government & Agency Portfolio, 1.81%(7)	3,540,868
1,044,651	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(7)	1,044,651
2,322,270	Western Asset Institutional Government Class A Fund, 1.79%(7)	2,322,270

		11,282,564

	Total Short-Term Investments (cost $22,777,206)	$22,777,206

Total Investments (cost $535,149,527)	101.4%	$652,614,687
Other Assets and Liabilities	(1.4)%	(9,191,041)

Total Net Assets	100.0%	$643,423,646

The accompanying notes are an integral part of these financial statements.

115

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $27,022,733, which represented 4.2% of total net assets.

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2018, the aggregate fair value of these securities was $27,022,733, which represented 4.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At June 30, 2018, the aggregate value of these securities was $27,022,733, which represented 4.2% of total net assets.

(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
	Zuora, Inc. Series F Preferred	513,066	$3,898,583	$13,156,837

(7)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

116

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$548,076	$548,076	$—	$—
Banks	36,740,496	36,740,496	—	—
Capital Goods	75,451,295	75,451,295	—	—
Commercial & Professional Services	23,633,896	23,633,896	—	—
Consumer Durables & Apparel	24,765,354	24,765,354	—	—
Consumer Services	47,548,683	45,774,653	—	1,774,030
Diversified Financials	7,038,350	7,038,350	—	—
Energy	8,677,148	8,677,148	—	—
Food & Staples Retailing	12,570,026	12,570,026	—	—
Food, Beverage & Tobacco	329,358	329,358	—	—
Health Care Equipment & Services	48,398,982	48,398,982	—	—
Insurance	202,343	202,343	—	—
Materials	43,178,829	43,178,829	—	—
Pharmaceuticals, Biotechnology & Life Sciences	89,802,952	89,802,952	—	—
Real Estate	4,569,589	4,569,589	—	—
Retailing	36,752,926	32,106,238	—	4,646,688
Semiconductors & Semiconductor Equipment	4,289,027	4,289,027	—	—
Software & Services	113,815,581	113,815,581	—	—
Technology Hardware & Equipment	13,075,012	13,075,012	—	—
Telecommunication Services	4,833,875	4,833,875	—	—
Transportation	12,064,759	12,064,759	—	—
Exchange-Traded Funds	948,909	948,909	—	—
Preferred Stocks	19,877,358	—	—	19,877,358
Escrows	724,657	—	—	724,657
Short-Term Investments	22,777,206	22,777,206	—	—

Total	$652,614,687	$625,591,954	$—	$27,022,733

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended June 30, 2018:

	Common Stocks	Preferred Stocks	Escrows	Total
Beginning balance	$5,046,165	$12,389,626	$—	$17,435,791
Conversion*	(631,232)		631,232	—
Purchases	—	—	—	—
Sales	—	—	—	—
Accrued discounts/(premiums)	—	—	—	—
Total realized gain/(loss)			—	—
Net change in unrealized appreciation/depreciation	2,005,785	7,487,732	93,425	9,586,942
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Ending balance	$6,420,718	$19,877,358	$724,657	$27,022,733

*	Private Equity security that was a preferred stock is now trading as a common stock

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at June 30, 2018 was $9,586,942.

The accompanying notes are an integral part of these financial statements.

117

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Automobiles & Components - 1.2%
6,004	Lear Corp.	$1,115,603

	Banks - 5.4%
6,123	Bank of NT Butterfield & Son Ltd.	279,943
17,133	Cadence BanCorp.	494,630
4,155	Cullen/Frost Bankers, Inc.	449,737
10,856	Essent Group Ltd.*	388,862
557	First Citizens BancShares, Inc. Class A	224,638
27,143	MGIC Investment Corp.*	290,973
34,892	OFG Bancorp.	490,233
5,006	Opus Bank	143,672
27,009	Popular, Inc.	1,221,077
2,126	Preferred Bank	130,664
29,855	TCF Financial Corp.	735,030
4,754	Walker & Dunlop, Inc.	264,560

		5,114,019

	Capital Goods - 7.5%
3,137	AGCO Corp.	190,479
14,647	Allison Transmission Holdings, Inc.	593,057
9,813	Briggs & Stratton Corp.	172,807
8,072	Continental Building Products, Inc.*	254,672
6,682	EMCOR Group, Inc.	509,035
4,236	EnerSys	316,175
24,381	Enphase Energy, Inc.*(1)	164,084
4,323	Fluor Corp.	210,876
4,279	Generac Holdings, Inc.*	221,353
5,004	Greenbrier Cos., Inc.	263,961
5,009	HD Supply Holdings, Inc.*	214,836
2,551	Huntington Ingalls Industries, Inc.	553,031
1,840	Hyster-Yale Materials Handling, Inc.	118,220
10,355	Owens Corning	656,196
8,049	Regal-Beloit Corp.	658,408
3,154	Rush Enterprises, Inc. Class A*	136,820
15,326	Spirit Aerosystems Holdings, Inc. Class A	1,316,657
6,119	Terex Corp.	258,161
14,201	Titan Machinery, Inc.*	220,825
3,984	Vectrus, Inc.*	122,787

		7,152,440

	Commercial & Professional Services - 2.8%
11,930	ACCO Brands Corp.	165,230
3,035	Barrett Business Services, Inc.	293,090
1,475	Cimpress N.V.*	213,816
1,567	Insperity, Inc.	149,257
6,310	Kelly Services, Inc. Class A	141,659
3,183	Kimball International, Inc. Class B	51,437
8,225	LSC Communications, Inc.	128,804
2,550	ManpowerGroup, Inc.	219,453
3,186	McGrath Rent Corp.	201,578
9,279	Quad/Graphics, Inc.	193,282
11,987	Robert Half International, Inc.	780,354
23,657	RR Donnelley & Sons Co.	136,264

		2,674,224

	Consumer Durables & Apparel - 3.3%
12,092	Beazer Homes USA, Inc.*	178,357
8,670	Crocs, Inc.*	152,679
3,361	CSS Industries, Inc.	56,801
4,929	Fossil Group, Inc.*	132,442
8,795	KB Home	239,576
7,622	La-Z-Boy, Inc.	233,233

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Consumer Durables & Apparel - 3.3% - (continued)
7,755	Lululemon Athletica, Inc.*	$968,212
6,448	Michael Kors Holdings Ltd.*	429,437
1,231	Polaris Industries, Inc.	150,403
6,919	PulteGroup, Inc.	198,921
1,939	Ralph Lauren Corp.	243,771
3,310	Toll Brothers, Inc.	122,437

		3,106,269

	Consumer Services - 4.9%
8,500	American Public Education, Inc.*	357,850
3,811	BJ’s Restaurants, Inc.	228,660
6,638	Bloomin’ Brands, Inc.	133,424
576	Churchill Downs, Inc.	170,784
2,034	DineEquity, Inc.	152,143
823	Graham Holdings Co. Class B	482,360
3,008	Grand Canyon Education, Inc.*	335,723
9,825	Hyatt Hotels Corp. Class A	757,999
24,672	International Speedway Corp. Class A	1,102,838
9,031	K12, Inc.*	147,838
9,536	Penn National Gaming, Inc.*	320,314
15,798	Ruth’s Hospitality Group, Inc.	443,134

		4,633,067

	Diversified Financials - 5.1%
14,900	AG Mortgage Investment Trust, Inc. REIT	279,971
14,129	Apollo Commercial Real Estate Finance, Inc. REIT	258,278
26,041	ARMOUR Residential, Inc. REIT	593,995
12,472	Banco Latinoamericano de Comercio Exterior S.A. ADR	306,936
8,171	Cherry Hill Mortgage Investment Corp. REIT	145,934
19,554	Chimera Investment Corp. REIT	357,447
17,081	E*TRADE Financial Corp.*	1,044,674
5,886	Green Dot Corp. Class A*	431,973
15,317	Invesco Mortgage Capital, Inc. REIT	243,540
7,070	Legg Mason, Inc.	245,541
3,866	LPL Financial Holdings, Inc.	253,378
3,000	Redwood Trust, Inc. REIT	49,410
23,650	Two Harbors Investment Corp. REIT	373,670
6,521	Virtu Financial, Inc. Class A	173,133
9,076	Western Asset Mortgage Capital Corp. REIT	94,572

		4,852,452

	Energy - 5.5%
2,693	Arch Coal, Inc. Class A	211,212
7,967	CVR Energy, Inc.(1)	294,699
9,433	Delek U.S. Holdings, Inc.	473,254
13,760	HollyFrontier Corp.	941,597
13,943	Matrix Service Co.*	255,854
16,161	Murphy Oil Corp.	545,757
14,802	Par Pacific Holdings, Inc.*	257,259
11,148	PBF Energy, Inc. Class A	467,436
12,921	Peabody Energy Corp.	587,647
2,880	REX American Resources Corp.*	233,194
2,683	SEACOR Holdings, Inc.*	153,655
71,876	W&T Offshore, Inc.*	513,913
5,000	Whiting Petroleum Corp.*	263,600

		5,199,077

	Food & Staples Retailing - 0.2%
3,231	Weis Markets, Inc.	172,342

The accompanying notes are an integral part of these financial statements.

118

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Food, Beverage & Tobacco - 1.3%
2,018	Boston Beer Co., Inc. Class A*	$604,795
31,200	Pilgrim’s Pride Corp.*	628,056

		1,232,851

	Health Care Equipment & Services - 5.6%
7,536	AngioDynamics, Inc.*	167,601
856	Chemed Corp.	275,469
6,834	Encompass Health Corp.	462,798
8,628	Haemonetics Corp.*	773,759
10,030	HealthStream, Inc.	273,919
485	ICU Medical, Inc.*	142,420
15,234	Meridian Bioscience, Inc.	242,221
3,124	Molina Healthcare, Inc.*	305,965
2,100	Providence Service Corp.*	164,955
11,368	Quality Systems, Inc.*	221,676
12,264	RadNet, Inc.*	183,960
3,787	SurModics, Inc.*	209,042
5,759	Tenet Healthcare Corp.*	193,330
15,254	Triple-S Management Corp. Class B*	595,821
4,458	WellCare Health Plans, Inc.*	1,097,738

		5,310,674

	Household & Personal Products - 2.0%
7,282	Medifast, Inc.	1,166,285
6,349	USANA Health Sciences, Inc.*	732,040

		1,898,325

	Insurance - 3.2%
9,178	Ambac Financial Group, Inc.*	182,183
6,289	American Equity Investment Life Holding Co.	226,404
4,213	American National Insurance Co.	503,833
20,550	Assured Guaranty Ltd.	734,252
44,313	Old Republic International Corp.	882,272
6,462	Torchmark Corp.	526,071

		3,055,015

	Materials - 3.9%
7,620	Alcoa Corp.*	357,226
3,296	Boise Cascade Co.	147,331
11,015	CF Industries Holdings, Inc.	489,066
3,995	Chemours Co.	177,218
15,515	Domtar Corp.	740,686
7,000	Huntsman Corp.	204,400
12,307	Louisiana-Pacific Corp.	334,996
2,670	Steel Dynamics, Inc.	122,686
7,881	Stepan Co.	614,797
13,734	SunCoke Energy, Inc.*	184,036
6,715	United States Steel Corp.	233,346
1,293	Westlake Chemical Corp.	139,166

		3,744,954

	Media - 1.5%
10,789	AMC Entertainment Holdings, Inc. Class A	171,545
53,587	Entravision Communications Corp. Class A	267,935
14,783	Gannett Co., Inc.	158,178
18,896	New Media Investment Group, Inc.	349,198
7,233	tronc, Inc.*	124,986
5,054	World Wrestling Entertainment, Inc. Class A(1)	368,033

		1,439,875

	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
6,541	Acorda Therapeutics, Inc.*	187,727
6,850	AMAG Pharmaceuticals, Inc.*	133,575

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1% - (continued)
37,767	Ardelyx, Inc.*	$139,738
29,345	ArQule, Inc.*	162,278
8,681	Array BioPharma, Inc.*	145,667
13,329	Bruker Corp.	387,074
13,641	ChemoCentryx, Inc.*	179,652
11,420	Concert Pharmaceuticals, Inc.*	192,199
14,417	CytomX Therapeutics, Inc.*	329,573
27,858	Edge Therapeutics, Inc.*(1)	28,694
5,222	Editas Medicine, Inc.*	187,104
7,685	Emergent BioSolutions, Inc.*	388,016
4,310	Enanta Pharmaceuticals, Inc.*	499,529
28,113	Horizon Pharma plc*	465,551
21,260	ImmunoGen, Inc.*	206,860
28,968	Inovio Pharmaceuticals, Inc.*(1)	113,555
10,104	Lannett Co., Inc.*(1)	137,414
8,416	Luminex Corp.	248,524
7,555	MacroGenics, Inc.*	156,011
8,877	Mallinckrodt plc*	165,645
5,930	Medpace Holdings, Inc.*	254,990
111,984	Novavax, Inc.*	150,058
122,681	PDL BioPharma, Inc.*	287,073
29,731	Pieris Pharmaceuticals, Inc.*	150,736
19,931	Retrophin, Inc.*	543,319
12,364	Sangamo Therapeutics, Inc.*	175,569
6,356	United Therapeutics Corp.*	719,181

		6,735,312

	Real Estate - 10.6%
5,297	Agree Realty Corp. REIT	279,523
55,800	Brandywine Realty Trust REIT	941,904
57,259	Brixmor Property Group, Inc. REIT	998,024
16,280	Chatham Lodging Trust REIT	345,462
18,505	CoreCivic, Inc. REIT	442,085
13,632	Forestar Group, Inc.*(1)	282,864
18,295	Gaming and Leisure Properties, Inc. REIT	654,961
10,659	Global Net Lease, Inc. REIT	217,763
14,037	Hersha Hospitality Trust REIT	301,094
25,723	Hospitality Properties Trust REIT	735,935
14,114	Independence Realty Trust, Inc. REIT	145,515
13,275	iStar, Inc. REIT*	143,237
2,301	Jones Lang LaSalle, Inc. REIT	381,943
2,094	Life Storage, Inc. REIT	203,767
4,651	Park Hotels & Resorts, Inc. REIT	142,460
31,138	Piedmont Office Realty Trust, Inc. Class A, REIT	620,580
31,400	Ramco-Gershenson Properties Trust REIT	414,794
75,372	Retail Properties of America, Inc. Class A, REIT	963,254
15,713	Sabra Healthcare, Inc. REIT	341,444
36,070	Select Income REIT	810,493
28,914	Spirit Realty Capital, Inc. REIT	232,180
4,451	Weingarten Realty Investors REIT	137,135
11,600	Xenia Hotels & Resorts, Inc. REIT	282,576

		10,018,993

	Retailing - 3.3%
8,130	Abercrombie & Fitch Co. Class A	199,023
38,718	Ascena Retail Group, Inc.*	154,291
1,344	Burlington Stores, Inc.*	202,312
5,826	Cato Corp. Class A	143,436
17,405	Chico’s FAS, Inc.	141,677
5,699	DSW, Inc. Class A	147,148

The accompanying notes are an integral part of these financial statements.

119

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Retailing - 3.3% - (continued)
3,599	Genesco, Inc.*	$142,880
6,038	Guess?, Inc.	129,213
17,110	J. Jill, Inc.*	159,807
2,246	Kohl’s Corp.	163,733
5,643	Lands’ End, Inc.*	157,440
7,586	Liberty Expedia Holdings, Inc. Class A*	333,329
10,460	Liberty TripAdvisor Holdings, Inc. Class A*	168,406
4,461	Shoe Carnival, Inc.	144,760
4,560	Shutterfly, Inc.*	410,537
7,277	Tailored Brands, Inc.	185,709
4,531	Urban Outfitters, Inc.*	201,856

		3,185,557

	Semiconductors & Semiconductor Equipment - 2.0%
24,666	Amkor Technology, Inc.*	211,881
4,517	Diodes, Inc.*	155,701
5,694	First Solar, Inc.*	299,846
23,801	ON Semiconductor Corp.*	529,215
14,321	Teradyne, Inc.	545,201
8,434	Xperi Corp.	135,787

		1,877,631

	Software & Services - 11.1%
3,038	Bottomline Technologies de, Inc.*	151,383
2,626	Broadridge Financial Solutions, Inc.	302,253
6,081	Cardtronics plc Class A*	147,039
29,431	Conduent, Inc.*	534,761
18,250	Convergys Corp.	446,030
9,930	Etsy, Inc.*	418,947
2,444	Euronet Worldwide, Inc.*	204,734
21,255	Fortinet, Inc.*	1,326,950
27,822	Glu Mobile, Inc.*	178,339
5,489	ManTech International Corp. Class A	294,430
10,867	MAXIMUS, Inc.	674,949
1,092	MicroStrategy, Inc. Class A*	139,503
4,623	New Relic, Inc.*	465,027
5,800	Perficient, Inc.*	152,946
9,226	Presidio, Inc.*	120,861
9,895	Progress Software Corp.	384,124
15,680	QuinStreet, Inc.*	199,136
9,060	Shutterstock, Inc.*	429,988
11,975	Sykes Enterprises, Inc.*	344,640
16,306	Synchronoss Technologies, Inc.*	100,608
5,456	Syntel, Inc.*	175,083
7,668	Tableau Software, Inc. Class A*	749,547
13,648	TechTarget, Inc.*	387,603
21,393	Teradata Corp.*	858,929
13,152	Travelport Worldwide Ltd.	243,838
7,089	TTEC Holdings, Inc.	244,925
25,611	Unisys Corp.*	330,382
2,859	Virtusa Corp.*	139,176
7,596	Yelp, Inc.*	297,611
18,639	Zynga, Inc. Class A*	75,861

		10,519,603

	Technology Hardware & Equipment - 2.9%
34,899	AVX Corp.	546,868
4,639	Comtech Telecommunications Corp.	147,891
9,312	Immersion Corp.*	143,777
17,752	Jabil, Inc.	491,020
6,273	NETGEAR, Inc.*	392,063
5,252	Tech Data Corp.*	431,294
24,331	Vishay Intertechnology, Inc.	564,479

		2,717,392

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Telecommunication Services - 1.0%
7,677	Boingo Wireless, Inc.*	$173,423
27,100	Telephone & Data Systems, Inc.	743,082

		916,505

	Transportation - 2.9%
4,114	ArcBest Corp.	188,010
4,253	Avis Budget Group, Inc.*	138,222
2,126	Copa Holdings S.A. Class A	201,162
5,767	Hawaiian Holdings, Inc.	207,324
3,684	Hertz Global Holdings, Inc.*	56,513
25,647	JetBlue Airways Corp.*	486,780
5,995	Old Dominion Freight Line, Inc.	893,015
6,120	XPO Logistics, Inc.*	613,102

		2,784,128

	Utilities - 4.5%
18,520	National Fuel Gas Co.	980,819
12,163	NRG Energy, Inc.	373,404
14,391	OGE Energy Corp.	506,707
14,716	Pinnacle West Capital Corp.	1,185,522
12,947	Portland General Electric Co.	553,614
28,374	Vistra Energy Corp.*	671,329

		4,271,395

	Total Common Stocks (cost $81,064,891)	$93,727,703

	Total Long-Term Investments (cost $81,064,891)	$93,727,703

SHORT-TERM INVESTMENTS - 2.3%
	Other Investment Pools & Funds - 1.1%
1,063,213	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(2)	$1,063,213

	Securities Lending Collateral - 1.2%
56,531	Citibank NA DDCA, 1.91%, 7/2/2018(2)	56,531
381,860	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(2)	381,860
354,825	Invesco Government & Agency Portfolio, 1.81%(2)	354,825
104,683	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(2)	104,683
232,711	Western Asset Institutional Government Class A Fund, 1.79%(2)	232,711

		1,130,610

	Total Short-Term Investments (cost $2,193,823)	$2,193,823

Total Investments (cost $83,258,714)	101.1%	$95,921,526
Other Assets and Liabilities	(1.1)%	(1,083,086)

Total Net Assets	100.0%	$94,838,440

The accompanying notes are an integral part of these financial statements.

120

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

121

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,115,603	$1,115,603	$—	$—
Banks	5,114,019	5,114,019	—	—
Capital Goods	7,152,440	7,152,440	—	—
Commercial & Professional Services	2,674,224	2,674,224	—	—
Consumer Durables & Apparel	3,106,269	3,106,269	—	—
Consumer Services	4,633,067	4,633,067	—	—
Diversified Financials	4,852,452	4,852,452	—	—
Energy	5,199,077	5,199,077	—	—
Food & Staples Retailing	172,342	172,342	—	—
Food, Beverage & Tobacco	1,232,851	1,232,851	—	—
Health Care Equipment & Services	5,310,674	5,310,674	—	—
Household & Personal Products	1,898,325	1,898,325	—	—
Insurance	3,055,015	3,055,015	—	—
Materials	3,744,954	3,744,954	—	—
Media	1,439,875	1,439,875	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,735,312	6,735,312	—	—
Real Estate	10,018,993	10,018,993	—	—
Retailing	3,185,557	3,185,557	—	—
Semiconductors & Semiconductor Equipment	1,877,631	1,877,631	—	—
Software & Services	10,519,603	10,519,603	—	—
Technology Hardware & Equipment	2,717,392	2,717,392	—	—
Telecommunication Services	916,505	916,505	—	—
Transportation	2,784,128	2,784,128	—	—
Utilities	4,271,395	4,271,395	—	—
Short-Term Investments	2,193,823	2,193,823	—	—

Total	$95,921,526	$95,921,526	$—	$—

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

122

Hartford Stock HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Banks - 2.3%
243,601	PNC Financial Services Group, Inc.	$32,910,495

	Capital Goods - 10.8%
181,929	General Dynamics Corp.	33,913,385
222,765	Honeywell International, Inc.	32,089,298
114,242	Lockheed Martin Corp.	33,750,514
113,701	Northrop Grumman Corp.	34,985,798
175,748	United Technologies Corp.	21,973,772

		156,712,767

	Consumer Durables & Apparel - 6.1%
818,534	NIKE, Inc. Class B	65,220,789
275,423	VF Corp.	22,452,483

		87,673,272

	Consumer Services - 3.7%
201,671	McDonald’s Corp.	31,599,829
444,810	Starbucks Corp.	21,728,968

		53,328,797

	Diversified Financials - 4.3%
363,062	American Express Co.	35,580,076
54,691	BlackRock, Inc.	27,292,997

		62,873,073

	Energy - 3.2%
267,009	Exxon Mobil Corp.	22,089,654
349,390	Schlumberger Ltd.	23,419,612

		45,509,266

	Food & Staples Retailing - 4.1%
202,209	Costco Wholesale Corp.	42,257,637
277,648	Walgreens Boots Alliance, Inc.	16,663,044

		58,920,681

	Food, Beverage & Tobacco - 7.7%
877,722	Coca-Cola Co.	38,496,887
898,224	Diageo plc	32,269,512
374,097	PepsiCo., Inc.	40,727,940

		111,494,339

	Health Care Equipment & Services - 9.7%
332,347	Cardinal Health, Inc.	16,228,504
287,313	Danaher Corp.	28,352,047
167,506	McKesson Corp.	22,345,300
426,675	Medtronic plc	36,527,647
151,058	UnitedHealth Group, Inc.	37,060,570

		140,514,068

	Household & Personal Products - 3.4%
528,605	Colgate-Palmolive Co.	34,258,890
198,429	Procter & Gamble Co.	15,489,368

		49,748,258

	Insurance - 4.9%
298,509	Chubb Ltd.	37,916,613
407,270	Marsh & McLennan Cos., Inc.	33,383,922

		71,300,535

	Materials - 4.2%
197,878	Ecolab, Inc.	27,768,220
209,886	Praxair, Inc.	33,193,471

		60,961,691

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
147,059	Amgen, Inc.	$27,145,621
262,170	Johnson & Johnson	31,811,708
366,316	Merck & Co., Inc.	22,235,381

		81,192,710

	Real Estate - 5.4%
294,413	American Tower Corp. REIT	42,445,522
159,894	Public Storage REIT	36,273,553

		78,719,075

	Retailing - 4.3%
9,440,100	Allstar Co.*(1)(2)(3)(4)	4,342,446
600,187	TJX Cos., Inc.	57,125,799

		61,468,245

	Software & Services - 10.4%
237,220	Accenture plc Class A	38,806,820
142,689	Automatic Data Processing, Inc.	19,140,302
526,814	Microsoft Corp.	51,949,129
307,049	Visa, Inc. Class A	40,668,640

		150,564,891

	Transportation - 8.3%
570,048	Canadian National Railway Co.	46,626,297
309,860	Union Pacific Corp.	43,900,965
282,563	United Parcel Service, Inc. Class B	30,016,667

		120,543,929

	Total Common Stocks (cost $1,110,273,883)	$1,424,436,092

	Total Long-Term Investments (cost $1,110,273,883)	$1,424,436,092

SHORT-TERM INVESTMENTS - 1.5%
	Other Investment Pools & Funds - 1.5%
21,840,468	Fidelity Institutional Government Fund, Institutional Class, 1.80%(5)	$21,840,468

	Total Short-Term Investments (cost $21,840,468)	$21,840,468

Total Investments (cost $1,132,114,351)	99.9%	$1,446,276,560
Other Assets and Liabilities	0.1%	1,312,893

Total Net Assets	100.0%	$1,447,589,453

The accompanying notes are an integral part of these financial statements.

123

Hartford Stock HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At June 30, 2018, the aggregate value of this security was $4,342,446, which represented 0.3% of total net assets.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2018, the aggregate fair value of this security was $4,342,446, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At June 30, 2018, the aggregate value of this security was $4,342,446, which represented 0.3% of total net assets.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

124

Hartford Stock HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$32,910,495	$32,910,495	$—	$—
Capital Goods	156,712,767	156,712,767	—	—
Consumer Durables & Apparel	87,673,272	87,673,272	—	—
Consumer Services	53,328,797	53,328,797	—	—
Diversified Financials	62,873,073	62,873,073	—	—
Energy	45,509,266	45,509,266	—	—
Food & Staples Retailing	58,920,681	58,920,681	—	—
Food, Beverage & Tobacco	111,494,339	79,224,827	32,269,512	—
Health Care Equipment & Services	140,514,068	140,514,068	—	—
Household & Personal Products	49,748,258	49,748,258	—	—
Insurance	71,300,535	71,300,535	—	—
Materials	60,961,691	60,961,691	—	—
Pharmaceuticals, Biotechnology & Life Sciences	81,192,710	81,192,710	—	—
Real Estate	78,719,075	78,719,075	—	—
Retailing	61,468,245	57,125,799	—	4,342,446
Software & Services	150,564,891	150,564,891	—	—
Transportation	120,543,929	120,543,929	—	—
Short-Term Investments	21,840,468	21,840,468	—	—

Total	$1,446,276,560	$1,409,664,602	$32,269,512	$4,342,446

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a Reconciliation of Level 3 assets for the period ended June 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

125

Hartford Total Return Bond HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 35.7%
		Asset-Backed - Automobile - 0.6%
$	1,115,319	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	$1,108,117
	2,625,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	2,595,364
	969,382	First Investors Auto Owner Trust 2.39%, 11/16/2020(1)	968,909
	799,020	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	799,116
	3,758,762	Skopos Auto Receivables Trust 3.19%, 09/15/2021(1)	3,759,616
	4,810,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	4,780,113

			14,011,235

		Asset-Backed - Finance & Insurance - 20.1%
	9,180,000	AMMC CLO Ltd. 3 mo. USD LIBOR + 1.250%, 3.61%, 07/25/2029(1)(2)	9,184,911
	9,215,000	Apex Credit CLO Ltd. 3 mo. USD LIBOR + 1.470%, 3.83%, 04/24/2029(1)(2)	9,248,865
	4,478,506	Apidos CLO 3 mo. USD LIBOR + 0.980%, 3.34%, 01/19/2025(1)(2)	4,476,141
	4,560,000	Atlas Senior Loan Fund X Ltd. 3 mo. USD LIBOR + 1.090%, 3.44%, 01/15/2031(1)(2)	4,553,552
		Atrium CDO Corp.
	6,700,000	3 mo. USD LIBOR + 0.830%, 3.19%, 04/22/2027(1)(2)	6,697,086
	673,085	3 mo. USD LIBOR + 0.950%, 3.30%, 07/16/2025(1)(2)	672,846
		Avery Point CLO Ltd.
	10,050,000	3 mo. USD LIBOR + 1.100%, 3.46%, 04/25/2026(1)(2)	10,046,131
	5,601,322	3 mo. USD LIBOR + 1.120%, 3.48%, 01/18/2025(1)(2)	5,599,215
	2,330,000	Babson CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.51%, 07/20/2025(1)(2)	2,328,963
		Bayview Opportunity Master Fund Trust
	3,498,103	2.98%, 10/28/2032(1)(3)	3,479,577
	497,151	3.11%, 09/28/2032(1)(3)	495,181
	3,802,921	3.35%, 11/28/2032(1)(3)	3,783,902
	3,274,702	3.50%, 01/28/2055(1)(4)	3,268,620
	3,808,252	3.50%, 06/28/2057(1)(4)	3,800,661
	7,450,617	3.50%, 07/28/2057(1)(4)	7,431,202
	4,964,311	3.50%, 01/28/2058(1)(4)	4,956,007
	3,208,009	3.60%, 02/25/2033(1)(3)	3,210,932
	2,856,095	4.00%, 11/28/2053(1)(4)	2,882,859
	5,615,820	4.00%, 10/28/2064(1)(4)	5,664,902
	840,000	Benefit Street Partners CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.16%, 10/18/2029(1)(2)	839,580
		BlueMountain CLO Ltd.
	6,547,100	3 mo. USD LIBOR + 1.010%, 3.36%, 04/15/2025(1)(2)	6,543,840
	7,372,821	3 mo. USD LIBOR + 1.260%, 3.62%, 04/30/2026(1)(2)	7,369,724
	886,167	Cal Funding Ltd. 3.47%, 10/25/2027(1)	877,865

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 35.7% - (continued)
		Asset-Backed - Finance & Insurance - 20.1% - (continued)
$	7,890,000	Carlyle Global Market Strategies CLO Ltd. 1 mo. USD LIBOR + 0.780%, 3.15%, 04/27/2027(1)(2)	$7,855,765
	7,305,000	CBAM Ltd. 3 mo. USD LIBOR + 1.230%, 3.58%, 10/17/2029(1)(2)	7,312,356
		Cent CLO Ltd.
	8,980,014	3 mo. USD LIBOR + 1.100%, 3.46%, 01/25/2026(1)(2)	8,978,155
	6,240,000	3 mo. USD LIBOR + 1.210%, 3.58%, 07/27/2026(1)(2)	6,236,868
		CIFC Funding Ltd.
	8,960,000	3 mo. USD LIBOR + 1.050%, 3.16%, 04/24/2030(1)(2)	8,908,650
	646,273	3 mo. USD LIBOR + 0.850%, 3.20%, 07/16/2030(1)(2)	646,240
	6,935,000	3 mo. USD LIBOR + 1.500%, 3.86%, 07/22/2026(1)(2)	6,929,306
	1,821,537	Civic Mortgage LLC 3.89%, 06/25/2022(1)(3)	1,821,115
	514,926	Conn’s Receivables Funding LLC 2.73%, 07/15/2020(1)	514,846
	2,130,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 4.20%, 10/15/2029(1)(2)	2,141,308
	3,275,000	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	3,309,420
		Dryden Senior Loan Fund
	7,264,000	3 mo. USD LIBOR + 0.820%, 3.16%, 11/15/2028(1)(2)	7,223,264
	6,710,000	3 mo. USD LIBOR + 1.430%, 3.78%, 07/15/2027(1)(2)	6,707,933
	7,852,000	3 mo. USD LIBOR + 1.430%, 3.78%, 10/15/2028(1)(2)	7,869,518
	1,324,478	Fieldstone Mortgage Investment Corp. 1 mo. USD LIBOR + 0.270%, 2.36%, 05/25/2036(2)	1,017,422
	3,267,261	First Franklin Mortgage Loan Trust 1 mo. USD LIBOR + 0.240%, 2.33%, 04/25/2036(2)	2,854,369
	262,683	GreatAmerica Leasing Receivables Funding LLC 1.72%, 04/22/2019(1)	262,307
	3,603,282	GSAMP Trust 1 mo. USD LIBOR + 0.090%, 2.18%, 01/25/2037(2)	2,445,510
	2,295,000	Highbridge Loan Management Ltd. 3 mo. USD LIBOR + 1.000%, 3.36%, 02/05/2031(1)(2)	2,292,019
	4,578,000	LCM Ltd. 3 mo. USD LIBOR + 1.210%, 3.57%, 07/20/2030(1)(2)	4,589,509
		Lendmark Funding Trust
	3,235,000	2.83%, 12/22/2025(1)	3,202,599
	4,590,000	3.26%, 04/21/2025(1)	4,595,677
		Madison Park Funding Ltd.
	7,200,000	3 mo. USD LIBOR + 1.160%, 3.52%, 07/23/2029(1)(2)	7,197,509
	3,582,000	3 mo. USD LIBOR + 1.190%, 3.55%, 10/21/2030(1)(2)	3,586,993

The accompanying notes are an integral part of these financial statements.

126

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 35.7% - (continued)
		Asset-Backed - Finance & Insurance - 20.1% - (continued)
$	9,860,000	3 mo. USD LIBOR + 1.260%, 3.62%, 07/20/2026(1)(2)	$9,856,963
		Magnetite CLO Ltd.
	8,310,000	3 mo. USD LIBOR + 1.000%, 3.36%, 07/25/2026(1)(2)	8,299,712
	6,595,000	3 mo. USD LIBOR + 1.500%, 3.86%, 07/25/2026(1)(2)	6,590,318
	1,803,656	Marlette Funding Trust 2.36%, 12/15/2024(1)	1,796,214
	5,611,745	MFA Trust 3.35%, 11/25/2047(1)(3)	5,567,103
		Nationstar HECM Loan Trust
	664,192	1.97%, 05/25/2027(1)	661,934
	1,291,477	2.04%, 09/25/2027(1)(4)	1,286,100
	560,000	2.94%, 05/25/2027(1)	555,615
		NRZ Advance Receivables Trust
	6,250,000	3.11%, 12/15/2050(1)	6,243,978
	5,421,000	3.21%, 02/15/2051(1)	5,381,753
		NRZ Excess Spread-Collateralized Notes
	5,176,734	3.19%, 01/25/2023(1)	5,141,648
	3,182,084	3.27%, 02/25/2023(1)	3,168,601
	2,190,899	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(3)	2,170,512
	3,030,000	Oak Hill Credit Partners Ltd. 3 mo. USD LIBOR + 1.130%, 3.49%, 07/20/2026(1)(2)	3,028,421
	2,495,000	Oaktree EIF Ltd. 3 mo. USD LIBOR + 1.450%, 3.80%, 07/17/2029(1)(2)	2,493,406
	6,780,000	OCP CLO Ltd. 3 mo. USD LIBOR + 0.850%, 3.20%, 04/17/2027(1)(2)	6,760,501
	3,715,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.320%, 3.68%, 03/17/2030(1)(2)	3,734,266
		OneMain Financial Issuance Trust
	7,814,000	2.37%, 09/14/2032(1)	7,661,264
	6,299,137	4.10%, 03/20/2028(1)	6,336,921
	7,495,000	OZLM Ltd. 3 mo. USD LIBOR + 1.450%, 3.81%, 04/30/2027(1)(2)	7,492,407
		Pretium Mortgage Credit Partners LLC
	1,074,753	3.33%, 12/30/2032(1)(4)	1,070,049
	1,268,281	3.38%, 01/27/2033(1)(3)	1,257,614
	1,788,660	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	1,781,380
	5,250,000	SBA Tower Trust 2.90%, 10/15/2044(1)(3)	5,216,729
	463,660	Securitized Asset Backed Receivables LLC Trust 1 mo. USD LIBOR + 0.090%, 2.18%, 07/25/2036(2)	228,831
	7,305,000	Shackleton CLO Ltd. 3 mo. USD LIBOR + 1.160%, 3.51%, 07/17/2026(1)(2)	7,302,874
		SoFi Consumer Loan Program LLC
	1,789,314	2.50%, 05/26/2026(1)	1,766,668
	916,834	2.77%, 05/25/2026(1)	909,469
	2,175,373	3.05%, 12/26/2025(1)	2,168,583
	1,929,564	3.09%, 10/27/2025(1)	1,926,107

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 35.7% - (continued)
		Asset-Backed - Finance & Insurance - 20.1% - (continued)
$	1,627,961	3.28%, 01/26/2026(1)	$1,626,588
		Sound Point CLO Ltd.
	5,015,000	1 mo. USD LIBOR + 1.150%, 3.65%, 04/18/2031(1)(2)	4,988,817
	2,575,000	3 mo. USD LIBOR + 1.390%, 3.75%, 01/23/2029(1)(2)	2,581,731
		Springleaf Funding Trust
	8,130,000	2.68%, 07/15/2030(1)	7,996,262
	4,985,000	2.90%, 11/15/2029(1)	4,959,315
	5,340,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	5,388,621
	8,660,000	Symphony CLO Ltd. 3 mo. USD LIBOR + 1.280%, 3.63%, 07/14/2026(1)(2)	8,657,315
		Towd Point Mortgage Trust
	9,104,309	2.75%, 10/25/2056(1)(4)	8,913,405
	2,358,577	2.75%, 04/25/2057(1)(4)	2,319,866
	6,163,432	2.75%, 06/25/2057(1)(4)	6,015,089
	4,427,725	2.75%, 07/25/2057(1)(4)	4,332,956
	7,660,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.370%, 3.73%, 04/20/2027(1)(2)	7,658,070
	2,742,060	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)(3)	2,729,560
	7,072,867	VOLT LLC 3.38%, 10/25/2047(1)(3)	7,040,365
	1,609,659	VOLT LX LLC 3.25%, 06/25/2047(1)(3)	1,600,674
	1,393,924	VOLT LXII LLC 3.13%, 09/25/2047(1)(3)	1,380,501
	2,587,154	VOLT LXIII LLC 3.00%, 10/25/2047(1)(3)	2,558,716
	3,965,278	VOLT LXVI 4.34%, 05/25/2048(1)(3)	3,963,592
		Voya CLO Ltd.
	7,550,000	3 mo. USD LIBOR + 0.900%, 3.26%, 01/18/2029(1)(2)	7,535,859
	4,835,000	1 mo. USD LIBOR + 0.990%, 3.35%, 04/18/2031(1)(2)	4,814,519
	2,915,000	3 mo. USD LIBOR + 1.250%, 3.60%, 04/17/2030(1)(2)	2,918,781
	2,670,000	3 mo. USD LIBOR + 1.250%, 3.61%, 01/18/2029(1)(2)	2,638,836
	2,069,600	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	2,025,000
	10,785,000	York CLO Ltd. 3 mo. USD LIBOR + 1.630%, 2.73%, 01/20/2030(1)(2)	10,924,515

			449,336,114

		Asset-Backed - Home Equity - 2.3%
		GSAA Home Equity Trust
	6,336,052	1 mo. USD LIBOR + 0.080%, 2.17%, 02/25/2037(2)	3,334,011
	3,730,909	1 mo. USD LIBOR + 0.100%, 2.19%, 03/25/2037(2)	1,854,904
	2,719,830	1 mo. USD LIBOR + 0.180%, 2.27%, 11/25/2036(2)	1,349,211
	120,327	1 mo. USD LIBOR + 0.240%, 2.33%, 11/25/2036(2)	71,536

The accompanying notes are an integral part of these financial statements.

127

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 35.7% - (continued)
		Asset-Backed - Home Equity - 2.3% - (continued)
$	662,397	5.99%, 06/25/2036(4)	$324,373
	7,808,741	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(1)(3)	7,832,123
	176,747	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1 mo. USD LIBOR + 0.150%, 2.24%, 06/25/2036(2)	151,055
	1,526,549	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.26%, 11/25/2036(2)	687,477
		New Residential Mortgage Loan Trust
	6,665,863	1 mo. USD LIBOR + 1.500%, 3.59%, 06/25/2057(1)(2)	6,844,367
	8,743,568	4.00%, 02/25/2057(1)(4)	8,816,037
	7,255,030	4.00%, 08/27/2057(1)(4)	7,320,129
	3,060,518	4.00%, 12/25/2057(1)(4)	3,079,971
	6,531,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	6,469,976
		Soundview Home Loan Trust
	3,095,388	1 mo. USD LIBOR + 0.180%, 2.27%, 07/25/2037(2)	2,687,249
	435,000	1 mo. USD LIBOR + 0.250%, 2.34%, 11/25/2036(2)	393,275

			51,215,694

		Collateralized - Mortgage Obligations - 0.3%
	1,955,683	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(4)	1,948,493
	3,571,616	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)	3,558,083

			5,506,576

		Commercial Mortgage-Backed Securities - 6.1%
		Banc of America Commercial Mortgage Trust
	40,006,920	0.89%, 11/15/2050(4)(5)	2,254,402
	4,722,098	0.96%, 11/15/2054(4)(5)	283,469
		BBCMS Mortgage Trust
	28,957,615	1.69%, 02/15/2050(4)(5)	2,809,091
	8,553,000	1 mo. USD LIBOR + 0.850%, 2.92%, 08/15/2036(1)(2)	8,552,919
	1,440,000	3.67%, 02/15/2050	1,426,159
		Benchmark Mortgage Trust
	12,016,433	0.67%, 01/15/2051(4)(5)	475,010
	20,356,000	0.70%, 07/15/2051	808,192
		CFCRE Commercial Mortgage Trust
	1,145,000	3.57%, 06/15/2050	1,129,058
	1,000,000	3.84%, 12/10/2054	1,002,204
		Citigroup Commercial Mortgage Trust
	23,803,580	1.19%, 07/10/2047(4)(5)	1,148,016
	26,450,503	1.25%, 04/10/2048(4)(5)	1,396,489
	3,074,752	2.94%, 10/10/2049	2,916,779
	975,000	3.62%, 02/10/2049	973,255
	1,040,000	3.76%, 06/10/2048	1,049,531
	970,000	3.82%, 11/10/2048	981,458
		Commercial Mortgage Pass-Through Certificates
	9,371,739	0.88%, 02/10/2047(4)(5)	227,186
	535,000	4.24%, 02/10/2047(4)	554,900
		Commercial Mortgage Trust
	4,473,689	0.95%, 08/10/2046(4)(5)	128,687

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 35.7% - (continued)
		Commercial Mortgage-Backed Securities - 6.1% - (continued)
$	6,884,413	2.08%, 07/10/2046(1)(4)(5)	$218,203
	1,035,000	2.54%, 12/10/2045	1,004,917
	960,889	2.82%, 10/15/2045	941,807
	1,670,000	2.85%, 10/15/2045	1,626,208
	1,145,000	3.10%, 03/10/2046	1,133,383
	930,000	3.21%, 03/10/2046	924,281
	1,760,000	3.35%, 02/10/2048	1,739,791
	6,780,000	3.42%, 03/10/2031(1)	6,827,345
	1,260,000	3.61%, 06/10/2046(4)	1,273,337
	705,000	3.62%, 07/10/2050	701,331
	2,120,000	3.69%, 08/10/2047	2,135,781
	1,490,000	3.77%, 02/10/2049	1,490,289
	1,150,133	3.80%, 08/10/2047	1,165,776
	1,485,000	3.83%, 07/15/2047	1,508,087
	1,140,000	3.90%, 07/10/2050	1,151,797
	575,125	3.96%, 03/10/2047	587,720
	1,299,199	4.02%, 07/10/2045	1,335,367
	630,000	4.07%, 02/10/2047(4)	648,561
	1,045,000	4.21%, 08/10/2046(4)	1,084,677
	615,085	4.38%, 07/10/2045(4)	640,519
	720,000	4.73%, 10/15/2045(1)(4)	131,746
	1,920,000	4.75%, 10/15/2045(1)(4)	913,728
	545,178	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	541,276
		CSAIL Commercial Mortgage Trust
	63,316,577	0.97%, 06/15/2057(4)(5)	2,624,523
	3,869,782	1.19%, 11/15/2048(4)(5)	198,026
	11,445,019	1.96%, 01/15/2049(4)(5)	1,105,439
	470,000	3.45%, 08/15/2048	465,021
	790,000	3.50%, 11/15/2049	774,382
	545,000	3.54%, 11/15/2048	541,816
	550,000	3.72%, 08/15/2048	551,976
	83,000	3.76%, 11/15/2048	83,404
	980,000	3.81%, 11/15/2048	987,876
	7,544,468	DBUBS Mortgage Trust 0.90%, 11/10/2046(1)(4)(5)	95,465
	3,061,582	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	3,208,002
		FREMF Mortgage Trust
	4,680,000	3.07%, 10/25/2047(1)(4)	4,653,391
	785,000	3.80%, 11/25/2049(1)(4)	766,543
	1,380,000	3.88%, 11/25/2050(1)(4)	1,319,382
	5,485,000	5.44%, 09/25/2043(1)(4)	5,698,362
	1,292,129	GE Business Loan Trust 1 mo. USD LIBOR + 1.000%, 3.07%, 05/15/2034(1)(2)	1,207,987
	4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,233,632
		GS Mortgage Securities Trust
	46,230,160	0.12%, 07/10/2046(4)(5)	195,077
	6,585,204	1.52%, 08/10/2044(1)(4)(5)	219,603
	1,580,166	3.67%, 04/10/2047(1)	613,436
	1,165,000	3.67%, 03/10/2050	1,161,080
	785,121	4.07%, 01/10/2047	808,382
	2,215,000	5.02%, 04/10/2047(1)(4)	1,818,134
		JP Morgan Chase Commercial Mortgage Securities Trust
	2,185,000	2.73%, 10/15/2045(1)(4)	1,023,498

The accompanying notes are an integral part of these financial statements.

128

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 35.7% - (continued)
		Commercial Mortgage-Backed Securities - 6.1% - (continued)
$	765,128	2.84%, 12/15/2047	$748,793
	1,290,924	4.52%, 12/15/2047(1)(4)	1,028,365
		JPMBB Commercial Mortgage Securities Trust
	28,798,232	0.94%, 09/15/2047(4)(5)	772,426
	7,795,663	0.97%, 05/15/2048(4)(5)	251,557
	825,000	2.91%, 10/15/2048	795,874
	1,135,000	3.36%, 07/15/2045	1,134,796
	810,060	3.61%, 05/15/2048	810,640
	435	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(4)	436
	29,707	Lehman Brothers Small Balance Commercial Mortgage Trust 5.52%, 09/25/2030(1)(4)	29,886
		Morgan Stanley Bank of America Merrill Lynch Trust
	1,573,819	1.23%, 10/15/2048(4)(5)	92,750
	15,862,555	1.26%, 12/15/2047(4)(5)	672,609
	1,530,000	3.13%, 12/15/2048	1,512,979
	1,320,000	3.18%, 08/15/2045	1,310,030
	795,172	4.26%, 10/15/2046(4)	823,437
		Morgan Stanley Capital Trust
	35,035,800	0.57%, 09/15/2047(1)(4)(5)	268,455
	8,262,017	1.61%, 06/15/2050(4)(5)	729,561
	625,000	2.78%, 08/15/2049	585,234
	590,000	3.34%, 12/15/2049	573,907
	4,920,000	3.47%, 08/11/2033(1)	4,911,797
	770,000	3.60%, 12/15/2049	761,766
	920,000	5.31%, 10/12/2052(1)(4)	77,931
	1,460,000	5.33%, 07/15/2049(1)(4)	1,260,353
	790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(4)	748,154
		UBS Commercial Mortgage Trust
	4,949,254	1.30%, 08/15/2050(4)(5)	375,865
	850,000	3.43%, 08/15/2050	826,887
		UBS-Barclays Commercial Mortgage Trust
	790,000	2.85%, 12/10/2045	773,473
	2,295,000	3.09%, 08/10/2049	2,274,054
	2,065,000	3.19%, 03/10/2046	2,047,848
	775,000	3.24%, 04/10/2046	770,018
		Wells Fargo Commercial Mortgage Trust
	21,272,579	1.30%, 05/15/2048(4)(5)	1,107,450
	1,166,593	2.92%, 10/15/2045	1,149,112
	419,000	2.92%, 11/15/2049	394,401
	345,000	2.94%, 10/15/2049	326,982
	805,000	3.29%, 05/15/2048	792,225
	440,000	3.41%, 12/15/2047	435,169
	775,000	3.45%, 07/15/2050	758,100
	790,000	3.56%, 01/15/2059	785,332
	1,145,000	3.62%, 09/15/2057	1,144,042
	445,000	3.79%, 09/15/2048	448,788
	430,000	4.24%, 05/15/2048(4)	373,389
		WF-RBS Commercial Mortgage Trust
	255,115	2.88%, 12/15/2045	250,208
	1,215,000	3.00%, 08/15/2045	1,201,854
	1,150,000	3.07%, 03/15/2045	1,137,032
	450,000	3.35%, 05/15/2045	442,017
	1,015,000	3.61%, 11/15/2047	1,016,760
	990,000	3.72%, 05/15/2047	1,002,746
	925,000	4.00%, 05/15/2047	949,562

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 35.7% - (continued)
		Commercial Mortgage-Backed Securities - 6.1% - (continued)
$	230,000	4.05%, 03/15/2047	$236,751
	755,286	4.10%, 03/15/2047	780,088
	1,095,000	4.15%, 08/15/2046(4)	1,133,133
	710,000	5.00%, 06/15/2044(1)(4)	482,852
	790,000	5.77%, 04/15/2045(1)(4)	803,884

			136,318,927

		Diversified Financial Services - 0.1%
	1,716,000	Barings CLO Ltd. 1 mo. USD LIBOR + 0.950%, 3.02%, 07/20/2029(1)(2)	1,713,733

		Whole Loan Collateral CMO - 6.2%
		Alternative Loan Trust
	1,240,255	1 mo. USD LIBOR + 0.320%, 2.41%, 11/25/2035(2)	1,118,988
	252,054	1 mo. USD LIBOR + 0.270%, 2.63%, 01/25/2036(2)	242,650
	1,162,827	5.75%, 05/25/2036	876,927
		Angel Oak Mortgage Trust LLC
	2,600,915	2.48%, 07/25/2047(1)(4)	2,576,310
	2,076,329	2.71%, 11/25/2047(1)(4)	2,062,459
	699,179	2.81%, 01/25/2047(1)(4)	695,284
		Banc of America Funding Trust
	1,582,590	1 mo. USD LIBOR + 0.300%, 2.38%, 05/20/2047(2)	1,453,702
	4,749,292	5.77%, 05/25/2037(4)	4,716,541
	175,433	5.85%, 01/25/2037(3)	161,025
	1,069,895	BCAP LLC Trust 1 mo. USD LIBOR + 0.180%, 2.27%, 03/25/2037(2)	1,044,836
	518,875	Bear Stearns Adjustable Rate Mortgage Trust 1 year USD CMT + 2.300%, 3.52%, 10/25/2035(2)	524,654
	1,430,660	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.500%, 2.59%, 01/25/2036(2)	1,481,023
	494,145	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 2.27%, 10/25/2036(2)	461,565
		CHL Mortgage Pass-Through Trust
	597,632	3.34%, 11/20/2035(4)	544,633
	2,992,284	3.47%, 09/25/2047(4)	2,798,097
	6,989,518	CIM Trust 3.00%, 04/25/2057(1)(4)	6,913,091
	2,801,038	COLT Mortgage Loan Trust 2.93%, 02/25/2048(1)(4)	2,788,125
	2,317,687	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	2,261,893
	2,732,288	CSMC Trust 3.25%, 04/25/2047(1)(4)	2,668,183
		Deephaven Residential Mortgage Trust
	1,832,318	2.45%, 06/25/2047(1)(4)	1,805,858
	2,347,925	2.58%, 10/25/2047(1)(4)	2,333,378
	1,094,205	2.73%, 12/26/2046(1)(4)	1,089,574
		Fannie Mae Connecticut Avenue Securities
	2,025,000	1 mo. USD LIBOR + 3.550%, 5.64%, 07/25/2029(2)	2,199,782

The accompanying notes are an integral part of these financial statements.

129

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 35.7% - (continued)
		Whole Loan Collateral CMO - 6.2% - (continued)
$	4,065,143	1 mo. USD LIBOR + 4.350%, 6.44%, 05/25/2029(2)	$4,522,466
	1,423,308	1 mo. USD LIBOR + 4.900%, 6.99%, 11/25/2024(2)	1,628,190
	784,881	1 mo. USD LIBOR + 5.700%, 7.79%, 04/25/2028(2)	913,543
	616,000	1 mo. USD LIBOR + 6.000%, 8.09%, 09/25/2028(2)	728,611
	2,266,642	Galton Funding Mortgage Trust 3.50%, 11/25/2057(1)(4)	2,264,517
	38,437	GMACM Mortgage Loan Trust 3.83%, 04/19/2036(4)	35,866
		GSR Mortgage Loan Trust
	1,412,164	1 mo. USD LIBOR + 0.300%, 2.39%, 01/25/2037(2)	829,154
	2,597,017	3.73%, 01/25/2036(4)	2,564,872
		HarborView Mortgage Loan Trust
	1,199,326	1 mo. USD LIBOR + 0.190%, 2.28%, 01/19/2038(2)	1,175,869
	4,395,553	1 mo. USD LIBOR + 0.240%, 2.33%, 12/19/2036(2)	4,068,826
	1,391,490	IndyMac Index Mortgage Loan Trust 3.53%, 03/25/2036(4)	1,244,899
	361,478	JP Morgan Mortgage Trust 3.75%, 04/25/2037(4)	346,656
	1,479,872	Lehman XS Trust 1 mo. USD LIBOR + 0.210%, 2.30%, 07/25/2046(2)	1,425,064
		LSTAR Securities Investment Ltd.
	1,901,123	1 mo. USD LIBOR + 1.650%, 0.04%, 11/01/2022(1)(2)	1,894,189
	2,997,001	1 mo. USD LIBOR + 1.750%, 0.04%, 10/01/2022(1)(2)	2,985,348
	2,412,910	1 mo. USD LIBOR + 1.550%, 3.53%, 02/01/2023(1)(2)	2,385,837
	1,776,404	1 mo. USD LIBOR + 1.750%, 3.73%, 09/01/2022(1)(2)	1,778,541
	637,405	MASTR Adjustable Rate Mortgages Trust 3.92%, 11/21/2034(4)	654,387
	1,804,712	MFA Trust 2.59%, 02/25/2057(1)(4)	1,770,168
		New Residential Mortgage Loan Trust
	5,138,705	3.75%, 11/26/2035(1)(4)	5,154,780
	4,566,545	3.75%, 11/25/2056(1)(4)	4,570,864
	8,480,306	4.00%, 03/25/2057(1)(4)	8,598,874
	6,872,208	4.00%, 04/25/2057(1)(4)	6,938,650
	5,587,923	4.00%, 05/25/2057(1)(4)	5,654,139
	1,590,546	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,560,029
		Residential Accredit Loans, Inc.
	3,675,964	2.82%, 11/25/2037(4)	3,183,043
	943,909	6.00%, 12/25/2035	908,227
	1,765,000	Structured Agency Credit Risk Trust 1 mo. USD LIBOR + 1.650%, 3.74%, 04/25/2043(1)(2)	1,771,508
		Towd Point Mortgage Trust
	4,211,550	2.25%, 04/25/2056(1)(4)	4,113,538
	6,267,632	1 mo. USD LIBOR + 0.600%, 2.69%, 02/25/2057(1)(2)	6,256,432
	1,014,864	2.75%, 02/25/2055(1)(4)	1,002,488

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 35.7% - (continued)
		Whole Loan Collateral CMO - 6.2% - (continued)
$	3,539,549	2.75%, 08/25/2055(1)(4)	$3,472,538
	815,514	3.00%, 03/25/2054(1)(4)	809,656
		WaMu Mortgage Pass-Through Certificates Trust
	3,900,875	12 mo. USD MTA + 0.820%, 2.28%, 12/25/2046(2)	3,526,254
	806,125	1 mo. USD LIBOR + 0.420%, 2.51%, 06/25/2044(2)	779,175
	1,477,039	3.57%, 06/25/2037(4)	1,383,572
		Wells Fargo Commercial Mortgage Trust
	45,939,743	1.31%, 09/15/2057(4)(5)	2,280,141
	1,015,000	3.84%, 09/15/2058	1,028,210

			139,027,699

		Total Asset & Commercial Mortgage Backed Securities (cost $803,715,701)	$797,129,978

CORPORATE BONDS - 28.0%
		Aerospace/Defense - 0.2%
		DAE Funding LLC
	75,000	4.50%, 08/01/2022(1)	72,750
	80,000	5.00%, 08/01/2024(1)	76,840
	4,347,000	Lockheed Martin Corp. 4.09%, 09/15/2052	4,091,901
	140,000	United Technologies Corp. 2.80%, 05/04/2024	132,693

			4,374,184

		Agriculture - 0.9%
		Altria Group, Inc.
	5,890,000	2.85%, 08/09/2022	5,750,903
	2,345,000	3.88%, 09/16/2046	2,060,493
		BAT Capital Corp.
	1,415,000	2.30%, 08/14/2020(1)	1,382,774
	2,200,000	4.39%, 08/15/2037(1)	2,063,912
	2,010,000	BAT International Finance plc 2.75%, 06/15/2020(1)	1,988,076
		Imperial Brands Finance plc
	1,420,000	2.05%, 07/20/2018(1)	1,419,718
	1,950,000	2.95%, 07/21/2020(1)	1,929,902
	1,300,000	3.75%, 07/21/2022(1)	1,290,318
	2,640,000	Reynolds American, Inc. 3.25%, 06/12/2020	2,637,290

			20,523,386

		Airlines - 0.1%
		Delta Air Lines, Inc.
	1,425,000	3.63%, 03/15/2022	1,408,918
	1,310,000	3.80%, 04/19/2023	1,294,542

			2,703,460

		Auto Manufacturers - 0.3%
	1,175,000	Ford Motor Co. 5.29%, 12/08/2046	1,088,910
		General Motors Co.
	2,220,000	5.40%, 04/01/2048	2,109,098
	1,000,000	6.25%, 10/02/2043	1,036,305
	1,035,000	6.75%, 04/01/2046	1,146,614
		General Motors Financial Co., Inc.
	500,000	3.70%, 05/09/2023	490,528

The accompanying notes are an integral part of these financial statements.

130

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Auto Manufacturers - 0.3% - (continued)
$	1,760,000	3.95%, 04/13/2024	$1,722,348

			7,593,803

		Auto Parts & Equipment - 0.0%
	450,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	403,875
	290,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	269,700

			673,575

		Beverages - 0.8%
		Anheuser-Busch InBev Finance, Inc.
	3,090,000	3.30%, 02/01/2023	3,064,163
	125,000	3.65%, 02/01/2026	122,368
	70,000	4.70%, 02/01/2036	70,948
	310,000	4.90%, 02/01/2046	318,797
		Anheuser-Busch InBev Worldwide, Inc.
	1,385,000	3.50%, 01/12/2024	1,376,447
	2,120,000	3.75%, 07/15/2042	1,864,399
	1,580,000	4.60%, 04/15/2048	1,556,702
	2,035,000	4.75%, 04/15/2058	1,987,726
		Constellation Brands, Inc.
	2,295,000	2.65%, 11/07/2022	2,199,545
	380,000	2.70%, 05/09/2022	367,286
	1,490,000	3.60%, 02/15/2028	1,408,396
	245,000	4.50%, 05/09/2047	233,171
	2,003,000	4.75%, 12/01/2025	2,073,506

			16,643,454

		Biotechnology - 0.4%
	1,815,000	Amgen, Inc. 2.65%, 05/11/2022	1,757,692
	1,065,000	Celgene Corp. 4.63%, 05/15/2044	988,561
		Gilead Sciences, Inc.
	835,000	3.25%, 09/01/2022	830,187
	4,490,000	4.15%, 03/01/2047	4,291,891

			7,868,331

		Chemicals - 0.5%
	440,000	CF Industries, Inc. 4.95%, 06/01/2043	371,800
	290,000	Chemours Co. 5.38%, 05/15/2027	280,575
	1,080,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	998,437
		Methanex Corp.
	1,590,000	4.25%, 12/01/2024	1,561,983
	625,000	5.65%, 12/01/2044	607,258
	290,000	Olin Corp. 5.13%, 09/15/2027	282,025
		Sherwin-Williams Co.
	875,000	3.13%, 06/01/2024	835,738
	1,830,000	3.45%, 06/01/2027	1,728,929
		Syngenta Finance N.V.
	2,570,000	4.44%, 04/24/2023(1)	2,555,612
	1,810,000	4.89%, 04/24/2025(1)	1,774,665
	265,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	268,683

			11,265,705

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Commercial Banks - 9.1%
		Banco Bilbao Vizcaya Argentaria S.A.
$	4,000,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(6)(7)	$3,530,000
EUR	600,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(2)(7)(8)	784,795
		Banco de Sabadell S.A.
	800,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(2)(7)(8)	922,095
	2,200,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(7)(8)	2,566,077
		Banco Santander S.A.
$	3,600,000	3.80%, 02/23/2028	3,288,177
	1,200,000	3.85%, 04/12/2023	1,173,591
		Bank of America Corp.
	4,765,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(2)	4,686,298
	6,005,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(2)	5,777,509
	4,620,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(2)	4,455,674
	1,020,000	4.00%, 01/22/2025	1,006,895
	40,000	4.18%, 11/25/2027	38,956
	2,285,000	4.20%, 08/26/2024	2,296,926
	2,925,000	7.75%, 05/14/2038	3,960,964
	1,030,000	Barclays Bank plc 2.65%, 01/11/2021	1,006,934
	1,450,000	Barclays plc 5 year USD Swap + 6.772%, 7.88%, 03/15/2022(2)(7)(8)	1,498,012
		BNP Paribas S.A.
	1,065,000	2.95%, 05/23/2022(1)	1,028,072
	2,890,000	3.38%, 01/09/2025(1)	2,730,133
	1,505,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(7)	1,325,724
	1,940,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(6)(7)	2,024,875
		BPCE S.A.
	1,265,000	2.75%, 01/11/2023(1)	1,208,749
	1,245,000	3.00%, 05/22/2022(1)	1,202,494
	1,020,000	Branch Banking & Trust Co. 1.45%, 05/10/2019	1,008,931
EUR	400,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(7)(8)	513,248
	1,200,000	CaixaBank S.A. 5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(2)(7)(8)	1,488,945
		Citigroup, Inc.
$	1,025,000	2.50%, 09/26/2018	1,024,709
	1,905,000	2.70%, 03/30/2021	1,868,377
	1,300,000	2.70%, 10/27/2022	1,248,420
	2,960,000	3 mo. USD LIBOR + 1.100%, 3.42%, 05/17/2024(2)	2,974,801
	1,085,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(2)	1,019,400
	1,025,000	3 mo. USD LIBOR + 1.192%, 4.08%, 04/23/2029(2)	1,005,680
	4,190,000	4.45%, 09/29/2027	4,121,418
	111,000	4.65%, 07/30/2045	110,459
	1,580,000	4.75%, 05/18/2046	1,502,460

The accompanying notes are an integral part of these financial statements.

131

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Commercial Banks - 9.1% - (continued)
		Credit Agricole S.A.
$	1,750,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(1)(2)	$1,597,416
	4,000,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(7)	4,235,000
	5,685,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(2)(7)	5,557,701
	685,000	DNB Bank ASA 5 year USD Swap + 5.080%, 6.50%, 03/26/2022(2)(7)(8)	699,556
		Goldman Sachs Group, Inc.
	1,340,000	2.35%, 11/15/2021	1,288,666
	2,720,000	2.88%, 02/25/2021	2,684,619
	2,235,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(2)	2,181,852
	3,040,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(2)	2,928,036
	4,430,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(2)	4,199,566
	3,860,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(2)	3,671,391
	2,285,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(2)	2,081,968
	1,250,000	3 mo. USD LIBOR + 1.301%, 4.22%, 05/01/2029(2)	1,231,138
	3,687,000	6.00%, 06/15/2020	3,877,581
	1,635,000	6.25%, 02/01/2041	1,908,962
	1,890,000	6.75%, 10/01/2037	2,243,131
		HSBC Holdings plc
	1,305,000	2.95%, 05/25/2021	1,284,811
	3,095,000	3.40%, 03/08/2021	3,093,885
	3,010,000	4.25%, 08/18/2025	2,955,170
	1,200,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(2)	1,212,041
	2,925,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(2)(7)	2,712,938
	1,075,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(2)(7)	1,054,844
		Intesa Sanpaolo S.p.A.
	1,015,000	3.38%, 01/12/2023(1)	932,984
	1,410,000	3.88%, 01/12/2028(1)	1,208,677
	2,250,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(6)(7)	2,101,500
EUR	1,375,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(7)(8)	1,730,169
		JP Morgan Chase & Co.
$	285,000	2.30%, 08/15/2021	275,342
	6,670,000	2.40%, 06/07/2021	6,498,330
	275,000	2.55%, 10/29/2020	270,826
	2,890,000	2.70%, 05/18/2023	2,774,406
	2,665,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(2)	2,570,997
	2,500,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(2)	2,368,637
	955,000	3 mo. USD LIBOR + 1.230%, 3.59%, 10/24/2023(2)	972,213
		Morgan Stanley
	3,220,000	2.50%, 04/21/2021	3,144,934
	3,240,000	2.75%, 05/19/2022	3,138,751

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Commercial Banks - 9.1% - (continued)
$	5,935,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(2)	$5,640,903
	2,120,000	3.63%, 01/20/2027	2,035,679
	2,110,000	3.95%, 04/23/2027	2,011,445
	3,275,000	4.00%, 07/23/2025	3,265,040
	4,900,000	Royal Bank of Canada 2.15%, 10/26/2020	4,787,314
	685,000	Royal Bank of Scotland Group plc 5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(7)	727,984
	1,825,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,798,145
		Societe Generale S.A.
	3,275,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(2)(7)	3,332,312
	200,000	5 year USD Swap + 4.979%, 7.88%, 12/18/2023(1)(2)(7)	204,500
	625,000	5 year USD ICE Swap + 5.873%, 8.00%, 09/29/2025(1)(2)(7)	650,000
	1,950,000	Standard Chartered plc 5 year USD Swap + 6.301%, 7.50%, 04/02/2022(2)(7)(8)	1,998,750
	2,325,000	UBS AG 2.45%, 12/01/2020(1)	2,272,727
		UBS Group Funding Switzerland AG
	3,045,000	2.65%, 02/01/2022(1)	2,933,543
	3,050,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(7)(8)	3,125,420
	1,620,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(2)(7)(8)	1,662,616
		UniCredit S.p.A.
EUR	1,215,000	5 year USD Swap + 4.925%, 5.38%, 06/03/2025(2)(7)(8)	1,269,895
	2,225,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(2)(7)(8)	2,575,619
$	625,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(7)(8)	585,783
		Wells Fargo & Co.
	1,795,000	2.63%, 07/22/2022	1,728,915
	1,655,000	3.00%, 04/22/2026	1,534,262
	665,000	3.00%, 10/23/2026	614,018
	4,800,000	3.07%, 01/24/2023	4,667,692
	4,485,000	3 mo. USD LIBOR + 1.310%, 3.58%, 05/22/2028(2)	4,297,184
	1,370,000	4.40%, 06/14/2046	1,254,244
	2,440,000	4.90%, 11/17/2045	2,409,878
	890,000	5.61%, 01/15/2044	957,503

			203,429,207

		Commercial Services - 0.3%
	6,128,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	5,986,321
		Ashtead Capital, Inc.
	200,000	4.13%, 08/15/2025(1)	186,500
	200,000	4.38%, 08/15/2027(1)	186,000
	445,000	Cardtronics, Inc. 5.13%, 08/01/2022	424,975
	400,000	United Rentals North America, Inc. 5.50%, 07/15/2025	403,000

			7,186,796

The accompanying notes are an integral part of these financial statements.

132

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Construction Materials - 0.0%
		Standard Industries, Inc.
$	60,000	5.38%, 11/15/2024(1)	$59,250
	930,000	6.00%, 10/15/2025(1)	932,325

			991,575

		Diversified Financial Services - 0.2%
	2,425,000	American Express Co. 3.40%, 02/27/2023	2,396,849
		Navient Corp.
	660,000	5.88%, 03/25/2021	669,900
	390,000	7.25%, 01/25/2022	408,038

			3,474,787

		Electric - 1.3%
		AES Corp.
	1,080,000	4.00%, 03/15/2021	1,074,600
	220,000	4.50%, 03/15/2023	218,075
	620,000	4.88%, 05/15/2023	618,450
	50,000	5.13%, 09/01/2027	49,875
	1,180,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	1,122,237
	1,605,000	DTE Energy Co. 1.50%, 10/01/2019	1,573,775
	1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,553,960
	1,525,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,337,392
	1,495,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,548,101
	125,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	122,825
	3,000,000	Exelon Corp. 2.85%, 06/15/2020	2,973,296
	510,000	FirstEnergy Corp. 4.25%, 03/15/2023	518,181
	645,000	Fortis, Inc. 2.10%, 10/04/2021	615,484
	1,590,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,541,759
	565,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	643,646
		Pacific Gas & Electric Co.
	785,000	2.95%, 03/01/2026	700,220
	4,390,000	3.30%, 12/01/2027	3,941,974
	2,760,000	6.05%, 03/01/2034	2,980,441
	2,275,000	South Carolina Electric & Gas Co. 4.50%, 06/01/2064	2,072,070
	245,000	Southern California Edison Co. 4.13%, 03/01/2048	231,802
		Southern Co.
	1,360,000	1.85%, 07/01/2019	1,346,476
	2,450,000	2.75%, 06/15/2020	2,428,935
	625,000	2.95%, 07/01/2023	602,880

			29,816,454

		Electronics - 0.1%
	1,375,000	Fortive Corp. 2.35%, 06/15/2021	1,332,609

		Engineering & Construction - 0.5%
	1,215,000	Mexico City Airport Trust 3.88%, 04/30/2028(1)	1,102,977

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Engineering & Construction - 0.5% - (continued)
		SBA Tower Trust
$	4,815,000	3.17%, 04/09/2047(1)	$4,710,885
	4,540,000	3.45%, 03/15/2048(1)	4,509,899

			10,323,761

		Entertainment - 0.0%
	275,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 04/15/2026	272,250
		WMG Acquisition Corp.
	445,000	4.88%, 11/01/2024(1)	433,875
	260,000	5.00%, 08/01/2023(1)	258,700

			964,825

		Food - 0.2%
		Kraft Heinz Foods Co.
	1,485,000	4.38%, 06/01/2046	1,284,679
	1,620,000	4.63%, 01/30/2029	1,604,426
	1,730,000	Sysco Corp. 2.50%, 07/15/2021	1,689,344
	285,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)(6)	289,988

			4,868,437

		Food Service - 0.0%
	585,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	558,675

		Gas - 0.1%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	70,000	5.63%, 05/20/2024	68,863
	375,000	5.88%, 08/20/2026	365,625
	1,640,000	Sempra Energy 2.40%, 02/01/2020	1,620,177

			2,054,665

		Healthcare - Products - 0.5%
		Becton Dickinson and Co.
	4,645,000	3.36%, 06/06/2024	4,461,914
	2,610,000	3.70%, 06/06/2027	2,470,631
	2,385,000	Boston Scientific Corp. 4.00%, 03/01/2028	2,331,862
	855,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	831,315

			10,095,722

		Healthcare - Services - 0.5%
	855,000	Aetna, Inc. 2.80%, 06/15/2023	814,669
		Anthem, Inc.
	3,625,000	3.50%, 08/15/2024	3,532,714
	2,305,000	3.65%, 12/01/2027	2,183,502
	410,000	4.63%, 05/15/2042	397,427
		Community Health Systems, Inc.
	535,000	5.13%, 08/01/2021(6)	494,875
	90,000	6.25%, 03/31/2023	82,463
	280,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	287,700
		UnitedHealth Group, Inc.
	1,230,000	3.50%, 06/15/2023	1,231,472
	1,260,000	3.75%, 07/15/2025	1,260,210
	370,000	4.25%, 04/15/2047	368,336
	705,000	4.25%, 06/15/2048	706,955
	670,000	4.75%, 07/15/2045	715,835

			12,076,158

The accompanying notes are an integral part of these financial statements.

133

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Home Builders - 0.1%
$	595,000	Lennar Corp. 4.75%, 11/29/2027	$557,991
	285,000	PulteGroup, Inc. 5.50%, 03/01/2026	282,150
	575,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	553,437

			1,393,578

		Insurance - 0.2%
	1,335,000	American International Group, Inc. 4.70%, 07/10/2035	1,298,715
	835,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	828,737
		Genworth Holdings, Inc.
	20,000	4.80%, 02/15/2024	17,350
	380,000	4.90%, 08/15/2023	332,500
	15,000	7.63%, 09/24/2021	15,317
	338,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	529,094
	345,000	MGIC Investment Corp. 5.75%, 08/15/2023	351,900
	1,035,000	Willis North America, Inc. 3.60%, 05/15/2024	1,000,221

			4,373,834

		Internet - 0.5%
		Alibaba Group Holding Ltd.
	3,400,000	3.40%, 12/06/2027	3,167,910
	630,000	4.00%, 12/06/2037	583,285
	1,050,000	4.20%, 12/06/2047	955,840
		Amazon.com, Inc.
	730,000	2.80%, 08/22/2024	703,383
	2,885,000	3.88%, 08/22/2037	2,816,086
		Tencent Holdings Ltd.
	2,345,000	2.99%, 01/19/2023(1)	2,280,020
	1,210,000	3.60%, 01/19/2028(1)	1,144,684

			11,651,208

		Iron/Steel - 0.3%
	525,000	ArcelorMittal 6.13%, 06/01/2025(6)	565,687
	285,000	Commercial Metals Co 5.38%, 07/15/2027	270,750
		Steel Dynamics, Inc.
	785,000	4.13%, 09/15/2025	752,619
	275,000	5.50%, 10/01/2024	280,156
		Vale Overseas Ltd.
	3,910,000	6.25%, 08/10/2026	4,234,530
	405,000	6.88%, 11/10/2039	458,663

			6,562,405

		IT Services - 0.2%
		Apple, Inc.
	865,000	3.35%, 02/09/2027	844,670
	1,995,000	3.45%, 02/09/2045	1,782,980
	250,000	3.85%, 08/04/2046	235,800
	1,035,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	1,022,451

			3,885,901

		Leisure Time - 0.0%
	150,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	141,706

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Machinery - Construction & Mining - 0.0%
$	365,000	Oshkosh Corp. 5.38%, 03/01/2025	$374,125

		Media - 2.0%
		21st Century Fox America, Inc.
	1,225,000	6.15%, 03/01/2037	1,436,820
	1,175,000	6.20%, 12/15/2034	1,387,916
		CCO Holdings LLC / CCO Holdings Capital Corp.
	40,000	5.13%, 02/15/2023	39,588
	150,000	5.13%, 05/01/2027(1)	140,344
	145,000	5.75%, 02/15/2026(1)	142,462
		Charter Communications Operating LLC / Charter Communications Operating Capital
	6,120,000	4.20%, 03/15/2028	5,729,419
	3,420,000	6.48%, 10/23/2045	3,604,801
		Comcast Corp.
	150,000	2.35%, 01/15/2027	131,374
	490,000	3.20%, 07/15/2036	407,655
	195,000	3.40%, 07/15/2046	158,130
	1,815,000	4.05%, 11/01/2052	1,583,110
		Cox Communications, Inc.
	3,425,000	3.15%, 08/15/2024(1)	3,244,734
	45,000	3.85%, 02/01/2025(1)	44,082
	600,000	4.80%, 02/01/2035(1)	552,510
	430,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	410,650
		Discovery Communications LLC
	1,590,000	3.80%, 03/13/2024	1,564,850
	1,057,000	3.95%, 06/15/2025(1)	1,030,404
	895,000	4.90%, 03/11/2026	917,962
	555,000	DISH DBS Corp. 5.88%, 11/15/2024	469,669
	545,000	Liberty Interactive LLC 8.25%, 02/01/2030	578,054
	1,715,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,931,513
	520,000	TEGNA, Inc. 5.50%, 09/15/2024(1)(6)	520,000
	1,350,000	Time Warner Cable LLC 8.75%, 02/14/2019	1,395,046
	5,520,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	6,815,184
		Viacom, Inc.
	5,595,000	4.25%, 09/01/2023	5,563,059
	745,000	4.38%, 03/15/2043	625,091
	55,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(2)	51,975
	79,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(2)	74,853
	550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	563,062
		Warner Media LLC
	165,000	2.95%, 07/15/2026	148,329
	2,725,000	3.80%, 02/15/2027	2,573,420
	165,000	3.88%, 01/15/2026	158,518

			43,994,584

		Mining - 0.3%
		Anglo American Capital plc
	1,835,000	3.75%, 04/10/2022(1)	1,821,807
	1,805,000	4.13%, 09/27/2022(1)	1,814,862

The accompanying notes are an integral part of these financial statements.

134

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Mining - 0.3% - (continued)
$	940,000	Corp. Nacional del Cobre de Chile 3.63%, 08/01/2027(1)	$895,378
	285,000	FMG Resources August 2006 Pty Ltd. 5.13%, 05/15/2024(1)	271,106
	1,000,000	Glencore Funding LLC 3.88%, 10/27/2027(1)	924,070
	560,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	571,200

			6,298,423

		Miscellaneous Manufacturing - 0.0%
	1,000,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	990,215

		Office/Business Equipment - 0.1%
	1,945,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	1,750,500

		Oil & Gas - 1.3%
	150,000	Aker BP ASA 5.88%, 03/31/2025(1)	154,463
		Anadarko Petroleum Corp.
	200,000	3.45%, 07/15/2024	192,179
	485,000	4.50%, 07/15/2044	451,654
	270,000	6.60%, 03/15/2046	324,503
	1,045,000	Andeavor 3.80%, 04/01/2028	986,970
	280,000	Antero Resources Corp. 5.63%, 06/01/2023	283,500
	3,385,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	3,302,608
		Continental Resources, Inc.
	80,000	4.90%, 06/01/2044	78,351
	110,000	5.00%, 09/15/2022	111,453
	1,335,000	EnCana Corp. 3.90%, 11/15/2021	1,345,717
		Hess Corp.
	1,630,000	4.30%, 04/01/2027	1,574,299
	105,000	6.00%, 01/15/2040	108,180
	2,425,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,751,499
	805,000	Marathon Oil Corp. 3.85%, 06/01/2025	791,935
	295,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	294,262
		Petroleos Mexicanos
	45,000	6.50%, 03/13/2027	46,144
	2,730,000	6.63%, 06/15/2035(6)	2,668,575
	515,000	6.75%, 09/21/2047	485,593
	2,215,000	Phillips 66 3.90%, 03/15/2028	2,161,796
	2,090,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	2,222,599
		QEP Resources, Inc.
	385,000	5.25%, 05/01/2023	376,337
	10,000	5.38%, 10/01/2022	10,175
	1,840,000	Shell International Finance B.V. 4.38%, 05/11/2045	1,885,786
		SM Energy Co.
	255,000	6.13%, 11/15/2022(6)	261,375
	70,000	6.75%, 09/15/2026	70,175
	295,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026(1)	279,512

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Oil & Gas - 1.3% - (continued)
$	2,320,000	Tullow Oil plc 7.00%, 03/01/2025(1)	$2,195,300
	1,650,000	Valero Energy Corp. 3.40%, 09/15/2026	1,562,274
		WPX Energy, Inc.
	190,000	5.25%, 09/15/2024	186,913
	72,000	6.00%, 01/15/2022	74,880
ARS	93,580,252	YPF S.A. 16.50%, 05/09/2022(1)	2,442,634

			29,681,641

		Packaging & Containers - 0.1%
$	695,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	702,819
	295,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	291,312

			994,131

		Pharmaceuticals - 1.6%
		Allergan Funding SCS
	1,135,000	3.45%, 03/15/2022	1,116,826
	945,000	3.80%, 03/15/2025	917,638
	316,000	Baxalta, Inc. 3.60%, 06/23/2022	312,753
	3,915,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	3,935,949
	3,305,000	Cardinal Health, Inc. 2.62%, 06/15/2022	3,168,219
		CVS Health Corp.
	7,365,000	3.13%, 03/09/2020	7,355,487
	3,855,000	4.10%, 03/25/2025	3,834,573
	1,640,000	5.05%, 03/25/2048	1,669,022
	3,385,000	GlaxoSmithKline Capital plc 3.13%, 05/14/2021	3,390,679
	2,875,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	2,870,050
	280,000	IQVIA, Inc. 4.88%, 05/15/2023(1)	282,800
		Mylan N.V.
	865,000	3.15%, 06/15/2021	855,502
	1,705,000	3.75%, 12/15/2020	1,715,651
	310,000	3.95%, 06/15/2026	296,049
	590,000	Mylan, Inc. 5.20%, 04/15/2048(1)	567,312
	2,440,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	2,335,968
		Valeant Pharmaceuticals International, Inc.
	315,000	6.50%, 03/15/2022(1)	326,025
	140,000	7.00%, 03/15/2024(1)	146,783

			35,097,286

		Pipelines - 1.0%
		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
	1,970,000	4.25%, 12/01/2027	1,887,057
	211,000	6.25%, 10/15/2022	218,569
		DCP Midstream Operating L.P.
	241,000	4.95%, 04/01/2022	243,711
	215,000	5.60%, 04/01/2044	202,906
	995,000	Enbridge, Inc. 3.70%, 07/15/2027	942,872

The accompanying notes are an integral part of these financial statements.

135

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Pipelines - 1.0% - (continued)
$	555,000	Energy Transfer Equity L.P. 5.50%, 06/01/2027	$555,000
	800,000	Energy Transfer Partners L.P. 4.20%, 09/15/2023	799,607
		EQT Midstream Partners L.P.
	1,000,000	4.75%, 07/15/2023	998,389
	1,250,000	5.50%, 07/15/2028	1,249,786
	1,285,000	Kinder Morgan, Inc. 5.55%, 06/01/2045	1,293,525
		MPLX L.P.
	875,000	4.00%, 03/15/2028	832,191
	1,740,000	4.13%, 03/01/2027	1,659,792
	510,000	4.70%, 04/15/2048	472,875
	325,000	5.20%, 03/01/2047	322,928
	735,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	711,560
		Sunoco Logistics Partners Operations L.P.
	175,000	5.30%, 04/01/2044	158,627
	180,000	5.35%, 05/15/2045	163,858
		Texas Eastern Transmission L.P.
	2,080,000	2.80%, 10/15/2022(1)	1,988,704
	475,000	3.50%, 01/15/2028(1)	447,258
	645,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	644,758
	475,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028(1)	461,633
	2,140,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	2,103,947
	1,705,000	Western Gas Partners L.P. 4.50%, 03/01/2028	1,640,818
		Williams Cos., Inc.
	385,000	3.70%, 01/15/2023	372,488
	70,000	4.55%, 06/24/2024	70,000
	70,000	5.75%, 06/24/2044	72,363
	570,000	Williams Partners L.P. 4.30%, 03/04/2024	572,039

			21,087,261

		Real Estate Investment Trusts - 0.1%
		Crown Castle International Corp.
	500,000	3.15%, 07/15/2023	478,638
	600,000	3.20%, 09/01/2024	566,262
	650,000	Equinix, Inc. 5.88%, 01/15/2026	658,450

			1,703,350

		Retail - 0.6%
		CVS Health Corp.
	1,743,000	2.80%, 07/20/2020	1,726,542
	883,000	3.88%, 07/20/2025	855,568
	1,690,000	5.13%, 07/20/2045	1,712,444
	1,060,000	Home Depot, Inc. 3.50%, 09/15/2056	910,597
	270,000	Lowe’s Cos., Inc. 3.70%, 04/15/2046	240,731
	1,950,000	McDonald’s Corp. 3.35%, 04/01/2023	1,943,870
	315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	294,525
	445,000	United Rentals North America, Inc. 4.88%, 01/15/2028	412,048

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Retail - 0.6% - (continued)
$	5,615,000	Walmart, Inc. 3.40%, 06/26/2023	$5,656,792

			13,753,117

		Semiconductors - 0.4%
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	1,385,000	3.00%, 01/15/2022	1,347,135
	745,000	3.13%, 01/15/2025	691,108
	4,135,000	3.63%, 01/15/2024	4,002,714
	1,115,000	Intel Corp. 4.10%, 05/19/2046	1,120,463
	1,875,000	Microchip Technology, Inc. 4.33%, 06/01/2023(1)	1,878,188
	525,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	528,938
	310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	322,400

			9,890,946

		Software - 0.5%
	30,000	CDK Global, Inc. 5.88%, 06/15/2026	30,570
	905,000	Fidelity National Information Services, Inc. 4.25%, 05/15/2028	901,286
		First Data Corp.
	100,000	5.00%, 01/15/2024(1)	99,250
	480,000	5.38%, 08/15/2023(1)	484,440
		Microsoft Corp.
	180,000	3.30%, 02/06/2027	177,243
	1,620,000	3.70%, 08/08/2046	1,575,428
	1,615,000	3.95%, 08/08/2056	1,578,755
	465,000	MSCI, Inc. 5.75%, 08/15/2025(1)	478,950
	50,000	Open Text Corp. 5.88%, 06/01/2026(1)	51,000
	945,000	Oracle Corp. 4.00%, 11/15/2047	889,501
		salesforce.com, Inc.
	1,165,000	3.25%, 04/11/2023	1,158,169
	780,000	3.70%, 04/11/2028	774,422
	3,810,000	Western Digital Corp. 4.75%, 02/15/2026	3,705,225

			11,904,239

		Telecommunications - 2.2%
		AT&T, Inc.
	620,000	4.10%, 02/15/2028(1)	592,455
	120,000	4.13%, 02/17/2026	117,290
	715,000	4.25%, 03/01/2027	699,781
	4,889,000	4.30%, 02/15/2030(1)	4,614,758
	530,000	4.50%, 05/15/2035	490,220
	3,640,000	4.75%, 05/15/2046	3,251,529
	205,000	5.80%, 02/15/2019	208,518
	7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,217,859
		Nokia Oyj
	1,190,000	4.38%, 06/12/2027	1,118,600
	575,000	6.63%, 05/15/2039	599,438
	420,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	435,750
	425,000	Sprint Corp. 7.13%, 06/15/2024	429,076

The accompanying notes are an integral part of these financial statements.

136

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 28.0% - (continued)
		Telecommunications - 2.2% - (continued)
$	5,350,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	$5,243,000
		Telecom Italia Capital S.A.
	265,000	6.00%, 09/30/2034	252,545
	160,000	7.72%, 06/04/2038	172,000
	4,430,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	4,369,088
		Telefonica Emisiones SAU
	555,000	4.67%, 03/06/2038	519,128
	925,000	4.90%, 03/06/2048	852,623
	370,000	5.21%, 03/08/2047	356,648
		Verizon Communications, Inc.
	3,353,000	4.27%, 01/15/2036	3,093,138
	3,185,000	4.40%, 11/01/2034	2,970,434
	1,280,000	4.50%, 08/10/2033	1,239,529
	2,910,000	4.52%, 09/15/2048	2,653,079
	100,000	4.81%, 03/15/2039	96,696
	610,000	4.86%, 08/21/2046	582,899
	1,220,000	5.01%, 08/21/2054	1,146,379
	1,800,000	5.25%, 03/16/2037	1,848,598
	3,785,000	Vodafone Group plc 4.38%, 05/30/2028	3,740,008

			48,911,066

		Transportation - 0.5%
	620,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	724,872
	2,980,000	CSX Corp. 3.25%, 06/01/2027	2,800,332
		FedEx Corp.
	2,800,000	4.05%, 02/15/2048	2,515,129
	895,000	4.55%, 04/01/2046	868,469
	395,000	4.75%, 11/15/2045	393,367
	1,735,000	Norfolk Southern Corp. 2.90%, 06/15/2026	1,618,825
	3,150,000	Union Pacific Corp. 4.38%, 09/10/2038	3,185,189

			12,106,183

		Total Corporate Bonds (cost $645,832,583)	$625,365,268

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
		Argentina - 0.1%
EUR	1,780,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	1,777,275

		Egypt - 0.0%
$	720,000	Egypt Government International Bond 8.50%, 01/31/2047(8)	696,686

		Ghana - 0.1%
	1,140,000	Ghana Government International Bond 8.63%, 06/16/2049(1)	1,109,243

		Oman - 0.1%
	1,370,000	Oman Government International Bond 6.75%, 01/17/2048(1)	1,239,850

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.4% - (continued)
		Panama - 0.1%
		Panama Government International Bond
$	2,464,000	4.30%, 04/29/2053	$2,297,680
	665,000	4.50%, 04/16/2050	640,063

			2,937,743

		Qatar - 0.1%
	2,600,000	Qatar Government International Bond 5.10%, 04/23/2048(1)	2,592,096

		Romania - 0.2%
	3,902,000	Romanian Government International Bond 6.13%, 01/22/2044(8)	4,374,922

		Saudi Arabia - 0.3%
		Saudi Government International Bond
	2,885,000	4.50%, 10/26/2046(8)	2,662,930
	4,850,000	4.63%, 10/04/2047(1)(6)	4,521,073

			7,184,003

		United Arab Emirates - 0.4%
		Abu Dhabi Government International Bond
	1,395,000	3.13%, 10/11/2027(1)	1,298,187
	7,260,000	4.13%, 10/11/2047(1)	6,643,815

			7,942,002

		Total Foreign Government Obligations (cost $31,445,684)	$29,853,820

MUNICIPAL BONDS - 1.1%
		Education - 0.1%
		Chicago, IL, Board of Education
	740,000	6.14%, 12/01/2039	711,155
	1,750,000	6.32%, 11/01/2029	1,728,353

			2,439,508

		General - 0.4%
	2,810,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	3,656,428
		Puerto Rico Commonwealth Government Employees Retirement System
	4,575,000	6.15%, 07/01/2038	1,830,000
	6,705,000	6.30%, 07/01/2043	2,682,000

			8,168,428

		General Obligation - 0.6%
	2,485,000	California State, GO Taxable 7.55%, 04/01/2039	3,664,480
		City of Chicago, IL, GO
	1,015,000	7.05%, 01/01/2029	1,101,580
	3,945,000	7.38%, 01/01/2033	4,386,327
		Illinois State, GO
	2,270,000	5.38%, 07/01/2018	2,270,000
	3,160,000	5.88%, 03/01/2019	3,215,995

			14,638,382

		Total Municipal Bonds (cost $26,503,205)	$25,246,318

The accompanying notes are an integral part of these financial statements.

137

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.8%(9)
		Advertising - 0.0%
$	604,683	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.34%, 09/26/2021(2)	$454,268

		Aerospace/Defense - 0.0%
	358,200	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.56%, 12/11/2024(2)	$357,154
	576,617	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 06/09/2023(2)	572,580

			929,734

		Agriculture - 0.0%
	730,927	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.34%, 11/15/2021(2)	671,539

		Auto Manufacturers - 0.0%
	154,613	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.53%, 11/06/2024(2)	154,517

		Biotechnology - 0.1%
	225,000	Lifescan Global Corp. 1 mo. USD LIBOR + 6.000%, 0.00%, 05/23/2025(2)(10)	217,688
	768,744	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.33%, 05/15/2022(2)	765,861

			983,549

		Chemicals - 0.1%
	724,050	Chemours Co. 1 mo. USD LIBOR + 1.750%, 3.85%, 04/03/2025(2)	714,094
	425,419	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 07/01/2024(2)	424,125

			1,138,219

		Coal - 0.0%
	704,813	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.11%, 03/28/2022(2)	699,308
	175,615	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 4.84%, 03/31/2025(2)	174,191

			873,499

		Commercial Services - 0.2%
	119,700	Aramark Services, Inc. 1 mo. USD LIBOR + 1.750%, 4.08%, 03/11/2025(2)	119,476
	124,063	Ascend Learning LLC 1 mo. USD LIBOR + 3.000%, 5.09%, 07/12/2024(2)	123,597
	135,000	Asurion LLC 1 mo. USD LIBOR + 6.500%, 0.00%, 08/04/2025(2)(10)	136,856
	205,000	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.07%, 06/15/2025(2)	204,231

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.8%(9) - (continued)
		Commercial Services - 0.2% - (continued)
$	160,158	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 8.10%, 03/24/2025(2)	$160,826
	100,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 0.00%, 06/30/2025(2)(10)	99,958
	605,769	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.84%, 11/15/2023(2)	602,486
EUR	180,000	Techem GmbH EURIBOR + 3.000%, 3.00%, 10/02/2024(2)	209,416
$	1,019,700	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.09%, 05/01/2024(2)	1,014,602
	141,375	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.01%, 11/29/2024(2)	142,745
	522,050	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.59%, 12/07/2023(2)	520,312

			3,334,505

		Construction Materials - 0.0%
	270,000	Pisces Midco, Inc. 1 mo. USD LIBOR + 3.750%, 6.09%, 04/12/2025(2)	269,158

		Distribution/Wholesale - 0.0%
	130,000	Reece Ltd. 0.00%, 05/30/2025(4)(10)	129,350

		Diversified Financial Services - 0.1%
	464,125	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 4.84%, 04/04/2024(2)	463,313
	224,438	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 02/28/2025(2)	222,595
EUR	185,208	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025(2)	212,291
$	280,725	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 4.84%, 10/12/2023(2)	278,268
	73,649	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.59%, 04/16/2025(2)	73,608

			1,250,075

		Electric - 0.0%
	230,804	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.84%, 06/02/2024(2)	231,044
	340,327	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 6.000%, 8.33%, 02/21/2021(2)	304,263

			535,307

		Energy - Alternate Sources - 0.0%
	265,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 5.86%, 10/31/2024(2)	264,295

The accompanying notes are an integral part of these financial statements.

138

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.8%(9) - (continued)
		Energy - Alternate Sources - 0.0% - (continued)
$	99,500	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.34%, 10/30/2024(2)	$98,505

			362,800

		Engineering & Construction - 0.0%
	99,750	ATS Consolidated, Inc. 1 mo. USD LIBOR + 3.750%, 5.84%, 02/28/2025(2)	99,999
	742,500	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.61%, 06/21/2024(2)	743,057

			843,056

		Entertainment - 0.0%
	230,985	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 5.34%, 10/03/2023(2)	230,062
	432,828	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 4.91%, 08/14/2024(2)	429,581

			659,643

		Food - 0.1%
	100,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.84%, 03/31/2025(2)	99,500
	498,426	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.34%, 08/03/2022(2)	494,687
	782,100	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.10%, 05/24/2024(2)	776,829

			1,371,016

		Healthcare - Products - 0.1%
	273,625	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 6.09%, 11/21/2024(2)	274,766
	351,450	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.58%, 02/02/2024(2)	351,559
	233,238	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 4.84%, 09/27/2024(2)	231,780
	294,750	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.59%, 09/07/2023(2)	226,957

			1,085,062

		Healthcare - Services - 0.2%
	360,937	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.57%, 07/01/2021(2)	337,476
	175,771	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.000%, 5.31%, 12/31/2019(2)	175,414
		DentalCorp Perfect Smile ULC
	26,420	0.00%, 06/06/2025(4)(10)(11)	26,469
	105,678	1 mo. USD LIBOR + 3.750%, 5.76%, 06/06/2025(2)	105,877

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.8%(9) - (continued)
		Healthcare - Services - 0.2% - (continued)
$	302,804	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 5.10%, 12/01/2023(2)	$302,174
	189,605	Gentiva Health Services, Inc. 1 mo. USD LIBOR + 3.500%, 0.00%, 06/02/2025(2)(10)	188,183
	311,595	Global Medical Response, Inc. 1 mo. USD LIBOR + 3.250%, 5.28%, 04/28/2022(2)	302,313
EUR	220,000	IQVIA, Inc. EURIBOR + 2.000%, 2.50%, 06/07/2025(2)	254,105
	686,637	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.59%, 08/18/2022(2)	682,607
	490,447	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 06/07/2023(2)	487,304
	233,404	One Call Corp. 1 mo. USD LIBOR + 5.250%, 7.32%, 11/25/2022(2)	222,901
	370,828	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.09%, 08/01/2024(2)	368,685
	1,015,428	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 6.55%, 12/31/2022(2)	999,770

			4,453,278

		Household Products - 0.0%
	293,525	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.10%, 09/06/2024(2)	287,654

		Insurance - 0.2%
		Asurion LLC
	898,912	1 mo. USD LIBOR + 2.750%, 4.84%, 08/04/2022(2)	896,665
	240,000	1 mo. USD LIBOR + 6.000%, 8.09%, 08/04/2025(2)	243,300
	427,687	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.59%, 04/17/2020(2)	425,549
	225,000	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.36%, 04/25/2025(2)	223,511
		Sedgwick Claims Management Services, Inc.
	895,844	1 mo. USD LIBOR + 2.750%, 4.84%, 03/01/2021(2)	890,057
	1,250,000	1 mo. USD LIBOR + 5.750%, 7.89%, 02/28/2022(2)	1,253,912
	530,988	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.33%, 05/16/2024(2)	527,403

			4,460,397

		Internet - 0.0%
	613,887	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.34%, 04/04/2021(2)	592,401

		IT Services - 0.0%
	155,000	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 0.00%, 06/08/2025(2)(10)	154,419

The accompanying notes are an integral part of these financial statements.

139

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.8%(9) - (continued)
		Leisure Time - 0.1%
$	442,935	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.84%, 12/22/2024(2)	$441,204
	1,120,546	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.59%, 02/01/2024(2)	1,104,443
	756,200	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.10%, 10/20/2024(2)	753,841

			2,299,488

		Lodging - 0.1%
	252,056	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 4.49%, 09/15/2023(2)	252,405
	661,675	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.09%, 10/06/2024(2)	656,163
	120,000	Wyndham Hotels & Resorts, Inc. 1 mo. USD LIBOR + 1.750%, 3.73%, 05/30/2025(2)	119,700

			1,028,268

		Machinery - Construction & Mining - 0.0%
	94,545	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.60%, 03/23/2025(2)	94,742

		Machinery - Diversified - 0.0%
	466,634	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 04/01/2024(2)	465,882
	100,000	Zodiac Pool Solutions LLC 1 mo. USD LIBOR + 2.250%, 0.00%, 03/31/2025(2)(10)	99,542

			565,424

		Media - 0.2%
	194,025	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.10%, 01/31/2026(2)	189,902
	1,543,827	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.10%, 04/30/2025(2)	1,540,446
EUR	104,738	Crown Finance U.S., Inc. EURIBOR + 2.625%, 2.63%, 02/28/2025(2)	120,828
$	220,000	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.57%, 01/25/2026(2)	219,083
	269,508	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.250%, 5.09%, 11/15/2024(2)	269,591
	701,152	Numericable Group S.A. 3 mo. USD LIBOR + 3.000%, 5.35%, 01/31/2026(2)	688,384
	194,513	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.24%, 03/01/2025(2)	192,242
	160,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.85%, 08/17/2024(2)	160,067

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.8%(9) - (continued)
		Media - 0.2% - (continued)
$	395,000	Sinclair Television Group, Inc. 1 mo. USD LIBOR + 2.250%, 0.00%, 12/12/2024(2)(10)	$393,274
	220,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 08/17/2026(2)	217,708
	525,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.57%, 01/15/2026(2)	518,584

			4,510,109

		Metal Fabricate/Hardware - 0.0%
	298,561	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 4.34%, 08/21/2024(2)	298,003

		Miscellaneous Manufacturing - 0.0%
EUR	200,000	CTC AcquiCo GmbH EURIBOR + 3.000%, 3.00%, 03/07/2025(2)	230,554
$	158,084	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.08%, 10/20/2024(2)	156,701

			387,255

		Oil & Gas - 0.1%
	90,000	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 8.50%, 03/30/2023(2)	90,000
	257,400	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.42%, 06/24/2024(2)	251,287
	455,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 12.47%, 12/31/2021(2)	502,775
	470,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.59%, 08/23/2021(2)	491,248
	764,040	Fieldwood Energy LLC 1 mo. USD LIBOR + 5.250%, 7.34%, 04/11/2022(2)	764,422
	790,575	Philadelphia Energy Solutions LLC PRIME + 4.000%, 9.00%, 04/04/2019(2)	735,235
	120,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.34%, 09/27/2024(2)	119,850

			2,954,817

		Oil & Gas Services - 0.0%
		EG Group Ltd.
EUR	79,561	1 mo. USD LIBOR + 4.000%, 0.00%, 02/06/2025(2)(10)(11)	91,711
	156,953	EURIBOR + 4.000%, 4.00%, 02/06/2025(2)	181,202

			272,913

		Packaging & Containers - 0.1%
$	1,179,988	Berry Global, Inc. 1 mo. USD LIBOR + 1.750%, 3.92%, 02/08/2020(2)	1,176,872
	115,000	Crown Americas LLC 3 mo. USD LIBOR + 2.000%, 4.31%, 01/29/2025(2)	114,952

The accompanying notes are an integral part of these financial statements.

140

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.8%(9) - (continued)
		Packaging & Containers - 0.1% - (continued)
$	405,900	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.31%, 12/29/2023(2)	$403,806
	201,925	Proampac PG Borrower LLC 1 mo. USD LIBOR + 3.500%, 5.61%, 11/18/2023(2)	200,600
	1,198,117	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.84%, 02/05/2023(2)	1,194,619

			3,090,849

		Pharmaceuticals - 0.1%
	811,800	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.38%, 04/29/2024(2)	809,771
	518,099	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 4.98%, 06/01/2025(2)	515,995

			1,325,766

		Real Estate - 0.2%
	721,166	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 5.57%, 11/04/2021(2)	719,442
	286,364	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.08%, 12/20/2024(2)	284,127
	2,900,000	Willowbrook Dus 0.00%, 07/01/2030(4)(10)	2,909,856

			3,913,425

		Retail - 0.3%
		Albertsons LLC
	623,456	1 mo. USD LIBOR + 2.750%, 4.84%, 08/25/2021(2)	616,941
	304,604	3 mo. USD LIBOR + 3.000%, 5.34%, 12/21/2022(2)	301,616
	986,957	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.09%, 10/31/2023(2)	977,759
	664,975	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.09%, 09/25/2024(2)	665,394
	569,762	Coty, Inc. 1 mo. USD LIBOR + 2.250%, 4.28%, 04/07/2025(2)	556,230
	498,078	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 08/18/2023(2)	495,279
	949,313	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.26%, 10/25/2020(2)	839,904
	135,000	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 0.00%, 06/06/2025(2)(10)	134,916
	389,045	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.36%, 09/12/2024(2)	383,575
	503,399	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.500%, 4.09%, 06/27/2023(2)	502,458

			5,474,072

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.8%(9) - (continued)
		Semiconductors - 0.0%
$	210,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.10%, 05/29/2025(2)	$209,563

		Software - 0.4%
	545,875	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.81%, 06/13/2024(2)	535,716
	228,851	Aristocrat Technologies, Inc. 3 mo. USD LIBOR + 1.750%, 4.11%, 10/19/2024(2)	227,098
	740,625	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 4.84%, 03/01/2024(2)	737,729
	346,836	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.35%, 06/01/2022(2)	345,536
	2,329,646	First Data Corp. 1 mo. USD LIBOR + 2.250%, 4.09%, 04/26/2024(2)	2,314,247
	816,757	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 5.34%, 07/01/2022(2)	817,607
	832,754	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 4.84%, 02/01/2022(2)	827,966
	140,000	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.58%, 05/16/2025(2)	139,359
	194,677	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.500%, 4.59%, 04/16/2025(2)	194,568
	1,651,300	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.34%, 06/30/2023(2)	1,649,698

			7,789,524

		Telecommunications - 0.1%
	300,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.33%, 02/22/2024(2)	298,875
	1,007,250	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.63%, 02/02/2024(2)	1,001,791
	440,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.32%, 09/30/2025(2)	436,427
	664,139	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.84%, 03/15/2024(2)	641,173
	160,000	Zacapa LLC 1 mo. USD LIBOR + 5.000%, 0.00%, 07/03/2025(2)(10)	159,200
	361,056	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.34%, 01/19/2024(2)	360,543

			2,898,009

		Total Senior Floating Rate Interests (cost $62,768,738)	$62,105,673

The accompanying notes are an integral part of these financial statements.

141

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 57.0%
		Mortgage-Backed Agencies - 57.0%
		FHLMC - 17.9%
$	146,600	0.00%, 11/15/2036(12)	$133,156
	54,797,170	0.32%, 10/25/2020(4)(5)	202,097
	21,118,119	0.74%, 03/25/2027(4)(5)	955,572
	2,531,432	1.75%, 10/15/2042	2,391,117
	11,483,953	2.06%, 08/25/2018(4)(5)	10,704
	998,932	2.50%, 05/15/2028(5)	75,049
	3,197,654	3.00%, 03/15/2028(5)	251,899
	2,908,690	3.00%, 08/01/2029	2,903,041
	1,418,582	3.00%, 05/15/2032(5)	104,322
	1,005,328	3.00%, 03/15/2033(5)	124,517
	18,012,413	3.00%, 04/01/2033	17,894,257
	10,050,000	3.00%, 07/01/2033(13)	9,978,904
	6,322,729	3.00%, 11/01/2036	6,234,993
	4,103,733	3.00%, 01/01/2037	4,040,440
	4,225,000	3.00%, 08/15/2043	4,052,718
	1,393,133	3.00%, 05/15/2046	1,376,052
	10,031,552	3.00%, 11/01/2046	9,738,198
	1,840,802	3.00%, 12/01/2046	1,788,311
	19,115,259	3.00%, 01/01/2048	18,514,526
	5,297,449	3.00%, 02/15/2048	5,255,622
	45,950,000	3.00%, 07/01/2048(13)	44,473,829
	1,702,866	3.50%, 06/15/2026(5)	113,335
	584,863	3.50%, 09/15/2026(5)	53,072
	1,011,264	3.50%, 03/15/2027(5)	88,668
	9,200,000	3.50%, 07/01/2033(13)	9,303,049
	5,506,141	3.50%, 08/01/2034	5,565,965
	3,606,380	3.50%, 03/15/2041(5)	443,451
	1,573,394	3.50%, 06/01/2046	1,569,538
	6,450,063	3.50%, 10/01/2047	6,420,591
	70,676,000	3.50%, 07/01/2048(13)	70,305,007
	4,988,096	4.00%, 08/01/2025	5,132,117
	2,247,191	4.00%, 12/15/2026(5)	194,110
	3,875,991	4.00%, 07/15/2027(5)	367,524
	1,642,461	4.00%, 03/15/2028(5)	166,139
	879,963	4.00%, 06/15/2028(5)	92,120
	2,275,693	4.00%, 07/15/2030(5)	243,819
	4,396,030	4.00%, 05/01/2042	4,519,312
	1,342,054	4.00%, 08/01/2042	1,379,758
	1,898,513	4.00%, 09/01/2042	1,950,091
	474,409	4.00%, 07/01/2044	487,590
	322,217	4.00%, 06/01/2045	329,365
	1,766,429	4.00%, 02/01/2046	1,807,814
	82,475,000	4.00%, 07/01/2048(13)	84,064,359
	944,479	4.50%, 09/01/2044	984,116
	27,420,000	4.50%, 07/01/2048(13)	28,530,888
	13,400,000	4.50%, 08/01/2048(13)	13,917,767
	2,842,593	4.75%, 07/15/2039	3,023,138
	110,624	5.00%, 03/01/2028	116,794
	417,860	5.00%, 03/01/2031	443,826
	713,897	5.00%, 05/01/2031	758,473
	873,808	5.00%, 09/01/2031	922,547
	850,935	5.00%, 11/01/2031	899,813
	250,599	5.00%, 07/01/2032	265,156
	1,324,920	5.00%, 09/15/2033(5)	255,744
	17,529	5.00%, 12/01/2034	18,507
	19,987	5.00%, 11/01/2035	21,264
	36,768	5.00%, 03/01/2039	39,193
	440,128	5.00%, 08/01/2039	469,660
	17,588	5.00%, 09/01/2039	18,689

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 57.0% - (continued)
		Mortgage-Backed Agencies - 57.0% - (continued)
		FHLMC - 17.9% - (continued)
$	16,705	5.00%, 12/01/2039	$17,867
	18,647	5.00%, 04/01/2041	19,910
	44,449	5.00%, 04/01/2044	47,402
	23,579	5.00%, 05/01/2044	24,994
	4,450,000	5.00%, 07/01/2048(13)	4,697,257
	50	5.50%, 10/01/2018	50
	54,687	5.50%, 03/01/2028	58,467
	93,509	5.50%, 04/01/2033	101,332
	1,073,987	5.50%, 05/01/2034	1,164,809
	1,440	5.50%, 11/01/2035	1,561
	22,482	5.50%, 05/01/2037	24,308
	56,847	5.50%, 11/01/2037	61,512
	99,998	5.50%, 02/01/2038	108,162
	41,973	5.50%, 04/01/2038	45,405
	52,038	5.50%, 06/01/2038	56,273
	5,804,234	5.50%, 08/01/2038	6,282,120
	575,264	5.50%, 09/01/2038	622,270
	11,455	5.50%, 12/01/2039	12,391
	150,423	5.50%, 02/01/2040	162,743
	490,303	5.50%, 05/01/2040	530,480
	488,627	5.50%, 08/01/2040	528,591
	2,052,254	5.50%, 06/01/2041	2,220,163
	1,530	6.00%, 07/01/2029	1,673
	264,101	6.00%, 10/01/2032	291,217
	310,514	6.00%, 11/01/2032	340,706
	327,078	6.00%, 12/01/2032	360,727
	22,195	6.00%, 11/01/2033	24,488
	37,427	6.00%, 01/01/2034	41,145
	25,369	6.00%, 02/01/2034	27,981
	275,441	6.00%, 08/01/2034	303,802
	283,516	6.00%, 09/01/2034	312,805
	273,981	6.00%, 01/01/2035	299,671
	2,090,676	6.00%, 11/01/2037	2,302,462
	108	6.50%, 07/01/2031	120
	341	6.50%, 08/01/2032	380
	1,000,133	6.50%, 07/15/2036	1,102,094
	185,400	6.50%, 12/01/2037	206,390
	115	7.50%, 09/01/2029	121
	1,160	7.50%, 11/01/2031	1,240

			398,186,782

		FNMA - 23.6%
$	161,782	0.00%, 03/25/2036(12)	$132,368
	1,342,156	0.00%, 06/25/2036(12)	1,135,493
	4,676,211	1.31%, 05/25/2046(4)(5)	220,626
	4,412,427	1.38%, 04/25/2055(4)(5)	210,753
	3,226,026	1.43%, 06/25/2055(4)(5)	152,519
	4,252,929	1.54%, 08/25/2044(4)(5)	171,001
	2,800,574	1.75%, 12/25/2042	2,630,851
	2,200,084	2.00%, 09/25/2039	2,055,318
	1,350,585	2.00%, 08/25/2043	1,260,259
	1,044,860	2.50%, 06/25/2028(5)	80,171
	27,650,000	2.50%, 07/01/2033(13)	26,872,413
	261,976	2.50%, 01/01/2043	246,449
	5,038,370	2.50%, 02/01/2043	4,741,928
	1,976,552	2.50%, 03/01/2043	1,860,066
	4,090,743	2.50%, 05/01/2043	3,849,874
	2,743,541	2.50%, 06/01/2043	2,579,996
	1,879,343	2.50%, 04/01/2045	1,760,961

The accompanying notes are an integral part of these financial statements.

142

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 57.0% - (continued)
		FNMA - 23.6% - (continued)
$	3,705,052	2.88%, 12/01/2027	$3,538,146
	6,600,000	2.98%, 12/01/2029	6,252,077
	2,479,497	3.00%, 02/25/2027(5)	187,285
	957,671	3.00%, 09/25/2027(5)	92,878
	6,676,118	3.00%, 01/25/2028(5)	567,789
	4,087,248	3.00%, 03/01/2037	4,027,533
	7,478,833	3.00%, 09/25/2047	7,364,214
	6,662,832	3.00%, 06/25/2048	6,454,576
	4,000,000	3.02%, 12/01/2029	3,803,156
	8,000,000	3.07%, 09/01/2029	7,642,710
	4,349,000	3.13%, 01/01/2030	4,180,473
	4,000,000	3.18%, 12/01/2029	3,858,179
	2,975,000	3.19%, 02/25/2030(4)	2,843,012
	3,790,000	3.22%, 01/01/2030	3,661,783
	485,274	3.24%, 12/01/2026	481,037
	290,000	3.29%, 06/01/2029	283,610
	6,500,000	3.37%, 04/01/2028	6,441,058
	1,077,693	3.50%, 05/25/2027(5)	110,094
	1,644,226	3.50%, 10/25/2027(5)	159,195
	1,787,484	3.50%, 05/25/2030(5)	213,629
	544,502	3.50%, 08/25/2030(5)	62,438
	1,215,902	3.50%, 02/25/2031(5)	109,796
	1,037,636	3.50%, 09/25/2035(5)	162,254
	2,160,101	3.50%, 10/01/2044	2,162,095
	2,546,252	3.50%, 02/01/2045	2,541,899
	4,814,228	3.50%, 09/01/2046	4,806,000
	2,245,288	3.50%, 10/01/2046	2,241,449
	872,000	3.50%, 10/25/2046(5)	202,769
	1,600,716	3.50%, 11/01/2046	1,599,468
	1,581,061	3.50%, 09/01/2047	1,575,470
	6,173,418	3.50%, 11/25/2047	6,208,584
	1,141,416	3.50%, 12/01/2047	1,137,681
	6,605,617	3.50%, 01/01/2048	6,577,808
	1,274,827	3.50%, 02/01/2048	1,272,023
	3,994,650	3.50%, 04/25/2048	4,025,371
	280,631,000	3.50%, 07/01/2048(13)	279,310,912
	1,969,056	3.74%, 06/01/2026	2,016,300
	675,068	3.89%, 05/01/2030	692,521
	291,873	3.96%, 05/01/2034	298,355
	2,331,414	4.00%, 06/01/2025	2,400,158
	694,773	4.00%, 10/01/2025	713,375
	4,718,414	4.00%, 10/01/2040	4,845,207
	2,113,496	4.00%, 11/01/2040	2,170,656
	1,531,018	4.00%, 12/01/2040	1,572,385
	743,006	4.00%, 02/01/2041	763,534
	1,726,834	4.00%, 03/01/2041	1,773,343
	775,808	4.00%, 03/25/2042(5)	116,206
	799,842	4.00%, 08/01/2042	821,502
	1,570,237	4.00%, 09/01/2042	1,612,755
	443,644	4.00%, 11/25/2042(5)	68,756
	341,569	4.00%, 03/01/2045	348,835
	1,399,338	4.00%, 07/01/2045	1,439,091
	812,574	4.00%, 05/01/2046	829,049
	1,750,963	4.00%, 06/01/2046	1,786,452
	1,648,451	4.00%, 04/01/2047	1,691,553
	2,410,000	4.00%, 07/01/2048(13)	2,456,999
	663,005	4.50%, 04/01/2025	685,208
	854,991	4.50%, 07/25/2027(5)	90,299
	1,238,342	4.50%, 09/01/2035	1,295,792
	4,518,911	4.50%, 08/01/2040	4,750,158
	4,225,532	4.50%, 10/01/2040	4,445,537

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 57.0% - (continued)
		FNMA - 23.6% - (continued)
$	1,828,013	4.50%, 10/01/2041	$1,922,819
	1,670,346	4.50%, 09/01/2043	1,757,212
	32,700,000	4.50%, 07/01/2048(13)	34,049,156
	29	5.00%, 07/01/2018	29
	661	5.00%, 09/01/2018	660
	86,966	5.00%, 01/01/2020	88,445
	744,571	5.00%, 06/01/2022	764,760
	295,674	5.00%, 06/01/2025	307,587
	683,468	5.00%, 04/25/2038	714,191
	3,452,231	5.00%, 06/01/2047	3,660,132
	472,229	5.46%, 05/25/2042(4)(5)	48,776
	26	5.50%, 11/01/2018	26
	19,931	5.50%, 08/01/2019	20,037
	36,421	5.50%, 09/01/2019	36,646
	7,342	5.50%, 10/01/2019	7,387
	3,534	5.50%, 01/01/2020	3,565
	825	5.50%, 03/01/2020	833
	189,647	5.50%, 05/01/2020	191,797
	164,494	5.50%, 06/01/2022	169,432
	262,753	5.50%, 06/01/2033	286,471
	215,348	5.50%, 08/01/2033	232,981
	1,258,083	5.50%, 09/01/2033	1,364,803
	1,146,036	5.50%, 12/01/2033	1,252,134
	951,467	5.50%, 01/01/2034	1,031,259
	4,546,802	5.50%, 11/01/2035	4,938,734
	1,350,941	5.50%, 04/01/2036	1,466,093
	1,079,550	5.50%, 09/01/2036	1,174,250
	105,821	5.50%, 01/01/2037	114,434
	728,037	5.50%, 04/25/2037	788,875
	2,898,067	5.50%, 06/25/2042(5)	640,991
	2,684	6.00%, 03/01/2022	2,700
	482,408	6.00%, 12/01/2032	536,051
	392,751	6.00%, 01/01/2033	430,237
	76,905	6.00%, 02/01/2033	84,049
	617,048	6.00%, 03/01/2033	679,644
	1,263,438	6.00%, 02/01/2037	1,389,936
	2,988,038	6.00%, 01/25/2042(5)	576,215
	1,977,960	6.00%, 09/25/2047(5)	462,318
	1,329	6.50%, 05/01/2031	1,465
	1,143	6.50%, 09/01/2031	1,263
	1,730	6.50%, 07/01/2032	1,944
	1,528	7.00%, 07/01/2029	1,717
	94	7.00%, 12/01/2030	95
	690	7.00%, 02/01/2032	717
	254	7.00%, 03/01/2032	284
	1,954	7.00%, 09/01/2032	2,048
	2,056	7.50%, 10/01/2022	2,197
	1,795	7.50%, 06/01/2027	2,014
	2,207	7.50%, 10/01/2029	2,246
	14,658	7.50%, 03/01/2030	16,082
	8,473	7.50%, 04/01/2030	8,902
	1,121	7.50%, 06/01/2030	1,261
	2,025	7.50%, 07/01/2030	2,264
	478	7.50%, 08/01/2030	523
	5,701	7.50%, 10/01/2030	5,752
	7,796	7.50%, 01/01/2031	7,935
	26,128	7.50%, 05/01/2031	29,725
	7,744	7.50%, 06/01/2031	7,955
	1,811	7.50%, 08/01/2031	2,003
	39,306	7.50%, 09/01/2031	40,693
	302	7.50%, 05/01/2032	344

			527,138,617

The accompanying notes are an integral part of these financial statements.

143

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 57.0% - (continued)
		GNMA - 15.5%
$	514,431	1.75%, 09/20/2043	$486,511
	2,176,694	2.50%, 12/16/2039	2,119,486
	1,198,944	3.00%, 09/20/2028(5)	104,804
	669,389	3.00%, 02/16/2043(5)	110,316
	7,904,616	3.00%, 03/15/2045	7,740,956
	396,825	3.00%, 04/15/2045	388,609
	4,791,882	3.00%, 07/15/2045	4,692,668
	119,165	3.00%, 08/15/2045	116,698
	458,326	3.00%, 03/20/2047(14)	396,468
	1,290,013	3.00%, 07/16/2047	1,201,885
	62,337,699	3.00%, 11/20/2047	61,027,775
	514,735	3.50%, 02/16/2027(5)	46,745
	1,267,249	3.50%, 03/20/2027(5)	126,240
	1,122,354	3.50%, 07/20/2040(5)	129,147
	1,631,516	3.50%, 02/20/2041(5)	199,293
	2,717,270	3.50%, 04/20/2042(5)	355,205
	4,082,231	3.50%, 10/20/2042(5)	720,158
	436,686	3.50%, 11/15/2042	440,749
	12,626	3.50%, 12/15/2042	12,728
	306,814	3.50%, 02/15/2043	309,289
	14,648	3.50%, 03/15/2043	14,766
	1,980,669	3.50%, 04/15/2043	1,996,653
	5,217,580	3.50%, 05/15/2043	5,254,225
	298,169	3.50%, 05/20/2043(5)	51,092
	2,415,988	3.50%, 07/20/2043(5)	374,454
	2,545,865	3.50%, 08/20/2047	2,557,971
	97,563,000	3.50%, 07/01/2048(13)	97,938,383
	392,093	4.00%, 12/16/2026(5)	35,026
	5,225,763	4.00%, 05/20/2029(5)	536,484
	5,776,243	4.00%, 07/20/2040	5,973,009
	6,828,809	4.00%, 09/20/2040	7,062,058
	10,297,885	4.00%, 10/20/2040	10,649,571
	1,649,820	4.00%, 12/20/2040	1,706,299
	540,575	4.00%, 05/16/2042(5)	76,681
	762,891	4.00%, 03/20/2043(5)	165,332
	347,693	4.00%, 01/20/2044(5)	78,556
	2,652,753	4.00%, 03/20/2047(5)	512,306
	4,077,132	4.00%, 07/20/2047(5)	758,419
	5,909,276	4.00%, 10/20/2047	6,061,942
	6,977,896	4.00%, 11/20/2047	7,164,881
	5,350,961	4.00%, 03/20/2048	5,501,441
	16,100,000	4.00%, 07/01/2048(13)	16,501,243
	278,800	4.50%, 11/15/2039	295,000
	2,195,971	4.50%, 05/15/2040	2,323,574
	6,850,345	4.50%, 05/20/2040	7,199,197
	405,410	4.50%, 07/15/2041	427,651
	1,294,744	4.50%, 04/20/2045(5)	302,516
	641,424	4.50%, 01/20/2046	675,066
	35,625,000	4.50%, 07/01/2048(13)	37,028,041
	3,208,458	5.00%, 02/16/2040(5)	756,939
	743,148	5.00%, 05/20/2040	797,628
	1,782,688	5.00%, 06/15/2041	1,899,219
	2,318,528	5.00%, 10/16/2041(5)	396,294
	2,799,249	5.00%, 03/15/2044	2,982,983
	798,899	5.00%, 01/16/2047(5)	195,240
	21,655,000	5.00%, 07/01/2048(13)	22,710,622
	587,654	5.50%, 03/15/2033	649,156
	846,650	5.50%, 04/15/2033	946,292
	912,600	5.50%, 05/15/2033	1,010,053
	1,292,699	5.50%, 10/20/2034	1,411,191

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 57.0% - (continued)
		GNMA - 15.5% - (continued)
$	2,743,185	5.50%, 03/20/2039(5)	$618,137
	2,408,816	5.50%, 02/16/2047(5)	540,357
	1,446,939	5.50%, 02/20/2047(5)	315,193
	1,712	6.00%, 12/15/2023	1,872
	1,110	6.00%, 01/15/2029	1,213
	1,445	6.00%, 04/15/2029	1,595
	47,520	6.00%, 12/15/2031	51,946
	1,005	6.00%, 10/15/2032	1,125
	26,329	6.00%, 06/15/2033	29,104
	2,691	6.00%, 03/15/2034	3,003
	60,705	6.00%, 08/15/2034	67,084
	84,769	6.00%, 09/15/2034	93,372
	46,219	6.00%, 02/15/2035	51,084
	293,967	6.00%, 12/15/2035	322,962
	27,365	6.00%, 02/15/2036	29,914
	205,554	6.00%, 03/15/2036	226,667
	32,244	6.00%, 04/15/2036	35,248
	128,846	6.00%, 05/15/2036	140,921
	276,011	6.00%, 06/15/2036	304,133
	71,643	6.00%, 07/15/2036	78,484
	28,511	6.00%, 08/15/2036	31,174
	189,744	6.00%, 02/15/2037	209,058
	646	6.00%, 05/15/2037	712
	427,042	6.00%, 06/15/2037	471,167
	305,741	6.00%, 07/15/2037	334,221
	85,390	6.00%, 08/15/2037	93,977
	106,894	6.00%, 10/15/2037	116,851
	84,005	6.00%, 11/15/2037	91,830
	105,961	6.00%, 12/15/2037	118,347
	187,017	6.00%, 01/15/2038	205,716
	15,947	6.00%, 02/15/2038	17,433
	35,315	6.00%, 05/15/2038	38,609
	9,379	6.00%, 06/15/2038	10,255
	43,967	6.00%, 08/15/2038	48,104
	97,701	6.00%, 09/15/2038	106,802
	163,461	6.00%, 10/15/2038	182,914
	292,821	6.00%, 11/15/2038	320,098
	152,402	6.00%, 12/15/2038	166,599
	1,977	6.00%, 01/15/2039	2,161
	41,597	6.00%, 08/15/2039	45,472
	78,783	6.00%, 11/15/2039	86,122
	26,995	6.00%, 02/15/2040	29,509
	989,154	6.00%, 06/15/2040	1,081,294
	184,237	6.00%, 07/15/2040	201,399
	2,137,480	6.00%, 09/20/2040(5)	508,439
	1,023,149	6.00%, 06/15/2041	1,120,374
	2,102,260	6.00%, 02/20/2046(5)	484,539
	24,130	6.50%, 06/15/2028	26,610
	511	6.50%, 07/15/2028	564
	2,158	6.50%, 08/15/2028	2,379
	17,401	6.50%, 09/15/2028	19,190
	1,505	6.50%, 10/15/2028	1,660
	3,162	6.50%, 11/15/2028	3,487
	5,093	6.50%, 12/15/2028	5,616
	8,084	6.50%, 01/15/2029	8,915
	24,575	6.50%, 02/15/2029	27,100
	243,283	6.50%, 03/15/2029	268,287
	35,410	6.50%, 04/15/2029	39,049
	26,487	6.50%, 05/15/2029	29,210
	176,374	6.50%, 06/15/2029	194,503
	8,063	6.50%, 07/15/2029	8,891

The accompanying notes are an integral part of these financial statements.

144

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 57.0% - (continued)
		GNMA - 15.5% - (continued)
$	287	6.50%, 03/15/2031	$316
	228,264	6.50%, 04/15/2031	251,725
	53,026	6.50%, 05/15/2031	59,198
	8,860	6.50%, 06/15/2031	9,911
	188,902	6.50%, 07/15/2031	208,318
	102,473	6.50%, 08/15/2031	113,004
	134,814	6.50%, 09/15/2031	148,670
	154,743	6.50%, 10/15/2031	170,647
	336,662	6.50%, 11/15/2031	371,264
	83,369	6.50%, 12/15/2031	91,937
	313,725	6.50%, 01/15/2032	346,042
	62,723	6.50%, 02/15/2032	70,678
	46,050	6.50%, 03/15/2032	50,783
	229,713	6.50%, 04/15/2032	255,875
	739	6.50%, 05/15/2032	815
	37,257	6.50%, 06/15/2032	41,086
	5,816	7.00%, 06/20/2030	6,276
	702	7.00%, 02/15/2031	759
	195	7.00%, 06/15/2031	204
	186	7.00%, 08/15/2031	206
	691	8.50%, 11/15/2024	693

			345,573,642

			1,270,899,041

		Total U.S. Government Agencies (cost $1,274,820,714)	$1,270,899,041

U.S. GOVERNMENT SECURITIES - 4.8%
		U.S. Treasury Securities - 4.8%
		U.S. Treasury Bonds - 1.3%
		U.S. Treasury Bonds
$	5,119,000	2.50%, 02/15/2046(15)	$4,654,091
	13,709,000	2.88%, 11/15/2046(15)	13,422,503
	1,095,000	3.00%, 05/15/2045(15)	1,099,235
	8,990,000	3.13%, 08/15/2044(15)(16)	9,231,255

			28,407,084

		U.S. Treasury Notes - 3.5%
		U.S. Treasury Notes
	66,161,981	0.38%, 07/15/2027(17)	64,366,363
	13,574,113	0.63%, 01/15/2026(17)	13,500,266

			77,866,629

			106,273,713

		Total U.S. Government Securities (cost $108,543,802)	$106,273,713

COMMON STOCKS - 0.0%
		Energy - 0.0%
	64,657	Ascent Resources - Marcellus LLC Class A(18)(19)(20)	203,670
	14,557	Templar Energy LLC Class A	14,557

			218,227

		Total Common Stocks (cost $328,313)	$218,227

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1%
		Banks - 0.1%
$	2,242	U.S. Bancorp Series A 3 mo. USD LIBOR + 1.020%, 3.50%(2)(7)	$2,094,140

		Total Preferred Stocks (cost $1,591,820)	$2,094,140

WARRANTS - 0.0%
		Energy - 0.0%
	16,740	Ascent Resources - Marcellus LLC Expires 3/30/23*(18)(19)(20)	1,339

		Total Warrants (cost $1,339)	$1,339

		Total Long-Term Investments (cost $2,955,551,899)	$2,919,187,518

ESCROWS - 0.0%
		Energy-Alternate Sources - 0.0%
	800,000	TCEH Corp.*(18)(19)(20)	1

		Total Escrows (cost $—)	$1

SHORT-TERM INVESTMENTS - 4.7%
		Other Investment Pools & Funds - 3.3%
	74,677,999	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(21)	$74,677,999

		Securities Lending Collateral - 0.5%
	525,466	Citibank NA DDCA, 1.91%, 7/2/2018(21)	525,466
	3,549,489	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(21)	3,549,489
	3,298,199	Invesco Government & Agency Portfolio, 1.81%(21)	3,298,199
	973,057	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(21)	973,057
	2,163,115	Western Asset Institutional Government Class A Fund, 1.79%(21)	2,163,115

			10,509,326

The accompanying notes are an integral part of these financial statements.

145

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.7% - (continued)
		U.S. Treasury Bill - 0.9%
		Sovereign - 0.9%
$	20,000,000	U.S. Treasury Bill 1.84%, 08/23/2018(15)(22)	$19,945,616

			19,945,616

		Total Short-Term Investments (cost $105,132,941)	$105,132,941

Total Investments Excluding Purchased Options (cost $3,060,684,840)	135.6%	$3,024,320,459

Total Purchased Options (cost $7,751,675)	0.3%	$6,705,508

Total Investments (cost $3,068,436,515)	135.9%	$3,031,025,967
Other Assets and Liabilities	(35.9)%	(800,499,537)

Total Net Assets	100.0%	$2,230,526,430

The accompanying notes are an integral part of these financial statements.

146

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $783,548,519, which represented 35.1% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2018.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.

(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(8)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $29,155,518, which represented 1.3% of total net assets.

(9)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of June 30, 2018.

(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(11)

This security, or a portion of this security, has unfunded loan commitments. As of June 30, 2018, the aggregate value of the unfunded commitment was $118,180, which rounds to zero percent of total net assets.

(12)	Securities disclosed are principal-only strips.

(13)	Represents or includes a TBA transaction.

(14)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

(15)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(16)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(18)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2018, the aggregate fair value of these securities was $205,010, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(19)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At June 30, 2018, the aggregate value of these securities was $205,010, which represented 0.0% of total net assets.

(20)	Investment valued using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.

147

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

(21)	Current yield as of period end.

(22)	The rate shown represents current yield to maturity.

OTC Swaption Contracts Outstanding at June 30, 2018
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	JPM	2.45%	Pay	08/02/27	USD	2,800,000	2,800,000	$313,353	$327,600	$(14,247)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	BCLY	2.45%	Receive	08/02/27	USD	11,200,000	11,200,000	1,253,413	1,614,914	(361,501)

Total Calls							14,000,000	$1,566,766	$1,942,514	$(375,748)

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 02/28/19	BCLY	2.45%	Pay	08/02/27	USD	11,200,000	11,200,000	$2,269,069	$2,205,407	$63,662
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	JPM	2.45%	Receive	08/02/27	USD	2,800,000	2,800,000	567,267	562,520	4,747
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 05/15/29	BOA	3.25%	Receive	05/13/19	USD	59,245,000	59,245,000	696,970	953,844	(256,874)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 05/15/29	BOA	3.25%	Receive	05/13/19	USD	18,924,000	18,924,000	222,626	297,343	(74,717)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29	BOA	3.20%	Receive	05/30/19	USD	59,540,000	59,540,000	700,464	925,847	(225,383)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29	DEUT	3.20%	Receive	05/30/19	USD	58,000,000	58,000,000	682,346	864,200	(181,854)

Total Puts							209,709,000	$5,138,742	$5,809,161	$(670,419)

Total purchased swaption contracts							223,709,000	$6,705,508	$7,751,675	$(1,046,167)

Futures Contracts Outstanding at June 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
90-Day Euro Future	928	03/18/2019	$225,596,800	$(28,965)
U.S. Treasury 2-Year Note Future	669	09/28/2018	141,713,016	(60,434)
U.S. Treasury 5-Year Note Future	2,601	09/28/2018	295,518,306	659,592
U.S. Treasury Long Bond Future	63	09/19/2018	9,135,000	75,993
U.S. Treasury Ultra Bond Future	681	09/19/2018	108,662,063	2,712,004

Total				$3,358,190

Short position contracts:
90-Day Euro Future	928	03/16/2020	$225,086,400	$218,699
Long Gilt Future	173	09/26/2018	28,096,669	(75,031)
U.S. Treasury 10-Year Note Future	464	09/19/2018	55,767,000	(189,997)
U.S. Treasury 10-Year Ultra Future	573	09/19/2018	73,478,297	(884,668)

Total				$(930,997)

Total futures contracts				$2,427,193

The accompanying notes are an integral part of these financial statements.

148

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

TBA Sale Commitments Outstanding at June 30, 2018
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FHLMC, 5.50%	$5,100,000	07/01/2048	$(5,454,809)	$6,176
FNMA, 2.50%	32,170,000	07/01/2033	(31,265,299)	(172,492)
FNMA, 3.00%	54,318,000	07/01/2033	(53,999,132)	(284,747)
FNMA, 3.00%	5,824,000	07/01/2048	(5,641,772)	(37,992)
FNMA, 3.50%	775,000	07/01/2033	(784,264)	(2,967)
FNMA, 4.00%	3,200,000	07/01/2033	(3,282,750)	(4,250)
FNMA, 4.50%	75,595,000	07/01/2048	(78,713,944)	(181,670)
FNMA, 4.50%	21,100,000	08/01/2048	(21,930,994)	(31,502)
FNMA, 5.00%	9,327,000	07/01/2048	(9,880,193)	(31,664)
FNMA, 5.50%	13,400,000	07/01/2048	(14,368,359)	(21,984)
FNMA, 6.00%	3,300,000	07/01/2048	(3,609,375)	(8,766)
GNMA, 3.00%	47,535,000	07/01/2048	(46,505,382)	(369,475)
GNMA, 3.50%	13,910,000	07/01/2048	(13,963,520)	4,889
GNMA, 4.00%	11,969,000	07/01/2048	(12,267,290)	(54,702)

Total (proceeds receivable $300,475,937)			$(301,667,083)	$(1,191,146)

At June 30, 2018, the aggregate market value of TBA Sale Commitments represents (13.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at June 30, 2018
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,475,578	(0.09%)	08/25/37	Monthly	$312,371	$—	$70,072	$(242,299)
ABX.HE.AAA.07	CSI	USD	3,586,841	(0.09%)	08/25/37	Monthly	873,071	—	170,330	(702,741)
ABX.HE.PENAAA.06	MSC	USD	801,363	(0.11%)	05/25/46	Monthly	86,913	—	51,074	(35,839)
ABX.HE.PENAAA.06	JPM	USD	1,829,448	(0.11%)	05/25/46	Monthly	197,945	—	116,594	(81,351)
ABX.HE.PENAAA.06	GSC	USD	750,927	(0.11%)	05/25/46	Monthly	$185,647	$—	$47,860	$(137,787)

Total							$1,655,947	$—	$455,930	$(1,200,017)

Sell protection:
ABX.HE.AAA.07	MSC	USD	1,475,577	0.09%	08/25/37	Monthly	$14,074	$—	$(70,068)	$(84,142)
ABX.HE.AAA.07	MSC	USD	3,586,839	0.09%	08/25/37	Monthly	34,264	—	(170,321)	(204,585)
ABX.HE.PENAAA.06	BCLY	USD	3,381,743	0.11%	05/25/46	Monthly	—	(88,652)	(215,534)	(126,882)
CMBX.NA.BB.6	CSI	USD	3,270,000	5.00%	05/11/63	Monthly	—	(669,533)	(612,195)	57,338
CMBX.NA.BB.6	CSI	USD	1,825,000	5.00%	05/11/63	Monthly	—	(360,641)	(341,668)	18,973
CMBX.NA.BB.6	MSC	USD	1,065,000	5.00%	05/11/63	Monthly	—	(190,743)	(203,675)	(12,932)
CMBX.NA.BB.6	CSI	USD	2,671,000	5.00%	05/11/63	Monthly	—	(478,351)	(510,812)	(32,461)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	Monthly	—	(500,558)	(534,525)	(33,967)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	Monthly	—	(500,558)	(534,525)	(33,967)
CMBX.NA.BB.6	CSI	USD	2,800,000	5.00%	05/11/63	Monthly	—	(501,454)	(535,482)	(34,028)
CMBX.NA.BB.6	CSI	USD	965,000	5.00%	05/11/63	Monthly	—	(139,534)	(180,664)	(41,130)
CMBX.NA.BB.6	GSC	USD	2,855,000	5.00%	05/11/63	Monthly	—	(304,012)	(546,000)	(241,988)
CMBX.NA.BB.8	DEUT	USD	1,455,000	5.00%	10/17/57	Monthly	—	(355,363)	(298,460)	56,903
CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/57	Monthly	—	(1,380,456)	(1,084,299)	296,157
CMBX.NA.BB.8	CSI	USD	2,507,000	5.00%	10/17/57	Monthly	—	(680,813)	(524,351)	156,462
CMBX.NA.BB.8	GSC	USD	3,445,000	5.00%	10/17/57	Monthly	—	(837,673)	(706,663)	131,010
CMBX.NA.BB.8	GSC	USD	240,000	5.00%	10/17/57	Monthly	—	(27,028)	(50,197)	(23,169)
CMBX.NA.BBB-.6	MSC	USD	465,000	3.00%	05/11/63	Monthly	—	(39,880)	(48,006)	(8,126)
CMBX.NA.BBB-.6	MSC	USD	4,245,000	3.00%	05/11/63	Monthly	—	(626,976)	(438,245)	188,731
CMBX.NA.BBB-.6	MSC	USD	2,265,000	3.00%	05/11/63	Monthly	—	(368,188)	(228,359)	139,829
CMBX.NA.BBB-.6	DEUT	USD	2,180,000	3.00%	05/11/63	Monthly	—	(325,388)	(225,058)	100,330
CMBX.NA.BBB-.6	CSI	USD	2,060,000	3.00%	05/11/63	Monthly	—	(297,539)	(212,670)	84,869
CMBX.NA.BBB-.6	GSC	USD	1,255,000	3.00%	05/11/63	Monthly	—	(209,613)	(126,635)	82,978
CMBX.NA.BBB-.6	MSC	USD	1,130,000	3.00%	05/11/63	Monthly	—	(186,755)	(113,927)	72,828

The accompanying notes are an integral part of these financial statements.

149

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at June 30, 2018 (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - (continued)
Sell protection: - (continued)
CMBX.NA.BBB-.6	DEUT	USD	1,005,000	3.00%	05/11/63	Monthly	$—	$(169,021)	$(101,325)	$67,696
CMBX.NA.BBB-.6	MSC	USD	1,000,000	3.00%	05/11/63	Monthly	—	(168,421)	(100,905)	67,516
CMBX.NA.BBB-.6	MSC	USD	610,000	3.00%	05/11/63	Monthly	—	(102,789)	(61,501)	41,288
CMBX.NA.BBB-.6	CSI	USD	920,000	3.00%	05/11/63	Monthly	—	(128,182)	(92,756)	35,426
CMBX.NA.BBB-.6	GSC	USD	2,725,000	3.00%	05/11/63	Monthly	—	(302,153)	(274,511)	27,642

Total							$48,338	$(9,940,274)	$(9,143,336)	$748,600

Total traded indices							$1,704,285	$(9,940,274)	$(8,687,406)	$(451,417)

Total OTC contracts							$1,704,285	$(9,940,274)	$(8,687,406)	$(451,417)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2018
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.29	USD	9,780,000	(1.00%)	06/20/23	Quarterly	$257,246	$383,235	$125,989
ITRAXX.EUR.29	EUR	23,660,000	(1.00%)	06/20/23	Quarterly	(411,667)	(362,601)	49,066
ITRAXX.XOV.29	EUR	8,730,000	(5.00%)	06/20/23	Quarterly	(898,338)	(809,634)	88,704

Total						$(1,052,759)	$(789,000)	$263,759

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.30	USD	48,183,000	5.00%	06/20/23	Quarterly	$2,879,224	$2,829,988	$(49,236)

Total						$1,826,465	$2,040,988	$(214,523)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	2.18% Fixed	USD	9,530,000	11/15/24	Annual	$—	$(9,337)	$179,075	$188,412
12 Mo. Federal Funds Rate	2.18% Fixed	USD	9,640,000	11/15/24	Annual	—	—	181,142	181,142
12 Mo. Federal Funds Rate	2.06% Fixed	USD	13,585,000	11/15/24	Annual	292,019	—	354,836	62,817
12 Mo. Federal Funds Rate	2.56% Fixed	USD	14,026,010	11/15/24	Annual	—	—	35,384	35,384
12 Mo. Federal Funds Rate	2.53% Fixed	USD	17,661,015	11/15/24	Annual	—	—	22,586	22,586
12 Mo. Federal Funds Rate	2.56% Fixed	USD	5,965,000	11/15/24	Annual	—	—	15,356	15,356
12 Mo. Federal Funds Rate	2.53% Fixed	USD	14,122,975	11/15/24	Annual	—	—	13,363	13,363
12 Mo. Federal Funds Rate	2.25% Fixed	USD	4,555,000	11/15/24	Annual	52,821	—	65,588	12,767
12 Mo. Federal Funds Rate	2.45% Fixed	USD	6,670,000	11/15/24	Annual	—	—	12,320	12,320
12 Mo. Federal Funds Rate	2.45% Fixed	USD	5,840,000	11/15/24	Annual	—	—	11,054	11,054
12 Mo. Federal Funds Rate	2.46% Fixed	USD	6,645,000	11/15/24	Annual	—	—	10,216	10,216
12 Mo. Federal Funds Rate	2.25% Fixed	USD	1,240,000	11/15/24	Annual	14,397	—	17,855	3,458
12 Mo. Federal Funds Rate	2.51% Fixed	USD	7,870,000	11/15/24	Annual	—	—	(3,513)	(3,513)
12 Mo. Federal Funds Rate	1.63% Fixed	USD	13,700,000	11/14/26	Annual	—	—	929,166	929,166
12 Mo. Federal Funds Rate	2.50% Fixed	USD	16,600,000	03/01/28	Annual	53,273	—	11,225	(42,048)
3 Mo. USD LIBOR	2.00% Fixed	USD	17,550,000	03/21/23	Semi-Annual	89,961	—	584,760	494,799

The accompanying notes are an integral part of these financial statements.

150

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2018 (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	3.00% Fixed	USD	35,246,000	04/30/25	Semi-Annual	$131,578	$—	$(181,922)	$(313,500)
3 Mo. USD LIBOR	3.00% Fixed	USD	13,187,000	06/18/28	Semi-Annual	—	—	(102,400)	(102,400)
3 Mo. USD LIBOR	2.25% Fixed	USD	103,083,000	06/20/28	Semi-Annual	5,586,456	—	6,105,749	519,293
3 Mo. USD LIBOR	2.75% Fixed	USD	22,395,000	12/20/47	Semi-Annual	—	(493,978)	806,149	1,300,127

Total						$6,220,505	$(503,315)	$9,067,989	$3,350,799

OTC Total Return Swap Contracts Outstanding at June 30, 2018
Reference Entity	Counter-party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
iBoxx USD liquid High Yield	MSC	USD	23,795,000	(1.00%)	12/20/18	Quarterly	$25,650	$—	$(211,590)	$(237,240)
iBoxx USD liquid High Yield	GSC	USD	23,677,000	(1.00%)	12/20/18	Quarterly	28,513	—	(515,146)	(543,659)

Total							$54,163	$—	$(726,736)	$(780,899)

Foreign Currency Contracts Outstanding at June 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
250,000	CAD	197,111	USD	BOA	07/30/18	$—	$(6,843)
200,000	CAD	157,696	USD	BOA	08/01/18	—	(5,479)
60,490,000	EGP	3,172,830	USD	MSC	04/22/19	—	(73,969)
273,000	EUR	319,325	USD	CBK	07/31/18	199	—
317,000,000	JPY	2,990,530	USD	MSC	07/09/18	—	(125,617)
196,550	USD	250,000	CAD	CIBC	07/30/18	6,282	—
157,245	USD	200,000	CAD	CIBC	08/01/18	5,029	—
1,113,027	USD	951,000	EUR	GSC	07/31/18	—	(43)
230,909	USD	199,000	EUR	GSC	07/31/18	—	(2,004)
12,279,183	USD	10,529,000	EUR	UBS	07/31/18	—	(44,169)
1,053,968	USD	886,000	EUR	JPM	09/19/18	12,981	—
1,049,536	USD	887,000	EUR	UBS	09/19/18	7,375	—
2,981,949	USD	317,000,000	JPY	CBK	07/09/18	117,036	—

Total						$148,902	$(258,124)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

151

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average
MTN	Medium Term Note
PRIME	Prime Rate
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

152

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$797,129,978	$—	$797,129,978	$—
Corporate Bonds	625,365,268	—	625,365,268	—
Foreign Government Obligations	29,853,820	—	29,853,820	—
Municipal Bonds	25,246,318	—	25,246,318	—
Senior Floating Rate Interests	62,105,673	—	62,105,673	—
U.S. Government Agencies	1,270,899,041	—	1,270,899,041	—
U.S. Government Securities	106,273,713	—	106,273,713	—
Common Stocks
Energy	218,227	—	14,557	203,670
Preferred Stocks	2,094,140	2,094,140	—	—
Warrants	1,339	—	—	1,339
Escrows	1	—	—	1
Short-Term Investments	105,132,941	85,187,325	19,945,616	—
Purchased Options	6,705,508	—	6,705,508	—
Foreign Currency Contracts(2)	148,902	—	148,902	—
Futures Contracts(2)	3,666,288	3,666,288	—	—
Swaps - Credit Default(2)	1,910,900	—	1,910,900	—
Swaps - Interest Rate(2)	3,796,750	—	3,796,750	—

Total	$3,040,548,807	$90,947,753	$2,949,396,044	$205,010

Liabilities
Foreign Currency Contracts(2)	$(258,124)	$—	$(258,124)	$—
Futures Contracts(2)	(1,239,095)	(1,239,095)	—	—
Swaps - Credit Default(2)	(2,132,284)	—	(2,132,284)	—
Swaps - Interest Rate(2)	(461,461)	—	(461,461)	—
Swaps - Total Return(2)	(780,899)	—	(780,899)	—
TBA Sale Commitments	(301,667,083)	—	(301,667,083)	—

Total	$(306,538,946)	$(1,239,095)	$(305,299,851)	$—

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

153

Hartford Ultrashort Bond HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.1%
		Asset-Backed - Automobile - 15.0%
		Ally Auto Receivables Trust
$	453,096	1.38%, 10/15/2019	$452,850
	1,478,286	1.53%, 03/16/2020	1,474,533
	1,310,000	2.72%, 05/17/2021	1,309,967
		American Credit Acceptance Receivables Trust
	270,464	1.84%, 07/13/2020(1)	270,351
	705,155	2.72%, 03/10/2021(1)	704,809
	2,130,000	2.94%, 01/10/2022(1)	2,130,583
		AmeriCredit Automobile Receivables Trust
	407,475	1.46%, 05/10/2021	405,158
	141,586	1.51%, 05/18/2020	141,337
	395,021	1.65%, 09/18/2020	393,804
	512,953	1.69%, 12/18/2020	510,733
	1,160,000	2.71%, 07/19/2021	1,159,207
		ARI Fleet Lease Trust
	1,161,163	1.91%, 04/15/2026(1)	1,154,591
	240,000	2.55%, 10/15/2026(1)	238,810
	565,000	BMW Floorplan Master Owner Trust 1 mo. USD LIBOR + 0.320%, 2.35%, 05/15/2023(1)(2)	564,999
	443,894	BMW Vehicle Lease Trust 1.64%, 07/22/2019	443,113
		Canadian Pacer Auto Receivables Trust
	320,000	2.05%, 03/19/2021(1)	317,181
	1,400,000	2.70%, 08/19/2020(1)	1,399,621
		Capital Auto Receivables Asset Trust
	119,330	1.86%, 10/21/2019	119,282
	335,000	2.02%, 08/20/2021(1)	331,918
		CarMax Auto Owner Trust
	2,000,000	1.40%, 08/15/2021	1,972,285
	365,932	1.54%, 02/18/2020	365,386
	1,792,816	1.56%, 11/16/2020	1,784,312
	1,955,000	2.23%, 05/17/2021	1,946,245
		Chesapeake Funding LLC
	1,123,536	1.91%, 08/15/2029(1)	1,110,172
	1,520,000	2.12%, 11/15/2029(1)	1,503,010
	601,789	1 mo. USD LIBOR + 0.450%, 2.52%, 05/15/2029(1)(2)(3)	601,806
	930,000	3.04%, 04/15/2030(1)	926,886
	665,112	1 mo. USD LIBOR + 1.150%, 3.22%, 03/15/2028(1)(2)	667,600
		CPS Auto Receivables Trust
	113,173	1.78%, 09/15/2020(1)	112,785
	380,382	1.87%, 03/15/2021(1)	378,614
	444,525	2.16%, 05/17/2021(1)	442,952
	800,000	DT Auto Owner Trust 2.84%, 09/15/2021(1)	800,041
		Enterprise Fleet Financing LLC
	1,348,944	1.74%, 02/22/2022(1)	1,343,242
	755,109	1.97%, 01/20/2023(1)	749,474
	940,000	2.13%, 05/22/2023(1)	930,865
	523,089	Exeter Automobile Receivables Trust 2.21%, 05/17/2021(1)	521,432
	405,653	Fifth Third Auto Trust 1.42%, 03/16/2020	404,590
		First Investors Auto Owner Trust
	219,242	1.69%, 04/15/2021(1)	218,422
	263,660	1.86%, 10/15/2021(1)	262,344
	788,810	2.84%, 05/16/2022(1)	788,717
		Flagship Credit Auto Trust
	468,040	1.85%, 07/15/2021(1)	465,052
	1,793,027	1.88%, 10/15/2021(1)	1,782,998

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.1% - (continued)
		Asset-Backed - Automobile - 15.0% - (continued)
		Ford Credit Auto Lease Trust
$	443,998	1.56%, 11/15/2019	$443,060
	1,430,000	2.71%, 12/15/2020	1,429,148
		Ford Credit Auto Owner Trust
	259,697	1.04%, 09/15/2019	259,400
	1,000,000	2.12%, 07/15/2026(1)	986,518
	1,500,000	2.26%, 11/15/2025(1)	1,493,088
		GM Financial Automobile Leasing Trust
	533,629	1.61%, 12/20/2019	531,325
	291,622	1.67%, 09/20/2019	291,049
	600,000	2.39%, 04/20/2020	598,186
	2,410,000	2.83%, 07/20/2020	2,409,946
		GM Financial Consumer Automobile
	195,391	1.51%, 03/16/2020(1)	194,937
	227,957	1 mo. USD LIBOR + 0.120%, 2.21%, 03/16/2020(1)(2)	227,907
		GM Financial Consumer Automobile Receivables Trust
	854,333	1.71%, 09/16/2020(1)	851,184
	2,635,000	2.08%, 01/19/2021	2,624,141
	306,292	Harley-Davidson Motorcycle Trust 1.41%, 06/15/2020	305,734
		Hyundai Auto Lease Securitization Trust
	446,277	1.52%, 10/15/2019(1)	445,527
	3,290,000	1.88%, 08/17/2020(1)	3,275,171
	2,500,000	2.81%, 12/15/2020(1)	2,500,184
		Hyundai Auto Receivables Trust
	809,827	1.48%, 02/18/2020	807,449
	520,000	2.55%, 04/15/2021	519,358
	1,401,257	Mercedes-Benz Auto Lease Trust 1.53%, 08/15/2019	1,398,938
	949,399	Mercedes-Benz Auto Receivables Trust 1.26%, 02/16/2021	940,499
	1,960,000	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(1)	1,945,326
		Prestige Auto Receivables Trust
	329,137	1.46%, 07/15/2020(1)	328,556
	830,530	1.80%, 11/16/2020(1)	827,819
		Santander Drive Auto Receivables Trust
	18,095	1.49%, 02/18/2020	18,085
	2,500,000	1.87%, 12/15/2020	2,495,229
	755,000	3.03%, 02/15/2022	755,311
		Securitized Term Auto Receivables Trust
	45,260	1.51%, 04/25/2019(1)	45,225
	488,668	1.78%, 01/27/2020(1)	486,614
	1,500,000	2.21%, 06/25/2021(1)	1,481,317
	2,500,000	2.81%, 12/29/2020(1)	2,499,550
	260,763	Toyota Auto Receivables Owner Trust 1.30%, 04/15/2020	259,393
	1,190,000	Volkswagen Auto Loan Enhanced Trust 2.81%, 07/20/2021	1,189,990
		Westlake Automobile Receivables Trust
	338,551	1.78%, 04/15/2020(1)	338,131
	614,997	1.80%, 07/15/2020(1)	613,055
	1,615,000	2.24%, 12/15/2020(1)	1,610,131
	1,185,000	2.84%, 09/15/2021(1)	1,185,055
		Wheels SPV LLC
	162,829	1.59%, 05/20/2025(1)	162,139
	495,236	1.88%, 04/20/2026(1)	490,780
		World Omni Automobile Lease Securitization Trust
	546,236	1.68%, 12/16/2019	544,333

The accompanying notes are an integral part of these financial statements.

154

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.1% - (continued)
		Asset-Backed - Automobile - 15.0% - (continued)
$	2,010,000	2.59%, 11/16/2020	$2,006,181

			75,417,046

		Asset-Backed - Credit Card - 4.7%
	2,995,000	BA Credit Card Trust 1 mo. USD LIBOR + 0.380%, 2.45%, 06/15/2021(2)	2,999,792
	915,000	Barclays Dryrock Issuance Trust 1 mo. USD LIBOR + 0.330%, 2.40%, 03/15/2023(2)	916,356
		Cabela’s Credit Card Master Note Trust
	1,785,000	1.78%, 06/15/2022	1,766,165
	3,000,000	1 mo. USD LIBOR + 0.450%, 2.52%, 07/15/2022(2)	3,007,442
	2,500,000	Capital One Multi-Asset Execution Trust 1 mo. USD LIBOR + 0.450%, 2.52%, 02/15/2022(2)	2,506,659
		CARDS Trust
	1,815,000	1 mo. USD LIBOR + 0.370%, 2.44%, 04/18/2022(1)(2)	1,816,766
	2,480,000	1 mo. USD LIBOR + 0.700%, 2.77%, 07/15/2021(1)(2)(3)	2,480,632
		Chase Issuance Trust
	2,250,000	1.27%, 07/15/2021	2,217,425
	6,000,000	1 mo. USD LIBOR + 0.420%, 2.49%, 11/16/2020(2)	6,007,580

			23,718,817

		Asset-Backed - Finance & Insurance - 6.0%
		CNH Equipment Trust
	289,216	1.26%, 02/18/2020	288,887
	1,064,203	1.64%, 07/15/2020	1,060,922
	1,625,000	1.84%, 03/15/2021	1,615,871
	1,800,000	2.78%, 08/16/2021	1,799,833
		DLL Securitization Trust
	860,000	1.89%, 07/15/2020(1)	856,688
	2,495,000	2.81%, 11/17/2020(1)	2,495,398
	486,358	Engs Commercial Finance Trust 2.97%, 02/22/2021(1)	485,896
		Ford Credit Floorplan Master Owner Trust
	1,745,000	1 mo. USD LIBOR + 0.530%, 2.60%, 07/15/2020(2)	1,745,348
	1,380,000	1 mo. USD LIBOR + 0.600%, 2.67%, 08/15/2020(2)	1,380,636
		GMF Floorplan Owner Revolving Trust
	2,675,000	1 mo. USD LIBOR + 0.430%, 2.50%, 07/15/2022(1)(2)	2,682,036
	1,440,000	1 mo. USD LIBOR + 0.570%, 2.64%, 01/18/2022(1)(2)	1,446,099
		GreatAmerica Leasing Receivables Funding LLC
	318,350	1.72%, 04/22/2019(1)	317,896
	760,000	2.35%, 05/15/2020(1)	757,470
		John Deere Owner Trust
	315,587	1.50%, 10/15/2019	315,051
	285,872	1.59%, 04/15/2020	284,787
	1,310,000	Kubota Credit Owner Trust 2.80%, 02/16/2021(1)	1,308,831
		MMAF Equipment Finance LLC
	527,658	1.73%, 05/18/2020(1)	526,204
	1,880,000	1.93%, 10/15/2020(1)	1,867,449
	1,365,000	2.92%, 07/12/2021(1)	1,364,346

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.1% - (continued)
		Asset-Backed - Finance & Insurance - 6.0% - (continued)
$	362,067	Nationstar HECM Loan Trust 2.76%, 02/25/2028(1)(3)(4)(5)	$362,067
		New York City Tax Lien
	55,164	1.47%, 11/10/2029(1)	54,232
	1,019,563	1.87%, 11/10/2030(1)	1,006,785
		Verizon Owner Trust
	2,250,000	1.42%, 01/20/2021(1)	2,235,983
	730,000	1.92%, 12/20/2021(1)	719,667
	905,000	2.06%, 09/20/2021(1)	894,691
	1,982,044	Volvo Financial Equipment LLC 1.55%, 10/15/2019(1)	1,977,604
	230,000	Volvo Financial Equipment Master Owner Trust 1 mo. USD LIBOR + 0.500%, 2.57%, 11/15/2022(1)(2)	230,430

			30,081,107

		Asset-Backed - Home Equity - 0.3%
	1,411,484	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)(3)	1,424,150

		Asset-Backed - Student Loan - 1.0%
		Navient Student Loan Trust
	386,011	1 mo. USD LIBOR + 0.400%, 2.49%, 07/26/2066(1)(2)	386,177
	203,024	1 mo. USD LIBOR + 0.480%, 2.57%, 03/25/2066(1)(2)	203,359
		SLM Student Loan Trust
	883,229	3 mo. USD LIBOR + 0.090%, 2.45%, 10/25/2024(2)	882,541
	798,229	3 mo. USD LIBOR + 0.120%, 2.48%, 01/25/2027(2)	795,296
	891,194	1 mo. USD LIBOR + 0.520%, 2.61%, 03/25/2026(2)	893,615
	1,534,756	1 mo. USD LIBOR + 0.600%, 2.69%, 11/25/2027(2)	1,541,136
	494,687	SoFi Professional Loan Program LLC 1 mo. USD LIBOR + 1.600%, 3.69%, 06/25/2025(1)(2)	499,444

			5,201,568

		Commercial Mortgage-Backed Securities - 0.9%
	1,365,000	FREMF Mortgage Trust 1 mo. USD LIBOR + 0.320%, 2.40%, 02/25/2020(2)	1,368,144
	800,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 0.700%, 2.77%, 07/15/2032(1)(2)	799,693
	500,000	JP Morgan Chase Commercial Mortgage Securities Trust 5.63%, 12/05/2027(1)	519,104
	1,472	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(3)	1,474
	1,892,889	SG Residential Mortgage Trust 3.43%, 04/27/2048(1)(3)	1,892,889

			4,581,304

		Whole Loan Collateral CMO - 0.2%
	247,141	OBX Trust 1 mo. USD LIBOR + 0.650%, 2.74%, 06/25/2057(1)(2)	247,435

The accompanying notes are an integral part of these financial statements.

155

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.1% - (continued)
		Whole Loan Collateral CMO - 0.2% - (continued)
$	690,703	Verus Securitization Trust 2.93%, 02/25/2048(1)(3)	$684,927

			932,362

		Total Asset & Commercial Mortgage Backed Securities (cost $141,773,632)	$141,356,354

CORPORATE BONDS - 44.5%
		Agriculture - 0.4%
$	1,750,000	Philip Morris International, Inc. 3 mo. USD LIBOR + 0.420%, 2.75%, 02/21/2020(2)	$1,756,556

		Auto Manufacturers - 3.7%
	2,000,000	American Honda Finance Corp. 2.00%, 11/13/2019	1,977,022
		Daimler Finance North America LLC
	1,750,000	1.50%, 07/05/2019(1)	1,724,521
	715,000	3 mo. USD LIBOR + 0.390%, 2.75%, 05/04/2020(1)(2)	714,748
		Ford Motor Credit Co. LLC
	1,500,000	2.26%, 03/28/2019	1,491,933
	2,500,000	3 mo. USD LIBOR + 0.830%, 3.16%, 03/12/2019(2)	2,507,818
	1,000,000	General Motors Financial Co., Inc. 3 mo. USD LIBOR + 0.850%, 3.19%, 04/09/2021(2)	1,005,201
	1,500,000	Harley-Davidson Financial Services, Inc. 2.25%, 01/15/2019(1)	1,495,920
	1,250,000	Hyundai Capital America 3 mo. USD LIBOR + 0.940%, 3.26%, 07/08/2021(1)(2)	1,250,600
	1,900,000	Nissan Motor Acceptance Corp. 3 mo. USD LIBOR + 0.390%, 2.73%, 09/28/2020(1)(2)	1,901,240
	1,500,000	PACCAR Financial Corp. 3 mo. USD LIBOR + 0.600%, 2.91%, 12/06/2018(2)	1,503,390
		Toyota Motor Credit Corp.
	1,000,000	2.20%, 01/10/2020	990,840
	2,000,000	3 mo. USD LIBOR + 0.260%, 2.61%, 04/17/2020(2)	2,005,607

			18,568,840

		Beverages - 2.4%
	5,000,000	Anheuser-Busch InBev Finance, Inc. 3 mo. USD LIBOR + 0.400%, 2.76%, 02/01/2019(2)	5,010,078
	6,000,000	Anheuser-Busch InBev Worldwide, Inc. 3 mo. USD LIBOR + 0.690%, 3.05%, 08/01/2018(2)	6,004,220
	1,250,000	PepsiCo, Inc. 3 mo. USD LIBOR + 0.040%, 2.40%, 05/02/2019(2)	1,250,725

			12,265,023

		Biotechnology - 0.7%
	2,148,000	Amgen, Inc. 3 mo. USD LIBOR + 0.320%, 2.67%, 05/10/2019(2)	2,152,581

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.5% - (continued)
		Biotechnology - 0.7% - (continued)
$	1,205,000	Gilead Sciences, Inc. 1.85%, 09/20/2019	$1,190,354

			3,342,935

		Chemicals - 0.5%
	1,250,000	Air Liquide Finance S.A. 1.38%, 09/27/2019(1)	1,226,983
	1,450,000	EI du Pont de Nemours & Co. 3 mo. USD LIBOR + 0.530%, 2.89%, 05/01/2020(2)	1,454,956

			2,681,939

		Commercial Banks - 19.3%
	2,200,000	ABN Amro Bank N.V. 3 mo. USD LIBOR + 0.640%, 3.00%, 01/18/2019(1)(2)	2,205,918
		Bank of America Corp.
	1,500,000	3 mo. USD LIBOR + 0.650%, 2.99%, 10/01/2021(2)	1,505,312
	2,000,000	3 mo. USD LIBOR + 1.040%, 3.39%, 01/15/2019(2)	2,010,067
	1,350,000	Bank of Montreal 1.35%, 08/28/2018(3)	1,347,731
	1,750,000	Bank of Nova Scotia 1.65%, 06/14/2019	1,731,092
		BB&T Corp.
	1,500,000	3 mo. USD LIBOR + 0.570%, 2.91%, 06/15/2020(2)	1,507,610
	2,500,000	3 mo. USD LIBOR + 0.660%, 3.02%, 02/01/2019(2)	2,506,408
	1,750,000	Canadian Imperial Bank of Commerce 3 mo. USD LIBOR + 0.320%, 2.68%, 02/02/2021(2)	1,749,524
		Capital One Financial Corp.
	1,250,000	3 mo. USD LIBOR + 0.760%, 3.12%, 05/12/2020(2)	1,255,250
	1,500,000	3 mo. USD LIBOR + 0.950%, 3.28%, 03/09/2022(2)	1,505,693
	4,000,000	Citigroup, Inc. 3 mo. USD LIBOR + 0.770%, 3.10%, 04/08/2019(2)	4,016,911
	1,500,000	Citizens Bank NA 3 mo. USD LIBOR + 0.540%, 2.86%, 03/02/2020(2)	1,503,082
	2,070,000	Commonwealth Bank of Australia 3 mo. USD LIBOR + 0.640%, 3.00%, 11/07/2019(1)(2)	2,081,104
	2,500,000	Credit Agricole S.A. 3 mo. USD LIBOR + 0.970%, 3.30%, 06/10/2020(1)(2)	2,530,290
		Danske Bank A/S
	1,500,000	3 mo. USD LIBOR + 0.510%, 2.83%, 03/02/2020(1)(2)	1,503,950
	2,000,000	3 mo. USD LIBOR + 0.580%, 2.89%, 09/06/2019(1)(2)	2,008,010
	1,500,000	Deutsche Bank AG 3 mo. USD LIBOR + 0.970%, 3.31%, 07/13/2020(2)	1,490,576
	1,500,000	DNB Bank ASA 3 mo. USD LIBOR + 0.370%, 2.71%, 10/02/2020(1)(2)	1,502,607

The accompanying notes are an integral part of these financial statements.

156

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.5% - (continued)
		Commercial Banks - 19.3% - (continued)
		Fifth Third Bank
$	500,000	2.20%, 10/30/2020	$488,673
	1,000,000	3 mo. USD LIBOR + 0.250%, 2.61%, 10/30/2020(2)	999,075
	2,350,000	3 mo. USD LIBOR + 0.590%, 2.93%, 09/27/2019(2)	2,356,859
		Goldman Sachs Group, Inc.
	3,500,000	3 mo. USD LIBOR + 1.170%, 3.51%, 11/15/2021(2)	3,542,952
	2,000,000	3 mo. USD LIBOR + 1.160%, 3.52%, 04/23/2020(2)	2,025,944
	1,785,000	HSBC Holdings plc 3 mo. USD LIBOR + 0.600%, 2.93%, 05/18/2021(2)	1,787,601
		Huntington National Bank
	1,500,000	2.20%, 11/06/2018	1,497,983
	1,500,000	3 mo. USD LIBOR + 0.510%, 2.84%, 03/10/2020(2)	1,503,169
	1,000,000	ING Bank N.V. 1.65%, 08/15/2019(1)	985,003
		JP Morgan Chase & Co.
	1,500,000	3 mo. USD LIBOR + 0.680%, 2.98%, 06/01/2021(2)	1,507,125
	3,000,000	3 mo. USD LIBOR + 0.630%, 2.99%, 01/28/2019(2)	3,009,076
	1,000,000	KeyBank NA 1.60%, 08/22/2019	985,256
	1,250,000	Manufacturers & Traders Trust Co. 3 mo. USD LIBOR + 0.270%, 2.63%, 01/25/2021(2)	1,249,318
	3,000,000	Morgan Stanley 3 mo. USD LIBOR + 0.850%, 3.21%, 01/24/2019(2)	3,011,592
		PNC Bank NA
	2,000,000	1.45%, 07/29/2019	1,972,012
	870,000	1.70%, 12/07/2018	866,665
	750,000	2.50%, 01/22/2021	736,308
	1,500,000	Regions Bank 3 mo. USD LIBOR + 0.380%, 2.72%, 04/01/2021(2)	1,498,162
	3,000,000	Royal Bank of Canada 3 mo. USD LIBOR + 0.450%, 2.79%, 01/10/2019(2)	3,005,990
		Santander UK plc
	1,500,000	3 mo. USD LIBOR + 0.620%, 2.92%, 06/01/2021(2)	1,499,148
	2,500,000	3 mo. USD LIBOR + 0.850%, 3.18%, 08/24/2018(2)	2,503,349
	3,000,000	Societe Generale S.A. 3 mo. USD LIBOR + 1.080%, 3.42%, 10/01/2018(2)	3,007,097
		Sumitomo Mitsui Banking Corp.
	1,000,000	2.51%, 01/17/2020	989,449
	1,000,000	3 mo. USD LIBOR + 0.350%, 2.70%, 01/17/2020(2)	999,979
		SunTrust Bank
	1,000,000	3 mo. USD LIBOR + 0.300%, 2.59%, 01/29/2021(2)	991,145
	3,000,000	3 mo. USD LIBOR + 0.530%, 2.89%, 01/31/2020(2)	3,010,563

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.5% - (continued)
		Commercial Banks - 19.3% - (continued)
		Svenska Handelsbanken AB
$	1,250,000	3 mo. USD LIBOR + 0.360%, 2.68%, 09/08/2020(2)	$1,252,332
	1,250,000	3 mo. USD LIBOR + 0.470%, 2.80%, 05/24/2021(2)	1,250,275
	1,665,000	3 mo. USD LIBOR + 0.490%, 2.80%, 09/06/2019(2)	1,670,770
	2,250,000	Toronto-Dominion Bank 1.45%, 08/13/2019	2,217,325
	875,000	U.S. Bancorp 3 mo. USD LIBOR + 0.490%, 2.83%, 11/15/2018(2)	876,195
		U.S. Bank NA
	1,000,000	2.05%, 10/23/2020	976,362
	1,775,000	3 mo. USD LIBOR + 0.290%, 2.62%, 05/21/2021(2)	1,772,449
	1,250,000	3 mo. USD LIBOR + 0.320%, 2.68%, 01/24/2020(2)	1,252,666
		UBS AG
	715,000	2.45%, 12/01/2020(1)	698,925
	1,250,000	3 mo. USD LIBOR + 0.320%, 2.64%, 12/07/2018(1)(2)	1,251,012
	800,000	3 mo. USD LIBOR + 0.580%, 2.90%, 06/08/2020(1)(2)	802,192
		Wells Fargo Bank NA
	1,025,000	2.60%, 01/15/2021	1,008,669
	2,000,000	3 mo. USD LIBOR + 0.650%, 2.96%, 12/06/2019(2)	2,013,368

			97,033,168

		Commercial Services - 0.2%
	915,000	Equifax, Inc. 3 mo. USD LIBOR + 0.870%, 3.20%, 08/15/2021(2)	917,734

		Diversified Financial Services - 2.1%
	1,250,000	AIG Global Funding 3 mo. USD LIBOR + 0.460%, 2.80%, 06/25/2021(1)(2)	1,250,711
	1,000,000	American Express Co. 3 mo. USD LIBOR + 0.525%, 2.85%, 05/17/2021(2)	1,002,784
		American Express Credit Corp.
	1,000,000	3 mo. USD LIBOR + 0.330%, 2.68%, 05/03/2019(2)	1,001,767
	2,500,000	3 mo. USD LIBOR + 0.550%, 2.89%, 03/18/2019(2)	2,507,980
	1,395,000	Private Export Funding Corp. 2.10%, 12/19/2019(1)	1,383,480
	1,465,000	Protective Life Global Funding 1.72%, 04/15/2019(1)	1,451,862
	1,700,000	Synchrony Financial 3 mo. USD LIBOR + 1.230%, 3.58%, 02/03/2020(2)	1,715,940

			10,314,524

		Electric - 1.2%
	1,250,000	American Electric Power Co., Inc. 2.15%, 11/13/2020	1,219,464
	1,500,000	Duke Energy Florida LLC 2.10%, 12/15/2019	1,491,345

The accompanying notes are an integral part of these financial statements.

157

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.5% - (continued)
		Electric - 1.2% - (continued)
$	3,475,000	Pacific Gas & Electric Co. 3 mo. USD LIBOR + 0.230%, 2.55%, 11/28/2018(2)	$3,461,369

			6,172,178

		Electronics - 0.6%
		Honeywell International, Inc.
	1,000,000	1.80%, 10/30/2019	987,543
	2,000,000	3 mo. USD LIBOR + 0.280%, 2.64%, 10/30/2019(2)	2,006,271

			2,993,814

		Food - 0.6%
	1,500,000	JM Smucker Co. 2.20%, 12/06/2019	1,483,985
	1,500,000	Kraft Heinz Foods Co. 3 mo. USD LIBOR + 0.570%, 2.92%, 02/10/2021(2)	1,501,722

			2,985,707

		Healthcare - Services - 0.8%
	490,000	Orlando Health OBL Group 2.28%, 10/01/2018	489,412
	2,500,000	Roche Holdings, Inc. 3 mo. USD LIBOR + 0.340%, 2.67%, 09/30/2019(1)(2)	2,509,477
	1,000,000	UnitedHealth Group, Inc. 1.95%, 10/15/2020	975,614

			3,974,503

		Insurance - 2.8%
	440,000	Allstate Corp. 3 mo. USD LIBOR + 0.430%, 2.76%, 03/29/2021(2)	440,210
	1,400,000	Jackson National Life Global Funding 3 mo. USD LIBOR + 0.250%, 2.59%, 12/27/2018(1)(2)	1,400,817
		MassMutual Global Funding II
	1,500,000	1.55%, 10/11/2019(1)	1,475,199
	704,000	1.95%, 09/22/2020(1)	684,881
		Metropolitan Life Global Funding I
	2,460,000	1.75%, 12/19/2018(1)	2,451,562
	795,000	2.40%, 01/08/2021(1)	780,054
	2,000,000	New York Life Global Funding 3 mo. USD LIBOR + 0.270%, 2.60%, 04/09/2020(1)(2)	2,004,998
	1,000,000	Protective Life Global Funding 3 mo. USD LIBOR + 0.520%, 2.86%, 06/28/2021(1)(2)	999,712
	4,000,000	Prudential Financial, Inc. 3 mo. USD LIBOR + 0.780%, 3.12%, 08/15/2018(2)	4,003,613

			14,241,046

		Iron/Steel - 0.3%
	1,500,000	Glencore Funding LLC 2.50%, 01/15/2019(1)	1,491,840

		IT Services - 0.7%
	1,425,000	Apple, Inc. 3 mo. USD LIBOR + 0.070%, 2.43%, 05/11/2020(2)	1,426,001

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.5% - (continued)
		IT Services - 0.7% - (continued)
$	2,000,000	Hewlett Packard Enterprise Co. 2.10%, 10/04/2019(1)	$1,974,824

			3,400,825

		Machinery - Construction & Mining - 0.6%
		Caterpillar Financial Services Corp.
	1,000,000	2.00%, 11/29/2019	988,142
	1,750,000	3 mo. USD LIBOR + 0.280%, 2.61%, 03/22/2019(2)	1,751,671

			2,739,813

		Machinery - Diversified - 1.1%
		John Deere Capital Corp.
	1,125,000	3 mo. USD LIBOR + 0.290%, 2.62%, 06/22/2020(2)	1,127,371
	2,000,000	3 mo. USD LIBOR + 0.300%, 2.63%, 03/13/2020(2)	2,004,641
	2,500,000	Roper Technologies, Inc. 2.05%, 10/01/2018	2,496,870

			5,628,882

		Media - 0.5%
	1,125,000	NBCUniversal Enterprise, Inc. 3 mo. USD LIBOR + 0.400%, 2.74%, 04/01/2021(1)(2)	1,126,557
	1,315,000	Walt Disney Co. 0.88%, 07/12/2019	1,290,045

			2,416,602

		Miscellaneous Manufacturing - 0.6%
		Siemens Financieringsmaatschappij N.V.
	1,700,000	3 mo. USD LIBOR + 0.320%, 2.65%, 09/13/2019(1)(2)	1,704,873
	1,500,000	3 mo. USD LIBOR + 0.340%, 2.68%, 03/16/2020(1)(2)	1,505,424

			3,210,297

		Oil & Gas - 2.2%
		BP Capital Markets plc
	980,000	1.77%, 09/19/2019	967,798
	4,000,000	3 mo. USD LIBOR + 0.630%, 2.97%, 09/26/2018(2)	4,006,203
	1,500,000	Chevron Corp. 3 mo. USD LIBOR + 0.210%, 2.53%, 03/03/2020(2)	1,503,500
	3,000,000	Equinor ASA 3 mo. USD LIBOR + 0.460%, 2.82%, 11/08/2018(2)	3,005,083
	1,660,000	Phillips 66 3 mo. USD LIBOR + 0.750%, 3.10%, 04/15/2020(1)(2)	1,660,701

			11,143,285

		Oil & Gas Services - 0.2%
	1,250,000	Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(1)	1,219,379

		Pharmaceuticals - 0.7%
	1,500,000	Bayer U.S. Finance LLC 3 mo. USD LIBOR + 0.630%, 2.97%, 06/25/2021(1)(2)	1,502,107
	1,425,000	Cardinal Health, Inc. 1.95%, 06/14/2019	1,413,154

The accompanying notes are an integral part of these financial statements.

158

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.5% - (continued)
		Pharmaceuticals - 0.7% - (continued)
$	700,000	CVS Health Corp. 3 mo. USD LIBOR + 0.720%, 3.05%, 03/09/2021(2)	$703,529

			3,618,790

		REITS - 0.4%
	2,000,000	Boston Properties L.P. 5.88%, 10/15/2019	2,059,883

		Retail - 1.2%
	2,000,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	1,975,536
	1,500,000	CVS Health Corp. 1.90%, 07/20/2018	1,499,685
	1,100,000	Dollar Tree, Inc. 3 mo. USD LIBOR + 0.700%, 3.06%, 04/17/2020(2)	1,102,249
	1,500,000	Home Depot, Inc. 3 mo. USD LIBOR + 0.150%, 2.47%, 06/05/2020(2)	1,503,997

			6,081,467

		Semiconductors - 0.4%
	2,000,000	QUALCOMM, Inc. 3 mo. USD LIBOR + 0.450%, 2.78%, 05/20/2020(2)	2,019,292

		Telecommunications - 0.3%
	1,510,000	Juniper Networks, Inc. 3.13%, 02/26/2019	1,512,866

		Total Corporate Bonds (cost $224,010,220)	$223,791,188

MUNICIPAL BONDS - 0.3%
		General - 0.0%
$	170,000	Fresno County, CA 4.66%, 08/15/2018	$170,376

		Transportation - 0.3%
	1,490,000	New York & New Jersey PA 2.29%, 09/15/2019	1,482,431

		Total Municipal Bonds (cost $1,660,353)	$1,652,807

U.S. GOVERNMENT AGENCIES - 4.8%
		U.S. Government Agencies - 4.8%
		FHLB - 4.4%
		FHLB
$	7,250,000	1.25%, 01/16/2019	$7,212,256
	15,000,000	1.38%, 05/28/2019	14,867,280

			22,079,536

		FHLMC - 0.4%
	2,000,000	FHLMC 1 mo. USD LIBOR + 0.200%, 2.20%, 10/25/2019(2)	2,000,002

			2,000,002

			24,079,538

		Total U.S. Government Agencies (cost $24,223,703)	$24,079,538

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 21.7%
		U.S. Treasury Securities - 21.7%
		U.S. Treasury Notes - 21.7%
		U.S. Treasury Notes
$	12,500,000	0.75%, 07/31/2018	$12,489,344
	27,500,000	0.88%, 10/15/2018	27,411,459
	7,500,000	0.88%, 04/15/2019	7,416,504
	11,250,000	1.00%, 03/15/2019	11,152,002
	15,000,000	1.13%, 01/31/2019	14,907,422
	10,000,000	1.25%, 11/15/2018	9,969,922
	15,000,000	1.25%, 12/31/2018	14,932,031
	5,000,000	1.50%, 12/31/2018	4,983,203
	6,000,000	1.50%, 05/31/2019	5,954,765

			109,216,652

			109,216,652

		Total U.S. Government Securities (cost $109,351,686)	$109,216,652

		Total Long-Term Investments (cost $501,019,594)	$500,096,539

SHORT-TERM INVESTMENTS - 0.5%
		Commercial Paper - 0.4%
$	2,000,000	Bank of Montreal 3 mo. USD LIBOR + 0.260%, 2.62%, 11/04/2019(2)(6)	$2,000,778

		Other Investment Pools & Funds - 0.1%
	744,504	Fidelity Institutional Government Fund, Institutional Class, 1.80%(7)	744,504

		Total Short-Term Investments (cost $2,744,504)	$2,745,282

Total Investments (cost $503,764,098)	99.9%	$502,841,821
Other Assets and Liabilities	0.1%	512,845

Total Net Assets	100.0%	$503,354,666

The accompanying notes are an integral part of these financial statements.

159

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $129,688,854, which represented 25.8% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2018.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2018, the aggregate fair value of this security was $362,067, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At June 30, 2018, the aggregate value of this security was $362,067, which represented 0.1% of total net assets.

(6)	The rate shown represents current yield to maturity.

(7)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:
PA	Port Authority

The accompanying notes are an integral part of these financial statements.

160

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$141,356,354	$—	$140,994,287	$362,067
Corporate Bonds	223,791,188	—	223,791,188	—
Municipal Bonds	1,652,807	—	1,652,807	—
U.S. Government Agencies	24,079,538	—	24,079,538	—
U.S. Government Securities	109,216,652	—	109,216,652	—
Short-Term Investments	2,745,282	744,504	2,000,778	—

Total	$502,841,821	$744,504	$501,735,250	$362,067

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

161

Hartford U.S. Government Securities HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 19.1%
		Asset-Backed - Automobile - 1.6%
$	350,000	Avis Budget Rental Car Funding AESOP LLC 2.99%, 06/20/2022(1)	$346,426
	2,907,000	Capital Auto Receivables Asset Trust 3.62%, 05/20/2021	2,922,723
	2,522,947	Westlake Automobile Receivables Trust 3.40%, 01/15/2021(1)	2,525,505

			5,794,654

		Asset-Backed - Finance & Insurance - 4.2%
	2,990,000	Ares CLO Ltd. 3 mo. USD LIBOR + 1.190%, 3.54%, 04/17/2026(1)(2)	2,989,142
	1,463,761	Limerock CLO Ltd. 3 mo. USD LIBOR + 1.300%, 3.66%, 04/18/2026(1)(2)	1,463,442
	1,721,142	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	1,709,477
	1,285,000	Shackleton CLO Ltd. 3 mo. USD LIBOR + 1.950%, 4.30%, 04/15/2027(1)(2)	1,283,883
	2,968,825	Springleaf Funding Trust 3.16%, 11/15/2024(1)	2,967,685
	562,969	Structured Asset Securities Corp. 1 mo. USD LIBOR + 1.500%, 3.59%, 02/25/2033(2)	568,872
		Towd Point Mortgage Trust
	632,789	2.75%, 04/25/2057(1)(3)	622,403
	2,632,000	3.75%, 05/25/2058(1)(3)	2,632,957
	1,185,000	Tryon Park CLO, Ltd. 3 mo. USD LIBOR + 0.890%, 3.24%, 04/15/2029(1)(2)	1,179,696

			15,417,557

		Asset-Backed - Home Equity - 1.2%
		Morgan Stanley Asset Backed Securities Capital I, Inc. Trust
	7,640,000	1.00%, 07/15/2051(4)	480,982
	634,801	1 mo. USD LIBOR + 1.500%, 3.59%, 11/25/2032(2)	631,392
	3,606,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	3,572,307

			4,684,681

		Commercial Mortgage - Backed Securities - 7.1%
	3,400,000	CSMC Trust 2.76%, 04/05/2033(1)	3,348,935
		FREMF Mortgage Trust
	5,845,000	1 mo. USD LIBOR + 0.320%, 2.40%, 02/25/2020(2)	5,858,463
	435,000	3.48%, 05/25/2045(1)(3)	435,984
	955,000	3.76%, 11/25/2050(1)(3)	932,158
	1,225,000	3.82%, 04/25/2048(1)(3)	1,191,303
	1,325,000	3.85%, 10/25/2049(1)(3)	1,274,678
	1,005,000	3.93%, 02/25/2050(1)(3)	979,656
	2,645,000	3.94%, 06/25/2047(1)(3)	2,663,426
	700,000	3.98%, 08/25/2027(1)(3)	681,939
	660,000	4.08%, 09/25/2049(1)(3)	650,062
	4,580,000	4.11%, 03/25/2028(1)(3)	4,460,507
	1,665,000	4.17%, 11/25/2044(1)(3)	1,665,757
	1,990,000	5.69%, 04/25/2020(1)(3)	2,062,820

			26,205,688

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 19.1% - (continued)
		Whole Loan Collateral CMO - 5.0%
$	264,738	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(3)	$263,263
	3,377,702	CIM Trust 3.00%, 04/25/2057(1)(3)	3,340,768
	551,587	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(3)	549,253
	771,167	LSTAR Securities Investment Ltd. 1 mo. USD LIBOR + 1.750%, 0.04%, 10/01/2022(1)(2)	768,168
	516,163	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(3)	506,415
		New Residential Mortgage Loan Trust
	1,173,657	3.25%, 09/25/2056(1)(3)	1,158,862
	1,470,795	3.75%, 03/25/2056(1)(3)	1,473,006
	1,003,167	Sequoia Mortgage Trust 1 mo. USD LIBOR + 0.460%, 2.54%, 02/20/2035(2)	995,276
	1,572,915	Thornburg Mortgage Securities Trust 3.38%, 04/25/2045(3)	1,582,263
		Towd Point Mortgage Trust
	56,829	2.75%, 04/25/2055(1)(3)	55,907
	66,041	2.75%, 05/25/2055(1)(3)	65,095
	1,500,237	3.00%, 03/25/2054(1)(3)	1,489,462
	2,399,000	3.75%, 04/25/2055(1)(3)	2,409,340
		WaMu Mortgage Pass-Through Certificates Trust
	1,395,290	3.28%, 10/25/2035(3)	1,408,509
	1,313,624	3.45%, 03/25/2033(3)	1,329,563
	969,649	Wells Fargo Mortgage Backed Securities Trust 3.62%, 09/25/2033(3)	992,990

			18,388,140

		Total Asset & Commercial Mortgage Backed Securities (cost $70,769,691)	$70,490,720

U.S. GOVERNMENT AGENCIES - 39.5%
		Mortgage-Backed Agencies - 39.5%
		FHLMC - 15.4%
$	7,027,262	1.57%, 01/25/2022	$6,862,576
	2,574,981	1 mo. USD LIBOR + 0.380%, 2.38%, 04/25/2020(2)	2,579,401
	880,183	2.50%, 12/15/2026(5)	44,459
	867,119	2.50%, 03/15/2028(5)	66,770
	614,387	2.50%, 05/15/2028(5)	46,159
	1,080,623	3.00%, 04/15/2028(5)	93,093
	872,165	3.00%, 05/15/2032(5)	64,139
	638,664	3.00%, 03/15/2033(5)	79,103
	4,126,785	3.00%, 11/01/2036	4,069,520
	146,278	3.00%, 09/01/2045	142,791
	3,807,897	3.00%, 05/15/2046	3,761,208
	981,334	3.00%, 08/15/2047	973,029
	14,800,000	3.00%, 07/01/2048(4)(6)	14,324,541
	5,400,000	3.19%, 07/25/2027	5,311,422
	6,205,000	3.50%, 11/15/2025	6,340,358
	1,045,510	3.50%, 06/15/2026(5)	69,584
	364,892	3.50%, 09/15/2026(5)	33,111
	630,836	3.50%, 03/15/2027(5)	55,312
	1,950,138	3.50%, 01/15/2028(5)	190,392
	355,869	4.00%, 07/15/2027(5)	35,460

The accompanying notes are an integral part of these financial statements.

162

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
		Mortgage-Backed Agencies - 39.5% - (continued)
		FHLMC - 15.4% - (continued)
$	1,041,312	4.00%, 03/15/2028(5)	$105,331
	554,051	4.00%, 06/15/2028(5)	58,002
	1,329,282	4.00%, 07/15/2030(5)	142,420
	276,840	4.00%, 06/01/2044	283,331
	600,000	4.00%, 07/01/2048(4)(6)	611,562
	4,820	4.50%, 12/01/2018	4,858
	2,084,862	4.50%, 02/15/2027(5)	224,548
	2,347,564	4.50%, 05/15/2034	2,390,595
	808,898	5.00%, 09/15/2033(5)	156,138
	3,501	5.50%, 06/01/2034	3,764
	33,311	5.50%, 10/01/2035	36,128
	51,698	5.50%, 04/01/2037	55,953
	742,276	5.50%, 12/01/2037	802,513
	250,257	5.50%, 04/01/2038	270,106
	16,067	5.50%, 05/01/2038	17,366
	1,301,745	5.50%, 08/01/2038	1,408,971
	2,614	5.50%, 12/01/2039	2,827
	29,903	6.00%, 10/01/2021	32,666
	41,913	6.00%, 10/01/2022	45,785
	61,880	6.00%, 01/01/2028	67,606
	17,848	6.00%, 04/15/2028	19,204
	36,020	6.00%, 05/15/2028(7)	38,825
	44,852	6.00%, 11/15/2028	48,199
	81,841	6.00%, 12/15/2028	88,565
	185,654	6.00%, 01/15/2029	203,019
	40,790	6.00%, 02/15/2029	43,912
	47,969	6.00%, 03/15/2029	52,683
	30,252	6.00%, 05/15/2029	32,492
	7,289	6.00%, 06/15/2029	7,885
	2,014	6.00%, 03/15/2031	2,225
	83,910	6.00%, 04/15/2031	92,210
	34,607	6.00%, 10/15/2031	37,722
	48,220	6.00%, 12/01/2031	53,194
	270,270	6.00%, 12/15/2031(7)	298,442
	381,447	6.00%, 12/15/2031	420,445
	13,628	6.00%, 05/15/2032	14,970
	850,392	6.00%, 06/15/2032	933,773
	693,174	6.00%, 09/15/2032	755,340
	63,914	6.00%, 10/15/2032	71,598
	494	6.00%, 11/01/2032	544
	47,132	6.00%, 11/15/2032	51,507
	14,866	6.00%, 04/01/2033	16,246
	15,121	6.00%, 09/01/2034	16,749
	5,619	6.50%, 04/01/2028	6,255
	265,761	6.50%, 08/15/2028	289,413
	574,031	6.50%, 05/15/2032	631,435
	94,397	6.50%, 08/01/2032	105,084
	222,469	6.50%, 09/01/2032	247,655
	23,978	7.00%, 10/01/2026	24,533
	3,587	7.00%, 03/01/2027	3,848
	1,816	7.00%, 12/01/2027	1,818
	897	7.00%, 02/01/2029	988
	558	7.00%, 05/01/2029	616
	875	7.00%, 09/01/2029	909
	491	7.00%, 02/01/2031	544
	76,075	7.00%, 04/01/2032	86,154
	58,003	7.00%, 05/01/2032	59,018
	54,841	7.00%, 06/01/2032	61,744
	75,964	7.00%, 11/01/2032	83,473
	2,671	7.50%, 05/01/2024	2,858

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
		Mortgage-Backed Agencies - 39.5% - (continued)
		FHLMC - 15.4% - (continued)
$	460	7.50%, 06/01/2024	$461
	1,054	7.50%, 06/01/2025	1,120
	4,375	8.00%, 08/01/2024	4,464
	4,557	8.00%, 09/01/2024	4,664
	83	8.00%, 10/01/2024	88

			56,779,789

		FNMA - 20.7%
	1,660,121	1.38%, 04/25/2055(3)(5)	79,293
	2,090,212	1.43%, 06/25/2055(3)(5)	98,821
	2,810,894	1.54%, 08/25/2044(3)(5)	113,020
	6,400,000	1.97%, 11/01/2023	6,065,095
	1,343,884	2.00%, 09/25/2039	1,255,457
	679,473	2.05%, 11/01/2023	647,247
	3,365,325	2.22%, 10/01/2022	3,254,877
	2,300,000	2.23%, 11/01/2023	2,206,877
	1,724,631	1 mo. USD LIBOR + 0.400%, 2.35%, 10/25/2024(2)	1,727,571
	2,412,590	1 mo. USD LIBOR + 0.490%, 2.44%, 04/25/2024(2)	2,420,983
	200,000	2.45%, 11/01/2022	195,279
	24,488	2.50%, 01/01/2043	23,045
	271,380	2.54%, 03/01/2023	265,822
	2,500,000	2.68%, 05/01/2025	2,418,585
	91,757	2.74%, 04/01/2022	90,762
	88,221	2.83%, 06/01/2022	87,185
	1,290,286	2.88%, 12/01/2027	1,232,161
	245,666	2.94%, 06/01/2022	244,574
	1,548,599	3.00%, 02/25/2027(5)	116,971
	1,662,546	3.00%, 07/25/2027(5)	140,631
	622,549	3.00%, 09/25/2027(5)	60,377
	68,110	3.00%, 12/01/2030	67,743
	1,495,368	3.00%, 06/25/2043	1,484,828
	179,471	3.02%, 04/01/2022	179,854
	515,000	3.07%, 06/01/2027	501,608
	7,418,259	3.11%, 10/01/2021	7,429,156
	576,521	3.25%, 12/01/2021	579,950
	387,533	3.26%, 01/01/2022	389,291
	218,499	3.50%, 11/01/2020	221,048
	3,765,527	3.50%, 04/25/2027(5)	364,487
	669,156	3.50%, 05/25/2027(5)	68,359
	1,099,230	3.50%, 10/25/2027(5)	106,428
	340,113	3.50%, 08/25/2030(5)	39,001
	758,304	3.50%, 02/25/2031(5)	68,475
	642,564	3.50%, 09/25/2035(5)	100,477
	11,520,769	3.50%, 04/25/2044	11,507,415
	3,743,961	3.50%, 03/25/2045	3,778,460
	531,707	3.50%, 10/25/2046(5)	123,640
	1,417,000	3.50%, 07/01/2048(4)(6)	1,410,334
	484,945	3.51%, 11/01/2021	491,657
	1,035,050	3.59%, 09/01/2030	1,042,383
	1,736,236	3.65%, 11/01/2021	1,767,787
	83,785	3.65%, 08/01/2023	85,338
	1,063,011	3.73%, 07/01/2022	1,083,154
	1,015,160	3.75%, 09/01/2023	1,038,814
	93,164	3.81%, 11/01/2023	95,669
	282,109	3.85%, 01/01/2024	289,259
	374,616	3.87%, 01/01/2024	384,446
	381,405	3.89%, 10/01/2023	391,434
	2,700,000	3.98%, 07/01/2021	2,764,628

The accompanying notes are an integral part of these financial statements.

163

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
		Mortgage-Backed Agencies - 39.5% - (continued)
		FNMA - 20.7% - (continued)
$	148,160	3.99%, 07/01/2021	$151,749
	1,078,106	4.00%, 05/25/2027(5)	98,283
	1,353,275	4.50%, 10/01/2040	1,423,734
	585,442	4.50%, 10/01/2041	615,805
	1,753,984	4.50%, 01/01/2043	1,845,391
	534,947	4.50%, 09/01/2043	562,768
	1,710,237	4.50%, 08/01/2044	1,799,227
	652	5.00%, 08/01/2018	662
	9,394	5.00%, 10/01/2018	9,554
	120,740	5.00%, 06/01/2025	125,605
	263,151	5.24%, 07/01/2019	267,548
	298,807	5.46%, 05/25/2042(3)(5)	30,864
	199,957	5.50%, 08/01/2019	201,622
	196,657	6.00%, 10/01/2023	214,926
	26,928	6.00%, 10/25/2028	29,441
	9,568	6.00%, 11/25/2028	10,347
	35,978	6.00%, 04/25/2029	38,668
	594	6.00%, 05/01/2029	651
	32,127	6.00%, 05/25/2029	34,631
	24,757	6.00%, 06/25/2029(7)	27,074
	60,620	6.00%, 07/25/2029	65,519
	300,412	6.00%, 05/25/2031(7)	324,550
	101,247	6.00%, 09/25/2031	111,444
	24,003	6.00%, 11/25/2031	26,244
	466,520	6.00%, 12/25/2031	504,640
	222,530	6.00%, 01/01/2032	244,594
	237	6.00%, 04/01/2032	259
	339	6.00%, 05/01/2032	374
	1,633	6.00%, 09/25/2032	1,789
	87,533	6.00%, 11/01/2032	95,665
	41,303	6.00%, 02/01/2033	45,504
	224,761	6.00%, 03/01/2033	247,605
	724,863	6.00%, 05/01/2033	799,119
	7,861	6.00%, 08/01/2034	8,594
	165,263	6.00%, 01/01/2035	181,815
	2,258,267	6.00%, 02/01/2037	2,484,369
	1,764,082	6.00%, 01/25/2042(5)	340,187
	1,201,084	6.00%, 09/25/2047(5)	280,735
	25	6.50%, 04/01/2024	27
	192	6.50%, 04/01/2027	211
	14,198	6.50%, 04/01/2028	15,651
	117	6.50%, 05/01/2028	129
	7,317	6.50%, 10/01/2028	8,066
	123,171	6.50%, 11/01/2028	135,772
	66,861	6.50%, 12/01/2028	73,702
	335,634	6.50%, 06/25/2029	352,885
	191,563	6.50%, 08/01/2029	211,162
	844	6.50%, 11/01/2030	930
	4,504	6.50%, 05/01/2031	5,023
	157,699	6.50%, 10/25/2031	173,671
	1,027,951	6.50%, 08/01/2032	1,144,653
	52,443	6.50%, 09/01/2032	57,808
	210	7.00%, 11/01/2031	214
	320	7.00%, 12/01/2031	325
	205,138	7.00%, 02/01/2032	227,418
	4,914	7.50%, 06/01/2023	5,196
	1,715	8.00%, 10/01/2029	1,938
	86	8.00%, 03/01/2030	87
	5,586	8.00%, 04/01/2030	6,463
	20	8.00%, 06/01/2030	20
	14,035	8.00%, 10/01/2030	16,244

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
		Mortgage-Backed Agencies - 39.5% - (continued)
		FNMA - 20.7% - (continued)
$	25,979	8.00%, 12/01/2030	$28,952
	90	9.00%, 08/01/2020	93
	13,775	9.00%, 09/01/2021	13,839

			76,331,791

		GNMA - 3.4%
	301,131	1.75%, 09/20/2043	284,787
	2,192,582	2.50%, 12/16/2039	2,134,957
	755,499	3.00%, 09/20/2028(5)	66,041
	423,491	3.00%, 02/16/2043(5)	69,792
	318,646	3.50%, 02/16/2027(5)	28,937
	774,795	3.50%, 03/20/2027(5)	77,183
	689,165	3.50%, 07/20/2040(5)	79,301
	1,019,698	3.50%, 02/20/2041(5)	124,558
	1,698,294	3.50%, 04/20/2042(5)	222,003
	2,464,989	3.50%, 10/20/2042(5)	434,856
	193,810	3.50%, 05/20/2043(5)	33,210
	1,528,844	3.50%, 07/20/2043(5)	236,956
	242,175	4.00%, 12/16/2026(5)	21,634
	3,310,640	4.00%, 05/20/2029(5)	339,875
	473,519	4.00%, 03/20/2043(5)	102,620
	231,796	4.00%, 01/20/2044(5)	52,370
	1,596,338	4.00%, 03/20/2047(5)	308,288
	2,450,993	4.00%, 07/20/2047(5)	455,928
	671,026	4.50%, 04/20/2045(5)	156,785
	750,437	5.00%, 01/20/2034	803,412
	1,964,767	5.00%, 02/16/2040(5)	463,527
	577,899	5.00%, 05/20/2040(5)	140,382
	1,732,138	5.00%, 03/16/2044(5)	351,817
	475,535	5.00%, 01/16/2047(5)	116,214
	948,786	5.50%, 09/20/2033	1,025,885
	1,484,809	5.50%, 03/20/2039(5)	334,580
	1,483,831	5.50%, 02/16/2047(5)	332,860
	894,818	5.50%, 02/20/2047(5)	194,922
	418,301	6.00%, 01/15/2033	462,245
	314,341	6.00%, 02/15/2033	348,447
	1,569,357	6.00%, 09/20/2040(5)	373,300
	1,285,554	6.00%, 02/20/2046(5)	296,301
	34,136	6.50%, 12/15/2028	38,006
	28,041	6.50%, 05/15/2029	31,268
	410,469	6.50%, 05/16/2031	452,096
	28,359	6.50%, 09/15/2031	31,273
	194,235	6.50%, 10/15/2031	214,198
	222,907	6.50%, 11/15/2031	245,817
	236,444	6.50%, 01/15/2032	260,745
	10,747	7.00%, 06/20/2030	11,598
	12,620	7.00%, 05/15/2032	14,291
	44,606	7.00%, 07/15/2032	48,606
	94,390	7.00%, 09/15/2032	98,759
	603,522	7.00%, 10/15/2032	677,223
	971	7.50%, 04/15/2022	973
	2,983	7.50%, 01/15/2023	2,989
	600	7.50%, 05/15/2023	624
	2,946	7.50%, 06/15/2023	3,053
	1,153	7.50%, 07/15/2023	1,156
	12,980	7.50%, 08/15/2023	13,068
	5,601	7.50%, 09/15/2023	5,613
	8,591	7.50%, 10/15/2023	8,805
	11,848	7.50%, 11/15/2023	12,254
	1,770	7.50%, 12/15/2023	1,774
	7,558	7.50%, 02/15/2024	7,723

The accompanying notes are an integral part of these financial statements.

164

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
		Mortgage-Backed Agencies - 39.5% - (continued)
		GNMA - 3.4% - (continued)
$	147	7.50%, 05/15/2024	$155
	37,533	7.50%, 07/15/2027	40,034
	34,384	7.50%, 04/20/2030	39,346
	18	8.50%, 09/15/2019	18
	8,139	8.50%, 09/15/2024	8,763
	976	8.50%, 06/15/2029	1,005
	54	8.50%, 09/15/2029	54
	3,595	8.50%, 10/15/2029	3,684
	2,332	8.50%, 01/15/2030	2,576
	8,033	8.50%, 02/15/2030	8,089
	868	8.50%, 03/15/2030	910

			12,760,519

			145,872,099

		Total U.S. Government Agencies (cost $148,008,835)	$145,872,099

U.S. GOVERNMENT SECURITIES - 40.6%
		Other Direct Federal Obligations - 19.5%
		FHLB - 1.3%
$	4,825,000	1.88%, 08/01/2019	$4,793,763

			4,793,763

		FHLMC - 18.2%
	68,450,000	1.38%, 05/01/2020	67,041,231

			67,041,231

			71,834,994

		U.S. Treasury Securities - 21.1%
		U.S. Treasury Notes - 21.1%
	25,891,499	0.63%, 01/15/2026(8)	25,750,643
	10,299,000	1.88%, 07/31/2022	9,970,317
	4,303,000	2.25%, 11/15/2024	4,163,489
	34,550,000	2.75%, 11/15/2023	34,536,504
	3,525,000	2.88%, 05/31/2025	3,538,494

			77,959,447

			77,959,447

		Total U.S. Government Securities (cost $152,024,170)	$149,794,441

		Total Long-Term Investments (cost $370,802,696)	$366,157,260

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.7%
	Other Investment Pools & Funds - 4.7%
17,245,611	Fidelity Institutional Government Fund, Institutional Class, 1.80%(9)	$17,245,611

	Total Short-Term Investments (cost $17,245,611)	$17,245,611

Total Investments (cost $388,048,307)	103.9%	$383,402,871
Other Assets and Liabilities	(3.9)%	(14,368,454)

Total Net Assets	100.0%	$369,034,417

The accompanying notes are an integral part of these financial statements.

165

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $53,719,687, which represented 14.6% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2018.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $16,726,544 at June 30, 2018.

(5)	Securities disclosed are interest-only strips.

(6)	Represents or includes a TBA transaction.

(7)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(9)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	434	09/28/2018	$49,309,860	$127,141
U.S. Treasury 10-Year Ultra Bond Future	192	09/19/2018	24,621,000	306,695
U.S. Treasury Long Bond Future	5	09/19/2018	725,000	5,303
U.S. Treasury Ultra Bond Future	30	09/19/2018	4,786,875	121,820

Total				$560,959

Short position contracts:
U.S. Treasury 2-Year Note Future	63	09/28/2018	$13,345,172	$(7,989)
U.S. Treasury 10-Year Note Future	113	09/19/2018	13,581,188	(29,243)

Total				$(37,232)

Total futures contracts				$523,727

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	2.50% Fixed	USD	12,500,000	03/01/28	Annual	$40,115	$—	$8,452	$(31,663)
2.95% Fixed	3 Mo. USD LIBOR	USD	6,201,000	06/18/23	Semi-Annual	—	—	(27,434)	(27,434)
3 Mo. USD LIBOR	3.00% Fixed	USD	10,975,000	04/30/25	Semi-Annual	—	(88)	(51,725)	(51,637)
3 Mo. USD LIBOR	2.25% Fixed	USD	7,750,000	03/21/28	Quarterly	86,866	—	490,207	403,341

Total						$126,981	$(88)	$419,500	$292,607

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

166

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

167

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$70,490,720	$—	$70,490,720	$—
U.S. Government Agencies	145,872,099	—	145,872,099	—
U.S. Government Securities	149,794,441	—	149,794,441	—
Short-Term Investments	17,245,611	17,245,611	—	—
Futures Contracts(2)	560,959	560,959	—	—
Swaps - Interest Rate(2)	403,341	—	403,341	—

Total	$384,367,171	$17,806,570	$366,560,601	$—

Liabilities
Futures Contracts(2)	$(37,232)	$(37,232)	$—	$—
Swaps - Interest Rate(2)	(110,734)	—	(110,734)	—

Total	$(147,966)	$(37,232)	$(110,734)	$—

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

168

Hartford Value HLS Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Banks - 16.0%
440,480	Bank of America Corp.	$12,417,131
186,965	Citigroup, Inc.	12,511,698
213,702	JP Morgan Chase & Co.	22,267,748
39,870	M&T Bank Corp.	6,783,881
84,400	PNC Financial Services Group, Inc.	11,402,440
216,675	Wells Fargo & Co.	12,012,462

		77,395,360

	Capital Goods - 6.7%
41,210	Caterpillar, Inc.	5,590,961
99,735	Eaton Corp. plc	7,454,194
96,060	Fortune Brands Home & Security, Inc.	5,157,461
80,535	Ingersoll-Rand plc	7,226,406
58,000	United Technologies Corp.	7,251,740

		32,680,762

	Consumer Durables & Apparel - 1.5%
119,120	Newell Brands, Inc.	3,072,105
146,195	PulteGroup, Inc.	4,203,106

		7,275,211

	Consumer Services - 1.9%
73,273	Hilton Worldwide Holdings, Inc.	5,800,291
75,150	Norwegian Cruise Line Holdings Ltd.*	3,550,837

		9,351,128

	Diversified Financials - 4.2%
10,625	BlackRock, Inc.	5,302,300
24,270	Goldman Sachs Group, Inc.	5,353,234
193,950	Invesco Ltd.	5,151,312
49,170	Nasdaq, Inc.	4,487,746

		20,294,592

	Energy - 12.4%
190,790	Canadian Natural Resources Ltd.	6,881,796
118,535	Chevron Corp.	14,986,380
75,740	EOG Resources, Inc.	9,424,328
76,055	Exxon Mobil Corp.	6,292,030
134,755	Halliburton Co.	6,072,060
324,529	Marathon Oil Corp.	6,769,675
54,030	Occidental Petroleum Corp.	4,521,231
26,180	Pioneer Natural Resources Co.	4,954,303

		59,901,803

	Food & Staples Retailing - 1.2%
150,690	US Foods Holding Corp.*	5,699,096

	Food, Beverage & Tobacco - 3.8%
71,486	British American Tobacco plc	3,600,991
41,083	Kraft Heinz Co.	2,580,834
127,940	Mondelez International, Inc. Class A	5,245,540
84,590	Philip Morris International, Inc.	6,829,796

		18,257,161

	Health Care Equipment & Services - 5.3%
127,032	Koninklijke Philips N.V.	5,382,084
90,716	Medtronic plc	7,766,197
30,835	UnitedHealth Group, Inc.	7,565,059
45,320	Zimmer Biomet Holdings, Inc.	5,050,461

		25,763,801

	Household & Personal Products - 0.9%
75,150	Unilever N.V.	4,187,358

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Insurance - 5.4%
89,045	American International Group, Inc.	$4,721,166
52,100	Chubb Ltd.	6,617,742
71,220	Marsh & McLennan Cos., Inc.	5,837,903
101,400	MetLife, Inc.	4,421,040
41,575	Principal Financial Group, Inc.	2,201,396
66,215	Unum Group	2,449,293

		26,248,540

	Materials - 3.5%
112,470	DowDuPont, Inc.	7,414,022
39,860	FMC Corp.	3,555,911
116,735	International Paper Co.	6,079,559

		17,049,492

	Media - 3.3%
68,000	CBS Corp. Class B	3,822,960
276,170	Comcast Corp. Class A	9,061,138
100,440	Viacom, Inc. Class B	3,029,270

		15,913,368

	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
32,860	Allergan plc	5,478,419
146,480	AstraZeneca plc ADR	5,142,913
107,830	Bristol-Myers Squibb Co.	5,967,312
69,070	Eli Lilly & Co.	5,893,743
156,410	Merck & Co., Inc.	9,494,087
27,618	Roche Holding AG	6,127,274

		38,103,748

	Real Estate - 1.8%
168,850	Brixmor Property Group, Inc. REIT	2,943,055
181,190	Park Hotels & Resorts, Inc. REIT	5,549,850

		8,492,905

	Retailing - 3.8%
28,130	Home Depot, Inc.	5,488,163
78,340	L Brands, Inc.	2,889,179
239,020	Qurate Retail, Inc.*	5,072,005
50,040	TJX Cos., Inc.	4,762,807

		18,212,154

	Semiconductors & Semiconductor Equipment - 5.4%
45,590	Analog Devices, Inc.	4,372,993
216,960	Intel Corp.	10,785,081
86,585	Maxim Integrated Products, Inc.	5,079,076
109,080	QUALCOMM, Inc.	6,121,570

		26,358,720

	Software & Services - 1.9%
54,640	Cognizant Technology Solutions Corp. Class A	4,316,013
49,085	Microsoft Corp.	4,840,272

		9,156,285

	Technology Hardware & Equipment - 5.1%
289,520	Cisco Systems, Inc.	12,458,046
94,370	NetApp, Inc.	7,410,876
807,760	Nokia Oyj ADR(1)	4,644,620

		24,513,542

	Telecommunication Services - 1.6%
153,520	Verizon Communications, Inc.	7,723,591

	Transportation - 1.5%
52,860	Union Pacific Corp.	7,489,205

The accompanying notes are an integral part of these financial statements.

169

Hartford Value HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Utilities - 3.4%
37,940	Dominion Energy, Inc.	$2,586,749
72,030	Edison International	4,557,338
98,455	Eversource Energy	5,770,448
21,635	NextEra Energy, Inc.	3,613,694

		16,528,229

	Total Common Stocks (cost $358,703,823)	$476,596,051

	Total Long-Term Investments (cost $358,703,823)	$476,596,051

SHORT-TERM INVESTMENTS - 1.9%
	Other Investment Pools & Funds - 1.4%
7,018,285	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.84%(2)	$7,018,285

	Securities Lending Collateral - 0.5%
116,401	Citibank NA DDCA, 1.91%, 7/2/2018(2)	116,401
786,279	Goldman Sachs Financial Square Funds, Government Institutional Fund, 1.81%(2)	786,279
730,614	Invesco Government & Agency Portfolio, 1.81%(2)	730,614
215,551	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.84%(2)	215,550
479,171	Western Asset Institutional Government Class A Fund, 1.79%(2)	479,171

		2,328,015

	Total Short-Term Investments (cost $9,346,300)	$9,346,300

Total Investments (cost $368,050,123)	100.4%	$485,942,351
Other Assets and Liabilities	(0.4)%	(1,968,416)

Total Net Assets	100.0%	$483,973,935

The accompanying notes are an integral part of these financial statements.

170

Hartford Value HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

171

Hartford Value HLS Fund

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$77,395,360	$77,395,360	$—	$—
Capital Goods	32,680,762	32,680,762	—	—
Consumer Durables & Apparel	7,275,211	7,275,211	—	—
Consumer Services	9,351,128	9,351,128	—	—
Diversified Financials	20,294,592	20,294,592	—	—
Energy	59,901,803	59,901,803	—	—
Food & Staples Retailing	5,699,096	5,699,096	—	—
Food, Beverage & Tobacco	18,257,161	14,656,170	3,600,991	—
Health Care Equipment & Services	25,763,801	20,381,717	5,382,084	—
Household & Personal Products	4,187,358	4,187,358	—	—
Insurance	26,248,540	26,248,540	—	—
Materials	17,049,492	17,049,492	—	—
Media	15,913,368	15,913,368	—	—
Pharmaceuticals, Biotechnology & Life Sciences	38,103,748	31,976,474	6,127,274	—
Real Estate	8,492,905	8,492,905	—	—
Retailing	18,212,154	18,212,154	—	—
Semiconductors & Semiconductor Equipment	26,358,720	26,358,720	—	—
Software & Services	9,156,285	9,156,285	—	—
Technology Hardware & Equipment	24,513,542	24,513,542	—	—
Telecommunication Services	7,723,591	7,723,591	—	—
Transportation	7,489,205	7,489,205	—	—
Utilities	16,528,229	16,528,229	—	—
Short-Term Investments	9,346,300	9,346,300	—	—

Total	$485,942,351	$470,832,002	$15,110,349	$—

(1)	For the six-month period ended June 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

172

[This page is intentionally left blank]

173

Hartford HLS Funds

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund
Assets:
Investments in securities, at market value(1)	$2,208,470,333	$4,795,858,164	$661,859,196
Foreign currency	—	494,251	—
Unrealized appreciation on foreign currency contracts	—	92,380	—
Receivables:
Investment securities sold	—	32,259,877	985,646
Fund shares sold	35,107	275,962	2,631
Dividends and interest	7,311,270	5,394,675	459,786
Securities lending income	45,404	43,380	—
Tax reclaims	815,183	1,216,497	—
Variation margin on futures contracts	—	2,606,382	—
Other assets	4,301	616	10,471

Total assets	2,216,681,598	4,838,242,184	663,317,730

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—
Bank overdraft	1,165	—	—
Obligation to return securities lending collateral	2,943,973	18,971,506	—
Cash collateral due to broker on futures contracts	—	—	39
Payables:
Investment securities purchased	241,662	37,961,143	—
Fund shares redeemed	1,036,892	2,603,351	216,263
Investment management fees	1,093,477	2,568,175	405,418
Transfer agent fees	1,265	1,896	1,238
Accounting services fees	33,233	67,642	7,769
Board of Directors’ fees	14,611	32,208	4,232
Variation margin on futures contracts	8,004	—	—
Distribution fees	8,901	18,849	2,748
Accrued expenses	235,134	551,396	147,175

Total liabilities	5,618,317	62,776,166	784,882

Net assets	$2,211,063,281	$4,775,466,018	$662,532,848

Summary of Net Assets:
Capital stock and paid-in-capital	$1,603,590,486	$3,593,149,036	$391,757,953
Undistributed (distributions in excess of) net investment income	23,543,663	28,088,762	2,666,626
Accumulated net realized gain (loss)	189,183,113	757,883,264	100,832,830
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	394,746,019	396,344,956	167,275,439

Net assets	$2,211,063,281	$4,775,466,018	$662,532,848

Shares authorized	9,700,000,000	5,450,000,000	3,500,000,000

Par value	$0.0010	$0.0010	$0.0010

Class IA: Net asset value per share	$31.09	$49.73	$16.00

Shares outstanding	62,742,969	84,969,193	36,387,739

Net Assets	$1,950,595,189	$4,225,369,186	$582,370,215

Class IB: Net asset value per share	$31.51	$48.97	$15.82

Shares outstanding	8,266,978	10,611,491	5,067,666

Net Assets	$260,468,092	$519,647,347	$80,162,633

Class IC: Net asset value per share	$—	$49.20	$—

Shares outstanding	—	618,874	—

Net Assets	$—	$30,449,485	$—

Cost of investments	$1,813,850,293	$4,398,917,151	$494,583,757
Cost of foreign currency	$—	$491,990	$—
(1) Includes Investment in securities on loan, at value	$2,891,187	$18,582,748	$—

The accompanying notes are an integral part of these financial statements.

174

Hartford HLS Funds

Statements of Assets and Liabilities – (continued)

June 30, 2018 (Unaudited)

Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford Healthcare HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund

$3,338,440,147	$540,614,948	$1,678,684,631	$342,135,931	$274,325,339	$1,445,561,203	$2,311,073,218
—	163,056	—	12,225	—	4,152,243	—
—	—	—	—	183	—	—

18,945,430	291,033	28,019	—	2,949,408	5,721,954	1,688,452
48,729	41,664	205,069	192,216	6,372	789,483	3,059,124
3,790,494	408,727	579,355	112,590	4,213,205	2,852,062	1,078,965
2,108	833	45,126	16,417	—	27,186	9,083
624,887	593,216	164,571	24,937	—	3,423,332	—
—	—	—	—	—	—	—
4,973	10,917	14,797	9,999	11,827	9,902	10,930

3,361,856,768	542,124,394	1,679,721,568	342,504,315	281,506,334	1,462,537,365	2,316,919,772

—	—	—	—	21,009	—	—
—	—	—	—	—	—	—
—	1,373,757	44,965,898	12,622,214	—	323,163	14,777,089
—	—	—	—	—	—	—

6,824,228	1,053,783	702,095	1,471,297	4,195,705	3,108,761	1,602,978
1,279,060	145,189	461,891	35,085	101,372	2,902,682	295,327
1,823,306	336,457	830,406	230,507	161,047	853,840	1,298,439
1,346	1,239	1,831	1,266	1,182	1,641	1,810
39,316	6,339	24,666	3,854	3,221	17,515	27,474
21,777	2,969	8,848	2,171	1,957	8,888	12,107
—	—	—	—	—	—	—
13,908	2,975	6,833	1,459	2,258	5,041	1,999
324,770	128,249	268,287	38,383	95,724	265,255	93,641

10,327,711	3,050,957	47,270,755	14,406,236	4,583,475	7,486,786	18,110,864

$3,351,529,057	$539,073,437	$1,632,450,813	$328,098,079	$276,922,859	$1,455,050,579	$2,298,808,908

$1,854,804,310	$312,930,814	$946,373,192	$235,247,543	$274,589,513	$1,273,521,583	$1,341,214,798
35,731,762	3,985,503	(2,447,104)	(134,175)	24,118,870	43,790,722	(709,631)
558,113,065	76,605,051	402,803,311	27,569,842	(13,695,077)	79,265,460	335,742,782
902,879,920	145,552,069	285,721,414	65,414,869	(8,090,447)	58,472,814	622,560,959

$3,351,529,057	$539,073,437	$1,632,450,813	$328,098,079	$276,922,859	$1,455,050,579	$2,298,808,908

4,200,000,000	3,600,000,000	900,000,000	800,000,000	2,800,000,000	2,825,000,000	2,600,000,000

$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

$23.81	$30.09	$44.09	$23.73	$8.16	$16.85	$43.11

123,739,601	15,014,684	32,498,837	12,037,201	25,884,067	77,574,521	51,969,039

$2,945,795,863	$451,787,262	$1,432,965,869	$285,645,457	$211,095,207	$1,306,992,178	$2,240,565,052

$23.67	$29.77	$42.31	$22.53	$8.01	$17.04	$42.07

17,139,290	2,931,974	3,800,121	1,884,385	8,220,264	8,690,560	1,384,307

$405,733,194	$87,286,175	$160,792,633	$42,452,622	$65,827,652	$148,058,401	$58,243,856

$—	$—	$43.17	$—	$—	$—	$—

—	—	896,210	—	—	—	—

$—	$—	$38,692,311	$—	$—	$—	$—

$2,435,560,692	$395,044,308	$1,392,952,491	$276,720,312	$282,389,632	$1,387,022,723	$1,688,512,259
$—	$163,762	$—	$12,248	$—	$4,150,551	$—
$—	$1,347,988	$43,764,332	$12,302,156	$—	$307,775	$14,390,331

The accompanying notes are an integral part of these financial statements.

175

Hartford HLS Funds

Statements of Assets and Liabilities – (continued)

June 30, 2018 (Unaudited)

	Hartford MidCap Value HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund
Assets:
Investments in securities, at market value(1)	$355,539,238	$1,439,943,167	$652,614,687
Cash	—	—	—
Cash collateral due from broker on swap contracts	—	—	—
Foreign currency	320,557	—	5
Unrealized appreciation on OTC swap contracts	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	—
Receivables:
Investment securities sold	740,090	36,794,283	7,147,918
Fund shares sold	9,983	688,068	303,275
Dividends and interest	443,714	557,496	143,962
Securities lending income	1,680	21,867	8,602
Tax reclaims	10,645	—	—
Variation margin on centrally cleared swap contracts	—	—	—
OTC swap contracts premiums paid	—	—	—
Other assets	11,940	11,980	11,972

Total assets	357,077,847	1,478,016,861	660,230,421

Liabilities:
Bank overdraft	—	941,658	—
Unrealized depreciation on foreign currency contracts	—	—	—
Obligation to return securities lending collateral	3,938,076	51,156,426	11,282,564
Unrealized depreciation on OTC Swap contracts	—	—	—
TBA sale commitments, at market value	—	—	—
Unfunded loan commitments	—	—	—
Payables:
Investment securities purchased	780,463	10,994,889	4,891,515
Fund shares redeemed	93,599	25,124,809	108,387
Investment management fees	234,945	717,996	400,015
Transfer agent fees	1,155	1,784	1,330
Accounting services fees	4,112	21,293	9,845
Board of Directors’ fees	2,283	7,835	4,246
Variation margin on centrally cleared swap contracts	—	—	—
Variation margin on futures contracts	—	—	—
Distribution fees	2,803	13,649	2,034
Accrued expenses	82,437	119,171	106,839
OTC swap contracts premiums received	—	—	—

Total liabilities	5,139,873	89,099,510	16,806,775

Net assets	$351,937,974	$1,388,917,351	$643,423,646

Summary of Net Assets:
Capital stock and paid-in-capital	$239,872,492	$904,693,153	$414,118,559
Undistributed (distributions in excess of) net investment income	2,222,149	240,506	(1,177,871)
Accumulated net realized gain (loss)	52,222,843	220,206,193	113,017,798
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	57,620,490	263,777,499	117,465,160

Net assets	$351,937,974	$1,388,917,351	$643,423,646

Shares authorized	1,200,000,000	700,000,000	1,500,000,000

Par value	$0.0010	$0.0010	$0.0010

Class IA: Net asset value per share	$12.70	$34.93	$23.04

Shares outstanding	21,276,550	29,095,781	25,356,422

Net Assets	$270,227,047	$1,016,227,062	$584,242,864

Class IB: Net asset value per share	$12.59	$33.97	$21.38

Shares outstanding	6,492,595	10,972,089	2,768,119

Net Assets	$81,710,927	$372,690,289	$59,180,782

Cost of investments	$297,912,097	$1,176,165,668	$535,149,527
Cost of foreign currency	$325,847	$—	$5
Proceeds of TBA sale commitments	$—	$—	$—
(1) Includes Investment in securities on loan, at value	$3,862,865	$49,968,235	$11,026,358

The accompanying notes are an integral part of these financial statements.

176

Hartford HLS Funds

Statements of Assets and Liabilities – (continued)

June 30, 2018 (Unaudited)

Hartford Small/Mid Cap Equity HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund

$95,921,526	$1,446,276,560	$3,031,025,967	$502,841,821	$383,402,871	$485,942,351
—	—	139,853	—	—	—
—	—	382,000	—	—	—
—	167,699	127,809	—	—	—
—	—	1,625,976	—	—	—
—	—	148,902	—	—	—

—	—	377,166,947	—	5,075,391	2,396,603
1,539	9,695	523,467	537,387	5,603	70,062
141,704	1,765,718	12,911,535	1,513,958	1,285,697	645,668
1,294	—	6,021	—	—	7,732
—	918,829	12,084	908	—	253,186
—	—	—	—	1,427,927	—
—	—	1,758,448	—	—	—
15,808	6,745	6,577	10,970	16,488	13,505

96,081,871	1,449,145,246	3,425,835,586	504,905,044	391,213,977	489,329,107

—	—	—	66	—	—
—	—	258,124	—	—	—
1,130,610	—	10,509,326	—	—	2,328,015
—	—	2,858,292	—	—	—
—	—	301,667,083	—	—	—
—	—	26,420	—	—	—

—	—	867,870,788	1,189,990	21,798,026	2,485,999
10,631	741,711	762,626	76,757	120,170	163,572
63,655	579,205	863,858	164,871	136,946	268,728
1,126	1,211	1,296	1,238	1,181	1,275
1,114	16,901	33,116	5,770	4,261	5,643
607	9,335	15,221	3,478	2,662	3,243
—	—	109,671	—	—	—
—	—	68,078	—	9,945	—
487	4,535	7,887	2,148	2,217	2,367
35,201	202,895	317,096	106,060	104,152	96,330
—	—	9,940,274	—	—	—

1,243,431	1,555,793	1,195,309,156	1,550,378	22,179,560	5,355,172

$94,838,440	$1,447,589,453	$2,230,526,430	$503,354,666	$369,034,417	$483,973,935

$63,537,034	$1,059,567,346	$2,153,299,915	$495,601,390	$450,281,628	$302,997,865
1,351,360	12,129,651	125,535,139	9,369,878	12,335,704	4,495,842
17,287,234	61,760,816	(14,339,267)	(694,325)	(89,753,813)	58,593,261
12,662,812	314,131,640	(33,969,357)	(922,277)	(3,829,102)	117,886,967

$94,838,440	$1,447,589,453	$2,230,526,430	$503,354,666	$369,034,417	$483,973,935

900,000,000	4,200,000,000	5,000,000,000	14,000,000,000	700,000,000	800,000,000

$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

$9.17	$81.11	$11.15	$10.12	$10.16	$15.86

8,805,423	16,212,468	179,370,065	43,550,434	29,947,402	26,147,836

$80,745,881	$1,314,951,679	$2,000,366,474	$440,723,304	$304,330,658	$414,685,505

$9.10	$80.98	$11.08	$10.10	$10.13	$15.82

1,548,237	1,637,911	20,776,063	6,202,999	6,384,936	4,379,898

$14,092,559	$132,637,774	$230,159,956	$62,631,362	$64,703,759	$69,288,430

$83,258,714	$1,132,114,351	$3,068,436,515	$503,764,098	$388,048,307	$368,050,123
$—	$166,201	$153,152	$—	$—	$—
$—	$—	$300,475,937	$—	$—	$—
$1,102,803	$—	$10,317,843	$—	$—	$2,221,761

The accompanying notes are an integral part of these financial statements.

177

Hartford HLS Funds

Statements of Operations

For the Six-Month Period Ended June 30, 2018 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund
Investment Income:
Dividends	$17,817,759	$42,354,294	$4,896,657
Interest	12,661,890	307,457	25,519
Securities lending	49,282	242,509	—
Less: Foreign tax withheld	(430,379)	(838,417)	—

Total investment income, net	30,098,552	42,065,843	4,922,176

Expenses:
Investment management fees	7,099,492	15,718,828	2,475,535
Administrative services fees
Class IC	—	37,741	—
Transfer agent fees
Class IA	2,376	3,515	2,286
Class IB	316	437	315
Class IC	—	25	—
Distribution fees
Class IB	335,369	674,146	102,793
Class IC	—	37,741	—
Custodian fees	9,490	93,912	1,721
Registration and filing fees	16,847	22,640	16,311
Accounting services fees	205,586	413,195	47,488
Board of Directors’ fees	33,230	71,429	9,777
Audit fees	20,393	19,366	14,317
Other expenses	150,288	300,966	75,496

Total expenses (before waivers and fees paid indirectly)	7,873,387	17,393,941	2,746,039

Management fee waivers	(342,643)	—	—
Commission recapture	(708)	(20,257)	(271)

Total waivers and fees paid indirectly	(343,351)	(20,257)	(271)

Total expenses, net	7,530,036	17,373,684	2,745,768

Net Investment Income (Loss)	22,568,516	24,692,159	2,176,408

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	108,058,873	391,382,861	41,749,206
Net realized gain (loss) on futures contracts	1,479,444	—	—
Net realized gain (loss) on foreign currency contracts	—	(18,367)	—
Net realized gain (loss) on other foreign currency transactions	(9,632)	(280,333)	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	109,528,685	391,084,161	41,749,206

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(126,984,058)	(253,788,989)	(18,705,188)
Net unrealized appreciation (depreciation) of futures contracts	(41,147)	(625,396)	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	322,583	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(11,716)	(36,918)	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(127,036,921)	(254,128,720)	(18,705,188)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(17,508,236)	136,955,441	23,044,018

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,060,280	$161,647,600	$25,220,426

The accompanying notes are an integral part of these financial statements.

178

Hartford HLS Funds

Statements of Operations – (continued)

For the Six-Month Period Ended June 30, 2018 (Unaudited)

Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford Healthcare HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund

$43,999,269	$3,975,483	$3,890,446	$1,473,573	$19,782	$24,871,136	$7,430,673
387,706	41,560	66,745	47,696	8,799,953	234,567	22,784
15,630	16,526	168,802	27,625	—	85,263	43,366
(509,545)	(250,133)	(9,253)	(22,259)	—	(2,491,647)	(67,126)

43,893,060	3,783,436	4,116,740	1,526,635	8,819,735	22,699,319	7,429,697

11,253,245	2,008,909	4,746,911	1,387,988	1,004,666	5,339,968	7,546,617

—	—	45,301	—	—	—	—

2,496	2,197	3,392	2,322	1,898	3,192	3,932
344	424	381	352	590	359	103
—	—	89	—	—	—	—

525,716	109,277	192,973	54,586	85,161	198,625	72,670
—	—	45,301	—	—	—	—
7,656	8,045	15,802	1,954	2,126	55,130	4,666
16,831	16,305	22,657	15,997	15,807	18,572	24,092
242,417	37,809	140,920	23,205	20,093	109,896	159,325
50,635	7,435	21,547	4,795	4,248	22,319	30,818
13,797	20,997	11,816	18,021	20,790	24,635	14,102
217,375	59,232	142,096	16,197	41,138	132,491	87,966

12,330,512	2,270,630	5,389,186	1,525,417	1,196,517	5,905,187	7,944,291

—	—	—	—	—	—	—
(7,516)	(144)	(8,434)	(208)	—	(10,938)	(6,200)

(7,516)	(144)	(8,434)	(208)	—	(10,938)	(6,200)

12,322,996	2,270,486	5,380,752	1,525,209	1,196,517	5,894,249	7,938,091

31,570,064	1,512,950	(1,264,012)	1,426	7,623,218	16,805,070	(508,394)

203,248,013	33,138,192	201,349,876	12,948,519	1,858,652	85,510,606	137,870,892
—	—	—	—	—	—	—
—	—	—	—	152,096	—	—
15,017	26,385	(7,123)	(1,402)	1,761	(386,568)	(171)

203,263,030	33,164,577	201,342,753	12,947,117	2,012,509	85,124,038	137,870,721

(254,723,556)	5,705,569	16,188,853	5,431,207	(11,257,504)	(153,971,505)	28,155,144
—	—	—	—	—	—	—
—	—	—	—	39,717	—	—
(9,870)	(16,660)	(2,378)	(501)	(6,351)	(89,531)	—

(254,733,426)	5,688,909	16,186,475	5,430,706	(11,224,138)	(154,061,036)	28,155,144

(51,470,396)	38,853,486	217,529,228	18,377,823	(9,211,629)	(68,936,998)	166,025,865

$(19,900,332)	$40,366,436	$216,265,216	$18,379,249	$(1,588,411)	$(52,131,928)	$165,517,471

The accompanying notes are an integral part of these financial statements.

179

Hartford HLS Funds

Statements of Operations – (continued)

For the Six-Month Period Ended June 30, 2018 (Unaudited)

	Hartford MidCap Value HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund
Investment Income:
Dividends	$2,575,849	$4,882,691	$1,265,634
Interest	36,101	141,964	48,202
Securities lending	41,976	67,561	25,368
Less: Foreign tax withheld	(24,569)	(1,828)	—

Total investment income, net	2,629,357	5,090,388	1,339,204

Expenses:
Investment management fees	1,438,001	4,125,228	2,288,302
Transfer agent fees
Class IA	1,868	2,592	2,440
Class IB	564	1,012	246
Distribution fees
Class IB	104,267	476,900	71,437
Custodian fees	3,197	3,122	5,032
Registration and filing fees	16,304	18,280	17,212
Accounting services fees	25,165	122,269	56,063
Board of Directors’ fees	5,233	18,886	8,812
Audit fees	14,420	11,699	17,859
Other expenses	38,441	72,787	56,121

Total expenses (before waivers and fees paid indirectly)	1,647,460	4,852,775	2,523,524

Commission recapture	(2,666)	(2,893)	(6,449)

Total waivers and fees paid indirectly	(2,666)	(2,893)	(6,449)

Total expenses, net	1,644,794	4,849,882	2,517,075

Net Investment Income (Loss)	984,563	240,506	(1,177,871)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	30,102,741	138,113,835	73,997,860
Net realized gain (loss) on purchased options contracts	—	—	—
Net realized gain (loss) on futures contracts	—	—	—
Net realized gain (loss) on written options contracts	—	—	—
Net realized gain (loss) on swap contracts	—	—	—
Net realized gain (loss) on foreign currency contracts	—	—	—
Net realized gain (loss) on other foreign currency transactions	(88,370)	—	1,045

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	30,014,371	138,113,835	73,998,905

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(28,298,775)	(24,481,364)	2,539,613
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	—
Net unrealized appreciation (depreciation) of futures contracts	—	—	—
Net unrealized appreciation (depreciation) of swap contracts	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(5,476)	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(28,304,251)	(24,481,364)	2,539,613

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,710,120	113,632,471	76,538,518

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,694,683	$113,872,977	$75,360,647

The accompanying notes are an integral part of these financial statements.

180

Hartford HLS Funds

Statements of Operations – (continued)

For the Six-Month Period Ended June 30, 2018 (Unaudited)

Hartford Small/Mid Cap Equity HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund

$869,598	$15,153,617	$49,353	$—	$—	$6,436,105
7,715	131,208	42,164,476	5,047,215	4,975,328	47,893
3,352	—	11,615	—	—	10,897
(2,081)	(58,695)	—	(1,187)	—	(109,158)

878,584	15,226,130	42,225,444	5,046,028	4,975,328	6,385,737

379,231	3,535,680	5,370,215	1,015,125	858,791	1,672,736

2,016	2,306	2,435	2,279	2,046	2,297
360	237	280	326	437	387

17,941	172,085	295,549	79,520	83,898	90,497
425	3,932	18,407	1,404	1,949	1,754
16,066	16,330	17,000	16,359	17,617	16,301
6,637	103,249	206,130	35,529	26,718	35,177
1,389	21,339	33,513	7,409	5,646	7,387
11,904	14,143	23,119	20,714	15,819	14,398
14,257	120,830	185,719	52,160	47,011	48,961

450,226	3,990,131	6,152,367	1,230,825	1,059,932	1,889,895

—	(181)	—	—	—	—

—	(181)	—	—	—	—

450,226	3,989,950	6,152,367	1,230,825	1,059,932	1,889,895

428,358	11,236,180	36,073,077	3,815,203	3,915,396	4,495,842

8,783,808	67,142,150	(7,490,811)	(9,235)	(2,219,640)	19,353,540
—	—	423,547	—	—	—
—	—	(17,370,649)	—	(2,695,576)	—
—	—	364,271	—	(96,204)	—
—	—	1,385,355	—	1,245,737	—
—	—	(1,392,118)	—	—	—
—	(9,810)	(125,875)	—	—	(5,535)

8,783,808	67,132,340	(24,206,280)	(9,235)	(3,765,683)	19,348,005

(5,456,872)	(49,874,215)	(56,549,934)	(723,944)	(3,662,319)	(29,469,976)
—	—	(455,374)	—	—	—
—	—	4,075,641	—	889,450	—
—	—	5,172,081	—	348,902	—
—	—	372,472	—	—	—
—	(16,531)	(18,481)	—	—	(5,931)

(5,456,872)	(49,890,746)	(47,403,595)	(723,944)	(2,423,967)	(29,475,907)

3,326,936	17,241,594	(71,609,875)	(733,179)	(6,189,650)	(10,127,902)

$3,755,294	$28,477,774	$(35,536,798)	$3,082,024	$(2,274,254)	$(5,632,060)

The accompanying notes are an integral part of these financial statements.

181

Hartford HLS Funds

Statements of Changes in Net Assets

	Hartford Balanced HLS Fund
	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income (loss)	$22,568,516	$42,692,836
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	109,528,685	173,385,809
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(127,036,921)	122,002,272

Net Increase (Decrease) in Net Assets Resulting from Operations	5,060,280	338,080,917

Distributions to Shareholders:
From net investment income
Class IA	—	(47,464,119)
Class IB	—	(5,534,060)
Class IC	—	—

Total from net investment income	—	(52,998,179)

From net realized gain on investments
Class IA	—	—
Class IB	—	—
Class IC	—	—

Total from net realized gain on investments	—	—

Total distributions	—	(52,998,179)

Capital Share Transactions:
Sold	11,029,876	27,191,961
Issued on reinvestment of distributions	—	52,998,179
Redeemed	(178,007,913)	(311,772,955)

Net (decrease) from capital share transactions	(166,978,037)	(231,582,815)

Net Increase (Decrease) in Net Assets	(161,917,757)	53,499,923

Net Assets:
Beginning of period	2,372,981,038	2,319,481,115

End of period	$2,211,063,281	$2,372,981,038

Undistributed (distributions in excess of) net investment income	$23,543,663	$975,147

The accompanying notes are an integral part of these financial statements.

182

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

Hartford Capital Appreciation HLS Fund		Hartford Disciplined Equity HLS Fund		Hartford Dividend and Growth HLS Fund		Hartford Global Growth HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

$24,692,159	$45,424,632	$2,176,408	$6,623,756	$31,570,064	$60,240,785	$1,512,950	$2,465,165
391,084,161	641,921,865	41,749,206	66,406,606	203,263,030	372,570,368	33,164,577	43,958,518
(254,128,720)	340,712,360	(18,705,188)	61,943,262	(254,733,426)	160,622,809	5,688,909	86,452,802

161,647,600	1,028,058,857	25,220,426	134,973,624	(19,900,332)	593,433,962	40,366,436	132,876,485

—	(47,670,675)	—	(5,455,397)	—	(50,138,723)	—	(2,060,335)
—	(4,773,231)	—	(551,499)	—	(5,905,716)	—	(217,828)
—	(188,398)	—	—	—	—	—	—

—	(52,632,304)	—	(6,006,896)	—	(56,044,439)	—	(2,278,163)

—	(232,329,918)	—	(63,822,541)	—	(211,321,994)	—	(18,738,294)
—	(30,241,181)	—	(8,899,981)	—	(29,746,780)	—	(3,764,027)
—	(1,534,584)	—	—	—	—	—	—

—	(264,105,683)	—	(72,722,522)	—	(241,068,774)	—	(22,502,321)

—	(316,737,987)	—	(78,729,418)	—	(297,113,213)	—	(24,780,484)

17,313,347	80,762,993	2,402,666	6,573,433	37,203,833	104,640,250	26,422,470	35,466,468
—	316,737,987	—	78,729,418	—	297,113,212	—	24,780,485
(460,690,943)	(1,186,680,309)	(62,504,721)	(112,526,090)	(285,425,226)	(530,411,682)	(44,737,990)	(71,226,539)

(443,377,596)	(789,179,329)	(60,102,055)	(27,223,239)	(248,221,393)	(128,658,220)	(18,315,520)	(10,979,586)

(281,729,996)	(77,858,459)	(34,881,629)	29,020,967	(268,121,725)	167,662,529	22,050,916	97,116,415

5,057,196,014	5,135,054,473	697,414,477	668,393,510	3,619,650,782	3,451,988,253	517,022,521	419,906,106

$4,775,466,018	$5,057,196,014	$662,532,848	$697,414,477	$3,351,529,057	$3,619,650,782	$539,073,437	$517,022,521

$28,088,762	$3,396,603	$2,666,626	$490,218	$35,731,762	$4,161,698	$3,985,503	$2,472,553

The accompanying notes are an integral part of these financial statements.

183

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Growth Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income (loss)	$(1,264,012)	$(2,643,363)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	201,342,753	215,967,758
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	16,186,475	164,605,261

Net Increase (Decrease) in Net Assets Resulting from Operations	216,265,216	377,929,656

Distributions to Shareholders:
From net investment income
Class IA	—	—
Class IB	—	—

Total from net investment income	—	—

From net realized gain on investments
Class IA	—	(16,106,762)
Class IB	—	(1,881,415)
Class IC	—	(403,653)

Total from net realized gain on investments	—	(18,391,830)

Total distributions	—	(18,391,830)

Capital Share Transactions:
Sold	19,207,638	46,904,728
Issued on reinvestment of distributions	—	18,391,829
Redeemed	(112,467,304)	(218,264,877)

Net increase (decrease) from capital share transactions	(93,259,666)	(152,968,320)

Net Increase (Decrease) in Net Assets	123,005,550	206,569,506

Net Assets:
Beginning of period	1,509,445,263	1,302,875,757

End of period	$1,632,450,813	$1,509,445,263

Undistributed (distributions in excess of) net investment income	$(2,447,104)	$(1,183,092)

The accompanying notes are an integral part of these financial statements.

184

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

Hartford Healthcare HLS Fund		Hartford High Yield HLS Fund		Hartford International Opportunities HLS Fund		Hartford MidCap HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

$1,426	$21,704	$7,623,218	$16,752,837	$16,805,070	$20,447,179	$(508,394)	$161,392
12,947,117	20,678,238	2,012,509	5,132,805	85,124,038	112,396,083	137,870,721	232,241,276
5,430,706	42,617,943	(11,224,138)	769,720	(154,061,036)	178,814,146	28,155,144	210,733,817

18,379,249	63,317,885	(1,588,411)	22,655,362	(52,131,928)	311,657,408	165,517,471	443,136,485

—	(3,196)	—	(14,107,895)	—	(19,083,304)	—	—
—	—	—	(4,345,488)	—	(1,824,269)	—	—

—	(3,196)	—	(18,453,383)	—	(20,907,573)	—	—

—	(42,554,097)	—	—	—	—	—	(94,658,887)
—	(7,184,474)	—	—	—	—	—	(5,084,893)
—	—	—	—	—	—	—	—

—	(49,738,571)	—	—	—	—	—	(99,743,780)

—	(49,741,767)	—	(18,453,383)	—	(20,907,573)	—	(99,743,780)

14,196,797	47,830,448	6,963,598	16,051,926	88,073,095	238,539,464	166,686,705	371,154,622
—	49,741,767	—	18,453,383	—	20,907,573	—	99,743,781
(39,876,168)	(66,393,210)	(29,942,198)	(59,002,412)	(161,410,808)	(203,781,844)	(248,289,309)	(413,993,325)

(25,679,371)	31,179,005	(22,978,600)	(24,497,103)	(73,337,713)	55,665,193	(81,602,604)	56,905,078

(7,300,122)	44,755,123	(24,567,011)	(20,295,124)	(125,469,641)	346,415,028	83,914,867	400,297,783

335,398,201	290,643,078	301,489,870	321,784,994	1,580,520,220	1,234,105,192	2,214,894,041	1,814,596,258

$328,098,079	$335,398,201	$276,922,859	$301,489,870	$1,455,050,579	$1,580,520,220	$2,298,808,908	$2,214,894,041

$(134,175)	$(135,601)	$24,118,870	$16,495,652	$43,790,722	$26,985,652	$(709,631)	$(201,237)

The accompanying notes are an integral part of these financial statements.

185

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford MidCap Value HLS Fund
	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income (loss)	$984,563	$1,239,709
Net realized gain (loss) on investments and foreign currency transactions	30,014,371	23,401,263
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(28,304,251)	22,239,620

Net Increase (Decrease) in Net Assets Resulting from Operations	2,694,683	46,880,592

Distributions to Shareholders:
From net investment income
Class IA	—	(1,563,056)
Class IB	—	(264,904)

Total from net investment income	—	(1,827,960)

From net realized gain on investments
Class IA	—	(18,745,883)
Class IB	—	(5,766,845)

Total from net realized gain on investments	—	(24,512,728)

Total distributions	—	(26,340,688)

Capital Share Transactions:
Sold	1,135,172	6,974,933
Issued on reinvestment of distributions	—	26,340,688
Redeemed	(26,729,351)	(58,594,091)

Net (decrease) from capital share transactions	(25,594,179)	(25,278,470)

Net Increase (Decrease) in Net Assets	(22,899,496)	(4,738,566)

Net Assets:
Beginning of period	374,837,470	379,576,036

End of period	$351,937,974	$374,837,470

Undistributed (distributions in excess of) net investment income	$2,222,149	$1,237,586

The accompanying notes are an integral part of these financial statements.

186

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

Hartford Small Cap Growth HLS Fund		Hartford Small Company HLS Fund		Hartford Small/Mid Cap Equity HLS Fund		Hartford Stock HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

$240,506	$(1,454,879)	$(1,177,871)	$(2,511,265)	$428,358	$857,365	$11,236,180	$25,878,193
138,113,835	99,838,478	73,998,905	136,468,650	8,783,808	8,513,724	67,132,340	127,954,070
(24,481,364)	137,585,826	2,539,613	35,311,309	(5,456,872)	3,773,225	(49,890,746)	115,361,860

113,872,977	235,969,425	75,360,647	169,268,694	3,755,294	13,144,314	28,477,774	269,194,123

—	(446,628)	—	—	—	(703,323)	—	(23,707,000)
—	—	—	—	—	(87,957)	—	(2,111,519)

—	(446,628)	—	—	—	(791,280)	—	(25,818,519)

—	—	—	—	—	(2,584,547)	—	—
—	—	—	—	—	(462,535)	—	—

—	—	—	—	—	(3,047,082)	—	—

—	(446,628)	—	—	—	(3,838,362)	—	(25,818,519)

93,244,028	341,821,699	26,367,473	35,844,453	2,711,057	6,228,487	4,520,545	7,902,822
—	391,968	—	—	—	3,838,362	—	25,818,519
(153,231,976)	(441,836,449)	(66,507,202)	(504,062,833)	(10,623,648)	(25,253,892)	(107,024,742)	(208,424,356)

(59,987,948)	(99,622,782)	(40,139,729)	(468,218,380)	(7,912,591)	(15,187,043)	(102,504,197)	(174,703,015)

53,885,029	135,900,015	35,220,918	(298,949,686)	(4,157,297)	(5,881,091)	(74,026,423)	68,672,589

1,335,032,322	1,199,132,307	608,202,728	907,152,414	98,995,737	104,876,828	1,521,615,876	1,452,943,287

$1,388,917,351	$1,335,032,322	$643,423,646	$608,202,728	$94,838,440	$98,995,737	$1,447,589,453	$1,521,615,876

$240,506	$—	$(1,177,871)	$—	$1,351,360	$923,002	$12,129,651	$893,471

The accompanying notes are an integral part of these financial statements.

187

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond HLS Fund
	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income (loss)	$36,073,077	$72,397,790
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(24,188,128)	46,924,738
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(47,421,747)	3,063,744

Net Increase (Decrease) in Net Assets Resulting from Operations	(35,536,798)	122,386,272

Distributions to Shareholders:
From net investment income
Class IA	—	(64,104,099)
Class IB	—	(6,840,084)

Total from net investment income	—	(70,944,183)

From net realized gain on investments
Class IA	—	—
Class IB	—	—

Total from net realized gain on investments	—	—

Total distributions	—	(70,944,183)

Capital Share Transactions:
Sold	51,266,658	133,249,068
Issued on reinvestment of distributions	—	70,944,183
Redeemed	(191,494,657)	(356,036,471)

Net (decrease) from capital share transactions	(140,227,999)	(151,843,220)

Net Increase (Decrease) in Net Assets	(175,764,797)	(100,401,131)

Net Assets:
Beginning of period	2,406,291,227	2,506,692,358

End of period	$2,230,526,430	$2,406,291,227

Undistributed (distributions in excess of) net investment income	$125,535,139	$89,462,062

The accompanying notes are an integral part of these financial statements.

188

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

Hartford Ultrashort Bond HLS Fund		Hartford U.S. Government Securities HLS Fund		Hartford Value HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six-Month Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

$3,815,203	$5,426,975	$3,915,396	$7,433,049	$4,495,842	$7,919,163
(9,235)	110,447	(3,765,683)	(2,529,210)	19,348,005	43,232,153
(723,944)	(117,494)	(2,423,967)	749,426	(29,475,907)	23,121,521

3,082,024	5,419,928	(2,274,254)	5,653,265	(5,632,060)	74,272,837

—	(3,863,181)	—	(7,516,833)	—	(7,642,825)
—	(353,222)	—	(1,395,249)	—	(1,096,859)

—	(4,216,403)	—	(8,912,082)	—	(8,739,684)

—	—	—	—	—	(31,542,050)
—	—	—	—	—	(5,401,252)

—	—	—	—	—	(36,943,302)

—	(4,216,403)	—	(8,912,082)	—	(45,682,986)

29,572,478	40,599,916	10,000,095	25,399,365	6,391,936	12,186,616
—	4,216,403	—	8,912,083	—	45,682,987
(55,366,916)	(131,702,061)	(38,765,425)	(79,206,757)	(43,271,750)	(84,180,318)

(25,794,438)	(86,885,742)	(28,765,330)	(44,895,309)	(36,879,814)	(26,310,715)

(22,712,414)	(85,682,217)	(31,039,584)	(48,154,126)	(42,511,874)	2,279,136

526,067,080	611,749,297	400,074,001	448,228,127	526,485,809	524,206,673

$503,354,666	$526,067,080	$369,034,417	$400,074,001	$483,973,935	$526,485,809

$9,369,878	$5,554,675	$12,335,704	$8,420,308	$4,495,842	$—

The accompanying notes are an integral part of these financial statements.

189

Hartford HLS Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Balanced HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$31.02	$0.31	$(0.24)	$0.07	$—	$—	$—	$31.09	0.23	%(4)	$1,950,595	0.66	%(5)	0.63	%(5)	2.01	%(5)	15%
IB	31.48	0.28	(0.25)	0.03	—	—	—	31.51	0.10	(4)	260,468	0.91	(5)	0.88	(5)	1.76	(5)	15

For the Year Ended December 31, 2017
IA	$27.46	$0.55	$3.72	$4.27	$(0.71)	$—	$(0.71)	$31.02	15.59%		$2,095,246	0.66%		0.63%		1.86%		26%
IB	27.86	0.48	3.77	4.25	(0.63)	—	(0.63)	31.48	15.30		277,735	0.91		0.88		1.61		26

For the Year Ended December 31, 2016
IA	$26.62	$0.56	$1.05	$1.61	$(0.77)	$—	$(0.77)	$27.46	6.04%		$2,043,556	0.66%		0.64%		2.05%		25%
IB	26.99	0.50	1.07	1.57	(0.70)	—	(0.70)	27.86	5.79		275,925	0.91		0.89		1.80		25

For the Year Ended December 31, 2015
IA	$27.09	$0.51	$(0.46)	$0.05	$(0.52)	$—	$(0.52)	$26.62	0.18%		$2,210,938	0.65%		0.63%		1.87%		18%
IB	27.45	0.45	(0.47)	(0.02)	(0.44)	—	(0.44)	26.99	(0.07)		300,945	0.90		0.88		1.62		18

For the Year Ended December 31, 2014
IA	$25.11	$0.45	$2.01	$2.46	$(0.48)	$—	$(0.48)	$27.09	9.79%		$2,561,814	0.65%		0.65%		1.73%		29%
IB	25.44	0.39	2.03	2.42	(0.41)	—	(0.41)	27.45	9.51		362,210	0.90		0.90		1.49		29

For the Year Ended December 31, 2013
IA	$21.03	$0.41	$4.04	$4.45	$(0.37)	$—	$(0.37)	$25.11	21.19%		$2,782,698	0.65%		0.65%		1.75%		31%
IB	21.30	0.35	4.10	4.45	(0.31)	—	(0.31)	25.44	20.88		399,681	0.90		0.90		1.50		31

Hartford Capital Appreciation HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$48.16	$0.25	$1.32	$1.57	$—	$—	$—	$49.73	3.26	%(4)	$4,225,369	0.68	%(5)	0.68	%(5)	1.04	%(5)	47%
IB	47.48	0.19	1.30	1.49	—	—	—	48.97	3.14	(4)	519,647	0.93	(5)	0.93	(5)	0.78	(5)	47
IC	47.76	0.13	1.31	1.44	—	—	—	49.20	3.02	(4)	30,449	1.18	(5)	1.18	(4)	0.54	(5)	47

For the Year Ended December 31, 2017
IA	$42.05	$0.43	$8.83	$9.26	$(0.54)	$(2.61)	$(3.15)	$48.16	22.14%		$4,457,603	0.68%		0.68%		0.91%		75%
IB	41.50	0.30	8.70	9.00	(0.41)	(2.61)	(3.02)	47.48	21.82		569,615	0.93		0.93		0.66		75
IC	41.76	0.19	8.74	8.93	(0.32)	(2.61)	(2.93)	47.76	21.50		29,979	1.18		1.18		0.41		75

For the Year Ended December 31, 2016
IA	$44.44	$0.41	$1.94	$2.35	$(0.47)	$(4.27)	$(4.74)	$42.05	5.52%		$4,555,454	0.68%		0.68%		0.97%		103%
IB	43.93	0.30	1.90	2.20	(0.36)	(4.27)	(4.63)	41.50	5.24		558,022	0.93		0.93		0.72		103
IC	44.21	0.19	1.92	2.11	(0.29)	(4.27)	(4.56)	41.76	4.99		21,579	1.18		1.18		0.46		103

For the Year Ended December 31, 2015
IA	$54.71	$0.43	$0.38	$0.81	$(0.43)	$(10.65)	$(11.08)	$44.44	1.02%		$5,701,269	0.67%		0.67%		0.84%		75%
IB	54.20	0.30	0.39	0.69	(0.31)	(10.65)	(10.96)	43.93	0.79		641,548	0.92		0.92		0.59		75
IC	54.59	0.17	0.39	0.56	(0.29)	(10.65)	(10.94)	44.21	0.53		16,215	1.17		1.17		0.34		75

For the Year Ended December 31, 2014
IA	$59.65	$0.56	$3.81	$4.37	$(0.50)	$(8.81)	$(9.31)	$54.71	7.31%		$6,470,599	0.66%		0.66%		0.96%		89%
IB	59.18	0.42	3.77	4.19	(0.36)	(8.81)	(9.17)	54.20	7.04		764,541	0.91		0.91		0.72		89
IC(6)	60.21	0.09	3.53	3.62	(0.43)	(8.81)	(9.24)	54.59	5.97	(4)	3,453	1.16	(5)	1.16	(5)	0.23	(5)	89

For the Year Ended December 31, 2013
IA	$43.37	$0.45	$16.49	$16.94	$(0.51)	$(0.15)	$(0.66)	$59.65	39.08%		$7,029,201	0.67%		0.67%		0.88%		86%
IB	43.05	0.32	16.33	16.65	(0.37)	(0.15)	(0.52)	59.18	38.72		969,611	0.92		0.92		0.63		86

The accompanying notes are an integral part of these financial statements.

190

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Disciplined Equity HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$15.43	$0.05	$0.52	$0.57	$—	$—	$—	$16.00	3.69	%(4)	$582,370	0.78	%(5)	0.78	%(5)	0.67	%(5)	13%
IB	15.27	0.03	0.52	0.55	—	—	—	15.82	3.60	(4)	80,163	1.03	(5)	1.03	(5)	0.42	(5)	13

For the Year Ended December 31, 2017
IA	$14.30	$0.15	$2.83	$2.98	$(0.14)	$(1.71)	$(1.85)	$15.43	21.92%		$613,037	0.78%		0.78%		1.00%		30%
IB	14.17	0.11	2.80	2.91	(0.10)	(1.71)	(1.81)	15.27	21.63		84,377	1.03		1.03		0.76		30

For the Year Ended December 31, 2016
IA	$15.58	$0.11	$0.77	$0.88	$(0.13)	$(2.03)	$(2.16)	$14.30	5.76%		$587,089	0.79%		0.79%		0.76%		33%
IB	15.46	0.08	0.75	0.83	(0.09)	(2.03)	(2.12)	14.17	5.49		81,304	1.04		1.04		0.51		33

For the Year Ended December 31, 2015
IA	$20.99	$0.14	$1.41	$1.55	$(0.13)	$(6.83)	$(6.96)	$15.58	6.83%		$648,747	0.76%		0.76%		0.76%		29%
IB	20.88	0.10	1.40	1.50	(0.09)	(6.83)	(6.92)	15.46	6.59		91,844	1.01		1.01		0.51		29

For the Year Ended December 31, 2014
IA	$18.36	$0.14	$2.83	$2.97	$(0.14)	$(0.20)	$(0.34)	$20.99	16.18%		$734,110	0.75%		0.75%		0.73%		63%
IB	18.27	0.09	2.81	2.90	(0.09)	(0.20)	(0.29)	20.88	15.87		107,577	1.00		1.00		0.47		63

For the Year Ended December 31, 2013
IA	$13.64	$0.17	$4.72	$4.89	$(0.17)	$—	$(0.17)	$18.36	35.82%		$811,099	0.76%		0.76%		1.07%		23%
IB	13.58	0.13	4.68	4.81	(0.12)	—	(0.12)	18.27	35.47		118,598	1.01		1.01		0.82		23

Hartford Dividend and Growth HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$23.95	$0.22	$(0.36)	$(0.14)	$—	$—	$—	$23.81	(0.58	)%(4)	$2,945,796	0.68	%(5)	0.68	%(5)	1.85	%(5)	15%
IB	23.85	0.19	(0.37)	(0.18)	—	—	—	23.67	(0.75	)(4)	405,733	0.93	(5)	0.93	(5)	1.60	(5)	15

For the Year Ended December 31, 2017
IA	$22.10	$0.41	$3.48	$3.89	$(0.38)	$(1.66)	$(2.04)	$23.95	18.36%		$3,179,540	0.68%		0.68%		1.75%		25%
IB	22.01	0.35	3.47	3.82	(0.32)	(1.66)	(1.98)	23.85	18.11		440,111	0.93		0.93		1.50		25

For the Year Ended December 31, 2016
IA	$22.09	$0.43	$2.67	$3.10	$(0.44)	$(2.65)	$(3.09)	$22.10	14.89%		$3,013,788	0.69%		0.69%		1.98%		20%
IB	22.02	0.38	2.65	3.03	(0.39)	(2.65)	(3.04)	22.01	14.58		438,200	0.94		0.94		1.73		20

For the Year Ended December 31, 2015
IA	$26.45	$0.46	$(0.70)	$(0.24)	$(0.43)	$(3.69)	$(4.12)	$22.09	(1.16)%		$2,991,811	0.67%		0.67%		1.84%		20%
IB	26.38	0.40	(0.70)	(0.30)	(0.37)	(3.69)	(4.06)	22.02	(1.41)		449,693	0.92		0.92		1.59		20

For the Year Ended December 31, 2014
IA	$27.05	$0.49	$2.92	$3.41	$(0.49)	$(3.52)	$(4.01)	$26.45	12.96%		$3,502,492	0.67%		0.67%		1.78%		19%
IB	26.99	0.42	2.91	3.33	(0.42)	(3.52)	(3.94)	26.38	12.68		546,006	0.92		0.92		1.53		19

For the Year Ended December 31, 2013
IA	$21.46	$0.46	$6.33	$6.79	$(0.51)	$(0.69)	$(1.20)	$27.05	31.92%		$3,760,183	0.67%		0.67%		1.88%		25%
IB	21.42	0.40	6.31	6.71	(0.45)	(0.69)	(1.14)	26.99	31.58		621,751	0.92		0.92		1.62		25

The accompanying notes are an integral part of these financial statements.

191

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Global Growth HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$27.89	$0.09	$2.11		$2.20	$—	$—	$—	$30.09	7.89	%(4)	$451,787	0.80	%(5)	0.80	%(5)	0.60	%(5)	26%
IB	27.63	0.05	2.09		2.14	—	—	—	29.77	7.75	(4)	87,286	1.05	(5)	1.05	(5)	0.35	(5)	26

For the Year Ended December 31, 2017
IA	$22.14	$0.14	$6.99		$7.13	$(0.14)	$(1.24)	$(1.38)	$27.89	32.73%		$432,581	0.81%		0.81%		0.56%		58%
IB	21.95	0.08	6.91		6.99	(0.07)	(1.24)	(1.31)	27.63	32.37		84,442	1.06		1.06		0.31		58

For the Year Ended December 31, 2016
IA	$24.39	$0.13	$0.40		$0.53	$(0.17)	$(2.61)	$(2.78)	$22.14	1.95%		$347,375	0.82%		0.82%		0.55%		65%
IB	24.19	0.07	0.39		0.46	(0.09)	(2.61)	(2.70)	21.95	1.71		72,531	1.07		1.07		0.30		65

For the Year Ended December 31, 2015
IA	$23.74	$0.15	$1.77		$1.92	$(0.13)	$(1.14)	$(1.27)	$24.39	8.04%		$392,302	0.81%		0.81%		0.62%		67%
IB	23.56	0.09	1.75		1.84	(0.07)	(1.14)	(1.21)	24.19	7.76		86,759	1.06		1.06		0.38		67

For the Year Ended December 31, 2014
IA	$22.33	$0.13	$1.39		$1.52	$(0.11)	$—	$(0.11)	$23.74	6.79%		$388,542	0.81%		0.81%		0.57%		82	%(7)
IB	22.16	0.07	1.39		1.46	(0.06)	—	(0.06)	23.56	6.58		92,979	1.06		1.06		0.30		82	(7)

For the Year Ended December 31, 2013
IA	$16.50	$0.11	$5.86		$5.97	$(0.14)	$—	$(0.14)	$22.33	36.30%		$360,086	0.82%		0.82%		0.56%		71%
IB	16.38	0.06	5.81		5.87	(0.09)	—	(0.09)	22.16	35.90		79,823	1.07		1.07		0.32		71

Hartford Growth Opportunities HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$38.42	$(0.03)	$5.70		$5.67	$—	$—	$—	$44.09	14.76	%(4)	$1,432,966	0.65	%(5)	0.65	%(5)	(0.13	)%(5)	60%
IB	36.91	(0.07)	5.47		5.40	—	—	—	42.31	14.63	(4)	160,793	0.90	(5)	0.90	(5)	(0.38	)(5)	60
IC	37.71	(0.13)	5.59		5.46	—	—	—	43.17	14.48	(4)	38,692	1.15	(5)	1.15	(5)	(0.62	)(5)	60

For the Year Ended December 31, 2017
IA	$29.83	$(0.05)	$9.09		$9.04	$—	$(0.45)	$(0.45)	$38.42	30.45%		$1,326,201	0.66%		0.66%		(0.15)%		99%
IB	28.74	(0.13)	8.75		8.62	—	(0.45)	(0.45)	36.91	30.14		149,212	0.91		0.91		(0.40)		99
IC	29.43	(0.22)	8.95		8.73	—	(0.45)	(0.45)	37.71	29.80		34,033	1.16		1.16		(0.65)		99

For the Year Ended December 31, 2016
IA	$34.86	$(0.04)	$0.06	(8)	$0.02	$(0.15)	$(4.90)	$(5.05)	$29.83	(0.49)%		$1,145,176	0.65%		0.65%		(0.11)%		138%
IB	33.76	(0.11)	0.04	(8)	(0.07)	(0.05)	(4.90)	(4.95)	28.74	(0.77)		132,149	0.90		0.90		(0.35)		138
IC	34.57	(0.19)	0.04	(8)	(0.15)	(0.09)	(4.90)	(4.99)	29.43	(1.01)		25,550	1.15		1.15		(0.61)		138

For the Year Ended December 31, 2015
IA	$38.88	$0.02	$4.66		$4.68	$(0.05)	$(8.65)	$(8.70)	$34.86	11.74%		$1,197,187	0.65%		0.65%		0.05%		109%
IB	37.93	(0.08)	4.56		4.48	—	(8.65)	(8.65)	33.76	11.47		158,304	0.90		0.90		(0.20)		109
IC	38.75	(0.18)	4.65		4.47	—	(8.65)	(8.65)	34.57	11.18		20,495	1.16		1.16		(0.48)		109

For the Year Ended December 31, 2014
IA	$40.58	$0.06	$5.31		$5.37	$(0.07)	$(7.00)	$(7.07)	$38.88	14.14%		$1,203,366	0.64%		0.64%		0.16%		145	%(9)
IB	39.79	(0.04)	5.18		5.14	—	(7.00)	(7.00)	37.93	13.82		160,040	0.89		0.89		(0.11)		145	(9)
IC(6)	40.23	(0.10)	5.69		5.59	(0.07)	(7.00)	(7.07)	38.75	14.79	(4)	1,717	1.14	(5)	1.14	(5)	(0.37	)(5)	145	(9)

For the Year Ended December 31, 2013
IA	$29.90	$0.07	$10.61		$10.68	$—	$—	$—	$40.58	35.74%		$1,097,380	0.65%		0.65%		0.21%		119%
IB	29.38	(0.01)	10.42		10.41	—	—	—	39.79	35.42		111,230	0.90		0.90		(0.04)		119

The accompanying notes are an integral part of these financial statements.

192

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Healthcare HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$22.46	$—	$1.27	$1.27	$—	$—	$—	$23.73	5.65	%(4)	$285,645	0.89	%(5)	0.89	%(5)	0.03	%(5)	14%
IB	21.35	(0.02)	1.20	1.18	—	—	—	22.53	5.53	(4)	42,453	1.14	(5)	1.14	(5)	(0.22	)(5)	14

For the Year Ended December 31, 2017
IA	$21.46	$0.01	$4.69	$4.70	$—	$(3.70)	$(3.70)	$22.46	22.26%		$290,603	0.89%		0.89%		0.04%		18%
IB	20.60	(0.05)	4.50	4.45	—	(3.70)	(3.70)	21.35	21.96		44,796	1.14		1.14		(0.21)		18

For the Year Ended December 31, 2016
IA	$30.32	$0.01	$(2.37)	$(2.36)	$(0.99)	$(5.51)	$(6.50)	$21.46	(8.39)%		$246,494	0.89%		0.89%		0.05%		36%
IB	29.36	(0.05)	(2.30)	(2.35)	(0.90)	(5.51)	(6.41)	20.60	(8.64)		44,149	1.14		1.14		(0.20)		36

For the Year Ended December 31, 2015
IA	$30.02	$—	$4.08	$4.08	$—	$(3.78)	$(3.78)	$30.32	13.21%		$360,783	0.86%		0.86%		(0.01)%		38%
IB	29.23	(0.08)	3.99	3.91	—	(3.78)	(3.78)	29.36	12.98		62,644	1.11		1.11		(0.26)		38

For the Year Ended December 31, 2014
IA	$25.67	$0.01	$6.75	$6.76	$(0.07)	$(2.34)	$(2.41)	$30.02	27.39%		$301,580	0.88%		0.88%		0.03%		33%
IB	25.07	(0.06)	6.57	6.51	(0.01)	(2.34)	(2.35)	29.23	27.00		60,413	1.13		1.13		(0.22)		33

For the Year Ended December 31, 2013
IA	$18.11	$0.04	$9.12	$9.16	$(0.12)	$(1.48)	$(1.60)	$25.67	51.84%		$243,719	0.89%		0.89%		0.19%		33%
IB	17.71	(0.01)	8.92	8.91	(0.07)	(1.48)	(1.55)	25.07	51.50		57,187	1.14		1.14		(0.06)		33

Hartford High Yield HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$8.20	$0.22	$(0.26)	$(0.04)	$—	$—	$—	$8.16	(0.49	)%(4)	$211,095	0.77	%(5)	0.77	%(5)	5.37	%(5)	16%
IB	8.06	0.20	(0.25)	(0.05)	—	—	—	8.01	(0.62	)(4)	65,828	1.02	(5)	1.02	(5)	5.12	(5)	16

For the Year Ended December 31, 2017
IA	$8.11	$0.45	$0.15	$0.60	$(0.51)	$—	$(0.51)	$8.20	7.60%		$230,101	0.77%		0.77%		5.42%		43%
IB	7.98	0.42	0.15	0.57	(0.49)	—	(0.49)	8.06	7.31		71,389	1.02		1.02		5.17		43

For the Year Ended December 31, 2016
IA	$7.55	$0.44	$0.62	$1.06	$(0.50)	$—	$(0.50)	$8.11	14.25%		$244,212	0.79%		0.79%		5.52%		41%
IB	7.43	0.41	0.62	1.03	(0.48)	—	(0.48)	7.98	13.99		77,573	1.04		1.04		5.27		41

For the Year Ended December 31, 2015
IA	$8.45	$0.45	$(0.79)	$(0.34)	$(0.56)	$—	$(0.56)	$7.55	(4.30)%		$251,313	0.76%		0.76%		5.40%		34%
IB	8.32	0.42	(0.77)	(0.35)	(0.54)	—	(0.54)	7.43	(4.56)		77,013	1.01		1.01		5.15		34

For the Year Ended December 31, 2014
IA	$8.90	$0.47	$(0.22)	$0.25	$(0.70)	$—	$(0.70)	$8.45	2.58%		$321,650	0.75%		0.75%		5.28%		39%
IB	8.77	0.44	(0.22)	0.22	(0.67)	—	(0.67)	8.32	2.31		105,579	1.00		1.00		5.02		39

For the Year Ended December 31, 2013
IA	$9.09	$0.54	$0.01	$0.55	$(0.74)	$—	$(0.74)	$8.90	6.43%		$389,340	0.75%		0.75%		5.90%		46%
IB	8.96	0.50	0.03	0.53	(0.72)	—	(0.72)	8.77	6.17		125,701	1.00		1.00		5.64		46

The accompanying notes are an integral part of these financial statements.

193

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford International Opportunities HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$17.46	$0.19	$(0.80)	$(0.61)	$—	$—	$—	$16.85	(3.49	)%(4)	$1,306,992	0.73	%(5)	0.73	%(5)	2.17	%(5)	40%
IB	17.68	0.17	(0.81)	(0.64)	—	—	—	17.04	(3.62	)(4)	148,058	0.98	(5)	0.98	(5)	1.91	(5)	40

For the Year Ended December 31, 2017
IA	$14.14	$0.24	$3.31	$3.55	$(0.23)	$—	$(0.23)	$17.46	25.25%		$1,418,078	0.73%		0.73%		1.46%		91%
IB	14.31	0.21	3.35	3.56	(0.19)	—	(0.19)	17.68	24.99		162,442	0.98		0.98		1.28		91

For the Year Ended December 31, 2016
IA	$14.19	$0.24	$(0.06)	$0.18	$(0.23)	$—	$(0.23)	$14.14	1.26%		$1,086,762	0.76%		0.76%		1.74%		95%
IB	14.36	0.21	(0.07)	0.14	(0.19)	—	(0.19)	14.31	0.94		147,343	1.01		1.01		1.50		95

For the Year Ended December 31, 2015
IA	$14.13	$0.22	$0.06	$0.28	$(0.22)	$—	$(0.22)	$14.19	1.88%		$1,146,250	0.74%		0.74%		1.47%		68%
IB	14.29	0.18	0.06	0.24	(0.17)	—	(0.17)	14.36	1.65		171,538	0.99		0.99		1.21		68

For the Year Ended December 31, 2014
IA	$15.03	$0.19	$(0.75)	$(0.56)	$(0.34)	$—	$(0.34)	$14.13	(3.87)%		$1,239,946	0.73%		0.73%		1.30%		90%
IB	15.20	0.15	(0.76)	(0.61)	(0.30)	—	(0.30)	14.29	(4.14)		189,053	0.98		0.98		1.02		90

For the Year Ended December 31, 2013
IA	$12.63	$0.24	$2.45	$2.69	$(0.29)	$—	$(0.29)	$15.03	21.55%		$1,454,018	0.74%		0.74%		1.76%		100%
IB	12.76	0.21	2.49	2.70	(0.26)	—	(0.26)	15.20	21.28		215,447	0.99		0.99		1.55		100

Hartford MidCap HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$40.10	$(0.01)	$3.02	$3.01	$—	$—	$—	$43.11	7.51	%(4)	$2,240,565	0.69	%(5)	0.69	%(5)	(0.04	)%(5)	18%
IB	39.18	(0.06)	2.95	2.89	—	—	—	42.07	7.38	(4)	58,244	0.94	(5)	0.94	(5)	(0.29	)(5)	18

For the Year Ended December 31, 2017
IA	$33.83	$0.01	$8.11	$8.12	$—	$(1.85)	$(1.85)	$40.10	24.47%		$2,156,044	0.70%		0.70%		0.02%		36%
IB	33.17	(0.08)	7.94	7.86	—	(1.85)	(1.85)	39.18	24.17		58,850	0.95		0.95		(0.23)		36

For the Year Ended December 31, 2016
IA	$33.66	$0.05	$3.80	$3.85	$(0.06)	$(3.62)	$(3.68)	$33.83	11.98%		$1,721,029	0.71%		0.71%		0.16%		32%
IB	33.11	(0.03)	3.72	3.69	(0.01)	(3.62)	(3.63)	33.17	11.69		93,567	0.96		0.96		(0.09)		32

For the Year Ended December 31, 2015
IA	$37.28	$0.03	$0.83	$0.86	$(0.03)	$(4.45)	$(4.48)	$33.66	1.60%		$1,647,715	0.70%		0.70%		0.08%		38%
IB	36.83	(0.06)	0.82	0.76	(0.03)	(4.45)	(4.48)	33.11	1.34		104,395	0.95		0.95		(0.16)		38

For the Year Ended December 31, 2014
IA	$37.87	$0.04	$4.22	$4.26	$(0.04)	$(4.81)	$(4.85)	$37.28	11.37%		$1,669,393	0.70%		0.70%		0.10%		42%
IB	37.52	(0.06)	4.18	4.12	—	(4.81)	(4.81)	36.83	11.09		83,562	0.95		0.95		(0.15)		42

For the Year Ended December 31, 2013
IA	$28.16	$0.07	$11.02	$11.09	$(0.04)	$(1.34)	$(1.38)	$37.87	39.82%		$1,483,626	0.71%		0.71%		0.21%		34%
IB	27.95	(0.02)	10.94	10.92	(0.01)	(1.34)	(1.35)	37.52	39.46		82,483	0.96		0.96		(0.05)		34

The accompanying notes are an integral part of these financial statements.

194

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford MidCap Value HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$12.60	$0.04	$0.06	$0.10	$—	$—	$—	$12.70	0.79	%(4)	$270,227	0.86	%(5)	0.86	%(5)	0.61	%(5)	22%
IB	12.50	0.02	0.07	0.09	—	—	—	12.59	0.72	(4)	81,711	1.11	(5)	1.11	(5)	0.36	(5)	22

For the Year Ended December 31, 2017
IA	$12.00	$0.05	$1.47	$1.52	$(0.07)	$(0.85)	$(0.92)	$12.60	13.47%		$287,688	0.86%		0.86%		0.39%		32%
IB	11.91	0.02	1.46	1.48	(0.04)	(0.85)	(0.89)	12.50	13.18		87,149	1.11		1.11		0.14		32

For the Year Ended December 31, 2016
IA	$12.33	$0.07	$1.40	$1.47	$(0.07)	$(1.73)	$(1.80)	$12.00	12.82%		$289,872	0.86%		0.86%		0.61%		38%
IB	12.24	0.04	1.39	1.43	(0.03)	(1.73)	(1.76)	11.91	12.56		89,704	1.11		1.11		0.36		38

For the Year Ended December 31, 2015
IA	$14.60	$0.07	$(0.15)	$(0.08)	$(0.09)	$(2.10)	$(2.19)	$12.33	(1.21)%		$291,174	0.84%		0.84%		0.49%		29%
IB	14.50	0.03	(0.15)	(0.12)	(0.04)	(2.10)	(2.14)	12.24	(1.45)		91,720	1.09		1.09		0.24		29

For the Year Ended December 31, 2014
IA	$15.51	$0.09	$1.19	$1.28	$(0.11)	$(2.08)	$(2.19)	$14.60	8.22%		$345,084	0.84%		0.84%		0.60%		31%
IB	15.42	0.05	1.18	1.23	(0.07)	(2.08)	(2.15)	14.50	7.91		110,819	1.09		1.09		0.35		31

For the Year Ended December 31, 2013
IA	$11.65	$0.08	$3.95	$4.03	$(0.17)	$—	$(0.17)	$15.51	34.71%		$377,272	0.84%		0.84%		0.56%		49%
IB	11.59	0.04	3.93	3.97	(0.14)	—	(0.14)	15.42	34.37		123,884	1.09		1.09		0.31		49

Hartford Small Cap Growth HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$32.13	$0.02	$2.78	$2.80	$—	$—	$—	$34.93	8.71	%(4)	$1,016,227	0.64	%(5)	0.64	%(5)	0.11	%(5)	35%
IB	31.28	(0.02)	2.71	2.69	—	—	—	33.97	8.60	(4)	372,690	0.89	(5)	0.89	(5)	(0.14	)(5)	35

For the Year Ended December 31, 2017
IA	$26.77	$(0.02)	$5.39	$5.37	$(0.01)	$—	$(0.01)	$32.13	20.07%		$960,690	0.65%		0.65%		(0.06)%		51%
IB	26.12	(0.09)	5.25	5.16	—	—	—	31.28	19.75		374,342	0.90		0.90		(0.31)		51

For the Year Ended December 31, 2016
IA	$24.93	$0.04	$2.98	$3.02	$(0.04)	$(1.14)	$(1.18)	$26.77	12.37%		$972,576	0.65%		0.65%		0.17%		51%
IB	24.38	(0.02)	2.90	2.88	—	(1.14)	(1.14)	26.12	12.08		226,557	0.90		0.90		(0.08)		51

For the Year Ended December 31, 2015
IA	$27.95	$0.07	$(0.02)	$0.05	$(0.02)	$(3.05)	$(3.07)	$24.93	(0.55)%		$913,414	0.65%		0.65%		0.25%		59%
IB	27.44	(0.01)	—	(0.01)	—	(3.05)	(3.05)	24.38	(0.79)		209,948	0.90		0.90		(0.03)		59

For the Year Ended December 31, 2014
IA	$32.60	$0.06	$1.48	$1.54	$(0.02)	$(6.17)	$(6.19)	$27.95	5.83%		$557,200	0.65%		0.65%		0.19%		117%
IB	32.17	(0.02)	1.46	1.44	—	(6.17)	(6.17)	27.44	5.57		115,230	0.90		0.90		(0.06)		117

For the Year Ended December 31, 2013
IA	$25.44	$0.05	$10.92	$10.97	$(0.12)	$(3.69)	$(3.81)	$32.60	44.87%		$466,173	0.67%		0.67%		0.16%		81%
IB	25.14	(0.02)	10.77	10.75	(0.03)	(3.69)	(3.72)	32.17	44.50		123,966	0.92		0.92		(0.08)		81

The accompanying notes are an integral part of these financial statements.

195

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Small Company HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$20.42	$(0.04)	$2.66	$2.62	$—	$—	$—	$23.04	12.83	%(4)	$584,243	0.79	%(5)	0.79	%(5)	(0.36	)%(5)	48%
IB	18.97	(0.06)	2.47	2.41	—	—	—	21.38	12.70	(4)	59,181	1.04	(5)	1.04	(5)	(0.61	)(5)	48

For the Year Ended December 31, 2017
IA	$16.16	$(0.06)	$4.32	$4.26	$—	$—	$—	$20.42	26.36%		$551,010	0.78%		0.78%		(0.33)%		107%
IB	15.05	(0.10)	4.02	3.92	—	—	—	18.97	26.05		57,193	1.03		1.03		(0.58)		107

For the Year Ended December 31, 2016
IA	$17.52	$(0.01)	$0.33 (8)	$0.32	$—	$(1.68)	$(1.68)	$16.16	2.04%		$834,044	0.76%		0.76%		(0.08)%		94%
IB	16.47	(0.05)	0.31 (8)	0.26	—	(1.68)	(1.68)	15.05	1.81		73,108	1.01		1.01		(0.34)		94

For the Year Ended December 31, 2015
IA	$23.33	$(0.02)	$(1.43)	$(1.45)	$—	$(4.36)	$(4.36)	$17.52	(8.21)%		$1,117,778	0.71%		0.71%		(0.11)%		88%
IB	22.24	(0.07)	(1.34)	(1.41)	—	(4.36)	(4.36)	16.47	(8.45)		98,501	0.96		0.96		(0.36)		88

For the Year Ended December 31, 2014
IA	$26.43	$(0.09)	$1.78	$1.69	$—	$(4.79)	$(4.79)	$23.33	7.07%		$1,279,533	0.71%		0.71%		(0.35)%		90%
IB	25.46	(0.15)	1.72	1.57	—	(4.79)	(4.79)	22.24	6.85		123,799	0.96		0.96		(0.60)		90

For the Year Ended December 31, 2013
IA	$19.74	$(0.07)	$8.60	$8.53	$(0.02)	$(1.82)	$(1.84)	$26.43	44.38%		$1,354,821	0.71%		0.71%		(0.29)%		96%
IB	19.06	(0.12)	8.34	8.22	—	(1.82)	(1.82)	25.46	44.28		141,791	0.96		0.96		(0.54)		96

Hartford Small/Mid Cap Equity HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$8.81	$0.04	$0.32	$0.36	$—	$—	$—	$9.17	4.09	%(4)	$80,746	0.91	%(5)	0.91	%(5)	0.94	%(5)	45%
IB	8.75	0.03	0.32	0.35	—	—	—	9.10	4.00	(4)	14,093	1.16	(5)	1.16	(5)	0.69	(5)	45

For the Year Ended December 31, 2017
IA	$8.03	$0.08	$1.04	$1.12	$(0.07)	$(0.27)	$(0.34)	$8.81	14.43%		$84,144	0.92%		0.92%		0.91%		82%
IB	7.99	0.05	1.03	1.08	(0.05)	(0.27)	(0.32)	8.75	13.94		14,851	1.17		1.17		0.66		82

For the Year Ended December 31, 2016
IA	$7.45	$0.09	$1.09	$1.18	$(0.11)	$(0.49)	$(0.60)	$8.03	16.48%		$87,752	0.92%		0.92%		1.25%		96%
IB	7.40	0.07	1.09	1.16	(0.08)	(0.49)	(0.57)	7.99	16.33		17,125	1.17		1.17		1.01		96

For the Year Ended December 31, 2015
IA	$9.47	$0.12	$(0.46)	$(0.34)	$(0.12)	$(1.56)	$(1.68)	$7.45	(4.73)%		$79,379	0.88%		0.88%		1.39%		80%
IB	9.41	0.10	(0.46)	(0.36)	(0.09)	(1.56)	(1.65)	7.40	(4.97)		16,501	1.13		1.13		1.12		80

For the Year Ended December 31, 2014
IA	$11.29	$0.13	$0.43	$0.56	$(0.18)	$(2.20)	$(2.38)	$9.47	5.22%		$98,069	0.85%		0.85%		1.20%		108%
IB	11.22	0.10	0.44	0.54	(0.15)	(2.20)	(2.35)	9.41	5.00		23,239	1.10		1.10		0.96		108

For the Year Ended December 31, 2013
IA	$8.90	$0.16	$3.08	$3.24	$(0.14)	$(0.71)	$(0.85)	$11.29	37.51%		$117,395	0.85%		0.85%		1.58%		128%
IB	8.85	0.13	3.07	3.20	(0.12)	(0.71)	(0.83)	11.22	37.08		26,362	1.10		1.10		1.32		128

The accompanying notes are an integral part of these financial statements.

196

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Stock HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$79.57	$0.62	$0.92	$1.54	$—	$—	$—	$81.11	1.94	%(4)	$1,314,952	0.52	%(5)	0.52	%(5)	1.55	%(5)	10%
IB	79.54	0.52	0.92	1.44	—	—	—	80.98	1.81	(4)	132,638	0.77	(5)	0.77	(5)	1.29	(5)	10

For the Year Ended December 31, 2017
IA	$67.55	$1.30	$12.10	$13.40	$(1.38)	$—	$(1.38)	$79.57	19.85%		$1,378,245	0.52%		0.52%		1.76%		14%
IB	67.53	1.11	12.08	13.19	(1.18)	—	(1.18)	79.54	19.54		143,370	0.77		0.77		1.51		14

For the Year Ended December 31, 2016
IA	$64.06	$1.14	$3.61	$4.75	$(1.26)	$—	$(1.26)	$67.55	7.41%		$1,312,626	0.52%		0.52%		1.72%		29%
IB	64.03	0.97	3.61	4.58	(1.08)	—	(1.08)	67.53	7.14		140,317	0.77		0.77		1.47		29

For the Year Ended December 31, 2015
IA	$63.49	$1.19	$0.56	$1.75	$(1.18)	$—	$(1.18)	$64.06	2.74%		$1,388,110	0.51%		0.51%		1.86%		23%
IB	63.46	1.03	0.54	1.57	(1.00)	—	(1.00)	64.03	2.48		155,722	0.76		0.76		1.61		23

For the Year Ended December 31, 2014
IA	$58.07	$1.07	$5.51	$6.58	$(1.16)	$—	$(1.16)	$63.49	11.31%		$1,552,777	0.50%		0.50%		1.79%		20%
IB	58.04	0.92	5.50	6.42	(1.00)	—	(1.00)	63.46	11.04		182,112	0.75		0.75		1.54		20

For the Year Ended December 31, 2013
IA	$44.73	$0.99	$13.41	$14.40	$(1.06)	$—	$(1.06)	$58.07	32.25%		$1,667,278	0.51%		0.51%		1.89%		27%
IB	44.71	0.85	13.40	14.25	(0.92)	—	(0.92)	58.04	31.92		204,437	0.76		0.76		1.64		27

Hartford Total Return Bond HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$11.32	$0.18	$(0.35)	$(0.17)	$—	$—	$—	$11.15	(1.50	)%(4)	$2,000,366	0.51	%(5)	0.51	%(5)	3.18	%(5)	28%
IB	11.25	0.16	(0.33)	(0.17)	—	—	—	11.08	(1.51	)(4)	230,160	0.76	(5)	0.76	(5)	2.92	(5)	28

For the Year Ended December 31, 2017
IA	$11.09	$0.34	$0.23	$0.57	$(0.34)	$—	$(0.34)	$11.32	5.16%		$2,157,506	0.51%		0.51%		2.99%		89%
IB	11.03	0.31	0.22	0.53	(0.31)	—	(0.31)	11.25	4.80		248,785	0.76		0.76		2.74		89

For the Year Ended December 31, 2016
IA	$10.93	$0.36	$0.13	$0.49	$(0.29)	$(0.04)	$(0.33)	$11.09	4.49%		$2,244,505	0.52%		0.52%		3.16%		36%
IB	10.87	0.33	0.13	0.46	(0.26)	(0.04)	(0.30)	11.03	4.22		262,187	0.77		0.77		2.91		36

For the Year Ended December 31, 2015
IA	$11.63	$0.33	$(0.39)	$(0.06)	$(0.36)	$(0.28)	$(0.64)	$10.93	(0.59)%		$2,448,280	0.51%		0.51%		2.88%		66%
IB	11.56	0.30	(0.39)	(0.09)	(0.32)	(0.28)	(0.60)	10.87	(0.81)		295,006	0.76		0.76		2.63		66

For the Year Ended December 31, 2014
IA	$11.35	$0.33	$0.34	$0.67	$(0.39)	$—	$(0.39)	$11.63	5.89%		$2,879,633	0.50%		0.50%		2.85%		84%
IB	11.27	0.30	0.34	0.64	(0.35)	—	(0.35)	11.56	5.68		360,006	0.75		0.75		2.60		84

For the Year Ended December 31, 2013
IA	$11.99	$0.32	$(0.49)	$(0.17)	$(0.47)	$—	$(0.47)	$11.35	(1.36)%		$3,290,622	0.50%		0.50%		2.76%		81%
IB	11.91	0.29	(0.50)	(0.21)	(0.43)	—	(0.43)	11.27	(1.66)		414,910	0.75		0.75		2.51		81

The accompanying notes are an integral part of these financial statements.

197

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Ultrashort Bond HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$10.06	$0.08	$(0.02)		$0.06	$—	$—	$—	$10.12	0.60	%(4)	$440,723	0.45	%(5)	0.45	%(5)	1.53	%(5)	18%
IB	10.05	0.06	(0.01)		0.05	—	—	—	10.10	0.50	(4)	62,631	0.70	(5)	0.70	(5)	1.29	(5)	18

For the Year Ended December 31, 2017
IA	$10.04	$0.10	$—	(8)	$0.10	$(0.08)	$—	$(0.08)	$10.06	1.01%		$460,643	0.45%		0.45%		1.00%		60%
IB	10.02	0.07	0.01	(8)	0.08	(0.05)	—	(0.05)	10.05	0.80		65,424	0.70		0.70		0.75		60

For the Year Ended December 31, 2016
IA	$9.99	$0.06	$0.04		$0.10	$(0.05)	$—	$(0.05)	$10.04	0.97%		$533,091	0.45%		0.45%		0.61%		51%
IB	9.97	0.04	0.02		0.06	(0.01)	—	(0.01)	10.02	0.64		78,658	0.70		0.70		0.35		51

For the Year Ended December 31, 2015
IA	$10.01	$0.03	$(0.02)		$0.01	$(0.03)	$—	$(0.03)	$9.99	0.13%		$611,087	0.43%		0.43%		0.33%		35%
IB	9.98	0.01	(0.02)		(0.01)	—	—	—	9.97	(0.09)		96,970	0.68		0.68		0.08		35

For the Year Ended December 31, 2014
IA	$10.00	$0.02	$(0.01)		$0.01	$—	$—	$—	$10.01	0.10%		$745,597	0.43%		0.43%		0.23%		40%
IB	9.99	—	(0.01)		(0.01)	—	—	—	9.98	(0.10)		121,168	0.68		0.68		(0.02)		40

For the Year Ended December 31, 2013(10)(11)
IA	$10.00	$—	$—		$—	$—	$—	$—	$10.00	—%		$1,013,110	0.45%		0.21%		(0.02)%		6	%(12)
IB	10.00	(0.01)	—		(0.01)	—	—	—	9.99	(0.10)		163,058	0.49		0.25		(0.06)		6	(12)

Hartford U.S. Government Securities HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$10.21	$0.11	$(0.16)		$(0.05)	$—	$—	$—	$10.16	(0.49	)%(4)	$304,331	0.51	%(5)	0.51	%(5)	2.10	%(5)	18%
IB	10.20	0.09	(0.16)		(0.07)	—	—	—	10.13	(0.69	)(4)	64,704	0.76	(5)	0.76	(5)	1.85	(5)	18

For the Year Ended December 31, 2017
IA	$10.30	$0.19	$(0.05)		$0.14	$(0.23)	$—	$(0.23)	$10.21	1.32%		$329,889	0.51%		0.51%		1.79%		109%
IB	10.28	0.16	(0.04)		0.12	(0.20)	—	(0.20)	10.20	1.11		70,185	0.76		0.76		1.54		109

For the Year Ended December 31, 2016
IA	$10.34	$0.18	$(0.02	)(8)	$0.16	$(0.20)	$—	$(0.20)	$10.30	1.54%		$368,740	0.51%		0.51%		1.67%		81%
IB	10.32	0.15	(0.02	)(8)	0.13	(0.17)	—	(0.17)	10.28	1.27		79,489	0.76		0.76		1.42		81

For the Year Ended December 31, 2015
IA	$10.37	$0.16	$—		$0.16	$(0.19)	$—	$(0.19)	$10.34	1.56%		$412,060	0.49%		0.49%		1.53%		42%
IB	10.34	0.13	0.01		0.14	(0.16)	—	(0.16)	10.32	1.35		90,088	0.74		0.74		1.28		42

For the Year Ended December 31, 2014
IA	$10.32	$0.15	$0.14		$0.29	$(0.24)	$—	$(0.24)	$10.37	2.81%		$468,967	0.48%		0.48%		1.40%		37%
IB	10.28	0.12	0.15		0.27	(0.21)	—	(0.21)	10.34	2.59		102,235	0.73		0.73		1.15		37

For the Year Ended December 31, 2013
IA	$10.75	$0.12	$(0.30)		$(0.18)	$(0.25)	$—	$(0.25)	$10.32	(1.68)%		$556,169	0.49%		0.49%		1.14%		39%
IB	10.71	0.09	(0.30)		(0.21)	(0.22)	—	(0.22)	10.28	(1.97)		123,908	0.74		0.74		0.89		39

The accompanying notes are an integral part of these financial statements.

198

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Value HLS Fund
For the Six-Month Period Ended June 30, 2018 (Unaudited)
IA	$16.05	$0.15	$(0.34)	$(0.19)	$—	$—	$—	$15.86	(1.18	)%(4)	$414,686	0.72	%(5)	0.72	%(5)	1.83	%(5)	11%
IB	16.02	0.13	(0.33)	(0.20)	—	—	—	15.82	(1.25	)(4)	69,288	0.97	(5)	0.97	(5)	1.57	(5)	11

For the Year Ended December 31, 2017
IA	$15.27	$0.25	$1.98	$2.23	$(0.28)	$(1.17)	$(1.45)	$16.05	15.44%		$450,788	0.80%		0.80%		1.56%		14%
IB	15.26	0.21	1.96	2.17	(0.24)	(1.17)	(1.41)	16.02	15.04		75,698	1.05		1.05		1.31		14

For the Year Ended December 31, 2016
IA	$15.58	$0.28	$1.75	$2.03	$(0.26)	$(2.08)	$(2.34)	$15.27	13.69%		$446,411	0.80%		0.80%		1.83%		15%
IB	15.57	0.24	1.75	1.99	(0.22)	(2.08)	(2.30)	15.26	13.46		77,796	1.05		1.05		1.58		15

For the Year Ended December 31, 2015
IA	$16.89	$0.26	$(0.77)	$(0.51)	$(0.26)	$(0.54)	$(0.80)	$15.58	(3.08)%		$455,713	0.78%		0.78%		1.56%		19%
IB	16.88	0.22	(0.77)	(0.55)	(0.22)	(0.54)	(0.76)	15.57	(3.35)		80,052	1.03		1.03		1.30		19

For the Year Ended December 31, 2014
IA	$15.39	$0.24	$1.51	$1.75	$(0.25)	$—	$(0.25)	$16.89	11.37%		$523,661	0.77%		0.77%		1.51%		14%
IB	15.38	0.20	1.51	1.71	(0.21)	—	(0.21)	16.88	11.10		98,407	1.02		1.02		1.26		14

For the Year Ended December 31, 2013
IA	$11.86	$0.23	$3.55	$3.78	$(0.25)	$—	$(0.25)	$15.39	31.94%		$551,350	0.76%		0.76%		1.66%		19%
IB	11.85	0.20	3.54	3.74	(0.21)	—	(0.21)	15.38	31.65		109,081	1.01		1.01		1.41		19

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	The figures do not include sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees would lower the Fund’s performance.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on April 30, 2014.
(7)	During the year ended December 31, 2014, the Fund incurred $61.8 million in sales associated with the transition of assets from Hartford Global Research HLS Fund, which merged into the Fund on June 23, 2014. These sales were excluded from the portfolio turnover rate calculation.
(8)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(9)	During the year ended December 31, 2014, the Fund incurred $137.9 million in sales associated with the transition of assets from Hartford Growth HLS Fund, which merged into the Fund on June 23, 2014. These sales were excluded from the portfolio turnover rate calculation.
(10)	Net investment income (loss) per share amounts have been calculated using the Securities and Exchange Commission method.
(11)	Per share amounts have been restated to reflect a reverse stock split effective October 21, 2013. Please see Notes to Financial Statements.
(12)	Portfolio turnover shown is from October 21, 2013 (conversion date) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

199

Hartford HLS Funds

Notes to Financial Statements

June 30, 2018 (Unaudited)

1.	Organization:

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of fifteen and four series, respectively, as of June 30, 2018. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Hartford Series Fund, Inc.:

Hartford Balanced HLS Fund (the “Balanced HLS Fund”)

Hartford Capital Appreciation HLS Fund (the “Capital Appreciation HLS Fund”)

Hartford Disciplined Equity HLS Fund (the “Disciplined Equity HLS Fund”)

Hartford Dividend and Growth HLS Fund (the “Dividend and Growth HLS Fund”)

Hartford Global Growth HLS Fund (the “Global Growth HLS Fund”)

Hartford Healthcare HLS Fund (the “Healthcare HLS Fund”)

Hartford High Yield HLS Fund (the “High Yield HLS Fund”)

Hartford International Opportunities HLS Fund (the “International Opportunities HLS Fund”)

Hartford MidCap HLS Fund (the “MidCap HLS Fund”)

Hartford MidCap Value HLS Fund (the “MidCap Value HLS Fund”)

Hartford Small Company HLS Fund (the “Small Company HLS Fund”)

Hartford Stock HLS Fund (the “Stock HLS Fund”)

Hartford Total Return Bond HLS Fund (the “Total Return Bond HLS Fund”)

Hartford Ultrashort Bond HLS Fund (the “Ultrashort Bond HLS Fund”)

Hartford Value HLS Fund (the “Value HLS Fund”)

Hartford HLS Series Fund II, Inc.:

Hartford Growth Opportunities HLS Fund (the “Growth Opportunities HLS Fund”)

Hartford Small Cap Growth HLS Fund (the “Small Cap Growth HLS Fund”)

Hartford Small/Mid Cap Equity HLS Fund (the “Small/Mid Cap Equity HLS Fund”)

Hartford U.S. Government Securities HLS Fund (the “U.S. Government Securities HLS Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Funds if permitted in the variable insurance contract prospectus. In addition, participants in certain qualified pension or retirement plans may choose the Funds if permitted by their plans.

Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Each Fund, except Balanced HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS Fund, Growth Opportunities HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small/Mid Cap Equity HLS Fund and Stock HLS, is divided into Class IA and Class IB shares. Balanced HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS Fund, Growth Opportunities HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small/Mid Cap Equity HLS Fund and Stock HLS Fund are divided into Class IA, Class IB and Class IC shares. Class IC shares have not commenced operations for Balanced HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small/Mid Cap Equity HLS Fund and Stock HLS Fund as of the date of this report. Each of Balanced HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS Fund, Growth Opportunities HLS Fund, Healthcare HLS Fund, High Yield HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Small/Mid Cap Equity HLS Fund, Stock HLS Fund, Total Return Bond HLS Fund, Ultrashort Bond HLS Fund, U.S. Government Securities HLS Fund and Value HLS Fund is closed to new qualified pension and retirement plans until further notice, subject to certain exceptions. Small Cap Growth HLS Fund and Small Company HLS Fund are closed to new investors until further notice, subject to certain exceptions. For more information please see the Fund’s prospectus. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except certain class specific expenses. Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act. Class IC

200

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are also subject to an administrative service fee.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the respective Company’s Board of Directors. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the respective Company’s Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange-traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the respective Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the OTC market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

201

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined in accordance with its valuation procedures. Such open-end mutual funds may use fair value pricing as disclosed in their prospectus.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the respective Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund‘s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of each Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of each Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of each Company then must consider for ratification all of the fair value determinations made during the previous quarter.

202

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

Following is quantitative information about Level 3 fair value measurements:

Growth Opportunities HLS Fund Level 3 Holdings on June 30, 2018

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at June 30, 2018
Common Stock
Cost	Trade Price	$0.00 to $61.81	$8,565,473
Model	EV/Estimated Revenue	2.3x to 3.8x	5,706,328
Model	Price/Earnings	18.7x	2,611,140

Preferred Stock
Model	EV/Estimated Revenue	2.1x to 3.8x	7,675,259
Cost	Trade Price	$4.97 to $40.00	34,691,359

Convertible Preferred Stock
Model	EV/Estimated Revenue	3.8x to 6.4x	7,142,652
Cost	Trade Price	$25.64 to $61.81	28,354,889

Total			$94,747,100

*

The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

Small Company HLS Fund Level 3 Holdings on June 30, 2018

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at June 30, 2018
Common Stock
Cost	Trade Price	$0.00 to $4.02	$724,657
Model	EV/EBITDA	6.2x	2,307,544
Model	EV/Estimated Revenue	2.3x to 2.8x	4,113,174

Preferred Stock
Model	EV/Estimated Revenue	2.1x	4,103,000
Cost	Trade Price	$36.37	2,617,521

Convertible Preferred Stock
Cost	Trade Price	$25.64	13,156,837

Total			$27,022,733

*

The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

203

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such a Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to investment income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)

Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable

204

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the respective Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of June 30, 2018.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of June 30, 2018.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of June 30, 2018.

c)

Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of June 30, 2018.

d)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that

205

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2018.

e)

Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of June 30, 2018.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended June 30, 2018, Capital Appreciation HLS Fund, High Yield HLS Fund and Total Return Bond HLS Fund had used Foreign Currency Contracts.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended June 30, 2018, Balanced HLS Fund, Capital Appreciation HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund had used Futures Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or

206

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

on a specific date. Option contracts are either OTC options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended June 30, 2018, Total Return Bond HLS Fund had used Options Contracts.

d)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the respective Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

207

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended June 30, 2018, Total Return Bond HLS Fund had used Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

208

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

During the six-month period ended June 30, 2018, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund had used Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund’s investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended June 30, 2018, Total Return Bond HLS Fund had used Total Return Swap Contracts.

e)	Additional Derivative Instrument Information:

Balanced HLS Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$176,651	$—	$—	$—	$—	$—	$176,651

Total	$176,651	$—	$—	$—	$—	$—	$176,651

Liabilities:
Unrealized depreciation on futures contracts(1)	$29,496	$—	$—	$—	$—	$—	$29,496

Total	$29,496	$—	$—	$—	$—	$—	$29,496

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$1,479,444	$—	$—	$—	$—	$—	$1,479,444

Total	$1,479,444	$—	$—	$—	$—	$—	$1,479,444

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(41,147)	$—	$—	$—	$—	$—	$(41,147)

Total	$(41,147)	$—	$—	$—	$—	$—	$(41,147)

209

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Balanced HLS Fund – (continued)

For the period ended June 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	354
Futures Contracts Short at Number of Contracts	(282)

Capital Appreciation HLS Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$92,380	$—	$—	$—	$—	$92,380

Total	$—	$92,380	$—	$—	$—	$—	$92,380

Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$625,396	$—	$—	$625,396

Total	$—	$—	$—	$625,396	$—	$—	$625,396

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(18,367)	$—	$—	$—	$—	$(18,367)

Total	$—	$(18,367)	$—	$—	$—	$—	$(18,367)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(625,396)	$—	$—	$(625,396)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	322,583	—	—	—	—	322,583

Total	$—	$322,583	$—	$(625,396)	$—	$—	$(302,813)

For the period ended June 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	405
Foreign Currency Contracts Purchased at Contract Amount	$6,116,812
Foreign Currency Contracts Sold at Contract Amount	$21,756,469

210

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

High Yield HLS Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$183	$—	$—	$—	$—	$183

Total	$—	$183	$—	$—	$—	$—	$183

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$21,009	$—	$—	$—	$—	$21,009

Total	$—	$21,009	$—	$—	$—	$—	$21,009

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$152,096	$—	$—	$—	$—	$152,096

Total	$—	$152,096	$—	$—	$—	$—	$152,096

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$39,717	$—	$—	$—	$—	$39,717

Total	$—	$39,717	$—	$—	$—	$—	$39,717

For the period ended June 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$3,465,145
Foreign Currency Contracts Sold at Contract Amount	$5,256,081

Total Return Bond HLS Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$6,705,508	$—	$—	$—	$—	$—	$6,705,508
Unrealized appreciation on futures contracts(1)	3,666,288	—	—	—	—	—	3,666,288
Unrealized appreciation on foreign currency contracts	—	148,902	—	—	—	—	148,902
Unrealized appreciation on swap contracts(2)	3,796,750	—	1,910,900	—	—	—	5,707,650

Total	$14,168,546	$148,902	$1,910,900	$—	$—	$—	$16,228,348

Liabilities:
Unrealized depreciation on futures contracts(1)	$1,239,095	$—	$—	$—	$—	$—	$1,239,095
Unrealized depreciation on foreign currency contracts	—	258,124	—	—	—	—	258,124
Unrealized depreciation on swap contracts(2)	1,242,360	—	2,132,284	—	—	—	3,374,644

Total	$2,481,455	$258,124	$2,132,284	$—	$—	$—	$4,871,863

211

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Total Return Bond HLS Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$423,547	$—	$—	$—	$—	$—	$423,547
Net realized gain (loss) on futures contracts	(17,370,649)	—	—	—	—	—	(17,370,649)
Net realized gain (loss) on written options contracts	468,606	—	—	(104,335)	—	—	364,271
Net realized gain (loss) on swap contracts	3,093,485	—	(1,708,130)	—	—	—	1,385,355
Net realized gain (loss) on foreign currency contracts	—	(1,392,118)	—	—	—	—	(1,392,118)

Total	$(13,385,011)	$(1,392,118)	$(1,708,130)	$(104,335)	$—	$—	$(16,589,594)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(455,374)	$—	$—	$—	$—	$—	$(455,374)
Net change in unrealized appreciation (depreciation) of futures contracts	4,075,641	—	—	—	—	—	4,075,641
Net change in unrealized appreciation (depreciation) of swap contracts	2,319,400	—	2,852,681	—	—	—	5,172,081
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	372,472	—	—	—	—	372,472

Total	$5,939,667	$372,472	$2,852,681	$—	$—	$—	$9,164,820

For the period ended June 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	174,981,333
Futures Contracts Long at Number of Contracts	4,679
Futures Contracts Short at Number of Contracts	(1,662)
Written Options Contracts at Number of Contracts	(263,572,110)
Swap Contracts at Notional Amount	$497,953,791
Foreign Currency Contracts Purchased at Contract Amount	$7,819,423
Foreign Currency Contracts Sold at Contract Amount	$40,342,143

U.S. Government Securities HLS Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$560,959	$—	$—	$—	$—	$—	$560,959
Unrealized appreciation on swap contracts(2)	403,341	—	—	—	—	—	403,341

Total	$964,300	$—	$—	$—	$—	$—	$964,300

Liabilities:
Unrealized depreciation on futures contracts(1)	$37,232	$—	$—	$—	$—	$—	$37,232
Unrealized depreciation on swap contracts(2)	110,734	—	—	—	—	—	110,734

Total	$147,966	$—	$—	$—	$—	$—	$147,966

212

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

U.S. Government Securities HLS Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(2,695,576)	$—	$—	$—	$—	$—	$(2,695,576)
Net realized gain (loss) on written options contracts	(96,204)	—	—	—	—	—	(96,204)
Net realized gain (loss) on swap contracts	1,211,160	—	34,577	—	—	—	1,245,737

Total	$(1,580,620)	$—	$34,577	$—	$—	$—	$(1,546,043)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$889,450	$—	$—	$—	$—	$—	$889,450
Net change in unrealized appreciation (depreciation) of swap contracts	393,991	—	(45,089)	—	—	—	348,902

Total	$1,283,441	$—	$(45,089)	$—	$—	$—	$1,283,352

For the period ended June 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	793
Futures Contracts Short at Number of Contracts	(229)
Written Options Contracts at Number of Contracts	(240)
Swap Contracts at Notional Amount	$35,354,333

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

f)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of June 30, 2018:

Balanced HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$176,651	$(29,496)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	176,651	(29,496)

Derivatives not subject to a MNA	(176,651)	29,496

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

213

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Capital Appreciation HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$92,380	$—
Futures contracts	—	(625,396)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	92,380	(625,396)

Derivatives not subject to a MNA	—	625,396

Total gross amount of assets and liabilities subject to MNA or similar agreements	$92,380	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Commonwealth Bank of Australia	$25,862	$—	$—	$—	$25,862
JP Morgan Chase & Co.	42,431	—	—	—	42,431
UBS AG	24,087	—	—	—	24,087

Total	$92,380	$—	$—	$—	$92,380

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$183	$(21,009)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	183	(21,009)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$183	$(21,009)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$183	$—	$—	$—	$183

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
BNP Paribas Securities Services	$(3,646)	$—	$—	$—	$(3,646)
UBS AG	(17,363)	—	—	—	(17,363)

Total	$(21,009)	$—	$—	$—	$(21,009)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

214

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Total Return Bond HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$148,902	$(258,124)
Futures contracts	3,666,288	(1,239,095)
Purchased options	2,370,815	(375,748)
Swap contracts	5,707,650	(3,374,644)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	11,893,655	(5,247,611)

Derivatives not subject to a MNA	(7,726,797)	1,755,446

Total gross amount of assets and liabilities subject to MNA or similar agreements	$4,166,858	$(3,492,165)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$1,620,060	$(12,322)	$—	$—	$1,607,738
Barclays	63,662	(63,662)	—	—	—
Canadian Imperial Bank of Commerce	11,311	—	—	—	11,311
Citibank NA	117,235	—	—	—	117,235
Credit Suisse International	353,068	(353,068)	—	—	—
Deutsche Bank Securities, Inc.	907,275	—	—	—	907,275
Goldman Sachs & Co.	241,630	(241,630)	—	—	—
JP Morgan Chase & Co.	17,728	(17,728)	—	—	—
Morgan Stanley	827,514	(782,450)	—	—	45,064
UBS AG	7,375	(7,375)	—	—	—

Total	$4,166,858	$(1,478,235)	$—	$—	$2,688,623

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(12,322)	$12,322	$—	$—	$—
Barclays	(488,383)	63,662	—	—	(424,721)
Credit Suisse International	(878,294)	353,068	—	—	(525,226)
Goldman Sachs & Co.	(1,190,949)	241,630	—	—	(949,319)
JP Morgan Chase & Co.	(95,598)	17,728	—	—	(77,870)
Morgan Stanley	(782,450)	782,450	—	—	—
UBS AG	(44,169)	7,375	—	—	(36,794)

Total	$(3,492,165)	$1,478,235	$—	$—	$(2,013,930)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

215

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

U.S. Government Securities HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$560,959	$(37,232)
Swap contracts	403,341	(110,734)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	964,300	(147,966)

Derivatives not subject to a MNA	(964,300)	147,966

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders

216

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At December 31, 2017 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration	Perpetual Short-Term Capital Loss Carryforward	Perpetual Long-Term Capital Loss Carryforward
Fund	2018
High Yield HLS Fund	$—	$2,204,643	$13,477,579
Ultrashort Bond HLS Fund	—	309,366	375,724
U.S. Government Securities HLS Fund	58,149,395	2,231,528	25,703,203

Balanced HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS Fund, Growth Opportunities HLS Fund, Healthcare HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Small Cap Growth HLS Fund, Small Company HLS Fund, Small/Mid Cap Equity HLS Fund, Stock HLS Fund, Total Return Bond HLS Fund and Value HLS Fund had no capital loss carryforwards for U.S. federal income tax purposes as of December 31, 2017.

During the fiscal year ended December 31, 2017, the Balanced HLS Fund, High Yield HLS Fund, International Opportunities HLS Fund, Small Cap Growth HLS Fund, Small Company HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund utilized $81,394,802, $5,006,208, $104,728,215, $14,202,092, $91,646,492, $128,342,761 and $13,673,254 of prior year capital loss carryforwards, respectively.

During the year ended December 31, 2017, High Yield HLS Fund, International Opportunities HLS Fund, Stock HLS Fund and U.S. Government Securities HLS Fund had expired $9,709,378, $195,309,855, $5,476,238 and $25,163,377 of prior year capital loss carryforwards, respectively.

c)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at June 30, 2018 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced HLS Fund	$1,813,850,293	$456,219,376	$(61,452,180)	$394,767,196
Capital Appreciation HLS Fund	4,398,917,151	560,404,691	(163,996,694)	396,407,997
Disciplined Equity HLS Fund	494,583,757	172,675,025	(5,399,586)	167,275,439
Dividend and Growth HLS Fund	2,435,560,692	930,927,797	(28,048,342)	902,879,455
Global Growth HLS Fund	395,044,308	149,822,194	(4,251,554)	145,570,640
Growth Opportunities HLS Fund	1,392,952,491	314,227,895	(28,495,754)	285,732,141
Healthcare HLS Fund	276,720,312	87,402,673	(21,987,054)	65,415,619
High Yield HLS Fund	282,389,632	5,480,979	(13,566,098)	(8,085,119)

217

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Opportunities HLS Fund	$1,387,022,723	$115,379,331	$(56,840,851)	$58,538,480
MidCap HLS Fund	1,688,512,259	639,541,530	(16,980,571)	622,560,959
MidCap Value HLS Fund	297,912,097	68,431,133	(10,803,992)	57,627,141
Small Cap Growth HLS Fund	1,176,165,668	301,588,935	(37,811,436)	263,777,499
Small Company HLS Fund	535,149,527	133,427,097	(15,961,937)	117,465,160
Small/Mid Cap Equity HLS Fund	83,258,714	15,796,917	(3,134,105)	12,662,812
Stock HLS Fund	1,132,114,351	338,282,037	(24,119,828)	314,162,209
Total Return Bond HLS Fund	3,068,436,514	27,620,610	(61,571,327)	(33,950,717)
Ultrashort Bond HLS Fund	503,764,098	504,372	(1,426,649)	(922,277)
U.S. Government Securities HLS Fund	388,048,307	2,848,931	(6,678,033)	(3,829,102)
Value HLS Fund	368,050,123	129,723,577	(11,831,349)	117,892,228

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2018; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced HLS Fund	0.6800% on first $250 million and;
0.6550% on next $250 million and;
0.6450% on next $500 million and;
0.5950% on next $4 billion and;
0.5925% on next $5 billion and;
0.5900% over $10 billion

Capital Appreciation HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

Disciplined Equity HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion

218

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Fund	Management Fee Rates
Dividend and Growth HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

Global Growth HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion

Growth Opportunities HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5975% on next $5 billion and;
0.5950% over $10 billion

Healthcare HLS Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $4.5 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion

High Yield HLS Fund	0.7000% on first $500 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6150% on next $2.5 billion and;
0.6050% on next $5 billion and;
0.5950% over $10 billion

International Opportunities HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

MidCap HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion

MidCap Value HLS Fund	0.8000% on first $500 million and;
0.7250% on next $500 million and;
0.6750% on next $1.5 billion and;
0.6700% on next $2.5 billion and;
0.6650% on next $5 billion and;
0.6600% over $10 billion

219

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Fund	Management Fee Rates
Small Cap Growth HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Small Company HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6000% on next $500 million and;
0.5500% on next $3.5 billion and;
0.5300% on next $5 billion and;
0.5200% over $10 billion

Small/Mid Cap Equity HLS Fund	0.8000% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $2 billion and;
0.6900% on next $2 billion and;
0.6800% on next $5 billion and;
0.6700% over $10 billion

Stock HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $4 billion and;
0.4475% on next $5 billion and;
0.4450% over $10 billion

Total Return Bond HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $1.5 billion and;
0.4450% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Ultrashort Bond HLS Fund	0.4000% on first $5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

U.S. Government Securities HLS Fund	0.4500% on first $500 million and;
0.4450% on next $500 million and;
0.4400% on next $1.5 billion and;
0.4350% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Value HLS Fund	0.6900% on first $250 million and;
0.6425% on next $250 million and;
0.6325% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

220

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Prior to January 1, 2018, the Value HLS Fund paid the following rate to HFMC for investment management services rendered:

Fund	Management Fee Rates
Value HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

HFMC contractually agreed to waive investment management fees of 0.03% of average daily net assets until December 31, 2018, for the Balanced HLS Fund.

b)

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and each Company, on behalf of its respective Funds, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Balanced HLS Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Capital Appreciation HLS Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Disciplined Equity HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Dividend and Growth HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Global Growth HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Growth Opportunities HLS Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Healthcare HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

High Yield HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

International Opportunities HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

MidCap HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

221

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Fund	Accounting Services Fee Rates
MidCap Value HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Small Cap Growth HLS Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small Company HLS Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small/Mid Cap Equity HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Stock HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Total Return Bond HLS Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Ultrashort Bond HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

U.S. Government Securities HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Value HLS Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)

Operating Expenses – Allocable expenses incurred by a Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund.

d)

Fees Paid Indirectly – Hartford HLS Series Fund II, Inc., on behalf of its series except U.S. Government Securities HLS Fund, and Hartford Series Fund, Inc., on behalf of its series except High Yield HLS Fund, Total Return Bond HLS Fund and Ultrashort Bond HLS Fund, have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Funds’ expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the fiscal period ended June 30, 2018, these amounts, if any, are included in the Statements of Operations.

222

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.63%	0.88%	—
Capital Appreciation HLS Fund	0.68%	0.93%	1.18%
Disciplined Equity HLS Fund	0.78%	1.03%	—
Dividend and Growth HLS Fund	0.68%	0.93%	—
Global Growth HLS Fund	0.80%	1.05%	—
Growth Opportunities HLS Fund	0.65%	0.90%	1.15%
Healthcare HLS Fund	0.89%	1.14%	—
High Yield HLS Fund	0.77%	1.02%	—
International Opportunities HLS Fund	0.73%	0.98%	—
MidCap HLS Fund	0.69%	0.94%	—
MidCap Value HLS Fund	0.86%	1.11%	—
Small Cap Growth HLS Fund	0.64%	0.89%	—
Small Company HLS Fund	0.79%	1.04%	—
Small/Mid Cap Equity HLS Fund	0.91%	1.16%	—
Stock HLS Fund	0.52%	0.77%	—
Total Return Bond HLS Fund	0.51%	0.76%	—
Ultrashort Bond HLS Fund	0.45%	0.70%	—
U.S. Government Securities HLS Fund	0.51%	0.76%	—
Value HLS Fund	0.72%	0.97%	—

e)

Distribution Plans for Class IB and Class IC Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. Each Company, on behalf of its respective Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares and each Company, on behalf of certain Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IC shares.

Pursuant to the Class IB Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class IC Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.

Each Board has the authority to suspend or reduce these payments at any point in time. The distribution fees paid during the period can be found on the Statements of Operations. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

f)

Administrative Services Fee for Class IC Shares – Certain Funds may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

g)

Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2018, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statement of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced HLS Fund	$3,775
Capital Appreciation HLS Fund	8,116
Disciplined Equity HLS Fund	1,121
Dividend and Growth HLS Fund	5,735

223

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Fund	CCO Compensation Paid by Fund
Global Growth HLS Fund	$892
Growth Opportunities HLS Fund	2,588
Healthcare HLS Fund	548
High Yield HLS Fund	474
International Opportunities HLS Fund	2,595
MidCap HLS Fund	3,762
MidCap Value HLS Fund	594
Small Cap Growth HLS Fund	2,245
Small Company HLS Fund	1,029
Small/Mid Cap Equity HLS Fund	157
Stock HLS Fund	2,438
Total Return Bond HLS Fund	3,785
Ultrashort Bond HLS Fund	839
U.S. Government Securities HLS Fund	631
Value HLS Fund	831

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Pursuant to a sub-transfer agency agreement between HASCO and DST Asset Manager Solutions, Inc. (“DST”). HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. The costs and expenses of such delegation are borne by HASCO, not by the Funds. Each Fund pays HASCO a fixed fee annually, plus out of pocket expenses for providing such services. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended June 30, 2018, the effective rate of compensation paid to HASCO for transfer agency services on a gross and net basis as a percentage of each Class’ average daily net assets is as follows:

Fund	Class IA		Class IB		Class IC
Balanced HLS Fund	0.00	%*	0.00	%*	—
Capital Appreciation HLS Fund	0.00	%*	0.00	%*	0.00	%*
Disciplined Equity HLS Fund	0.00	%*	0.00	%*	—
Dividend and Growth HLS Fund	0.00	%*	0.00	%*	—
Global Growth HLS Fund	0.00	%*	0.00	%*	—
Growth Opportunities HLS Fund	0.00	%*	0.00	%*	0.00	%*
Healthcare HLS Fund	0.00	%*	0.00	%*	—
High Yield HLS Fund	0.00	%*	0.00	%*	—
International Opportunities HLS Fund	0.00	%*	0.00	%*	—
MidCap HLS Fund	0.00	%*	0.00	%*	—
MidCap Value HLS Fund	0.00	%*	0.00	%*	—
Small Cap Growth HLS Fund	0.00	%*	0.00	%*	—
Small Company HLS Fund	0.00	%*	0.00	%*	—
Small/Mid Cap Equity HLS Fund	0.01%		0.01%		—
Stock HLS Fund	0.00	%*	0.00	%*	—
Total Return Bond HLS Fund	0.00	%*	0.00	%*	—
Ultrashort Bond HLS Fund	0.00	%*	0.00	%*	—
U.S. Government Securities HLS Fund	0.00	%*	0.00	%*	—
Value HLS Fund	0.00	%*	0.00	%*	—

*	Percentage rounds to zero.

224

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

8.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At June 30, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral
Balanced HLS Fund	$2,891,187	$2,943,973	$—
Capital Appreciation HLS Fund	18,582,748	18,971,506	—
Global Growth HLS Fund	1,347,988	1,373,757	—
Growth Opportunities HLS Fund	43,764,332	44,965,898	—
Healthcare HLS Fund	12,302,156	12,622,214	—
International Opportunities HLS Fund	307,775	323,163	—
MidCap HLS Fund	14,390,331	14,777,089	—
MidCap Value HLS Fund	3,862,865	3,938,076	—
Small Cap Growth HLS Fund	49,968,235	51,156,426	—
Small Company HLS Fund	11,026,358	11,282,564	—
Small/Mid Cap Equity HLS Fund	1,102,803	1,130,610	—
Total Return Bond HLS Fund	10,317,843	10,509,326	—
Value HLS Fund	2,221,761	2,328,015	—
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

Balanced HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$2,943,973	$—	$—	$—	$2,943,973

Total Borrowings	$2,943,973	$—	$—	$—	$2,943,973

Gross amount of recognized liabilities for securities lending transactions					$2,943,973

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

225

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Capital Appreciation HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$18,971,506	$—	$—	$—	$18,971,506

Total Borrowings	$18,971,506	$—	$—	$—	$18,971,506

Gross amount of recognized liabilities for securities lending transactions					$18,971,506

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Global Growth HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,373,757	$—	$—	$—	$1,373,757

Total Borrowings	$1,373,757	$—	$—	$—	$1,373,757

Gross amount of recognized liabilities for securities lending transactions					$1,373,757

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Growth Opportunities HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$44,965,898	$—	$—	$—	$44,965,898

Total Borrowings	$44,965,898	$—	$—	$—	$44,965,898

Gross amount of recognized liabilities for securities lending transactions					$44,965,898

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

226

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Healthcare HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$12,622,214	$—	$—	$—	$12,622,214

Total Borrowings	$12,622,214	$—	$—	$—	$12,622,214

Gross amount of recognized liabilities for securities lending transactions					$12,622,214

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

International Opportunities HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$323,163	$—	$—	$—	$323,163

Total Borrowings	$323,163	$—	$—	$—	$323,163

Gross amount of recognized liabilities for securities lending transactions					$323,163

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

MidCap HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$14,777,089	$—	$—	$—	$14,777,089

Total Borrowings	$14,777,089	$—	$—	$—	$14,777,089

Gross amount of recognized liabilities for securities lending transactions					$14,777,089

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

227

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

MidCap Value HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,938,076	$—	$—	$—	$3,938,076

Total Borrowings	$3,938,076	$—	$—	$—	$3,938,076

Gross amount of recognized liabilities for securities lending transactions					$3,938,076

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small Cap Growth HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$19,773,614	$—	$—	$—	$19,773,614
Exchange-Traded Funds	31,382,812	—	—	—	31,382,812

Total	$51,156,426	$—	$—	$—	$51,156,426

Total Borrowings	$51,156,426	$—	$—	$—	$51,156,426

Gross amount of recognized liabilities for securities lending transactions					$51,156,426

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small Company HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$9,251,690	$—	$—	$—	$9,251,690
Exchange-Traded Funds	2,030,874	—	—	—	2,030,874

Total	$11,282,564	$—	$—	$—	$11,282,564

Total Borrowings	$11,282,564	$—	$—	$—	$11,282,564

Gross amount of recognized liabilities for securities lending transactions					$11,282,564

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

228

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Small/Mid Cap Equity HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,130,610	$—	$—	$—	$1,130,610

Total Borrowings	$1,130,610	$—	$—	$—	$1,130,610

Gross amount of recognized liabilities for securities lending transactions					$1,130,610

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Total Return Bond HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$10,200,915	$—	$—	$—	$10,200,915
Foreign Government Obligations	308,411	—	—	—	308,411

Total	$10,509,326	$—	$—	$—	$10,509,326

Total Borrowings	$10,509,326	$—	$—	$—	$10,509,326

Gross amount of recognized liabilities for securities lending transactions					$10,509,326

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Value HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,328,015	$—	$—	$—	$2,328,015

Total Borrowings	$2,328,015	$—	$—	$—	$2,328,015

Gross amount of recognized liabilities for securities lending transactions					$2,328,015

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

229

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

9.	Investment Transactions:

For the six-month period ended June 30, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Balanced HLS Fund	$302,903,756	$414,176,427
Capital Appreciation HLS Fund	2,286,550,165	2,716,827,101
Disciplined Equity HLS Fund	88,862,737	142,165,994
Dividend and Growth HLS Fund	499,950,652	733,406,486
Global Growth HLS Fund	137,029,910	155,664,042
Growth Opportunities HLS Fund	929,448,589	1,066,138,664
Healthcare HLS Fund	45,351,877	70,563,192
High Yield HLS Fund	43,260,654	56,103,963
International Opportunities HLS Fund	616,444,695	695,402,932
MidCap HLS Fund	399,203,632	482,720,101
MidCap Value HLS Fund	79,301,385	106,391,269
Small Cap Growth HLS Fund	469,731,572	519,540,879
Small Company HLS Fund	298,057,250	347,153,993
Small/Mid Cap Equity HLS Fund	41,896,958	49,762,199
Stock HLS Fund	150,095,349	243,158,194
Total Return Bond HLS Fund	400,406,946	406,848,898
Ultrashort Bond HLS Fund	80,718,683	125,039,582
U.S. Government Securities HLS Fund	29,705,067	26,498,214
Value HLS Fund	54,062,905	82,665,711

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Balanced HLS Fund	$31,408,886	$61,380,547
Capital Appreciation HLS Fund	—	—
Disciplined Equity HLS Fund	—	—
Dividend and Growth HLS Fund	—	—
Global Growth HLS Fund	—	—
Growth Opportunities HLS Fund	—	—
Healthcare HLS Fund	—	—
High Yield HLS Fund	—	—
International Opportunities HLS Fund	—	—
MidCap HLS Fund	—	—
MidCap Value HLS Fund	—	—
Small Cap Growth HLS Fund	—	—
Small Company HLS Fund	—	—
Small/Mid Cap Equity HLS Fund	—	—
Stock HLS Fund	—	—
Total Return Bond HLS Fund	213,299,936	281,730,805
Ultrashort Bond HLS Fund	—	37,480,063
U.S. Government Securities HLS Fund	38,067,913	79,660,408
Value HLS Fund	—	—

230

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Fund	Total Cost of Purchases	Total Sales Proceeds
Balanced HLS Fund	$334,312,642	$475,556,974
Capital Appreciation HLS Fund	2,286,550,165	2,716,827,101
Disciplined Equity HLS Fund	88,862,737	142,165,994
Dividend and Growth HLS Fund	499,950,652	733,406,486
Global Growth HLS Fund	137,029,910	155,664,042
Growth Opportunities HLS Fund	929,448,589	1,066,138,664
Healthcare HLS Fund	45,351,877	70,563,192
High Yield HLS Fund	43,260,654	56,103,963
International Opportunities HLS Fund	616,444,695	695,402,932
MidCap HLS Fund	399,203,632	482,720,101
MidCap Value HLS Fund	79,301,385	106,391,269
Small Cap Growth HLS Fund	469,731,572	519,540,879
Small Company HLS Fund	298,057,250	347,153,993
Small/Mid Cap Equity HLS Fund	41,896,958	49,762,199
Stock HLS Fund	150,095,349	243,158,194
Total Return Bond HLS Fund	613,706,882	688,579,703
Ultrashort Bond HLS Fund	80,718,683	162,519,645
U.S. Government Securities HLS Fund	67,772,980	106,158,622
Value HLS Fund	54,062,905	82,665,711

10.	Capital Share Transactions:

The following information is for the six-month period ended June 30, 2018, and the year ended December 31, 2017:

Balanced HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	231,714	$7,225,924	806,404	$24,243,642
Shares Issued for Reinvested Dividends	—	—	1,550,612	47,464,119
Shares Redeemed	(5,027,105)	(156,689,415)	(9,237,441)	(271,385,497)

Net Increase (Decrease)	(4,795,391)	(149,463,491)	(6,880,425)	(199,677,736)

Class IB
Shares Sold	120,674	$3,803,952	98,155	$2,948,319
Shares Issued for Reinvested Dividends	—	—	178,485	5,534,060
Shares Redeemed	(676,424)	(21,318,498)	(1,359,464)	(40,387,458)

Net Increase (Decrease)	(555,750)	(17,514,546)	(1,082,824)	(31,905,079)

Total Net Increase (Decrease)	(5,351,141)	$(166,978,037)	(7,963,249)	$(231,582,815)

231

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Capital Appreciation HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	248,833	$12,320,200	1,520,224	$69,676,765
Shares Issued for Reinvested Dividends	—	—	5,849,271	280,000,593
Shares Redeemed	(7,844,755)	(387,615,235)	(23,141,724)	(1,078,423,340)

Net Increase (Decrease)	(7,595,922)	(375,295,035)	(15,772,229)	(728,745,982)

Class IB
Shares Sold	63,199	$3,042,933	111,613	$5,150,495
Shares Issued for Reinvested Dividends	—	—	742,165	35,014,412
Shares Redeemed	(1,448,320)	(70,703,807)	(2,304,465)	(105,783,037)

Net Increase (Decrease)	(1,385,121)	(67,660,874)	(1,450,687)	(65,618,130)

Class IC
Shares Sold	39,777	$1,950,214	127,654	$5,935,733
Shares Issued for Reinvested Dividends	—	—	36,298	1,722,982
Shares Redeemed	(48,544)	(2,371,901)	(53,091)	(2,473,932)

Net Increase (Decrease)	(8,767)	(421,687)	110,861	5,184,783

Total Net Increase (Decrease)	(8,989,810)	$(443,377,596)	(17,112,055)	$(789,179,329)

Disciplined Equity HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	101,894	$1,621,572	283,728	$4,383,156
Shares Issued for Reinvested Dividends	—	—	4,779,020	69,277,938
Shares Redeemed	(3,433,045)	(54,521,474)	(6,394,841)	(97,244,218)

Net Increase (Decrease)	(3,331,151)	(52,899,902)	(1,332,093)	(23,583,124)

Class IB
Shares Sold	50,679	$781,094	144,937	$2,190,277
Shares Issued for Reinvested Dividends	—	—	660,646	9,451,480
Shares Redeemed	(507,292)	(7,983,247)	(1,017,854)	(15,281,872)

Net Increase (Decrease)	(456,613)	(7,202,153)	(212,271)	(3,640,115)

Total Net Increase (Decrease)	(3,787,764)	$(60,102,055)	(1,544,364)	$(27,223,239)

Dividend and Growth HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	1,328,945	$31,962,831	4,155,891	$95,954,389
Shares Issued for Reinvested Dividends	—	—	11,597,227	261,460,717
Shares Redeemed	(10,320,676)	(248,749,061)	(19,421,429)	(451,326,930)

Net Increase (Decrease)	(8,991,731)	(216,786,230)	(3,668,311)	(93,911,824)

232

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Dividend and Growth HLS Fund – (continued)
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IB
Shares Sold	220,213	$5,241,002	375,911	$8,685,861
Shares Issued for Reinvested Dividends	—	—	1,593,174	35,652,495
Shares Redeemed	(1,534,462)	(36,676,165)	(3,425,042)	(79,084,752)

Net Increase (Decrease)	(1,314,249)	(31,435,163)	(1,455,957)	(34,746,396)

Total Net Increase (Decrease)	(10,305,980)	$(248,221,393)	(5,124,268)	$(128,658,220)

Global Growth HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	763,646	$22,538,533	1,167,362	$30,260,457
Shares Issued for Reinvested Dividends	—	—	811,179	20,798,629
Shares Redeemed	(1,256,709)	(37,179,659)	(2,159,005)	(55,663,972)

Net Increase (Decrease)	(493,063)	(14,641,126)	(180,464)	(4,604,886)

Class IB
Shares Sold	133,196	$3,883,937	205,454	$5,206,011
Shares Issued for Reinvested Dividends	—	—	156,643	3,981,856
Shares Redeemed	(257,085)	(7,558,331)	(611,170)	(15,562,567)

Net Increase (Decrease)	(123,889)	(3,674,394)	(249,073)	(6,374,700)

Total Net Increase (Decrease)	(616,952)	$(18,315,520)	(429,537)	$(10,979,586)

Growth Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	319,012	$13,143,307	1,055,813	$35,715,356
Shares Issued for Reinvested Dividends	—	—	456,670	16,106,761
Shares Redeemed	(2,340,865)	(96,651,671)	(5,385,187)	(187,447,545)

Net Increase (Decrease)	(2,021,853)	(83,508,364)	(3,872,704)	(135,625,428)

Class IB
Shares Sold	106,662	$4,260,732	226,887	$7,648,732
Shares Issued for Reinvested Dividends	—	—	55,466	1,881,415
Shares Redeemed	(348,901)	(13,767,106)	(837,366)	(27,997,475)

Net Increase (Decrease)	(242,239)	(9,506,374)	(555,013)	(18,467,328)

Class IC
Shares Sold	44,358	$1,803,599	104,552	$3,540,640
Shares Issued for Reinvested Dividends	—	—	11,639	403,653
Shares Redeemed	(50,643)	(2,048,527)	(81,843)	(2,819,857)

Net Increase (Decrease)	(6,285)	(244,928)	34,348	1,124,436

Total Net Increase (Decrease)	(2,270,377)	$(93,259,666)	(4,393,369)	$(152,968,320)

233

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Healthcare HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	561,680	$13,237,928	1,841,982	$44,835,798
Shares Issued for Reinvested Dividends	—	—	1,933,544	42,557,293
Shares Redeemed	(1,465,716)	(34,131,774)	(2,322,554)	(54,827,732)

Net Increase (Decrease)	(904,036)	(20,893,846)	1,452,972	32,565,359

Class IB
Shares Sold	42,980	$958,869	129,384	$2,994,650
Shares Issued for Reinvested Dividends	—	—	343,098	7,184,474
Shares Redeemed	(257,235)	(5,744,394)	(517,395)	(11,565,478)

Net Increase (Decrease)	(214,255)	(4,785,525)	(44,913)	(1,386,354)

Total Net Increase (Decrease)	(1,118,291)	$(25,679,371)	1,408,059	$31,179,005

High Yield HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	638,412	$5,239,687	1,551,820	$12,802,783
Shares Issued for Reinvested Dividends	—	—	1,763,487	14,107,895
Shares Redeemed	(2,826,921)	(23,093,971)	(5,352,490)	(44,291,170)

Net Increase (Decrease)	(2,188,509)	(17,854,284)	(2,037,183)	(17,380,492)

Class IB
Shares Sold	214,332	$1,723,911	398,161	$3,249,143
Shares Issued for Reinvested Dividends	—	—	551,458	4,345,488
Shares Redeemed	(852,945)	(6,848,227)	(1,811,097)	(14,711,242)

Net Increase (Decrease)	(638,613)	(5,124,316)	(861,478)	(7,116,611)

Total Net Increase (Decrease)	(2,827,122)	$(22,978,600)	(2,898,661)	$(24,497,103)

International Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	4,715,929	$83,167,911	14,013,729	$228,923,920
Shares Issued for Reinvested Dividends	—	—	1,165,749	19,083,304
Shares Redeemed	(8,360,119)	(147,509,618)	(10,831,010)	(174,609,123)

Net Increase (Decrease)	(3,644,190)	(64,341,707)	4,348,468	73,398,101

Class IB
Shares Sold	275,535	$4,905,184	595,017	$9,615,544
Shares Issued for Reinvested Dividends	—	—	109,962	1,824,269
Shares Redeemed	(774,292)	(13,901,190)	(1,810,973)	(29,172,721)

Net Increase (Decrease)	(498,757)	(8,996,006)	(1,105,994)	(17,732,908)

Total Net Increase (Decrease)	(4,142,947)	$(73,337,713)	3,242,474	$55,665,193

234

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

MidCap HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	3,950,121	$165,126,777	9,676,572	$363,623,668
Shares Issued for Reinvested Dividends	—	—	2,534,154	94,658,888
Shares Redeemed	(5,754,378)	(241,944,351)	(9,315,330)	(349,644,474)

Net Increase (Decrease)	(1,804,257)	(76,817,574)	2,895,396	108,638,082

Class IB
Shares Sold	37,829	$1,559,928	203,031	$7,530,954
Shares Issued for Reinvested Dividends	—	—	139,137	5,084,893
Shares Redeemed	(155,671)	(6,344,958)	(1,660,894)	(64,348,851)

Net Increase (Decrease)	(117,842)	(4,785,030)	(1,318,726)	(51,733,004)

Total Net Increase (Decrease)	(1,922,099)	$(81,602,604)	1,576,670	$56,905,078

MidCap Value HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	67,125	$847,408	474,578	$5,861,095
Shares Issued for Reinvested Dividends	—	—	1,786,186	20,308,940
Shares Redeemed	(1,617,049)	(20,476,312)	(3,597,010)	(44,123,512)

Net Increase (Decrease)	(1,549,924)	(19,628,904)	(1,336,246)	(17,953,477)

Class IB
Shares Sold	22,882	$287,764	91,141	$1,113,838
Shares Issued for Reinvested Dividends	—	—	534,256	6,031,748
Shares Redeemed	(499,876)	(6,253,039)	(1,189,202)	(14,470,579)

Net Increase (Decrease)	(476,994)	(5,965,275)	(563,805)	(7,324,993)

Total Net Increase (Decrease)	(2,026,918)	$(25,594,179)	(1,900,051)	$(25,278,470)

Small Cap Growth HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	2,045,522	$68,500,481	5,723,808	$165,058,843
Shares Issued for Reinvested Dividends	—	—	13,629	391,968
Shares Redeemed	(2,852,673)	(95,567,053)	(12,168,321)	(365,607,978)

Net Increase (Decrease)	(807,151)	(27,066,572)	(6,430,884)	(200,157,167)

Class IB
Shares Sold	753,426	$24,743,547	5,928,739	$176,762,856
Shares Redeemed	(1,747,655)	(57,664,923)	(2,636,397)	(76,228,471)

Net Increase (Decrease)	(994,229)	(32,921,376)	3,292,342	100,534,385

Total Net Increase (Decrease)	(1,801,380)	$(59,987,948)	(3,138,542)	$(99,622,782)

235

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Small Company HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	1,051,436	$23,311,529	1,793,489	$32,075,623
Shares Redeemed	(2,682,674)	(58,567,737)	(26,402,292)	(469,703,430)

Net Increase (Decrease)	(1,631,238)	(35,256,208)	(24,608,803)	(437,627,807)

Class IB
Shares Sold	150,410	$3,055,944	223,321	$3,768,830
Shares Redeemed	(397,510)	(7,939,465)	(2,064,656)	(34,359,403)

Net Increase (Decrease)	(247,100)	(4,883,521)	(1,841,335)	(30,590,573)

Total Net Increase (Decrease)	(1,878,338)	$(40,139,729)	(26,450,138)	$(468,218,380)

Small/Mid Cap Equity HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	251,473	$2,255,505	546,142	$4,524,831
Shares Issued for Reinvested Dividends	—	—	415,135	3,287,870
Shares Redeemed	(998,283)	(8,860,876)	(2,330,941)	(19,299,802)

Net Increase (Decrease)	(746,810)	(6,605,371)	(1,369,664)	(11,487,101)

Class IB
Shares Sold	51,294	$455,552	206,491	$1,703,656
Shares Issued for Reinvested Dividends	—	—	69,948	550,492
Shares Redeemed	(199,446)	(1,762,772)	(724,359)	(5,954,090)

Net Increase (Decrease)	(148,152)	(1,307,220)	(447,920)	(3,699,942)

Total Net Increase (Decrease)	(894,962)	$(7,912,591)	(1,817,584)	$(15,187,043)

Stock HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	47,769	$3,863,891	82,347	$6,102,812
Shares Issued for Reinvested Dividends	—	—	299,255	23,707,000
Shares Redeemed	(1,156,629)	(93,141,506)	(2,491,889)	(184,342,341)

Net Increase (Decrease)	(1,108,860)	(89,277,615)	(2,110,287)	(154,532,529)

Class IB
Shares Sold	7,956	$656,654	24,541	$1,800,010
Shares Issued for Reinvested Dividends	—	—	26,673	2,111,519
Shares Redeemed	(172,492)	(13,883,236)	(326,619)	(24,082,015)

Net Increase (Decrease)	(164,536)	(13,226,582)	(275,405)	(20,170,486)

Total Net Increase (Decrease)	(1,273,396)	$(102,504,197)	(2,385,692)	$(174,703,015)

236

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Total Return Bond HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	4,178,162	$46,776,581	10,804,579	$121,912,379
Shares Issued for Reinvested Dividends	—	—	5,703,212	64,104,099
Shares Redeemed	(15,470,047)	(172,304,979)	(28,263,945)	(319,063,315)

Net Increase (Decrease)	(11,291,885)	(125,528,398)	(11,756,154)	(133,046,837)

Class IB
Shares Sold	403,940	$4,490,077	1,007,204	$11,336,689
Shares Issued for Reinvested Dividends	—	—	611,268	6,840,084
Shares Redeemed	(1,732,917)	(19,189,678)	(3,290,538)	(36,973,156)

Net Increase (Decrease)	(1,328,977)	(14,699,601)	(1,672,066)	(18,796,383)

Total Net Increase (Decrease)	(12,620,862)	$ (140,227,999)	(13,428,220)	$ (151,843,220)

Ultrashort Bond HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	2,374,711	$23,943,569	3,269,464	$32,898,341
Shares Issued for Reinvested Dividends	—	—	385,163	3,863,181
Shares Redeemed	(4,626,704)	(46,628,728)	(10,954,529)	(110,225,740)

Net Increase (Decrease)	(2,251,993)	(22,685,159)	(7,299,902)	(73,464,218)

Class IB
Shares Sold	559,439	$5,628,909	766,654	$7,701,575
Shares Issued for Reinvested Dividends	—	—	35,217	353,222
Shares Redeemed	(868,400)	(8,738,188)	(2,138,208)	(21,476,321)

Net Increase (Decrease)	(308,961)	(3,109,279)	(1,336,337)	(13,421,524)

Total Net Increase (Decrease)	(2,560,954)	$(25,794,438)	(8,636,239)	$(86,885,742)

U.S. Government Securities HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	791,123	$8,042,839	2,103,061	$21,772,509
Shares Issued for Reinvested Dividends	—	—	729,790	7,516,833
Shares Redeemed	(3,140,136)	(31,794,041)	(6,323,266)	(65,421,205)

Net Increase (Decrease)	(2,349,013)	(23,751,202)	(3,490,415)	(36,131,863)

Class IB
Shares Sold	193,347	$1,957,256	351,226	$3,626,856
Shares Issued for Reinvested Dividends	—	—	135,593	1,395,250
Shares Redeemed	(690,265)	(6,971,384)	(1,335,009)	(13,785,552)

Net Increase (Decrease)	(496,918)	(5,014,128)	(848,190)	(8,763,446)

Total Net Increase (Decrease)	(2,845,931)	$(28,765,330)	(4,338,605)	$(44,895,309)

237

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Value HLS Fund
	For the Six-Month Period Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	359,580	$5,753,564	695,794	$10,990,889
Shares Issued for Reinvested Dividends	—	—	2,611,798	39,184,876
Shares Redeemed	(2,306,822)	(37,130,513)	(4,444,508)	(70,230,330)

Net Increase (Decrease)	(1,947,242)	(31,376,949)	(1,136,916)	(20,054,565)

Class IB
Shares Sold	39,718	$638,372	75,796	$1,195,727
Shares Issued for Reinvested Dividends	—	—	435,092	6,498,111
Shares Redeemed	(383,648)	(6,141,237)	(886,742)	(13,949,988)

Net Increase (Decrease)	(343,930)	(5,502,865)	(375,854)	(6,256,150)

Total Net Increase (Decrease)	(2,291,172)	$(36,879,814)	(1,512,770)	$(26,310,715)

11.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $400 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended June 30, 2018, none of the Funds had borrowings under this facility.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

238

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

13.	Reverse Stock Split:

On October 21, 2013 for the Ultrashort Bond HLS Fund, a reverse stock split was declared for the Class IA and Class IB shares at a ten to one ratio. The effect of the reverse stock split was to divide the number of outstanding shares by the reverse split factor, with a corresponding increase in the net asset value per share. The split was executed at the closing rounded NAV as of the prior business day. This transaction did not change the net assets of the Fund and the total value of a shareholder’s investment in the Fund did not change as a result of the reverse stock split. Data presented in the Financial Highlights has been adjusted retroactively to account for the reverse stock split.

14.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended June 30, 2018, events and transactions subsequent to June 30, 2018, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. The following subsequent events requiring financial statement adjustment or disclosure have been identified.

Karen H. Grimes, CFA announced her plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, as of December 31, 2018. Accordingly, she will no longer serve as a portfolio manager to the Balanced HLS Fund or the Value HLS Fund as of December 31, 2018. It is anticipated that Ms. Grimes’ portfolio manager responsibilities will transition to each Fund’s other portfolio managers by December 31, 2018.

Effective November 1, 2018, the name, principal investment strategy, portfolio manager and benchmark of the Hartford Small/Mid Cap Equity HLS Fund will change. As part of these changes, (i) the Fund will change its name to the Hartford MidCap Growth HLS Fund; (ii) the Fund’s non-fundamental policy to invest under normal circumstances at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies will change to remove the reference to small-capitalization companies; (iii) Tim Manning will replace David J. Elliott, CFA as the Fund’s sole portfolio manager; and (iv) the Fund’s benchmark will change to the Russell Midcap Growth Index from the Russell 2500 Index.

Kent M. Stahl, CFA announced his plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, as of December 31, 2018. Accordingly, he will no longer serve as a portfolio manager to the Capital Appreciation HLS Fund as of December 31, 2018. Gregg R. Thomas, CFA will remain a portfolio manager on the Capital Appreciation HLS Fund. Mr. Thomas will continue to select and oversee the Capital Appreciation HLS Fund’s portfolio management team and determine how the Capital Appreciation HLS Fund assets are allocated among the team’s members.

HFMC agreed to extend the current contractual management fee waiver of 0.03% for the Balanced HLS Fund. In addition, effective January 1, 2019, HFMC agreed to waive 0.04% of the MidCap Value HLS Fund’s contractual management fee. Each of these contractual management fee waivers will remain in effect until April 30, 2020 unless the Board of Directors of Hartford Series Fund, Inc. approves its earlier termination.

239

Hartford HLS Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

240

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes: a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

Series of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each a “Fund” and collectively, the “Funds”) are not subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”) but are underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in the Funds are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Fund. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with Wellington Management Company LLP.

HLSSAR18      8-18      207433     Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: August 23, 2018	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 23, 2018	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: August 23, 2018	By: /s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)